UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Bond Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXCOX |
June 3
0, 2026
This semi-annual shareholder report contains important information about the Empower Bond Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Institutional Class/MXCOX)	$ 13	0.13%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 5,181M
Total number of portfolio holdings	2,704
Total advisory fee paid	$ 2.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	16%
Average Credit Quality	Aa2
Weighted Average Maturity	12 years
Effective Duration	5.87 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Hol
din
gs
United States Treasury Note/Bond 4.63%	1.68%
United States Treasury Note/Bond 3.50%	1.51%
United States Treasury Note/Bond 1.63%	1.29%
United States Treasury Note/Bond 4.13%	1.13%
United States Treasury Note/Bond 0.88%	1.11%
United States Treasury Note/Bond 3.38%	1.11%
United States Treasury Note/Bond 4.00%	1.00%
United States Treasury Note/Bond 3.88%	0.94%
United States Treasury Note/Bond 0.50%	0.93%
Fairway Finance Co LLC	0.85%
CREDIT RATING ALLOCATION
(a)
(a)
Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Bond Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXBIX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Bond Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Investor Class/MXBIX)	$ 49	0.48%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 5,181M
Total number of portfolio holdings	2,704
Total advisory fee paid	$ 2.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	16%
Average Credit Quality	Aa2
Weighted Average Maturity	12 years
Effective Duration	5.87 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top
Te
n Holdings
United States Treasury Note/Bond 4.63%	1.68%
United States Treasury Note/Bond 3.50%	1.51%
United States Treasury Note/Bond 1.63%	1.29%
United States Treasury Note/Bond 4.13%	1.13%
United States Treasury Note/Bond 0.88%	1.11%
United States Treasury Note/Bond 3.38%	1.11%
United States Treasury Note/Bond 4.00%	1.00%
United States Treasury Note/Bond 3.88%	0.94%
United States Treasury Note/Bond 0.50%	0.93%
Fairway Finance Co LLC	0.85%
CREDIT RATING ALLOCATION
(a)
(a)
Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXIUX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Core Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Institutional Class/MXIUX)	$ 35	0.35%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 825M
Total number of portfolio holdings	1,414
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	117%
Average Credit Quality	Aa2
Weighted Average Maturity	14 years
Effective Duration	5.97 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Uniform Mortgage-Backed Security 5.50%	3.02%
U.S. Treasury Bills 3.65%	1.79%
Uniform Mortgage-Backed Security 6.50%	1.68%
U.S. Treasury Bills 3.61%	1.68%
United States Treasury Note/Bond 3.75%	1.57%
United States Treasury Note/Bond 4.50%	1.53%
Uniform Mortgage-Backed Security 6.00%	1.47%
United States Treasury Note/Bond 4.13%	1.41%
United States Treasury Note/Bond 2.75%	1.28%
United States Treasury Note/Bond 1.38%	1.09%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXFDX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Core Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Investor Class/MXFDX)	$ 70	0.70%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 825M
Total number of portfolio holdings	1,414
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	117%
Average Credit Quality	Aa2
Weighted Average Maturity	14 years
Effective Duration	5.97 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Uniform Mortgage-Backed Security 5.50%	3.02%
U.S. Treasury Bills 3.65%	1.79%
Uniform Mortgage-Backed Security 6.50%	1.68%
U.S. Treasury Bills 3.61%	1.68%
United States Treasury Note/Bond 3.75%	1.57%
United States Treasury Note/Bond 4.50%	1.53%
Uniform Mortgage-Backed Security 6.00%	1.47%
United States Treasury Note/Bond 4.13%	1.41%
United States Treasury Note/Bond 2.75%	1.28%
United States Treasury Note/Bond 1.38%	1.09%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Global Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXZMX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Global Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Institutional Class/MXZMX)	$ 64	0.65%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 742M
Total number of portfolio holdings	864
Total advisory fee paid	$ 1.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	100%
Average Credit Quality	Aa3
Weighted Average Maturity	13 years
Effective Duration	6.48 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.75%	4.58%
Uniform Mortgage-Backed Security 5.50%	3.12%
United States Treasury Note/Bond 2.25%	3.06%
United States Treasury Note/Bond 5.00%	2.44%
United States Treasury Note/Bond 3.50%	1.95%
Bundesschatzanweisungen 2.00%	1.82%
Bundesrepublik Deutschland Bundesanleihe 2.30%	1.78%
United States Treasury Note/Bond 4.63%	1.62%
Colombian TES 13.25%	1.53%
United States Treasury Note/Bond 3.88%	1.37%
GEOGRAPH
ICA
L ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April

30, 2026, the Fund's expense limit annual rate was reduced from 0.65% to 0.64%.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Global Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXGBX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Global Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Investor Class/MXGBX)	$ 99	1.00%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 742M
Total number of portfolio holdings	864
Total advisory fee paid	$ 1.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	100%
Average Credit Quality	Aa3
Weighted Average Maturity	13 years
Effective Duration	6.48 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.75%	4.58%
Uniform Mortgage-Backed Security 5.50%	3.12%
United States Treasury Note/Bond 2.25%	3.06%
United States Treasury Note/Bond 5.00%	2.44%
United States Treasury Note/Bond 3.50%	1.95%
Bundesschatzanweisungen 2.00%	1.82%
Bundesrepublik Deutschland Bundesanleihe 2.30%	1.78%
United States Treasury Note/Bond 4.63%	1.62%
Colombian TES 13.25%	1.53%
United States Treasury Note/Bond 3.88%	1.37%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April

30, 2026, the Fund's expense limit annual rate was reduced from 0.65% to 0.64%.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower High Yield Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXFRX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Institutional Class/MXFRX)	$ 60	0.58%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 893M
Total number of portfolio holdings	499
Total advisory fee paid	$ 2.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	27%
Average Credit Quality	Ba3
Weighted Average Maturity	5 years
Effective Duration	2.33 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.31%
Western Digital Corp	0.77%
Lumentum Holdings Inc	0.74%
Iron Mountain Inc REIT 6.25%	0.63%
RR Donnelley & Sons Co 9.50%	0.62%
Boeing Co	0.60%
Efesto Bidco SpA Efesto US LLC 7.50%	0.58%
Kedrion SpA 6.50%	0.58%
Rain Carbon Inc 12.25%	0.56%
MPT Operating Partnership LP / MPT Finance Corp REIT 8.50%	0.55%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request
.
EMPOWER FUNDS

Empower High Yield Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXHYX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Investor Class/MXHYX)	$ 96	0.93%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 893M
Total number of portfolio holdings	499
Total advisory fee paid	$ 2.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	27%
Average Credit Quality	Ba3
Weighted Average Maturity	5 years
Effective Duration	2.33 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.31%
Western Digital Corp	0.77%
Lumentum Holdings Inc	0.74%
Iron Mountain Inc REIT 6.25%	0.63%
RR Donnelley & Sons Co 9.50%	0.62%
Boeing Co	0.60%
Efesto Bidco SpA Efesto US LLC 7.50%	0.58%
Kedrion SpA 6.50%	0.58%
Rain Carbon Inc 12.25%	0.56%
MPT Operating Partnership LP / MPT Finance Corp REIT 8.50%	0.55%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Inflation-Protected Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class
/
MXIOX
| June 30, 2026
This
semi-annual shareholder repor
t contains important information about the Empower Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)	$ 35	0.35%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 594M
Total number of portfolio holdings	316
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	57%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.19 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Hol
din
gs
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	18.38%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	14.28%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	8.10%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	7.22%
Federal Home Loan Bank 3.70%	4.65%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	3.43%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.60%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	2.01%
Federal Home Loan Bank 3.67%	0.82%
OCP Ltd 4.87%	0.72%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the
exc
eption of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within
30
days after receiving your request.
EMPOWER FUNDS

Empower Inflation-Protected Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXIHX | June 30, 2026
T
his semi-annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)	$ 70	0.70%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 594M
Total number of portfolio holdings	316
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	57%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.19 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	18.38%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	14.28%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	8.10%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	7.22%
Federal Home Loan Bank 3.70%	4.65%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	3.43%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.60%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	2.01%
Federal Home Loan Bank 3.67%	0.82%
OCP Ltd 4.87%	0.72%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other
NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporti ng
period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we
will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Multi-Sector Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXUGX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)	$ 55	0.55%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,499M
Total number of portfolio holdings	1,875
Total advisory fee paid	$ 3.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	24%
Average Credit Quality	Baa1
Weighted Average Maturity	12 years
Effective Duration	4.46 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.50%	5.79%
United States Treasury Note/Bond 4.00%	2.33%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.99%
United States Treasury Note/Bond 4.25%	0.75%
Federal Home Loan Mortgage Corp 5.00%	0.67%
EchoStar Corp 10.75%	0.59%
United States Treasury Note/Bond 3.88%	0.49%
Space Exploration Technologies Corp 5.88%	0.45%
Federal Home Loan Mortgage Corp 5.50%	0.38%
Beignet Investor LLC 6.58%	0.38%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by con tacting us a
t 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of
these materials for as long as they remain a shareholder of the Fund. If you would like to re
ceive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Multi-Sector Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXLMX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Investor Class/MXLMX)	$ 90	0.90%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,499M
Total number of portfolio holdings	1,875
Total advisory fee paid	$ 3.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	24%
Average Credit Quality	Baa1
Weighted Average Maturity	12 years
Effective Duration	4.46 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.50%	5.79%
United States Treasury Note/Bond 4.00%	2.33%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.99%
United States Treasury Note/Bond 4.25%	0.75%
Federal Home Loan Mortgage Corp 5.00%	0.67%
EchoStar Corp 10.75%	0.59%
United States Treasury Note/Bond 3.88%	0.49%
Space Exploration Technologies Corp 5.88%	0.45%
Federal Home Loan Mortgage Corp 5.50%	0.38%
Beignet Investor LLC 6.58%	0.38%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Short Duration Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXXJX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Short Duration Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Institutional Class/MXXJX)	$ 24	0.24%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 607M
Total number of portfolio holdings	562
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	16%
Average Credit Quality	A2
Weighted Average Maturity	6 years
Effective Duration	1.80 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	4.70%
U.S. Treasury Bills 3.54%	3.61%
Federal Home Loan Bank 3.67%	1.32%
Goldman Sachs Group Inc 4.15%	1.11%
Bank of America Corp 6.20%	0.98%
BAT Capital Corp 4.91%	0.86%
AutoNation Inc	0.80%
Medline Borrower LP 3.88%	0.71%
Boeing Co 6.30%	0.71%
Federal Home Loan Bank 3.66%	0.66%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2026, the Fund's expense limit annual rate was increased from 0.24% to 0.25%.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Short Duration Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXSDX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Short Duration Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Investor Class/MXSDX)	$ 60	0.59%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 607M
Total number of portfolio holdings	562
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	16%
Average Credit Quality	A2
Weighted Average Maturity	6 years
Effective Duration	1.80 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	4.70%
U.S. Treasury Bills 3.54%	3.61%
Federal Home Loan Bank 3.67%	1.32%
Goldman Sachs Group Inc 4.15%	1.11%
Bank of America Corp 6.20%	0.98%
BAT Capital Corp 4.91%	0.86%
AutoNation Inc	0.80%
Medline Borrower LP 3.88%	0.71%
Boeing Co 6.30%	0.71%
Federal Home Loan Bank 3.66%	0.66%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2026, the Fund's expense limit annual rate was increased from 0.24% to 0.25%.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR
co
de at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send rec
i
pients only one copy of these materials for as long as they remain a shareholder of the Fund. If y ou
would like to receiv
e
individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your r
e
quest.
EMPOWER FUNDS

Empower U.S. Government Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXDQX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Institutional Class/MXDQX)	$ 24	0.24%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 587M
Total number of portfolio holdings	254
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period (not annualized)	46%
Average Credit Quality	Aa1
Weighted Average Maturity	14 years
Effective Duration	5.63 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.13%	6.23%
United States Treasury Note/Bond 3.50%	5.03%
United States Treasury Note/Bond 3.75%	5.01%
United States Treasury Note/Bond 3.50%	4.71%
United States Treasury Note/Bond 4.38%	4.68%
United States Treasury Note/Bond 4.63%	3.96%
United States Treasury Note/Bond 4.13%	3.87%
United States Treasury Note/Bond 5.00%	3.70%
United States Treasury Note/Bond 4.63%	2.99%
United States Treasury Note/Bond 4.25%	2.60%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2026, the Fund's expense limit annual rate was increased from 0.24% to 0.25%.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings
, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower U.S. Government Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXGMX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Investor Class/MXGMX)	$ 59	0.59%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 587M
Total number of portfolio holdings	254
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period (not annualized)	46%
Average Credit Quality	Aa1
Weighted Average Maturity	14 years
Effective Duration	5.63 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.13%	6.23%
United States Treasury Note/Bond 3.50%	5.03%
United States Treasury Note/Bond 3.75%	5.01%
United States Treasury Note/Bond 3.50%	4.71%
United States Treasury Note/Bond 4.38%	4.68%
United States Treasury Note/Bond 4.63%	3.96%
United States Treasury Note/Bond 4.13%	3.87%
United States Treasury Note/Bond 5.00%	3.70%
United States Treasury Note/Bond 4.63%	2.99%
United States Treasury Note/Bond 4.25%	2.60%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2026, the Fund's expense limit annual rate was increased from 0.24% to 0.25%.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other
communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only
one copy of these
materials
for as long as they remain a shareholder of the Fund. If you would like to receive individual
mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Bond Index Fund	Empower Core Bond Fund
Institutional Class Ticker / MXCOX	Institutional Class Ticker / MXIUX
Investor Class Ticker / MXBIX	Investor Class Ticker / MXFDX
Empower Global Bond Fund	Empower High Yield Bond Fund
Institutional Class Ticker / MXZMX	Institutional Class Ticker / MXFRX
Investor Class Ticker / MXGBX	Investor Class Ticker / MXHYX
Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
Institutional Class Ticker / MXIOX	Institutional Class Ticker / MXUGX
Investor Class Ticker / MXIHX	Investor Class Ticker / MXLMX
Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
Institutional Class Ticker / MXXJX	Institutional Class Ticker / MXDQX
Investor Class Ticker / MXSDX	Investor Class Ticker / MXGMX
(the "Fund(s)")
Semi-Annual Report
June 30, 2026
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.29%
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
$ 500,000	2.06%, 08/15/2028	$ 498,904
	Series 2021-A2 Class A2
1,000,000	1.39%, 07/15/2030	942,082
2,000,000	CNH Equipment Trust Series 2022-B Class A4 3.91%, 03/15/2028	1,996,922
8,584,000	Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A 4.06%, 11/15/2030	8,503,328
423,959	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A4 3.71%, 12/16/2027	423,933
1,200,000	Nissan Auto Receivables Owner Trust Series 2022-B Class A4 4.45%, 11/15/2029	1,200,965
243,237	Toyota Auto Receivables Owner Trust Series 2022-B Class A4 3.11%, 08/16/2027	243,169
1,005,642	World Omni Auto Receivables Trust Series 2024-A Class A3 4.86%, 03/15/2029	1,008,764
TOTAL ASSET-BACKED SECURITIES — 0.29% (Cost $14,866,391)		$14,818,067
CORPORATE BONDS AND NOTES
Basic Materials — 0.50%
1,000,000	Air Products & Chemicals Inc 4.80%, 03/03/2033	1,004,778
307,000	Albemarle Corp(a) 5.05%, 06/01/2032	305,666
	BHP Billiton Finance USA Ltd
1,000,000	5.30%, 02/21/2035	1,019,001
1,000,000	5.00%, 09/30/2043	942,434
1,000,000	Cabot Corp 5.00%, 06/30/2032	998,017
	CF Industries Inc
175,000	5.15%, 03/15/2034	173,531
1,000,000	4.95%, 06/01/2043	900,611
	Dow Chemical Co
1,059,000	4.80%, 01/15/2031	1,043,173
1,300,000	3.60%, 11/15/2050	861,959
900,000	Eastman Chemical Co 4.65%, 10/15/2044	769,265
	Ecolab Inc
500,000	4.30%, 06/15/2028	498,842
1,000,000	2.70%, 12/15/2051	609,606
Principal Amount		Fair Value
Basic Materials — (continued)
$ 2,000,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	$ 1,987,176
406,000	International Paper Co(a) 4.35%, 08/15/2048	320,767
1,000,000	LYB International Finance BV 5.25%, 07/15/2043	881,144
395,000	LYB International Finance III LLC 3.63%, 04/01/2051	260,908
250,000	Mosaic Co(a) 5.45%, 11/15/2033	253,023
1,200,000	Newmont Corp / Newcrest Finance Pty Ltd 5.35%, 03/15/2034	1,231,278
1,000,000	Nucor Corp 4.65%, 06/01/2030	1,000,992
	Nutrien Ltd
1,000,000	4.90%, 03/27/2028	1,004,261
1,000,000	4.13%, 03/15/2035	919,415
	Rio Tinto Finance USA PLC
1,000,000	5.25%, 03/14/2035	1,015,423
1,250,000	4.75%, 03/22/2042	1,154,337
1,400,000	Sherwin-Williams Co 4.80%, 09/01/2031	1,401,754
	Southern Copper Corp
1,000,000	6.75%, 04/16/2040	1,105,888
500,000	5.25%, 11/08/2042	471,309
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	954,469
2,000,000	Vale Overseas Ltd 6.88%, 11/10/2039	2,217,000
1,175,000	Westlake Corp 3.13%, 08/15/2051	721,322
		26,027,349
Communications — 2.33%
	Alibaba Group Holding Ltd
1,000,000	4.88%, 05/26/2030	1,013,879
274,000	4.20%, 12/06/2047	224,616
712,000	3.25%, 02/09/2061	453,904
	Alphabet Inc
3,500,000	4.80%, 02/15/2036	3,440,664
3,675,000	1.90%, 08/15/2040	2,442,165
307,000	5.35%, 11/15/2045	297,838
800,000	5.25%, 05/15/2055	748,121
2,072,000	2.25%, 08/15/2060(a)	1,036,014
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,976,063
3,175,000	2.10%, 05/12/2031	2,829,506
8,000,000	2.88%, 05/12/2041	5,924,330
810,000	4.05%, 08/22/2047	641,501
2,500,000	2.50%, 06/03/2050	1,445,792
1,675,000	3.10%, 05/12/2051	1,087,961
175,000	3.25%, 05/12/2061	107,562
	America Movil SAB de CV
1,750,000	2.88%, 05/07/2030	1,627,768
376,000	4.38%, 04/22/2049	315,014
	AppLovin Corp
365,000	5.38%, 12/01/2031	370,091

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 105,000	5.95%, 12/01/2054	$ 101,225
	AT&T Inc
1,800,000	4.30%, 02/15/2030	1,776,292
2,000,000	2.75%, 06/01/2031	1,819,002
1,600,000	2.55%, 12/01/2033	1,343,844
4,000,000	3.50%, 06/01/2041	3,077,587
1,500,000	4.50%, 03/09/2048	1,202,031
1,250,000	3.65%, 06/01/2051	849,892
3,222,000	3.30%, 02/01/2052	2,036,866
2,134,000	3.50%, 09/15/2053	1,385,346
500,000	6.20%, 10/30/2056	496,824
1,000,000	Bell Telephone Co of Canada or Bell Canada 5.55%, 02/15/2054	945,502
	Charter Communications Operating LLC / Charter Communications Operating Capital
800,000	6.10%, 06/01/2029	819,539
800,000	6.55%, 06/01/2034	816,684
1,515,000	5.85%, 12/01/2035	1,466,366
1,800,000	3.50%, 03/01/2042	1,243,292
3,500,000	5.38%, 05/01/2047	2,832,878
	Cisco Systems Inc
4,000,000	5.10%, 02/24/2035	4,040,749
600,000	5.30%, 02/26/2054	566,630
	Comcast Corp
2,000,000	1.95%, 01/15/2031	1,767,251
2,000,000	4.80%, 05/15/2033	1,968,863
4,500,000	3.40%, 07/15/2046	3,035,900
175,000	2.80%, 01/15/2051	97,537
1,586,000	2.89%, 11/01/2051	898,854
1,388,000	2.94%, 11/01/2056	751,725
175,000	2.99%, 11/01/2063	91,041
400,000	5.50%, 05/15/2064	342,133
860,000	Corning Inc 4.38%, 11/15/2057	688,570
640,000	Deutsche Telekom International Finance BV 8.25%, 06/15/2030	720,061
1,000,000	eBay Inc 2.60%, 05/10/2031	901,215
	Fox Corp
500,000	5.48%, 01/25/2039	484,505
242,000	5.58%, 01/25/2049	224,237
	Meta Platforms Inc
1,000,000	4.30%, 08/15/2029	997,780
1,000,000	4.75%, 08/15/2034	981,835
3,000,000	4.88%, 11/15/2035	2,919,501
4,690,000	5.50%, 11/15/2045	4,351,974
1,095,000	4.45%, 08/15/2052	843,800
1,200,000	5.40%, 08/15/2054	1,058,805
1,500,000	5.63%, 11/15/2055	1,359,235
200,000	5.55%, 08/15/2064	174,775
	Motorola Solutions Inc
900,000	2.75%, 05/24/2031	817,607
1,485,000	5.20%, 08/15/2032	1,497,980
800,000	5.40%, 04/15/2034	809,884
Principal Amount		Fair Value
Communications — (continued)
	Netflix Inc
$ 1,000,000	4.88%, 06/15/2030(b)	$ 1,006,214
225,000	4.90%, 08/15/2034(a)	224,450
1,200,000	Omnicom Group Inc 2.45%, 04/30/2030	1,103,348
268,000	Orange SA 5.50%, 02/06/2044	262,612
	Rogers Communications Inc
1,000,000	5.30%, 02/15/2034	991,308
1,700,000	4.50%, 03/15/2042	1,440,861
	Space Exploration Technologies Corp(b)
1,000,000	5.35%, 07/15/2031	997,395
1,000,000	5.65%, 07/15/2033	994,042
2,000,000	5.88%, 07/15/2036	1,973,929
1,175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	1,043,029
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	565,264
	T-Mobile USA Inc
1,000,000	4.80%, 07/15/2028	1,003,928
1,600,000	3.88%, 04/15/2030	1,550,361
900,000	5.20%, 01/15/2033	910,660
1,000,000	4.95%, 11/15/2035	978,254
2,500,000	4.38%, 04/15/2040	2,205,056
620,000	3.30%, 02/15/2051	404,426
1,675,000	3.40%, 10/15/2052	1,098,054
800,000	5.88%, 11/15/2055	779,000
175,000	3.60%, 11/15/2060	113,273
1,500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,285,639
800,000	Uber Technologies Inc 4.80%, 09/15/2034	784,979
	Verizon Communications Inc
1,000,000	1.75%, 01/20/2031	878,409
3,675,000	2.55%, 03/21/2031	3,336,227
2,000,000	4.78%, 02/15/2035	1,934,581
3,500,000	2.85%, 09/03/2041	2,489,701
1,250,000	3.85%, 11/01/2042	997,529
1,753,000	2.88%, 11/20/2050	1,071,903
1,175,000	3.55%, 03/22/2051	816,133
1,675,000	2.99%, 10/30/2056	986,301
175,000	3.70%, 03/22/2061	117,022
	Vodafone Group PLC
500,000	5.00%, 05/30/2038	482,316
1,500,000	4.38%, 02/19/2043	1,255,131
984,000	4.25%, 09/17/2050	757,784
	Walt Disney Co
1,500,000	2.65%, 01/13/2031	1,385,229
2,500,000	3.50%, 05/13/2040	2,050,930
		120,863,684
Consumer, Cyclical — 1.37%
1,000,000	American Airlines Pass Through Trust Series 2025-1 Class A 4.90%, 05/11/2038	974,670

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	American Honda Finance Corp
$ 1,200,000	4.55%, 03/03/2028	$ 1,198,486
1,000,000	4.90%, 03/13/2029	1,005,960
1,500,000	5.15%, 07/09/2032	1,503,036
1,000,000	Aptiv Swiss Holdings Ltd 3.10%, 12/01/2051	619,009
175,000	AutoNation Inc 2.40%, 08/01/2031	154,049
500,000	AutoZone Inc 5.40%, 07/15/2034	508,442
175,000	Brunswick Corp 2.40%, 08/18/2031	153,050
1,500,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,299,837
1,000,000	Cummins Inc 5.15%, 02/20/2034	1,015,961
600,000	Delta Air Lines Inc 4.95%, 07/10/2028	602,206
	Dollar General Corp
1,000,000	5.20%, 07/05/2028	1,010,746
500,000	3.50%, 04/03/2030	476,959
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	892,330
	DR Horton Inc
1,000,000	1.40%, 10/15/2027	961,962
850,000	5.50%, 10/15/2035	868,047
2,000,000	Ford Motor Co 6.10%, 08/19/2032	2,036,562
	Ford Motor Credit Co LLC
4,000,000	5.88%, 11/07/2029	4,048,115
1,600,000	6.13%, 03/08/2034	1,610,489
	General Motors Co
400,000	6.25%, 10/02/2043	402,206
1,500,000	5.20%, 04/01/2045	1,331,176
	General Motors Financial Co Inc
2,000,000	2.70%, 08/20/2027	1,959,019
1,000,000	5.05%, 04/04/2028	1,005,999
645,000	4.20%, 10/27/2028	638,036
1,000,000	4.90%, 10/06/2029	1,002,539
1,000,000	5.75%, 02/08/2031	1,030,986
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	991,402
1,500,000	1.88%, 09/15/2031	1,314,220
1,000,000	4.50%, 09/15/2032(a)	994,459
1,000,000	4.95%, 06/25/2034	1,003,353
1,300,000	4.88%, 02/15/2044	1,198,779
2,500,000	3.63%, 04/15/2052	1,808,650
	Hyatt Hotels Corp
360,000	5.25%, 06/30/2029	365,435
800,000	5.75%, 03/30/2032	824,889
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,953,312
1,200,000	5.00%, 04/15/2033	1,204,739
1,000,000	4.85%, 10/15/2035	975,392
1,000,000	2.80%, 09/15/2041	713,916
1,000,000	4.45%, 04/01/2062	774,966
	Marriott International Inc
1,000,000	4.50%, 10/15/2031	986,777
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,400,000	5.50%, 04/15/2037	$ 1,413,451
	McDonald's Corp
1,000,000	5.00%, 05/17/2029	1,013,437
1,500,000	4.95%, 03/03/2035	1,493,580
1,000,000	5.15%, 09/09/2052	916,651
500,000	Mercedes-Benz Finance North America LLC(b) 5.10%, 08/03/2028	504,338
1,000,000	Nike Inc 2.85%, 03/27/2030	942,866
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	995,896
600,000	PACCAR Financial Corp 4.45%, 08/06/2027	602,151
76,000	PVH Corp 5.50%, 06/13/2030	76,551
1,000,000	Royal Caribbean Cruises Ltd 5.38%, 01/15/2036	992,623
1,000,000	Southwest Airlines Co 4.38%, 11/15/2028	992,198
	Starbucks Corp
1,500,000	2.25%, 03/12/2030	1,377,471
389,000	5.00%, 02/15/2034	389,839
600,000	4.45%, 08/15/2049	495,160
	Tapestry Inc
370,000	5.10%, 03/11/2030	372,806
225,000	5.50%, 03/11/2035	226,583
	Target Corp
525,000	4.35%, 06/15/2028	525,210
1,500,000	3.38%, 04/15/2029	1,461,076
1,000,000	2.95%, 01/15/2052	638,277
1,000,000	TJX Cos Inc 1.15%, 05/15/2028	943,975
	Toyota Motor Credit Corp
2,200,000	4.50%, 05/14/2027(a)	2,205,323
1,000,000	4.45%, 06/29/2029	998,694
1,000,000	4.80%, 05/15/2030	1,005,896
1,500,000	4.65%, 09/03/2032	1,484,156
910,628	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	945,053
	Walmart Inc
1,500,000	1.50%, 09/22/2028	1,414,398
1,000,000	4.10%, 04/15/2033	973,042
260,000	4.90%, 04/28/2035	262,198
1,200,000	4.05%, 06/29/2048	982,911
772,000	2.65%, 09/22/2051	478,176
600,000	WW Grainger Inc 4.45%, 09/15/2034	582,775
		71,126,927
Consumer, Non-Cyclical — 4.18%
	Abbott Laboratories
1,448,000	1.40%, 06/30/2030	1,286,787
1,500,000	4.00%, 03/15/2031	1,461,827
3,000,000	4.90%, 11/30/2046	2,758,605
	AbbVie Inc
1,500,000	4.88%, 03/15/2030	1,516,510

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 2,500,000	4.50%, 05/14/2035	$ 2,408,725
3,000,000	4.75%, 03/15/2036	2,935,038
2,000,000	4.88%, 11/14/2048	1,797,248
1,175,000	4.25%, 11/21/2049	959,199
500,000	Aetna Inc 3.88%, 08/15/2047	370,053
3,000,000	Altria Group Inc 5.80%, 02/14/2039	3,043,607
	Amgen Inc
1,800,000	5.15%, 03/02/2028	1,817,153
175,000	1.65%, 08/15/2028	164,919
600,000	2.00%, 01/15/2032	518,484
4,400,000	2.80%, 08/15/2041	3,187,312
1,675,000	3.00%, 01/15/2052	1,078,269
1,892,000	2.77%, 09/01/2053	1,116,806
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4,100,000	4.70%, 02/01/2036	3,990,571
2,000,000	4.90%, 02/01/2046	1,822,045
	Anheuser-Busch InBev Worldwide Inc
318,000	4.95%, 01/15/2042	299,941
1,200,000	4.44%, 10/06/2048	1,016,659
589,000	4.50%, 06/01/2050	529,878
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	909,843
183,000	Ascension Health 3.95%, 11/15/2046	146,807
1,000,000	Astrazeneca Finance LLC 5.00%, 02/26/2034	1,009,958
	AstraZeneca PLC
1,500,000	1.38%, 08/06/2030	1,324,329
1,000,000	4.00%, 09/18/2042	848,215
600,000	Automatic Data Processing Inc 4.75%, 05/08/2032	601,246
	BAT Capital Corp
1,000,000	4.91%, 04/02/2030	1,004,938
1,000,000	4.74%, 03/16/2032	995,472
485,000	4.54%, 08/15/2047	399,819
1,500,000	5.65%, 03/16/2052	1,414,880
	Baxter International Inc
1,000,000	2.54%, 02/01/2032	860,798
1,000,000	3.13%, 12/01/2051	598,242
	Becton Dickinson & Co
500,000	3.70%, 06/06/2027	496,740
1,000,000	4.30%, 08/22/2032	969,046
2,000,000	Biogen Inc 3.15%, 05/01/2050	1,302,237
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	928,385
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027	959,869
1,500,000	1.45%, 11/13/2030	1,319,804
1,000,000	4.13%, 06/15/2039	891,512
500,000	5.50%, 02/22/2044	497,605
1,500,000	4.35%, 11/15/2047	1,248,144
1,200,000	5.55%, 02/22/2054	1,171,889
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	$ 456,326
	Campbell's Co
500,000	2.38%, 04/24/2030	453,422
300,000	5.40%, 03/21/2034	295,528
500,000	4.75%, 03/23/2035	466,693
1,000,000	Cardinal Health Inc 4.37%, 06/15/2047	827,011
	Cencora Inc
500,000	2.80%, 05/15/2030	466,317
800,000	5.15%, 02/15/2035	798,856
	Cigna Group
500,000	2.40%, 03/15/2030	461,872
1,000,000	5.13%, 05/15/2031	1,016,738
750,000	4.80%, 08/15/2038	710,780
827,000	3.88%, 10/15/2047	635,363
175,000	4.90%, 12/15/2048	154,079
1,000,000	5.60%, 02/15/2054	970,118
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	963,469
	Coca-Cola Co
1,500,000	2.00%, 03/05/2031	1,346,822
1,000,000	4.65%, 08/14/2034	1,000,532
1,400,000	5.20%, 01/14/2055	1,336,409
1,000,000	Colgate-Palmolive Co(a) 3.25%, 08/15/2032	936,105
	CommonSpirit Health
462,000	3.82%, 10/01/2049	345,260
390,000	3.91%, 10/01/2050	289,553
2,000,000	Conagra Brands Inc(a) 5.00%, 08/01/2030	1,997,661
	Constellation Brands Inc
1,000,000	4.75%, 05/09/2032	989,266
254,000	4.50%, 05/09/2047	211,736
1,000,000	CSL Finance PLC(b) 4.63%, 04/27/2042	884,501
	CVS Health Corp
750,000	1.30%, 08/21/2027	723,475
1,000,000	5.13%, 02/21/2030	1,011,297
1,175,000	2.13%, 09/15/2031	1,027,327
1,000,000	5.00%, 09/15/2032	1,002,227
2,200,000	4.78%, 03/25/2038	2,062,631
1,600,000	5.13%, 07/20/2045	1,449,099
1,000,000	6.05%, 06/01/2054	1,000,439
634,086	CVS Pass Through Trust 6.04%, 12/10/2028	636,096
1,000,000	Danaher Corp 2.80%, 12/10/2051	625,470
1,000,000	Diageo Capital PLC 5.50%, 01/24/2033	1,031,383
	Elevance Health Inc
1,000,000	2.88%, 09/15/2029	946,360
1,000,000	2.25%, 05/15/2030	914,786
800,000	5.20%, 02/15/2035	801,713
500,000	4.63%, 05/15/2042	443,972
532,000	3.70%, 09/15/2049	386,446
978,000	3.13%, 05/15/2050	638,463
500,000	6.10%, 10/15/2052	512,769

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Eli Lilly & Co
$ 1,190,000	4.75%, 02/12/2030	$ 1,202,605
1,000,000	4.70%, 02/27/2033	1,002,492
1,000,000	5.10%, 02/12/2035	1,015,703
1,000,000	2.25%, 05/15/2050	572,119
600,000	4.88%, 02/27/2053	542,579
1,000,000	5.55%, 10/15/2055	999,456
800,000	5.60%, 02/12/2065	793,091
245,000	5.65%, 10/15/2065	245,270
	Equifax Inc
500,000	5.10%, 06/01/2028	504,024
175,000	2.35%, 09/15/2031(a)	153,922
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	928,385
	GE HealthCare Technologies Inc
1,000,000	5.65%, 11/15/2027	1,014,400
1,000,000	5.91%, 11/22/2032	1,051,941
	General Mills Inc
1,000,000	4.20%, 04/17/2028	993,591
1,000,000	5.25%, 01/30/2035(a)	1,002,652
236,000	George Washington University 4.13%, 09/15/2048	190,999
	Gilead Sciences Inc
2,175,000	2.60%, 10/01/2040	1,580,032
1,000,000	4.80%, 04/01/2044	911,252
500,000	5.55%, 10/15/2053(a)	493,620
1,200,000	GlaxoSmithKline Capital Inc 4.88%, 04/15/2035	1,189,965
	Global Payments Inc
1,100,000	5.40%, 08/15/2032	1,095,702
500,000	4.15%, 08/15/2049	364,804
1,000,000	Haleon US Capital LLC 3.63%, 03/24/2032	936,712
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,969,153
1,000,000	2.38%, 07/15/2031	887,526
1,000,000	5.50%, 06/01/2033	1,021,591
3,000,000	4.90%, 11/15/2035	2,905,363
675,000	3.50%, 07/15/2051	456,688
500,000	5.95%, 09/15/2054	490,569
500,000	5.70%, 11/15/2055	476,391
	Humana Inc
352,000	3.95%, 08/15/2049	255,167
800,000	5.75%, 04/15/2054	750,314
1,000,000	IQVIA Inc 6.25%, 02/01/2029	1,033,115
	J M Smucker Co
303,000	2.13%, 03/15/2032	261,060
500,000	6.50%, 11/15/2043	538,048
243,000	4.38%, 03/15/2045	204,835
	JBS NV / JBS USA Foods Group Holdings Inc / JBS USA Food Co Holdings
1,000,000	5.75%, 04/01/2033	1,026,668
770,000	5.95%, 04/20/2035	793,992
1,500,000	5.50%, 01/15/2036	1,497,819
527,000	4.38%, 02/02/2052	397,639
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 250,000	6.40%, 05/10/2057(b)	$ 249,393
	Johnson & Johnson
1,000,000	4.55%, 03/01/2028	1,005,476
800,000	4.90%, 06/01/2031	817,853
3,000,000	3.40%, 01/15/2038	2,598,942
1,500,000	4.50%, 12/05/2043	1,388,985
551,000	Kaiser Foundation Hospitals 3.27%, 11/01/2049	382,425
1,000,000	Kellanova 5.25%, 03/01/2033	1,018,699
	Kenvue Inc
930,000	4.85%, 05/22/2032	934,704
1,000,000	5.10%, 03/22/2043	954,002
	Keurig Dr Pepper Inc
1,900,000	5.30%, 03/15/2034(a)	1,904,832
413,000	3.35%, 03/15/2051	271,006
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	964,429
	Kraft Heinz Foods Co
2,000,000	3.75%, 04/01/2030	1,933,779
1,200,000	4.88%, 10/01/2049	1,006,122
	Kroger Co
1,000,000	5.00%, 09/15/2034	986,789
587,000	3.88%, 10/15/2046	447,577
306,000	3.95%, 01/15/2050	230,589
400,000	5.50%, 09/15/2054	375,185
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	989,859
1,000,000	Massachusetts Institute of Technology 5.62%, 06/01/2055	1,020,892
	McCormick & Co Inc
1,000,000	4.95%, 04/15/2033	997,153
600,000	4.70%, 10/15/2034	580,863
800,000	McKesson Corp 4.95%, 05/30/2032	806,899
1,000,000	Medtronic Global Holdings SCA 4.50%, 03/30/2033	980,318
320,000	Medtronic Inc 4.63%, 03/15/2045	286,615
	Merck & Co Inc
500,000	1.45%, 06/24/2030	444,654
2,000,000	2.15%, 12/10/2031	1,765,082
2,000,000	2.35%, 06/24/2040	1,424,164
1,000,000	4.90%, 05/17/2044	925,377
423,000	2.75%, 12/10/2051	259,487
800,000	5.00%, 05/17/2053	728,884
500,000	5.15%, 05/17/2063	454,563
466,000	Molson Coors Beverage Co 4.20%, 07/15/2046	371,829
1,500,000	Mondelez International Inc 2.75%, 04/13/2030	1,402,100
1,600,000	Moody's Corp 5.00%, 08/05/2034	1,600,332
201,000	Mylan Inc 5.20%, 04/15/2048	167,203
	Novartis Capital Corp
500,000	4.20%, 09/18/2034	481,160

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 2,500,000	4.90%, 03/18/2036	$ 2,484,534
1,500,000	4.70%, 09/18/2054	1,321,098
199,000	NYU Langone Hospitals 4.37%, 07/01/2047	171,410
1,500,000	PayPal Holdings Inc(a) 5.10%, 04/01/2035	1,479,781
	PepsiCo Inc
1,000,000	4.45%, 02/07/2028	1,002,532
2,000,000	4.65%, 07/23/2032	2,009,724
2,500,000	3.45%, 10/06/2046	1,867,604
	Pfizer Inc
1,175,000	1.75%, 08/18/2031	1,025,971
1,500,000	4.00%, 12/15/2036	1,375,910
3,000,000	2.55%, 05/28/2040	2,177,535
	Pfizer Investment Enterprises Pte Ltd
1,000,000	4.45%, 05/19/2028	1,000,725
1,000,000	4.75%, 05/19/2033	990,391
460,000	5.11%, 05/19/2043	435,868
1,529,000	5.30%, 05/19/2053	1,440,434
	Philip Morris International Inc
770,000	4.38%, 11/01/2027	769,500
1,600,000	2.10%, 05/01/2030	1,458,722
1,600,000	4.75%, 11/01/2031	1,605,223
1,000,000	5.25%, 02/13/2034	1,016,394
1,000,000	4.88%, 04/30/2035	985,384
800,000	4.63%, 10/29/2035	770,207
	Procter & Gamble Co
2,000,000	1.20%, 10/29/2030	1,751,884
800,000	4.55%, 10/24/2034	801,670
800,000	4.35%, 11/03/2035	774,410
1,000,000	Quest Diagnostics Inc 4.60%, 12/15/2027	1,001,945
1,000,000	Revvity Inc 2.25%, 09/15/2031	881,537
431,000	Reynolds American Inc 5.85%, 08/15/2045	424,514
	Royalty Pharma PLC
175,000	2.15%, 09/02/2031	153,665
1,250,000	5.20%, 09/25/2035	1,238,483
800,000	3.30%, 09/02/2040	620,470
	S&P Global Inc
1,000,000	2.90%, 03/01/2032	906,664
1,000,000	3.25%, 12/01/2049	695,444
1,000,000	Sanofi SA 3.80%, 11/03/2028	987,283
	Stryker Corp
500,000	4.85%, 12/08/2028	503,329
1,000,000	4.63%, 03/15/2046	880,976
	Sysco Corp
1,000,000	3.25%, 07/15/2027	988,808
1,000,000	5.10%, 09/23/2030	1,009,561
1,000,000	4.45%, 03/15/2048	813,901
	Takeda Pharmaceutical Co Ltd
1,000,000	2.05%, 03/31/2030	908,750
800,000	5.65%, 07/05/2054	781,728
1,000,000	Takeda US Financing Inc 5.20%, 07/07/2035	997,828
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Thermo Fisher Scientific Inc
$ 175,000	1.75%, 10/15/2028	$ 164,776
1,175,000	2.00%, 10/15/2031	1,032,818
2,409,000	2.80%, 10/15/2041	1,760,736
1,000,000	Tyson Foods Inc 5.70%, 03/15/2034	1,028,888
	Unilever Capital Corp
1,000,000	4.88%, 09/08/2028	1,010,542
185,000	1.75%, 08/12/2031	161,333
1,175,000	2.63%, 08/12/2051	724,826
	UnitedHealth Group Inc
2,000,000	4.00%, 05/15/2029	1,972,172
1,000,000	5.15%, 07/15/2034	1,009,108
835,000	5.30%, 06/15/2035	850,414
2,500,000	3.50%, 08/15/2039	2,057,076
600,000	5.50%, 07/15/2044	587,599
1,000,000	4.20%, 01/15/2047	814,637
2,500,000	2.90%, 05/15/2050	1,595,918
1,000,000	5.63%, 07/15/2054	977,869
240,000	5.95%, 06/15/2055	247,320
385,000	5.75%, 07/15/2064	376,065
1,000,000	Verisk Analytics Inc 5.13%, 03/15/2036	977,315
	Viatris Inc
175,000	2.70%, 06/22/2030	159,710
1,000,000	3.85%, 06/22/2040	786,295
	Zoetis Inc
1,000,000	2.00%, 05/15/2030	904,658
500,000	5.60%, 11/16/2032	519,289
		216,348,420
Energy — 1.60%
1,000,000	Baker Hughes Holdings LLC 5.13%, 09/15/2040	958,677
467,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08%, 12/15/2047	370,490
	BP Capital Markets America Inc
1,000,000	5.02%, 11/17/2027	1,008,938
842,000	3.63%, 04/06/2030	813,960
800,000	5.23%, 11/17/2034	810,488
1,500,000	2.77%, 11/10/2050	922,497
1,000,000	3.00%, 03/17/2052	636,706
	Canadian Natural Resources Ltd
1,000,000	3.85%, 06/01/2027	994,607
520,000	5.00%, 12/15/2029	525,206
1,000,000	Cenovus Energy Inc 2.65%, 01/15/2032	892,749
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	501,254
175,000	2.74%, 12/31/2039	149,071
1,000,000	Cheniere Energy Partners LP 5.75%, 08/15/2034	1,030,796

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 2,000,000	Chevron USA Inc 4.98%, 04/15/2035	$ 2,013,271
	ConocoPhillips Co
438,000	5.90%, 10/15/2032	463,852
1,000,000	5.00%, 01/15/2035	998,108
1,175,000	3.76%, 03/15/2042	949,933
500,000	5.50%, 01/15/2055	479,173
	Devon Energy Corp
552,000	4.38%, 03/15/2029(b)	547,509
800,000	5.40%, 02/15/2035(b)	803,134
1,000,000	5.60%, 07/15/2041	985,212
192,000	4.75%, 05/15/2042	171,103
	Diamondback Energy Inc
1,000,000	3.50%, 12/01/2029	964,423
800,000	5.75%, 04/18/2054	777,753
1,200,000	Eastern Energy Gas Holdings LLC 5.80%, 01/15/2035	1,240,996
	Enbridge Inc
410,000	4.90%, 06/20/2030	411,384
1,000,000	5.63%, 04/05/2034	1,029,534
1,500,000	5.45%, 03/27/2036	1,516,082
311,000	4.00%, 11/15/2049	237,623
600,000	6.70%, 11/15/2053	659,954
	Energy Transfer LP
2,000,000	5.75%, 02/15/2033	2,070,707
1,000,000	5.70%, 04/01/2035	1,026,334
1,000,000	6.05%, 06/01/2041	1,016,393
1,000,000	5.15%, 03/15/2045	892,015
800,000	5.35%, 05/15/2045	726,966
1,000,000	5.95%, 05/15/2054	957,145
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,410,892
1,000,000	4.60%, 01/15/2031	996,807
1,000,000	4.95%, 02/15/2035	992,330
664,000	4.85%, 08/15/2042	613,575
175,000	4.20%, 01/31/2050	141,182
1,000,000	5.55%, 02/16/2055	968,748
500,000	5.38%, 02/15/2078	498,214
	EOG Resources Inc
800,000	5.35%, 01/15/2036	808,579
351,000	4.95%, 04/15/2050	313,605
500,000	EQT Corp 5.70%, 04/01/2028	508,505
	Equinor ASA
700,000	3.13%, 04/06/2030	666,594
1,000,000	4.25%, 11/23/2041	877,024
	Exxon Mobil Corp
175,000	2.61%, 10/15/2030	162,297
1,175,000	3.00%, 08/16/2039	929,192
2,421,000	3.45%, 04/15/2051	1,723,995
500,000	Halliburton Co 5.00%, 11/15/2045	447,739
500,000	Helmerich & Payne Inc 4.65%, 12/01/2027	499,085
1,000,000	Hess Corp 5.60%, 02/15/2041	1,012,481
Principal Amount		Fair Value
Energy — (continued)
	Kinder Morgan Energy Partners LP
$ 175,000	6.95%, 01/15/2038	$ 195,723
571,000	4.70%, 11/01/2042	501,129
	Kinder Morgan Inc
1,000,000	5.10%, 08/01/2029	1,012,627
500,000	2.00%, 02/15/2031	442,026
1,000,000	4.80%, 02/01/2033	989,159
1,200,000	5.95%, 08/01/2054(a)	1,204,559
500,000	Marathon Petroleum Corp 4.75%, 09/15/2044	436,814
	MPLX LP
1,000,000	4.25%, 12/01/2027	995,260
1,000,000	4.80%, 02/15/2031	995,921
1,000,000	5.00%, 03/01/2033	992,473
900,000	5.50%, 02/15/2049	829,423
1,000,000	6.20%, 09/15/2055	1,004,436
175,000	NOV Inc 3.60%, 12/01/2029	168,299
	Occidental Petroleum Corp
1,000,000	5.55%, 10/01/2034(a)	1,022,932
1,500,000	6.45%, 09/15/2036	1,609,120
	ONEOK Inc
1,000,000	5.65%, 11/01/2028	1,020,581
1,000,000	6.10%, 11/15/2032	1,051,186
1,000,000	5.15%, 10/15/2043	906,180
355,000	4.25%, 09/15/2046	276,666
500,000	4.85%, 02/01/2049	420,590
573,000	3.95%, 03/01/2050	414,594
675,000	ONEOK Partners LP 6.20%, 09/15/2043	689,618
	Phillips 66
800,000	5.25%, 06/15/2031	813,981
1,200,000	4.95%, 03/15/2035(a)	1,182,527
679,000	4.88%, 11/15/2044	604,922
330,000	Plains All American Pipeline LP / PAA Finance Corp 4.70%, 06/15/2044	285,803
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	993,166
500,000	Schlumberger Holdings Corp(b) 4.85%, 05/15/2033	496,154
	Shell Finance US Inc
2,000	2.38%, 11/07/2029	1,872
1,000,000	2.75%, 04/06/2030	938,348
500,000	4.13%, 05/11/2035	471,074
175,000	6.38%, 12/15/2038(b)	191,248
140,000	4.38%, 05/11/2045	119,118
175,000	4.00%, 05/10/2046	139,715
972,000	3.75%, 09/12/2046	751,392
175,000	3.25%, 04/06/2050	121,063
500,000	Shell International Finance BV 3.63%, 08/21/2042	396,080
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	549,013
175,000	3.75%, 03/04/2051	126,711

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Targa Resources Corp
$ 1,000,000	4.20%, 02/01/2033	$ 947,685
600,000	5.50%, 02/15/2035	605,632
800,000	6.13%, 05/15/2055	798,350
505,000	TotalEnergies Capital International SA 3.13%, 05/29/2050	335,399
	TotalEnergies Capital SA
1,000,000	5.15%, 04/05/2034	1,014,205
1,200,000	5.49%, 04/05/2054	1,159,449
	TransCanada PipeLines Ltd
1,000,000	4.10%, 04/15/2030	977,325
475,000	4.88%, 05/15/2048	422,206
1,300,000	Valero Energy Corp 5.15%, 03/10/2036	1,279,567
	Viper Energy Partners LLC
256,000	4.90%, 08/01/2030	255,150
228,000	5.70%, 08/01/2035	231,632
1,000,000	Western Midstream Operating LP 5.45%, 11/15/2034	994,654
	Williams Cos Inc
675,000	2.60%, 03/15/2031	610,839
1,000,000	4.65%, 08/15/2032	985,072
1,000,000	5.30%, 09/30/2035	997,613
1,000,000	5.15%, 03/15/2036	982,863
1,000,000	5.30%, 08/15/2052	913,292
		82,997,323
Financial — 7.41%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,500,000	3.88%, 01/23/2028	1,481,951
1,000,000	3.00%, 10/29/2028	962,567
1,000,000	4.38%, 11/15/2030	980,447
800,000	3.85%, 10/29/2041	644,195
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	408,141
1,000,000	4.75%, 04/15/2035	951,211
800,000	Allstate Corp 5.05%, 06/24/2029	809,744
2,000,000	Ally Financial Inc 5.54%, 01/17/2031	2,010,171
	American Express Co
1,000,000	5.04%, 07/26/2028	1,005,685
400,000	5.53%, 04/25/2030	408,885
515,000	5.09%, 01/30/2031	521,174
665,000	5.02%, 04/25/2031(a)	671,789
800,000	5.28%, 07/26/2035	808,092
630,000	5.67%, 04/25/2036	652,509
1,000,000	4.80%, 10/24/2036	968,364
800,000	American International Group Inc 4.50%, 07/16/2044	697,442
	American Tower Corp REIT
820,000	5.00%, 01/31/2030	826,440
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	5.55%, 07/15/2033	$ 1,025,892
2,000,000	5.40%, 01/31/2035	2,023,755
1,000,000	Ameriprise Financial Inc 5.15%, 05/15/2033	1,011,795
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	152,703
1,000,000	5.35%, 02/28/2033	1,021,112
675,000	2.90%, 08/23/2051	416,511
178,000	Aon Global Ltd 4.75%, 05/15/2045	156,286
800,000	Aon North America Inc 5.75%, 03/01/2054	784,854
800,000	Apollo Global Management Inc(a) 5.15%, 08/12/2035	777,585
1,500,000	Ares Capital Corp 5.95%, 07/15/2029	1,515,073
1,000,000	Ares Strategic Income Fund 5.60%, 02/15/2030	982,714
1,500,000	Arthur J Gallagher & Co 5.15%, 02/15/2035	1,489,365
825,000	Athene Global Funding(b) 2.45%, 08/20/2027	803,233
	Athene Holding Ltd
1,000,000	5.88%, 01/15/2034(a)	1,011,095
580,000	6.63%, 05/19/2055	563,992
250,000	6.88%, 06/28/2055	240,050
1,200,000	Australia & New Zealand Banking Group Ltd 3.92%, 09/30/2027	1,194,477
250,000	AvalonBay Communities Inc REIT 5.30%, 12/07/2033	256,464
	Banco Santander SA
800,000	5.54%, 03/14/2030	815,203
2,000,000	4.87%, 04/15/2031	1,988,631
800,000	5.44%, 07/15/2031	819,648
600,000	6.35%, 03/14/2034	634,092
	Bank of America Corp
5,500,000	3.42%, 12/20/2028	5,408,065
5,500,000	2.50%, 02/13/2031	5,082,682
2,175,000	2.30%, 07/21/2032	1,921,335
1,500,000	2.57%, 10/20/2032	1,335,132
1,000,000	5.87%, 09/15/2034	1,045,206
1,000,000	5.47%, 01/23/2035	1,019,573
1,600,000	5.74%, 02/12/2036	1,632,267
1,000,000	2.48%, 09/21/2036	871,987
500,000	6.11%, 01/29/2037	526,282
1,000,000	5.49%, 04/23/2037	996,044
2,000,000	4.08%, 04/23/2040	1,753,503
4,000,000	2.68%, 06/19/2041	2,903,513
2,175,000	2.97%, 07/21/2052	1,404,991
	Bank of Montreal
1,500,000	5.00%, 01/27/2029	1,509,580
800,000	4.64%, 09/10/2030	797,792
	Bank of New York Mellon Corp
2,000,000	4.54%, 02/01/2029	2,001,802
1,000,000	5.06%, 07/22/2032	1,011,858

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	5.19%, 03/14/2035	$ 1,009,548
500,000	5.32%, 06/06/2036	506,344
	Bank of Nova Scotia
2,000,000	4.93%, 02/14/2029	2,009,730
1,000,000	5.13%, 02/14/2031	1,010,916
	Barclays PLC
725,000	5.37%, 02/25/2031	735,191
4,000,000	4.52%, 02/24/2032	3,907,144
1,000,000	2.89%, 11/24/2032	896,586
1,000,000	3.56%, 09/23/2035	937,474
1,000,000	5.79%, 02/25/2036	1,018,775
600,000	6.04%, 03/12/2055	623,637
	Berkshire Hathaway Finance Corp
175,000	1.45%, 10/15/2030	155,329
800,000	4.20%, 08/15/2048	653,541
975,000	4.25%, 01/15/2049	801,817
1,000,000	2.85%, 10/15/2050	635,725
157,000	Berkshire Hathaway Inc(a) 4.50%, 02/11/2043	141,499
	BlackRock Funding Inc
1,000,000	5.00%, 03/14/2034	1,008,157
475,000	5.25%, 03/14/2054	447,420
1,000,000	Blackrock Inc 3.25%, 04/30/2029	971,067
	Blackstone Private Credit Fund
800,000	5.60%, 11/22/2029	789,214
1,000,000	6.00%, 01/29/2032	985,540
1,000,000	Blackstone Reg Finance Co LLC 5.00%, 12/06/2034	983,378
1,500,000	Boston Properties LP REIT 2.55%, 04/01/2032	1,306,370
1,000,000	BPCE SA(b) 4.75%, 07/19/2027	1,003,648
1,000,000	Brookfield Asset Management Ltd 5.30%, 01/15/2036	974,921
2,200,000	Brookfield Finance Inc 5.33%, 01/15/2036	2,164,042
	Brown & Brown Inc
325,000	4.90%, 06/23/2030	324,455
445,000	5.55%, 06/23/2035	444,039
160,000	6.25%, 06/23/2055(a)	161,375
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	934,169
	Canadian Imperial Bank of Commerce
1,000,000	4.86%, 03/30/2029	1,003,895
800,000	4.63%, 09/11/2030	796,607
	Capital One Financial Corp
1,000,000	6.31%, 06/08/2029	1,028,286
1,000,000	5.70%, 02/01/2030	1,020,750
1,000,000	6.38%, 06/08/2034	1,058,149
800,000	5.88%, 07/26/2035	822,779
1,000,000	5.20%, 09/11/2036	973,447
1,000,000	CBRE Services Inc 5.95%, 08/15/2034	1,041,963
Principal Amount		Fair Value
Financial — (continued)
	Charles Schwab Corp
$ 1,500,000	2.90%, 03/03/2032	$ 1,360,397
1,000,000	6.14%, 08/24/2034	1,062,440
	Chubb INA Holdings LLC
1,000,000	5.00%, 03/15/2034	1,002,973
1,000,000	2.85%, 12/15/2051	636,014
	Citigroup Inc
1,000,000	4.45%, 09/29/2027	998,380
1,000,000	4.64%, 05/07/2028	1,000,619
3,000,000	3.52%, 10/27/2028	2,959,404
1,000,000	4.79%, 03/04/2029	1,002,403
1,400,000	4.54%, 09/19/2030	1,390,166
1,780,000	4.50%, 09/11/2031	1,756,828
1,840,000	3.06%, 01/25/2033	1,666,971
2,000,000	6.02%, 01/24/2036	2,060,017
1,000,000	5.17%, 09/11/2036	994,427
1,400,000	5.41%, 09/19/2039	1,384,010
3,430,000	2.90%, 11/03/2042	2,492,033
2,000,000	Citizens Bank NA 4.58%, 08/09/2028	1,999,768
1,000,000	CME Group Inc 4.40%, 03/15/2030	995,261
390,000	Cooperatieve Rabobank UA 5.25%, 08/04/2045	361,040
1,500,000	Corebridge Financial Inc 3.90%, 04/05/2032	1,407,555
	Crown Castle Inc REIT
2,000,000	5.10%, 05/01/2033	1,983,470
1,000,000	5.20%, 09/01/2034	990,956
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	944,354
	Deutsche Bank AG
1,500,000	5.00%, 09/11/2030	1,505,774
1,500,000	5.30%, 05/09/2031	1,515,685
500,000	3.74%, 01/07/2033	458,371
1,000,000	EPR Properties REIT 3.60%, 11/15/2031	915,902
1,500,000	Equinix Europe 2 Financing Corp LLC REIT 4.70%, 03/15/2033	1,461,942
1,000,000	Equitable Holdings Inc 5.59%, 01/11/2033	1,020,962
500,000	ERP Operating LP REIT 4.65%, 09/15/2034	487,327
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	871,621
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	622,648
	Extra Space Storage LP REIT
1,000,000	2.40%, 10/15/2031	883,190
1,000,000	2.35%, 03/15/2032	871,149
	Fairfax Financial Holdings Ltd
600,000	5.75%, 05/20/2035	614,190
296,000	6.10%, 03/15/2055	292,177
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	884,675

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Fifth Third Bancorp
$ 500,000	1.71%, 11/01/2027	$ 495,163
1,000,000	4.06%, 04/25/2028	995,644
1,000,000	4.90%, 09/06/2030	1,001,482
	Goldman Sachs Group Inc
2,500,000	4.48%, 08/23/2028	2,497,625
3,000,000	5.73%, 04/25/2030	3,074,480
600,000	4.69%, 10/23/2030	597,155
500,000	4.37%, 10/21/2031	489,018
2,000,000	2.38%, 07/21/2032	1,767,625
2,700,000	5.33%, 07/23/2035	2,709,158
4,000,000	4.94%, 10/21/2036	3,884,228
2,000,000	5.07%, 01/21/2037	1,952,702
1,000,000	6.75%, 10/01/2037	1,090,538
2,000,000	3.21%, 04/22/2042	1,510,935
386,000	2.91%, 07/21/2042	279,260
374,000	3.44%, 02/24/2043	286,105
700,000	5.15%, 05/22/2045	637,911
353,000	Hartford Insurance Group Inc 3.60%, 08/19/2049	256,222
1,000,000	Healthcare Realty Holdings LP REIT 3.75%, 07/01/2027	993,682
	HSBC Holdings PLC
1,200,000	5.29%, 11/19/2030	1,215,272
3,000,000	5.24%, 05/13/2031	3,032,842
3,000,000	4.62%, 11/06/2031	2,957,384
1,400,000	2.87%, 11/22/2032	1,256,826
3,500,000	6.50%, 05/02/2036	3,753,741
2,500,000	5.79%, 05/13/2036	2,577,371
235,000	5.25%, 03/14/2044(a)	222,235
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	862,782
1,500,000	Huntington National Bank 4.87%, 04/12/2028	1,502,973
	ING Groep NV
1,000,000	6.08%, 09/11/2027	1,002,750
800,000	5.34%, 03/19/2030	812,462
800,000	5.55%, 03/19/2035	814,975
	Intercontinental Exchange Inc
1,500,000	2.65%, 09/15/2040	1,087,346
1,000,000	3.00%, 06/15/2050	653,342
2,000,000	Jefferies Financial Group Inc 2.75%, 10/15/2032	1,708,680
	JPMorgan Chase & Co
4,000,000	4.98%, 07/22/2028	4,017,541
1,000,000	5.30%, 07/24/2029	1,013,020
4,000,000	4.57%, 06/14/2030	3,984,984
1,175,000	2.74%, 10/15/2030	1,103,594
1,715,000	4.26%, 10/22/2031	1,676,586
1,425,000	1.95%, 02/04/2032	1,254,342
1,500,000	5.72%, 09/14/2033	1,548,087
1,000,000	5.34%, 01/23/2035	1,014,929
1,770,000	4.95%, 10/22/2035	1,746,504
1,540,000	5.50%, 01/24/2036	1,573,850
725,000	5.57%, 04/22/2036	745,328
1,000,000	5.58%, 07/23/2036	1,015,193
600,000	4.81%, 10/22/2036	583,346
Principal Amount		Fair Value
Financial — (continued)
$ 3,000,000	3.88%, 07/24/2038	$ 2,651,274
500,000	5.50%, 10/15/2040	509,479
1,000,000	5.63%, 08/16/2043	1,011,133
1,000,000	3.96%, 11/15/2048	786,255
1,364,000	3.90%, 01/23/2049	1,062,875
902,000	3.11%, 04/22/2051	603,632
1,000,000	KeyBank National Association 4.39%, 12/14/2027	997,900
1,000,000	KeyCorp 4.79%, 06/01/2033	980,675
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	813,568
	Kimco Realty OP LLC REIT
1,000,000	2.25%, 12/01/2031	884,148
250,000	4.60%, 02/01/2033	246,092
	Kreditanstalt fuer Wiederaufbau
1,000,000	3.75%, 02/15/2028	993,736
800,000	3.88%, 06/15/2028	795,780
1,500,000	3.50%, 08/09/2028	1,480,303
2,000,000	0.75%, 09/30/2030	1,734,753
1,000,000	4.13%, 07/15/2033	987,326
1,000,000	Landwirtschaftliche Rentenbank 3.88%, 09/28/2027	996,011
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	911,538
	Lloyds Banking Group PLC
555,000	5.09%, 11/26/2028	558,808
730,000	4.82%, 06/13/2029	730,998
1,000,000	5.72%, 06/05/2030	1,026,513
1,000,000	4.94%, 11/04/2036	970,480
593,000	3.37%, 12/14/2046	434,885
	LPL Holdings Inc
805,000	5.20%, 03/15/2030	810,268
600,000	5.15%, 06/15/2030	601,900
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	153,086
1,200,000	M&T Bank Corp 5.18%, 07/08/2031	1,209,595
	Marsh & McLennan Cos Inc
1,600,000	5.00%, 03/15/2035	1,584,280
1,000,000	4.90%, 03/15/2049	889,550
	Mastercard Inc
1,000,000	4.95%, 03/15/2032	1,015,284
500,000	4.88%, 05/09/2034	501,064
332,000	3.65%, 06/01/2049	247,567
600,000	3.85%, 03/26/2050	464,877
	MetLife Inc
600,000	5.30%, 12/15/2034	610,854
290,000	4.13%, 08/13/2042	243,675
1,000,000	5.25%, 01/15/2054	934,404
500,000	6.35%, 03/15/2055	512,457
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	475,977
	Mitsubishi UFJ Financial Group Inc
5,000,000	2.85%, 01/19/2033(a)	4,476,602

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 2,000,000	5.19%, 09/12/2036	$ 1,986,516
	Mizuho Financial Group Inc
1,000,000	5.78%, 07/06/2029(a)	1,021,681
840,000	5.10%, 05/13/2031	846,604
1,000,000	1.98%, 09/08/2031	889,918
1,000,000	2.56%, 09/13/2031	883,694
1,500,000	5.32%, 07/08/2036	1,504,149
	Morgan Stanley
2,000,000	5.12%, 02/01/2029	2,012,152
8,000,000	5.45%, 07/20/2029	8,105,896
1,175,000	2.24%, 07/21/2032	1,030,783
1,000,000	2.51%, 10/20/2032	884,018
1,000,000	2.94%, 01/21/2033	899,191
500,000	4.89%, 07/20/2033	496,203
2,000,000	6.34%, 10/18/2033	2,132,181
585,000	5.83%, 04/19/2035	606,916
1,365,000	5.32%, 07/19/2035	1,371,573
1,500,000	5.66%, 04/17/2036	1,539,887
2,000,000	2.48%, 09/16/2036	1,734,977
1,000,000	5.95%, 01/19/2038	1,028,872
1,800,000	3.97%, 07/22/2038(c)	1,578,708
1,120,000	4.38%, 01/22/2047	935,386
1,000,000	5.90%, 03/13/2047	1,010,686
1,502,000	2.80%, 01/25/2052	932,915
1,000,000	Morgan Stanley Private Bank NA 4.73%, 07/18/2031	995,489
622,000	Nasdaq Inc 3.95%, 03/07/2052	467,301
	National Australia Bank Ltd
1,000,000	4.90%, 06/13/2028	1,010,086
1,000,000	4.53%, 06/13/2030	1,002,193
	NatWest Group PLC
1,000,000	5.52%, 09/30/2028	1,011,515
1,600,000	5.12%, 05/23/2031	1,609,356
	Nomura Holdings Inc
1,000,000	2.61%, 07/14/2031	892,277
1,000,000	5.78%, 07/03/2034	1,030,621
1,000,000	Northern Trust Corp 6.13%, 11/02/2032	1,069,614
	Oesterreichische Kontrollbank AG
1,000,000	3.63%, 09/09/2027	993,552
1,000,000	4.13%, 01/18/2029	998,220
	PNC Financial Services Group Inc
1,000,000	5.35%, 12/02/2028	1,010,325
1,000,000	5.49%, 05/14/2030	1,021,108
1,000,000	4.81%, 10/21/2032	995,595
1,400,000	5.40%, 07/23/2035	1,418,323
1,000,000	5.58%, 01/29/2036	1,025,154
460,000	5.37%, 07/21/2036	464,245
500,000	Principal Financial Group Inc 5.38%, 03/15/2033	510,039
1,000,000	Private Export Funding Corp 3.90%, 10/15/2027	995,650
1,000,000	Progressive Corp 4.95%, 06/15/2033	1,007,946
Principal Amount		Fair Value
Financial — (continued)
	Prologis LP REIT
$ 1,000,000	4.88%, 06/15/2028	$ 1,008,661
500,000	4.63%, 01/15/2033	494,064
800,000	5.25%, 03/15/2054	758,439
	Prudential Financial Inc
2,000,000	3.00%, 03/10/2040	1,528,355
1,500,000	3.70%, 10/01/2050	1,390,383
1,000,000	6.50%, 03/15/2054	1,035,193
500,000	Public Storage Operating Co REIT(a) 5.13%, 01/15/2029	508,735
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	363,359
	Realty Income Corp REIT
500,000	3.65%, 01/15/2028	493,891
1,000,000	1.80%, 03/15/2033	828,525
1,000,000	5.13%, 04/15/2035	1,000,196
	Royal Bank of Canada
2,000,000	4.72%, 03/27/2028(a)	2,005,117
1,000,000	4.00%, 11/03/2028	993,460
1,000,000	4.97%, 05/02/2031	1,007,006
1,200,000	4.70%, 08/06/2031	1,194,401
1,000,000	5.15%, 02/01/2034	1,019,285
1,000,000	Santander UK Group Holdings PLC 4.86%, 09/11/2030	999,213
	Simon Property Group LP REIT
3,600,000	4.75%, 09/26/2034	3,516,192
175,000	3.25%, 09/13/2049	120,081
	State Street Corp
1,000,000	4.83%, 04/24/2030	1,010,007
1,300,000	2.20%, 03/03/2031	1,162,378
1,000,000	4.68%, 10/22/2032	993,853
1,000,000	5.16%, 05/18/2034	1,010,569
2,000,000	Sumisho Air Lease Corp 3.25%, 10/01/2029	1,902,356
	Sumitomo Mitsui Financial Group Inc
1,000,000	5.72%, 09/14/2028	1,021,905
2,000,000	5.42%, 07/09/2031	2,044,499
1,000,000	5.77%, 01/13/2033	1,040,675
800,000	4.95%, 07/08/2033	794,367
1,000,000	5.56%, 07/09/2034	1,024,835
791,000	2.93%, 09/17/2041	573,437
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	948,119
1,000,000	Synchrony Bank 5.63%, 08/23/2027	1,010,437
500,000	Synchrony Financial 2.88%, 10/28/2031	441,193
1,000,000	Tanger Properties LP REIT 2.75%, 09/01/2031	898,937
	Toronto-Dominion Bank
600,000	4.99%, 04/05/2029	606,259
2,000,000	4.81%, 06/03/2030	2,009,395
1,000,000	4.41%, 01/13/2031	988,969

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Travelers Cos Inc
$ 600,000	5.05%, 07/24/2035	$ 598,458
500,000	5.45%, 05/25/2053	485,249
	Truist Financial Corp
1,200,000	5.07%, 05/20/2031	1,211,190
2,000,000	4.60%, 01/27/2032	1,972,366
500,000	4.92%, 07/28/2033	490,147
1,000,000	5.71%, 01/24/2035	1,029,680
1,000,000	UBS Group AG(b) 5.58%, 05/09/2036	1,018,085
1,000,000	Unum Group 4.13%, 06/15/2051	747,312
	US Bancorp
2,000,000	2.22%, 01/27/2028	1,974,579
1,200,000	5.10%, 07/23/2030	1,214,752
1,000,000	5.68%, 01/23/2035	1,032,494
1,000,000	5.42%, 02/12/2036	1,017,950
800,000	Ventas Realty LP REIT 5.00%, 01/15/2035	788,582
	VICI Properties LP REIT
1,025,000	5.13%, 11/15/2031	1,020,518
800,000	5.75%, 04/01/2034	812,324
	Visa Inc
3,500,000	4.15%, 12/14/2035	3,340,543
431,000	3.65%, 09/15/2047	332,586
	Wells Fargo & Co
6,213,000	3.35%, 03/02/2033	5,711,273
3,000,000	4.90%, 07/25/2033	2,980,963
2,000,000	5.39%, 04/24/2034	2,030,491
1,000,000	5.50%, 01/23/2035	1,019,246
1,000,000	4.89%, 09/15/2036	975,611
691,000	3.90%, 05/01/2045	547,201
2,000,000	4.40%, 06/14/2046	1,622,163
1,200,000	5.01%, 04/04/2051	1,075,347
1,000,000	Wells Fargo Financial 5.61%, 01/15/2044	963,118
1,000,000	Welltower OP LLC REIT 5.13%, 07/01/2035	1,003,801
	Westpac Banking Corp
1,000,000	5.05%, 04/16/2029	1,017,339
1,000,000	5.41%, 08/10/2033	1,011,131
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	905,024
500,000	Willis North America Inc 5.90%, 03/05/2054	494,195
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	873,114
		384,038,888
Industrial — 1.75%
	3M Co
600,000	2.38%, 08/26/2029	562,814
1,000,000	3.63%, 10/15/2047	744,661
	Amphenol Corp
735,000	4.40%, 02/15/2033	714,667
800,000	5.00%, 01/15/2035	799,148
326,000	5.38%, 11/15/2054	316,467
500,000	Berry Global Inc 5.65%, 01/15/2034	511,845
Principal Amount		Fair Value
Industrial — (continued)
	Boeing Co
$ 600,000	6.26%, 05/01/2027	$ 607,968
1,596,000	2.95%, 02/01/2030	1,501,621
1,000,000	5.71%, 05/01/2040	1,016,846
1,500,000	3.63%, 03/01/2048	1,072,917
1,500,000	3.75%, 02/01/2050	1,094,384
608,000	6.86%, 05/01/2054	683,314
175,000	5.93%, 05/01/2060	172,143
	Burlington Northern Santa Fe LLC
1,000,000	4.40%, 03/15/2042	888,244
500,000	5.15%, 09/01/2043	480,383
1,000,000	4.45%, 01/15/2053	831,533
500,000	5.80%, 03/15/2056	506,120
319,000	Canadian National Railway Co 3.20%, 08/02/2046	227,578
	Canadian Pacific Railway Co
2,000,000	3.00%, 12/02/2041	1,484,417
360,000	3.50%, 05/01/2050	256,082
	Carlisle Cos Inc
170,000	5.25%, 09/15/2035	169,528
290,000	5.55%, 09/15/2040	287,995
2,500,000	Carrier Global Corp 3.38%, 04/05/2040	2,009,157
	Caterpillar Financial Services Corp
2,000,000	5.00%, 05/14/2027	2,013,934
1,000,000	4.70%, 11/15/2029	1,007,722
	Caterpillar Inc
1,080,000	5.20%, 05/15/2035(a)	1,101,606
419,000	3.25%, 09/19/2049	297,897
343,000	3.25%, 04/09/2050	241,806
1,500,000	CRH America Finance Inc 5.00%, 02/09/2036	1,467,054
	CSX Corp
1,000,000	5.20%, 11/15/2033	1,020,853
250,000	4.75%, 05/30/2042	230,273
453,000	3.35%, 09/15/2049	317,591
1,000,000	4.50%, 11/15/2052	841,514
327,000	Deere & Co 2.88%, 09/07/2049	215,764
1,000,000	Eaton Capital ULC 4.45%, 05/09/2030	994,520
	Eaton Corp
500,000	4.15%, 03/15/2033	482,897
500,000	4.70%, 08/23/2052	445,693
1,000,000	Emerson Electric Co 5.00%, 03/15/2035	1,004,342
	FedEx Corp
1,000,000	3.25%, 05/15/2041	784,522
1,000,000	4.10%, 02/01/2045	831,471
175,000	5.25%, 05/15/2050	162,710
600,000	Fortune Brands Innovations Inc 5.88%, 06/01/2033	624,861
	GATX Corp
1,000,000	4.90%, 03/15/2033	993,536
1,000,000	5.50%, 06/15/2035	1,011,818

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 2,000,000	General Dynamics Corp 4.25%, 04/01/2040	$ 1,797,532
	General Electric Co
360,000	4.30%, 07/29/2030	356,753
1,000,000	6.88%, 01/10/2039	1,156,027
	Honeywell Aerospace Inc(b)
2,500,000	4.95%, 03/16/2036	2,461,827
1,000,000	5.62%, 03/16/2046	995,751
150,000	Howmet Aerospace Inc 4.85%, 10/15/2031	150,512
282,000	Illinois Tool Works Inc 3.90%, 09/01/2042	235,223
600,000	Ingersoll Rand Inc 5.31%, 06/15/2031	611,958
1,000,000	Jabil Inc 4.25%, 05/15/2027	998,947
1,000,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	1,032,871
	John Deere Capital Corp
1,500,000	4.55%, 06/05/2030	1,501,890
2,200,000	4.90%, 03/07/2031	2,228,592
681,000	3.90%, 06/07/2032	656,360
1,000,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 5.50%, 04/19/2029	1,023,028
	L3Harris Technologies Inc
800,000	5.05%, 06/01/2029	809,246
600,000	5.40%, 07/31/2033	613,368
600,000	5.35%, 06/01/2034	609,599
1,000,000	Lennox International Inc 5.50%, 09/15/2028	1,016,536
	Lockheed Martin Corp
1,000,000	4.40%, 08/15/2030	996,503
1,000,000	4.70%, 12/15/2031	1,005,953
500,000	4.09%, 09/15/2052	393,912
1,000,000	5.70%, 11/15/2054	1,005,404
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	780,113
1,000,000	Mohawk Industries Inc 5.85%, 09/18/2028	1,024,161
	Norfolk Southern Corp
1,000,000	4.45%, 03/01/2033	980,131
600,000	5.10%, 05/01/2035	603,268
1,000,000	3.05%, 05/15/2050	652,781
500,000	5.35%, 08/01/2054	472,042
	Northrop Grumman Corp
1,000,000	3.25%, 01/15/2028	982,652
1,000,000	4.70%, 03/15/2033	992,928
800,000	5.25%, 05/01/2050	752,712
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	985,202
1,200,000	Owens Corning 5.70%, 06/15/2034	1,240,315
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	647,938
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	955,350
Principal Amount		Fair Value
Industrial — (continued)
	Republic Services Inc
$ 1,000,000	2.38%, 03/15/2033	$ 866,433
1,000,000	5.00%, 12/15/2033	1,011,016
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	1,020,608
	RTX Corp
800,000	3.13%, 05/04/2027	791,670
175,000	1.90%, 09/01/2031	152,892
1,000,000	5.15%, 02/27/2033	1,018,133
900,000	4.35%, 04/15/2047	751,612
3,175,000	2.82%, 09/01/2051	1,969,376
1,000,000	Ryder System Inc 6.60%, 12/01/2033	1,090,903
600,000	Sonoco Products Co 4.60%, 09/01/2029	596,378
1,000,000	Trane Technologies Financing Ltd 5.25%, 03/03/2033	1,021,286
	Union Pacific Corp
500,000	3.60%, 09/15/2037	438,073
3,000,000	3.55%, 08/15/2039	2,522,221
500,000	3.38%, 02/14/2042	393,181
1,000,000	2.95%, 03/10/2052	636,920
500,000	4.95%, 09/09/2052	454,657
	United Parcel Service Inc
1,000,000	5.25%, 05/14/2035(a)	1,020,130
1,000,000	6.20%, 01/15/2038	1,084,736
1,200,000	5.50%, 05/22/2054	1,156,747
800,000	Vulcan Materials Co 4.95%, 12/01/2029	806,867
	Waste Connections Inc
1,000,000	2.20%, 01/15/2032	875,608
800,000	5.25%, 09/01/2035	810,989
	Waste Management Inc
800,000	4.80%, 03/15/2032	805,074
1,600,000	4.95%, 03/15/2035	1,596,332
1,000,000	Westinghouse Air Brake Technologies Corp 4.90%, 05/29/2030	1,006,301
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,233,532
		90,891,276
Technology — 1.93%
1,000,000	Accenture Capital Inc 4.25%, 10/04/2031	975,805
1,500,000	Adobe Inc 2.30%, 02/01/2030	1,384,653
	Analog Devices Inc
1,000,000	4.50%, 06/15/2030	997,563
1,000,000	5.05%, 04/01/2034	1,010,640
	Apple Inc
1,000,000	1.20%, 02/08/2028	953,375
952,000	1.40%, 08/05/2028	898,507
1,175,000	1.70%, 08/05/2031	1,030,955
600,000	4.75%, 05/12/2035	602,130
1,500,000	3.85%, 05/04/2043	1,241,148
1,723,000	2.95%, 09/11/2049	1,122,258
1,500,000	2.65%, 05/11/2050	917,660

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	2.40%, 08/20/2050	$ 578,028
2,175,000	2.70%, 08/05/2051	1,326,247
600,000	3.95%, 08/08/2052	463,613
	Applied Materials Inc
1,000,000	4.80%, 06/15/2029	1,011,316
500,000	4.60%, 01/15/2036	484,679
1,000,000	Autodesk Inc 2.40%, 12/15/2031	876,620
	Broadcom Inc
1,425,000	4.15%, 11/15/2030	1,394,984
2,000,000	5.20%, 04/15/2032	2,037,985
2,900,000	3.42%, 04/15/2033	2,643,600
3,000,000	3.50%, 02/15/2041	2,397,004
800,000	Cadence Design Systems Inc 4.30%, 09/10/2029	793,642
	Dell International LLC / EMC Corp
1,200,000	5.25%, 02/01/2028	1,212,899
800,000	5.00%, 04/01/2030	806,763
800,000	4.75%, 10/06/2032	790,553
76,000	8.10%, 07/15/2036	90,400
1,000,000	3.38%, 12/15/2041	763,908
15,000	8.35%, 07/15/2046	18,960
3,000,000	Fidelity National Information Services Inc 4.80%, 03/10/2031	2,967,199
	Fiserv Inc
175,000	2.25%, 06/01/2027	171,481
1,000,000	4.20%, 10/01/2028	986,199
500,000	5.15%, 08/12/2034	485,564
1,000,000	5.25%, 08/11/2035	974,153
	Hewlett Packard Enterprise Co
800,000	4.55%, 10/15/2029	795,283
1,000,000	5.25%, 04/01/2033	1,003,096
370,000	5.00%, 10/15/2034	362,496
227,000	6.35%, 10/15/2045	233,951
500,000	5.60%, 10/15/2054	463,518
2,291,000	HP Inc 2.65%, 06/17/2031	2,047,789
	IBM International Capital Pte Ltd
1,000,000	4.90%, 02/05/2034	987,963
1,000,000	5.25%, 02/05/2044	929,469
	Intel Corp
1,000,000	4.00%, 12/15/2032	944,253
1,000,000	5.20%, 02/10/2033	1,011,020
3,375,000	2.80%, 08/12/2041	2,366,398
1,000,000	5.63%, 02/10/2043	971,541
1,000,000	5.70%, 02/10/2053	943,058
600,000	5.05%, 08/05/2062	500,689
	International Business Machines Corp
1,000,000	5.00%, 02/10/2032	1,005,552
1,500,000	5.20%, 02/10/2035	1,504,956
1,000,000	4.00%, 06/20/2042	817,414
1,000,000	Intuit Inc 5.13%, 09/15/2028	1,011,410
Principal Amount		Fair Value
Technology — (continued)
$ 500,000	KLA Corp(a) 4.95%, 07/15/2052	$ 453,354
1,000,000	Leidos Inc 2.30%, 02/15/2031	889,030
	Marvell Technology Inc
255,000	4.75%, 07/15/2030	254,431
1,000,000	5.95%, 09/15/2033	1,050,140
1,200,000	Micron Technology Inc 2.70%, 04/15/2032	1,075,119
	Microsoft Corp
2,000,000	4.45%, 11/03/2045	1,762,834
1,000,000	2.53%, 06/01/2050	594,662
2,547,000	2.92%, 03/17/2052	1,616,878
	NVIDIA Corp
1,675,000	1.55%, 06/15/2028	1,587,486
1,000,000	5.55%, 06/15/2046	992,572
500,000	3.50%, 04/01/2050	366,345
1,000,000	5.63%, 06/15/2056	992,605
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	885,608
	Oracle Corp
1,000,000	4.80%, 08/03/2028	997,929
1,600,000	2.95%, 04/01/2030	1,472,671
585,000	4.45%, 09/26/2030	564,739
500,000	6.25%, 11/09/2032	513,880
1,000,000	4.30%, 07/08/2034	892,515
1,000,000	5.50%, 08/03/2035	956,940
350,000	5.20%, 09/26/2035	327,672
3,500,000	5.70%, 02/04/2036	3,389,592
1,900,000	3.85%, 07/15/2036	1,577,243
3,000,000	3.65%, 03/25/2041	2,154,315
1,470,000	4.00%, 07/15/2046	991,521
1,385,000	3.60%, 04/01/2050	842,235
1,175,000	3.95%, 03/25/2051	751,744
500,000	5.38%, 09/27/2054	392,134
1,000,000	5.95%, 09/26/2055	849,818
1,000,000	3.85%, 04/01/2060	587,289
	QUALCOMM Inc
1,000,000	1.30%, 05/20/2028(a)	945,088
800,000	4.75%, 05/20/2032	801,230
500,000	3.25%, 05/20/2050	337,934
600,000	4.50%, 05/20/2052	496,367
	Roper Technologies Inc
800,000	4.50%, 10/15/2029	794,903
500,000	5.10%, 09/15/2035	485,752
	Salesforce Inc
3,000,000	4.65%, 03/15/2029	2,998,445
4,175,000	2.70%, 07/15/2041	2,850,640
	Synopsys Inc
880,000	4.85%, 04/01/2030	881,473
1,625,000	5.15%, 04/01/2035	1,615,714
1,000,000	Take-Two Interactive Software Inc 4.95%, 03/28/2028	1,004,364
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	903,494
500,000	4.85%, 02/08/2034	501,694
1,000,000	5.15%, 02/08/2054	940,023

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 343,000	TSMC Arizona Corp 3.25%, 10/25/2051	$ 259,397
1,000,000	VMware LLC 2.20%, 08/15/2031	880,666
1,000,000	Workday Inc 3.80%, 04/01/2032	931,186
		99,722,018
Utilities — 2.43%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	905,608
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	714,695
	Alabama Power Co
800,000	3.75%, 09/01/2027	795,348
1,300,000	3.70%, 12/01/2047	976,698
1,500,000	Ameren Illinois Co 3.70%, 12/01/2047	1,133,285
	American Electric Power Co Inc
1,000,000	5.63%, 03/01/2033	1,036,158
1,000,000	6.95%, 12/15/2054	1,067,997
	American Water Capital Corp
800,000	5.25%, 03/01/2035	809,575
1,000,000	3.75%, 09/01/2047	762,384
800,000	5.70%, 09/01/2055	792,286
	Appalachian Power Co
1,140,000	7.00%, 04/01/2038	1,271,079
1,000,000	3.70%, 05/01/2050	719,027
1,000,000	Arizona Public Service Co 5.70%, 08/15/2034	1,033,181
	Atmos Energy Corp
175,000	5.50%, 06/15/2041	175,402
1,200,000	3.38%, 09/15/2049	841,839
410,000	2.85%, 02/15/2052	255,349
175,000	Avangrid Inc 3.80%, 06/01/2029	170,406
	Baltimore Gas & Electric Co
1,236,000	3.50%, 08/15/2046	901,017
412,000	2.90%, 06/15/2050	259,250
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	483,085
175,000	5.95%, 05/15/2037	184,489
175,000	5.15%, 11/15/2043	164,791
2,735,000	2.85%, 05/15/2051	1,667,171
500,000	Boston Gas Co(b) 3.15%, 08/01/2027	492,633
	CenterPoint Energy Houston Electric LLC
1,000,000	2.35%, 04/01/2031	901,815
1,500,000	5.05%, 03/01/2035	1,498,139
347,000	3.35%, 04/01/2051	241,323
558,000	CenterPoint Energy Inc 5.40%, 06/01/2029	569,698
1,000,000	CenterPoint Energy Resources Corp 4.40%, 07/01/2032	975,117
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	CMS Energy Corp 4.88%, 03/01/2044	$ 888,845
	Commonwealth Edison Co
1,000,000	5.30%, 06/01/2034	1,023,293
600,000	5.65%, 06/01/2054	591,852
1,000,000	Connecticut Light & Power Co 5.25%, 01/15/2053	939,095
	Consolidated Edison Co of New York Inc
1,500,000	5.50%, 03/15/2034	1,551,870
1,500,000	5.50%, 12/01/2039	1,506,568
1,200,000	5.70%, 05/15/2054	1,180,338
1,000,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	985,229
	Consumers Energy Co
1,000,000	3.60%, 08/15/2032	940,860
391,000	3.25%, 08/15/2046	277,905
520,000	2.50%, 05/01/2060	284,253
	Dominion Energy Inc
800,000	3.38%, 04/01/2030	763,725
1,175,000	2.25%, 08/15/2031	1,039,499
175,000	4.70%, 12/01/2044	152,588
1,100,000	6.00%, 02/15/2056	1,104,870
565,000	6.20%, 02/15/2056	566,784
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	886,568
	DTE Electric Co
1,000,000	5.20%, 04/01/2033	1,021,439
1,000,000	3.75%, 08/15/2047	766,344
	DTE Energy Co
1,000,000	5.20%, 04/01/2030	1,014,398
1,000,000	5.05%, 10/01/2035	982,329
	Duke Energy Carolinas LLC
1,000,000	2.45%, 02/01/2030	930,274
800,000	5.25%, 03/15/2035	811,174
476,000	3.75%, 06/01/2045	368,928
522,000	3.45%, 04/15/2051	366,497
	Duke Energy Corp
824,000	2.55%, 06/15/2031	742,972
2,000,000	3.30%, 06/15/2041	1,526,107
175,000	3.50%, 06/15/2051	119,333
600,000	5.80%, 06/15/2054	584,682
	Duke Energy Florida LLC
233,000	3.40%, 10/01/2046	168,483
371,000	3.00%, 12/15/2051	238,534
119,000	Duke Energy Florida Project Finance LLC 2.86%, 03/01/2033	108,766
241,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	164,125
1,000,000	Duke Energy Ohio Inc 5.25%, 04/01/2033	1,017,814
	Duke Energy Progress LLC
657,000	2.00%, 08/15/2031	580,321
800,000	5.05%, 03/15/2035	800,254
1,400,000	4.15%, 12/01/2044	1,152,653
1,200,000	5.35%, 03/15/2053	1,131,739

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 1,500,000	Edison International 4.80%, 03/15/2031	$ 1,459,314
352,146	Elm Road Generating Station Supercritical LLC(b) 4.67%, 01/19/2031	349,866
196,000	Emera US Finance LP 4.75%, 06/15/2046	167,039
175,000	Entergy Corp 2.80%, 06/15/2030	162,575
1,200,000	Entergy Louisiana LLC 5.70%, 03/15/2054	1,180,984
1,200,000	Entergy Texas Inc 5.25%, 04/15/2035	1,205,069
	Eversource Energy
600,000	5.50%, 01/01/2034	610,372
1,000,000	3.45%, 01/15/2050	695,884
	Exelon Corp
1,000,000	5.13%, 03/15/2031	1,013,339
1,750,000	5.30%, 03/15/2033	1,780,067
	Florida Power & Light Co
1,500,000	5.95%, 02/01/2038	1,588,029
1,209,000	5.25%, 02/01/2041(a)	1,188,769
171,000	4.05%, 10/01/2044	140,382
800,000	3.15%, 10/01/2049	538,181
	Georgia Power Co
1,000,000	4.00%, 10/01/2028	990,021
1,000,000	5.20%, 03/15/2035	1,012,022
1,000,000	3.25%, 03/15/2051	675,774
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	169,799
1,000,000	ITC Holdings Corp(b) 4.95%, 09/22/2027	1,002,606
1,000,000	Jersey Central Power & Light Co 5.10%, 01/15/2035	999,234
	Kentucky Utilities Co
175,000	5.13%, 11/01/2040	169,045
245,000	5.85%, 08/15/2055	245,994
	MidAmerican Energy Co
1,000,000	5.35%, 01/15/2034	1,025,314
1,175,000	2.70%, 08/01/2052	719,493
	National Rural Utilities Cooperative Finance Corp
1,000,000	5.05%, 09/15/2028	1,009,375
1,000,000	2.75%, 04/15/2032	894,517
	NextEra Energy Capital Holdings Inc
460,000	4.69%, 09/01/2027	461,053
1,500,000	4.85%, 02/04/2028	1,508,278
800,000	5.05%, 02/28/2033	803,002
1,500,000	5.45%, 03/15/2035	1,522,755
2,000,000	6.75%, 06/15/2054	2,083,076
	NiSource Inc
1,000,000	5.20%, 07/01/2029	1,015,537
600,000	5.35%, 04/01/2034	611,495
301,000	3.95%, 03/30/2048	229,872
261,000	5.00%, 06/15/2052	230,050
500,000	Northern States Power Co 5.65%, 05/15/2055	492,897
Principal Amount		Fair Value
Utilities — (continued)
$ 358,000	Oglethorpe Power Corp 3.75%, 08/01/2050	$ 256,995
1,000,000	Oklahoma Gas & Electric Co 5.40%, 01/15/2033	1,025,695
	Oncor Electric Delivery Co LLC
2,503,000	3.75%, 04/01/2045	1,942,639
2,000,000	2.70%, 11/15/2051	1,185,197
1,000,000	ONE Gas Inc 4.25%, 09/01/2032	973,590
	Pacific Gas & Electric Co
1,600,000	5.55%, 05/15/2029	1,633,032
3,000,000	3.25%, 06/01/2031	2,767,321
800,000	6.15%, 01/15/2033	835,763
800,000	5.70%, 03/01/2035	808,356
1,500,000	4.50%, 07/01/2040	1,290,856
1,000,000	4.30%, 03/15/2045	786,694
1,400,000	4.95%, 07/01/2050	1,168,863
	PacifiCorp
1,261,000	2.90%, 06/15/2052	754,222
500,000	5.80%, 01/15/2055	476,867
2,000,000	PECO Energy Co 4.38%, 08/15/2052	1,632,334
1,000,000	PPL Electric Utilities Corp 5.25%, 05/15/2053	935,964
175,000	Progress Energy Inc 7.75%, 03/01/2031	195,760
	Public Service Co of Colorado
2,000,000	5.05%, 06/15/2036	1,972,038
302,000	3.60%, 09/15/2042	236,086
1,000,000	5.75%, 05/15/2054	991,604
	Public Service Electric & Gas Co
1,000,000	5.20%, 08/01/2033	1,019,500
800,000	5.30%, 08/01/2054	757,052
	Public Service Enterprise Group Inc
270,000	4.90%, 03/15/2030	272,149
175,000	1.60%, 08/15/2030	154,232
1,000,000	Puget Energy Inc 5.73%, 03/15/2035	1,006,363
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	626,318
800,000	San Diego Gas & Electric Co 5.40%, 04/15/2035	812,870
	Sempra
1,000,000	3.80%, 02/01/2038	850,567
1,000,000	6.88%, 10/01/2054	1,020,160
	Southern California Edison Co
500,000	5.15%, 06/01/2029	505,274
1,000,000	5.45%, 06/01/2031	1,018,883
1,600,000	4.00%, 04/01/2047	1,192,803
1,400,000	5.75%, 04/15/2054	1,303,070
	Southern California Gas Co
500,000	5.45%, 06/15/2035	511,456
1,000,000	5.60%, 04/01/2054	958,849
	Southern Co
237,000	3.70%, 04/30/2030	229,006

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	5.70%, 03/15/2034	$ 1,035,940
500,000	4.40%, 07/01/2046	417,892
500,000	6.38%, 03/15/2055	513,125
	Southern Co Gas Capital Corp
600,000	5.15%, 09/15/2032	608,190
600,000	5.88%, 03/15/2041	616,644
1,000,000	Southwest Gas Corp 5.80%, 12/01/2027	1,016,118
500,000	Tampa Electric Co 5.00%, 07/15/2052	452,391
	Virginia Electric & Power Co
2,000,000	4.45%, 02/15/2044	1,728,885
500,000	3.80%, 09/15/2047	381,960
1,000,000	5.35%, 01/15/2054	937,185
800,000	Wisconsin Electric Power Co 4.60%, 10/01/2034	783,379
1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	950,447
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	163,323
1,000,000	4.60%, 06/01/2032	982,046
		125,727,185
TOTAL CORPORATE BONDS AND NOTES — 23.50% (Cost $1,267,685,569)		$1,217,743,070
FOREIGN GOVERNMENT BONDS AND NOTES
500,000	African Development Bank 4.38%, 03/14/2028	501,447
	Asian Development Bank
1,000,000	3.75%, 04/25/2028	992,552
1,000,000	4.50%, 08/25/2028	1,006,770
1,000,000	1.88%, 03/15/2029	941,617
1,400,000	4.13%, 05/30/2030	1,395,542
1,000,000	3.88%, 06/14/2033	972,373
1,000,000	Asian Infrastructure Investment Bank 4.13%, 01/18/2029	998,907
1,000,000	Canada Government International Bond 4.00%, 03/18/2030	993,111
	Chile Government International Bond
1,000,000	4.95%, 01/05/2036	988,450
2,500,000	3.50%, 01/25/2050	1,811,875
500,000	3.25%, 09/21/2071	314,525
	Corp Andina de Fomento
1,000,000	4.13%, 01/07/2028	996,970
400,000	5.00%, 01/22/2030	406,707
500,000	Council of Europe Development Bank 4.13%, 01/24/2029	499,168
	European Bank for Reconstruction & Development
1,000,000	4.38%, 03/09/2028	1,003,022
1,000,000	4.13%, 01/25/2029	998,273
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	European Investment Bank
$ 2,000,000	1.38%, 03/15/2027(a)	$ 1,962,672
1,000,000	3.25%, 11/15/2027	987,946
2,000,000	3.88%, 03/15/2028	1,990,317
1,000,000	3.88%, 06/15/2028	994,482
1,000,000	1.75%, 03/15/2029(a)	938,507
1,500,000	4.50%, 03/14/2030	1,514,962
1,000,000	3.63%, 07/15/2030	978,478
1,000,000	3.88%, 10/15/2030	986,947
1,000,000	4.25%, 08/16/2032	998,194
1,000,000	3.75%, 02/14/2033	967,742
1,000,000	4.13%, 02/13/2034	984,348
1,000,000	Export Development Canada 3.88%, 02/14/2028	994,899
1,000,000	Export-Import Bank of Korea(b) 4.63%, 06/07/2033	1,006,941
1,000,000	Hungary Government International Bond(b) 3.13%, 09/21/2051	638,274
	Indonesia Government International Bond
1,000,000	3.50%, 01/11/2028	988,584
1,000,000	4.65%, 09/20/2032	979,206
1,000,000	5.60%, 01/15/2035(a)	1,016,857
1,000,000	5.65%, 01/11/2053	979,462
	Inter-American Development Bank
1,000,000	4.38%, 02/01/2027(a)	1,001,770
2,000,000	1.13%, 07/20/2028	1,881,313
1,000,000	4.13%, 02/15/2029	998,583
2,000,000	3.75%, 06/14/2030	1,965,676
1,000,000	3.50%, 04/12/2033	950,703
500,000	4.50%, 09/13/2033(a)	504,358
1,000,000	Inter-American Investment Corp 4.75%, 09/19/2028	1,010,672
	International Bank for Reconstruction & Development
9,500,000	1.13%, 09/13/2028	8,896,374
1,000,000	4.13%, 03/20/2030	996,988
1,000,000	4.00%, 07/25/2030	992,313
500,000	4.21%, 08/26/2030	434,720
1,500,000	3.50%, 10/28/2030	1,458,024
2,000,000	1.25%, 02/10/2031	1,753,426
1,500,000	4.63%, 01/15/2032	1,525,653
1,130,000	4.00%, 05/06/2032	1,113,425
1,200,000	4.17%, 09/23/2032(d) 1-day SOFR + 0.50%	1,208,387
1,000,000	4.38%, 08/27/2035	995,316
	International Finance Corp
500,000	4.38%, 01/15/2027	500,761
500,000	4.50%, 07/13/2028	503,145
	Israel Government International Bond
1,000,000	5.38%, 02/19/2030	1,012,255
1,000,000	4.50%, 01/17/2033	963,389
1,200,000	5.63%, 02/19/2035	1,225,324

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	$ 3,975,337
	Korea Development Bank
1,000,000	2.25%, 02/24/2027	987,054
470,000	1.38%, 04/25/2027	459,195
1,000,000	4.50%, 02/15/2029	1,003,380
1,000,000	4.25%, 09/08/2032	985,343
	Mexico Government International Bond
500,000	5.40%, 02/09/2028	503,025
1,000,000	5.00%, 05/07/2029	1,000,550
2,000,000	4.75%, 04/27/2032	1,916,000
1,000,000	5.38%, 03/22/2033	977,050
1,000,000	4.88%, 05/19/2033	947,500
1,000,000	5.63%, 09/22/2035	971,500
1,000,000	6.88%, 05/13/2037	1,047,800
1,000,000	6.63%, 01/29/2038	1,023,500
2,750,000	4.60%, 01/23/2046	2,120,250
500,000	5.00%, 04/27/2051	394,250
1,000,000	6.34%, 05/04/2053	936,000
1,000,000	3.77%, 05/24/2061	598,500
1,000,000	Nordic Investment Bank 3.38%, 09/08/2027	990,454
	Panama Government International Bond
1,200,000	3.16%, 01/23/2030	1,128,000
1,600,000	6.40%, 02/14/2035	1,689,600
800,000	6.85%, 03/28/2054(a)	864,592
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	937,500
500,000	3.00%, 01/15/2034	433,000
1,000,000	5.50%, 03/30/2036	1,009,650
1,000,000	3.55%, 03/10/2051	701,200
320,000	5.88%, 08/08/2054	318,240
	Philippine Government International Bond
2,000,000	3.00%, 02/01/2028	1,957,937
1,000,000	5.00%, 07/17/2033	999,686
1,000,000	5.50%, 02/04/2035	1,018,834
2,000,000	2.95%, 05/05/2045	1,359,245
1,000,000	Province of Alberta Canada 4.50%, 01/24/2034	997,662
	Province of British Columbia Canada
3,000,000	1.30%, 01/29/2031	2,624,608
800,000	4.80%, 06/11/2035	808,335
500,000	Province of Manitoba Canada 4.30%, 07/27/2033	491,806
	Province of Ontario Canada
1,000,000	1.13%, 10/07/2030	877,337
1,500,000	1.80%, 10/14/2031	1,319,338
800,000	4.85%, 06/11/2035	813,249
3,200,000	Province of Quebec Canada 1.35%, 05/28/2030	2,860,774
1,000,000	Republic of Italy Government International Bond 3.88%, 05/06/2051	739,347
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Republic of Poland Government International Bond
$ 1,000,000	5.75%, 11/16/2032	$ 1,047,733
1,000,000	5.38%, 02/12/2035	1,020,412
	Svensk Exportkredit AB
1,000,000	4.13%, 06/14/2028	997,870
1,000,000	4.88%, 10/04/2030	1,023,056
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	501,050
2,100,000	5.44%, 02/14/2037	2,153,550
500,000	4.98%, 04/20/2055	453,250
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.29% (Cost $122,932,407)		$118,606,251
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.76%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	492,117
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	295,304
	Series 2019-BN20 Class ASB
1,428,462	2.93%, 09/15/2062	1,391,916
	Series 2021-BN36 Class A5
5,398,000	2.47%, 09/15/2064	4,781,660
	Series 2024-BNK48 Class A5
1,000,000	5.05%, 10/15/2057	999,518
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,975,492
	Barclays Commercial Mortgage Securities Trust
	Series 2021-C10 Class A5
1,440,106	2.49%, 07/15/2054	1,300,597
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	881,037
	Series 2026-5C40 Class A3
5,000,000	5.25%, 02/15/2059	5,065,621
	Benchmark Mortgage Trust
	Series 2018-B4 Class A5
1,100,000	4.12%, 07/15/2051(c)	1,081,709
	Series 2018-B7 Class A3
2,200,000	4.24%, 05/15/2053	2,171,192
	Series 2019-B9 Class A4
549,450	3.75%, 03/15/2052	537,760

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-IG1 Class A3
$ 322,000	2.69%, 09/15/2043	$ 281,207
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	894,447
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	989,613
	Citigroup Commercial Mortgage Trust
	Series 2015-GC31 Class A4
142,686	3.76%, 06/10/2048	139,981
	Series 2018-C6 Class A4
2,095,000	4.41%, 11/10/2051	2,072,363
238,000	COMM Mortgage Trust Series 2018-COR3 Class A3 4.23%, 05/10/2051	233,357
1,404,470	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,399,958
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
3,115,000	3.44%, 11/10/2049(c)	3,103,605
	Series 2019-GC42 Class A4
1,000,000	3.00%, 09/10/2052	943,021
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	620,313
1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	1,542,464
1,000,000	Morgan Stanley Capital I Trust Series 2018-H3 Class A5 4.18%, 07/15/2051	986,499
	Wells Fargo Commercial Mortgage Trust
	Series 2019-C52 Class A5
2,400,000	2.89%, 08/15/2052	2,260,034
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	930,510
		39,371,295
U.S. Government Agency — 23.33%
	Federal Home Loan Mortgage Corp
6,075	3.00%, 01/01/2027	6,052
219	7.50%, 05/01/2027	220
65,522	2.50%, 11/01/2028	64,536
37,840	3.00%, 01/01/2029	37,364
173,226	3.00%, 02/01/2029	170,336
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,865	6.50%, 04/01/2029	$ 1,932
510	7.50%, 08/01/2030	522
686,494	2.50%, 12/01/2031	658,979
121,416	2.50%, 02/01/2032	116,352
78,129	3.50%, 04/01/2032	76,110
21,461	6.50%, 11/01/2032	22,232
118,581	3.00%, 04/01/2033	114,940
61,933	3.50%, 05/01/2033	60,399
103,509	3.50%, 06/01/2033	100,308
147,027	4.00%, 07/01/2033	145,089
580,505	3.00%, 01/01/2034	558,995
78,535	3.50%, 03/01/2034	76,462
155,111	4.00%, 06/01/2034	152,162
131,138	3.50%, 09/01/2034	127,207
216,875	2.00%, 10/01/2034	200,353
426,933	3.00%, 12/01/2034	407,341
519,607	2.50%, 02/01/2035	486,984
136,162	2.50%, 03/01/2035	127,573
362,807	1.50%, 07/01/2035	325,630
1,144,797	2.00%, 07/01/2035	1,046,038
329,201	3.00%, 07/01/2035	312,848
491,906	2.00%, 08/01/2035	449,899
199,205	2.00%, 09/01/2035	182,031
913,633	1.50%, 10/01/2035	819,988
1,127,558	2.00%, 10/01/2035	1,029,867
1,073,973	1.50%, 12/01/2035	963,897
105,089	2.00%, 12/01/2035	96,027
1,284,752	2.00%, 01/01/2036	1,173,860
985,623	1.50%, 02/01/2036	881,524
339,087	2.00%, 02/01/2036	309,836
1,050,667	2.50%, 02/01/2036	987,271
211,085	2.00%, 03/01/2036	192,875
5,494	6.00%, 03/01/2036	5,770
4,522	6.00%, 04/01/2036	4,680
403,722	1.00%, 05/01/2036	349,803
370,920	1.50%, 05/01/2036	331,112
1,606,001	2.00%, 05/01/2036	1,464,453
184,635	1.50%, 06/01/2036	165,702
21,444	5.00%, 06/01/2036	21,651
923,312	1.50%, 07/01/2036	823,636
176,906	1.00%, 08/01/2036	153,274
595,111	1.50%, 09/01/2036	531,106
542,047	2.00%, 09/01/2036	493,920
435,966	3.00%, 09/01/2036	410,808
504,370	1.50%, 10/01/2036	449,509
2,343,520	2.00%, 10/01/2036	2,136,873
1,494,188	2.50%, 10/01/2036	1,398,718
1,786,391	1.50%, 12/01/2036	1,592,058
761,875	1.50%, 01/01/2037	678,988
493,528	1.50%, 03/01/2037	439,818
998,925	2.00%, 03/01/2037	912,063
819,425	2.00%, 04/01/2037	746,624
318,944	1.50%, 05/01/2037	284,231
977,548	1.50%, 06/01/2037	871,152
246,757	4.00%, 07/01/2037	239,935
279,884	5.00%, 10/01/2037	281,483
128,173	4.50%, 11/01/2037	127,029
10,849	5.50%, 11/01/2037	11,100

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 136,749	4.00%, 12/01/2037	$ 132,874
383,966	4.50%, 12/01/2037	380,065
7,199	5.50%, 12/01/2037	7,414
422,960	3.50%, 01/01/2038	403,210
220,808	4.00%, 05/01/2038	214,619
186,598	5.50%, 07/01/2038	189,751
153,483	6.00%, 09/01/2038	157,602
60,016	3.50%, 10/01/2038	56,970
178,361	5.50%, 11/01/2038	181,375
355,344	5.50%, 05/01/2039	361,248
502,446	6.00%, 07/01/2039	515,979
266,530	5.50%, 09/01/2039	270,854
435,285	4.00%, 11/01/2039	423,190
49,468	5.00%, 12/01/2039	49,948
523,233	3.00%, 02/01/2040	480,712
939,412	4.50%, 02/01/2040	928,668
110,425	5.00%, 02/01/2040	111,497
564,584	5.50%, 03/01/2040	573,744
102,623	5.00%, 05/01/2040	103,620
177,533	2.50%, 07/01/2040	159,363
746,421	5.00%, 07/01/2040	749,924
93,577	5.50%, 07/01/2040	95,095
154,246	2.50%, 08/01/2040	138,393
526,637	5.00%, 08/01/2040	529,356
936,304	2.00%, 10/01/2040	816,743
298,580	1.50%, 11/01/2040	252,226
391,686	2.00%, 12/01/2040	341,371
589,988	2.50%, 12/01/2040	528,068
709,678	4.50%, 12/01/2040	701,559
222,904	5.50%, 01/01/2041	226,521
427,950	4.00%, 02/01/2041	415,802
585,506	2.00%, 03/01/2041	509,269
75,378	4.00%, 04/01/2041	73,076
197,373	1.50%, 05/01/2041	165,742
1,418,987	2.00%, 07/01/2041	1,229,589
273,383	2.50%, 07/01/2041	243,573
409,818	2.00%, 08/01/2041	354,129
1,337,889	2.00%, 10/01/2041	1,156,605
482,301	2.00%, 11/01/2041	416,738
516,591	1.50%, 12/01/2041	430,874
173,364	2.50%, 03/01/2042	153,934
560,404	2.50%, 04/01/2042	495,962
377,944	2.50%, 09/01/2042	336,059
62,006	4.00%, 10/01/2042	59,920
235,267	3.50%, 11/01/2042	219,780
193,852	3.50%, 05/01/2043	181,090
290,133	4.00%, 11/01/2043	279,601
283,451	3.50%, 11/01/2044	263,655
862,478	3.00%, 04/01/2045	776,084
622,658	5.00%, 06/01/2045	617,276
470,782	3.00%, 08/01/2045	424,490
300,746	4.50%, 09/01/2045	295,357
314,928	3.50%, 10/01/2045	293,139
607,605	4.50%, 11/01/2045	590,595
142,211	5.00%, 11/01/2045	141,068
93,007	5.50%, 12/01/2045	94,021
314,463	5.00%, 01/01/2046	311,518
806,511	3.50%, 04/01/2046	748,690
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,521,423	3.00%, 08/01/2046	$ 1,363,662
1,931,273	3.00%, 12/01/2046	1,720,948
2,549,035	3.00%, 01/01/2047	2,270,891
1,990,091	3.00%, 02/01/2047	1,781,914
829,436	3.50%, 02/01/2047	765,182
755,298	4.00%, 02/01/2047	726,710
417,732	2.50%, 03/01/2047	359,101
876,318	3.50%, 07/01/2047	818,262
904,163	4.00%, 08/01/2047	855,513
389,294	3.50%, 11/01/2047	359,535
379,378	4.00%, 11/01/2047	359,524
197,943	4.50%, 01/01/2048	192,039
835,495	3.50%, 02/01/2048	765,767
284,505	4.00%, 03/01/2048	269,956
915,915	3.50%, 08/01/2048	837,752
156,643	4.00%, 08/01/2048	148,632
99,169	4.50%, 08/01/2048	96,673
116,977	4.00%, 09/01/2048	111,108
2,282,088	4.00%, 11/01/2048	2,165,137
51,051	4.00%, 01/01/2049	48,505
862,896	4.50%, 03/01/2049	841,108
1,346,843	3.50%, 05/01/2049	1,241,371
3,228,936	3.50%, 06/01/2049	2,963,956
362,682	5.50%, 06/01/2049	371,457
286,995	4.50%, 08/01/2049	279,901
361,760	5.00%, 08/01/2049	361,692
1,204,277	3.00%, 09/01/2049	1,066,301
365,413	4.00%, 09/01/2049	346,305
617,684	2.50%, 10/01/2049	522,821
268,747	3.00%, 10/01/2049	239,112
53,940	3.50%, 10/01/2049	49,368
131,600	4.00%, 10/01/2049	124,745
738,929	4.50%, 11/01/2049	720,437
1,448,363	3.50%, 12/01/2049	1,337,822
300,098	3.50%, 01/01/2050	277,233
1,127,001	3.00%, 02/01/2050	1,002,618
109,191	3.00%, 03/01/2050	97,083
131,119	5.00%, 03/01/2050	131,098
294,296	3.00%, 04/01/2050	259,807
443,651	3.50%, 04/01/2050	407,629
1,319,349	2.50%, 05/01/2050	1,116,414
510,459	4.00%, 05/01/2050	482,610
1,844,509	2.00%, 06/01/2050	1,492,980
3,056,298	2.50%, 07/01/2050	2,576,931
69,194	4.00%, 07/01/2050	65,540
635,074	4.50%, 07/01/2050	614,523
1,036,430	2.00%, 08/01/2050	835,396
2,318,484	3.00%, 08/01/2050	2,041,582
4,865,910	2.00%, 09/01/2050	3,931,700
2,277,737	2.50%, 09/01/2050	1,923,529
2,792,622	3.00%, 09/01/2050	2,461,871
149,241	3.50%, 09/01/2050	136,791
74,757	4.00%, 09/01/2050	70,735
745,839	2.00%, 10/01/2050	605,323
783,387	2.50%, 10/01/2050	660,695
2,836,028	3.00%, 10/01/2050	2,495,441
1,935,839	1.50%, 11/01/2050	1,482,630
5,907,294	2.00%, 11/01/2050	4,769,525

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 770,721	2.50%, 11/01/2050	$ 657,657
1,605,249	1.50%, 12/01/2050	1,233,081
4,113,794	2.00%, 12/01/2050	3,320,064
377,041	3.00%, 12/01/2050	331,682
270,722	1.50%, 01/01/2051	207,815
6,094,212	2.00%, 01/01/2051	4,915,276
5,834,313	2.50%, 01/01/2051	4,903,626
3,648,083	1.50%, 03/01/2051	2,794,927
7,271,415	2.00%, 03/01/2051	5,874,759
715,474	1.50%, 04/01/2051	548,148
2,046,711	2.00%, 04/01/2051	1,653,462
467,587	2.50%, 04/01/2051	393,887
5,797,021	2.00%, 05/01/2051	4,658,271
3,629,957	2.50%, 05/01/2051	3,067,606
1,516,019	1.50%, 06/01/2051	1,161,096
862,822	3.50%, 06/01/2051	788,259
2,132,647	2.00%, 07/01/2051	1,715,603
2,905,223	2.00%, 08/01/2051	2,334,175
1,203,238	2.50%, 08/01/2051	1,013,636
3,630,817	2.50%, 09/01/2051	3,076,851
2,700,449	1.50%, 10/01/2051	2,068,416
9,498,972	2.00%, 10/01/2051	7,625,241
12,059,505	2.50%, 10/01/2051	10,164,695
8,198,460	2.00%, 11/01/2051	6,590,639
5,530,394	2.50%, 11/01/2051	4,653,646
4,600,878	2.00%, 12/01/2051	3,699,348
3,270,064	2.50%, 12/01/2051	2,753,012
3,054,546	3.00%, 12/01/2051	2,681,047
1,904,562	2.00%, 01/01/2052	1,528,668
5,500,568	2.50%, 01/01/2052	4,674,804
694,194	3.00%, 01/01/2052	605,750
617,539	2.00%, 02/01/2052	493,511
1,822,949	2.50%, 02/01/2052	1,548,765
3,236,837	2.00%, 03/01/2052	2,614,049
2,543,511	3.00%, 03/01/2052	2,229,446
306,988	3.50%, 03/01/2052	280,430
3,986,296	2.50%, 04/01/2052	3,353,352
242,416	3.00%, 04/01/2052	214,743
1,739,596	3.50%, 04/01/2052	1,583,389
5,498,496	3.00%, 05/01/2052	4,807,343
1,071,681	4.00%, 05/01/2052	1,005,552
797,984	3.00%, 06/01/2052	703,462
3,770,935	3.50%, 06/01/2052	3,428,892
439,442	4.50%, 06/01/2052	424,674
1,764,989	2.50%, 07/01/2052	1,480,785
312,253	3.50%, 07/01/2052	285,418
503,572	4.50%, 07/01/2052	486,908
221,141	5.00%, 07/01/2052	219,610
521,381	3.50%, 08/01/2052	478,863
3,524,507	4.00%, 08/01/2052	3,300,634
2,474,291	2.50%, 09/01/2052	2,079,195
423,527	4.00%, 09/01/2052	400,279
5,981,588	4.50%, 09/01/2052	5,777,485
2,170,310	5.00%, 09/01/2052	2,149,813
2,785,558	3.50%, 10/01/2052	2,528,938
1,806,341	4.00%, 10/01/2052	1,695,022
374,888	4.50%, 10/01/2052	363,330
414,944	5.00%, 10/01/2052	412,915
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 320,780	5.50%, 10/01/2052	$ 324,312
199,182	6.00%, 10/01/2052	204,885
426,093	4.50%, 11/01/2052	415,376
1,931,214	5.00%, 11/01/2052	1,916,595
466,397	5.50%, 11/01/2052	472,240
617,637	4.50%, 12/01/2052	595,768
2,540,694	5.00%, 12/01/2052	2,519,029
736,122	5.50%, 12/01/2052	747,332
319,790	6.00%, 12/01/2052	327,640
446,740	5.00%, 01/01/2053	442,990
844,272	5.50%, 01/01/2053	854,245
1,200,322	6.00%, 01/01/2053	1,236,884
526,724	5.50%, 02/01/2053	531,616
170,436	6.50%, 02/01/2053	177,158
575,040	5.00%, 03/01/2053	568,520
447,855	5.50%, 03/01/2053	454,059
521,776	4.50%, 04/01/2053	503,054
900,982	5.50%, 04/01/2053	912,427
640,738	5.00%, 05/01/2053	634,606
2,170,973	5.50%, 05/01/2053	2,189,037
558,363	4.50%, 06/01/2053	538,673
568,291	5.00%, 06/01/2053	566,882
619,062	5.50%, 06/01/2053	627,442
1,064,146	5.00%, 07/01/2053	1,050,985
350,797	5.50%, 07/01/2053	356,064
475,707	6.00%, 07/01/2053	489,130
11,874,016	5.00%, 08/01/2053	11,727,924
316,904	5.50%, 08/01/2053	320,150
734,402	6.00%, 08/01/2053	759,178
260,208	6.50%, 08/01/2053	274,480
317,642	5.00%, 09/01/2053	313,837
465,745	6.50%, 09/01/2053	486,086
1,297,263	5.50%, 10/01/2053	1,308,574
4,268,113	6.00%, 10/01/2053	4,391,025
480,897	6.50%, 10/01/2053	497,634
955,634	5.00%, 11/01/2053	944,819
451,249	5.50%, 11/01/2053	455,362
299,249	6.00%, 11/01/2053	313,025
583,226	6.50%, 11/01/2053	613,029
916,977	5.50%, 12/01/2053	925,520
2,181,709	6.00%, 01/01/2054	2,247,511
324,516	7.00%, 01/01/2054	347,474
1,266,128	5.50%, 02/01/2054	1,291,176
2,940,638	6.00%, 02/01/2054	3,008,613
2,002,248	5.50%, 03/01/2054	2,016,538
1,131,463	6.50%, 03/01/2054	1,178,461
938,964	4.50%, 04/01/2054	900,032
186,936	7.00%, 04/01/2054	197,485
4,022,669	5.50%, 05/01/2054	4,046,113
2,884,335	6.50%, 05/01/2054	2,984,716
1,998,761	5.50%, 06/01/2054	2,012,462
764,126	6.50%, 06/01/2054	796,434
1,333,799	5.00%, 08/01/2054	1,314,044
11,712,270	6.00%, 08/01/2054	11,984,529
1,184,367	6.50%, 08/01/2054	1,225,585
5,774,468	5.50%, 09/01/2054	5,812,201
2,262,850	6.00%, 09/01/2054	2,315,157
498,752	6.50%, 09/01/2054	516,110

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 411,400	4.50%, 10/01/2054	$ 394,341
858,084	5.00%, 10/01/2054	845,330
11,929,006	5.50%, 10/01/2054	11,993,016
3,729,276	6.00%, 10/01/2054	3,815,481
490,038	6.50%, 10/01/2054	507,092
17,872,913	5.00%, 11/01/2054	17,635,500
6,208,995	5.50%, 11/01/2054	6,241,356
630,757	6.00%, 11/01/2054	645,338
2,460,451	4.50%, 12/01/2054	2,358,428
3,575,066	5.00%, 12/01/2054	3,521,653
5,969,745	5.50%, 12/01/2054	5,998,406
171,255	4.50%, 01/01/2055	164,154
734,203	5.00%, 01/01/2055	722,969
625,528	5.50%, 01/01/2055	628,403
308,711	6.50%, 01/01/2055	319,455
2,028,812	5.00%, 02/01/2055	1,997,722
1,066,173	6.00%, 02/01/2055	1,090,818
475,324	7.00%, 02/01/2055	501,960
4,271,838	6.00%, 05/01/2055	4,378,799
5,190,243	5.00%, 06/01/2055	5,108,824
1,805,508	6.50%, 06/01/2055	1,868,344
1,045,720	4.00%, 07/01/2055	977,837
3,622,829	5.50%, 07/01/2055	3,636,559
497,911	6.50%, 09/01/2055	515,240
1,690,946	5.00%, 01/01/2056	1,662,366
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K061 Class A2
1,763,875	3.35%, 11/25/2026(c)	1,755,846
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,086,712
	Series K077 Class A2
2,750,000	3.85%, 05/25/2028(c)	2,719,994
	Series K084 Class A2
1,500,000	3.78%, 10/25/2028(c)	1,476,830
	Series K087 Class A2
1,509,755	3.77%, 12/25/2028	1,485,265
	Series K092 Class A2
2,150,000	3.30%, 04/25/2029	2,084,875
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,387,677
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	942,383
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,900,847
	Series K104 Class A2
300,000	2.25%, 01/25/2030	279,163
	Series K127 Class A2
500,000	2.11%, 01/25/2031	451,864
	Series K130 Class A2
1,800,000	1.72%, 06/25/2031	1,586,304
	Series K154 Class A2
1,900,000	3.42%, 04/25/2032	1,842,035
	Series K-157 Class A2
2,954,000	4.20%, 05/25/2033	2,884,099
	Series KJ37 Class A2
500,000	2.33%, 11/25/2030	466,733
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association
$ 244,674	2.50%, 06/01/2028	$ 240,710
3,525	6.00%, 01/01/2029	3,606
64,639	3.00%, 03/01/2029	63,530
47,361	3.50%, 04/01/2029	46,851
31,878	3.50%, 09/01/2029	31,475
59,348	4.00%, 09/01/2030	58,585
164,266	3.00%, 10/01/2030	159,991
19,750	8.00%, 10/01/2030	20,111
454,300	2.50%, 09/01/2031	435,940
117,384	2.00%, 10/01/2031	111,468
57,331	3.50%, 01/01/2032	55,845
389,019	3.50%, 02/01/2032	379,712
19,300	6.50%, 06/01/2032	19,972
193,956	3.00%, 08/01/2032	187,073
14,108	6.50%, 08/01/2032	14,599
576,836	3.00%, 10/01/2032	553,378
47,929	3.00%, 11/01/2032	46,238
122,315	2.50%, 01/01/2033	118,682
212,695	3.00%, 02/01/2033	203,755
52,245	5.50%, 03/01/2033	52,434
232,915	3.00%, 04/01/2033	222,435
10,084	5.00%, 09/01/2033	10,111
879,681	3.00%, 12/01/2033	848,399
13,672	5.50%, 01/01/2034	13,722
86,045	4.00%, 02/01/2034	84,406
125,835	3.50%, 03/01/2034	122,374
32,481	5.50%, 03/01/2034	32,598
50,047	5.50%, 05/01/2034	50,457
90,968	3.50%, 07/01/2034	89,650
116,495	2.50%, 09/01/2034	109,594
203,207	2.50%, 01/01/2035	190,785
112,129	3.00%, 02/01/2035	107,245
14,547	5.50%, 02/01/2035	14,715
182,183	3.00%, 03/01/2035	173,429
527,888	3.00%, 04/01/2035	502,878
156,417	5.00%, 05/01/2035	156,180
471,118	2.00%, 06/01/2035	430,516
487,581	2.50%, 06/01/2035	457,265
187,639	3.50%, 06/01/2035	182,071
196,597	1.50%, 07/01/2035	176,451
267,011	2.00%, 07/01/2035	243,931
175,261	4.00%, 07/01/2035	172,797
3,561	5.00%, 07/01/2035	3,591
348,672	2.00%, 09/01/2035	318,528
131,362	3.50%, 09/01/2035	127,592
36,328	5.00%, 09/01/2035	36,441
779,604	1.50%, 10/01/2035	699,715
36,276	5.00%, 10/01/2035	36,582
29,690	6.00%, 10/01/2035	31,067
27,466	5.50%, 11/01/2035	28,259
1,206,936	2.00%, 12/01/2035	1,102,873
576,396	2.00%, 01/01/2036	525,605
551,425	2.50%, 01/01/2036	517,814
584,732	1.50%, 02/01/2036	522,976
1,631,580	2.00%, 02/01/2036	1,490,752
266,583	3.50%, 04/01/2036	254,438

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 28,121	6.00%, 04/01/2036	$ 29,468
602,638	1.50%, 05/01/2036	538,186
1,136,941	2.00%, 05/01/2036	1,036,180
463,996	2.50%, 05/01/2036	434,350
1,377,077	2.00%, 06/01/2036	1,255,688
2,918,869	2.50%, 06/01/2036	2,732,371
741,567	1.50%, 07/01/2036	660,924
475,112	2.00%, 07/01/2036	432,935
246,097	2.50%, 07/01/2036	230,373
202,370	1.50%, 08/01/2036	181,620
342,336	2.00%, 08/01/2036	313,213
2,960	6.50%, 08/01/2036	3,074
1,097,299	1.50%, 09/01/2036	977,963
1,550,963	2.00%, 09/01/2036	1,413,566
123,518	1.00%, 10/01/2036	107,014
2,196,451	1.50%, 10/01/2036	1,959,739
540,036	2.00%, 10/01/2036	492,071
267,916	2.50%, 10/01/2036	250,798
908,219	1.50%, 11/01/2036	809,428
2,937,281	2.00%, 11/01/2036	2,677,036
258,057	2.50%, 11/01/2036	241,578
21,560	5.50%, 11/01/2036	22,183
576,162	1.50%, 12/01/2036	513,785
362,364	6.00%, 12/01/2036	379,175
1,387,415	1.50%, 01/01/2037	1,236,476
2,181,644	2.00%, 01/01/2037	1,987,892
533,023	3.00%, 01/01/2037	501,852
1,027,448	2.00%, 02/01/2037	937,780
903,085	2.00%, 03/01/2037	824,356
706,886	2.00%, 04/01/2037	644,083
64,905	2.50%, 04/01/2037	60,758
678,332	3.00%, 04/01/2037	641,227
579,399	1.50%, 05/01/2037	516,343
406,359	3.50%, 07/01/2037	389,142
14,722	5.00%, 07/01/2037	14,685
312,451	2.50%, 08/01/2037	292,487
89,933	5.50%, 08/01/2037	91,076
451,865	3.00%, 09/01/2037	427,148
324,134	4.50%, 09/01/2037	321,240
276,303	4.00%, 12/01/2037	268,598
164,246	5.50%, 01/01/2038	168,527
403,931	2.50%, 02/01/2038	378,122
76,891	6.00%, 03/01/2038	80,667
38,716	5.50%, 07/01/2038	39,835
218,101	5.00%, 09/01/2038	219,257
25,205	2.50%, 05/01/2039	23,259
22,695	6.00%, 05/01/2039	23,809
162,561	4.50%, 08/01/2039	160,762
205,727	5.00%, 08/01/2039	207,469
545,749	5.00%, 09/01/2039	548,310
550,967	5.00%, 12/01/2039	554,164
299,691	5.00%, 01/01/2040	301,163
87,987	4.50%, 03/01/2040	87,013
433,296	2.50%, 05/01/2040	389,535
499,071	3.00%, 05/01/2040	471,887
191,126	4.50%, 05/01/2040	189,247
1,378,323	2.00%, 06/01/2040	1,201,799
129,798	5.00%, 06/01/2040	130,898
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 142,244	6.00%, 07/01/2040	$ 146,091
100,323	4.50%, 08/01/2040	99,213
377,493	2.00%, 09/01/2040	329,896
208,994	2.50%, 09/01/2040	187,432
453,507	3.00%, 09/01/2040	424,752
371,602	2.50%, 10/01/2040	333,172
711,072	2.00%, 11/01/2040	619,473
866,729	4.50%, 11/01/2040	856,836
95,438	5.00%, 11/01/2040	96,247
356,464	4.00%, 12/01/2040	346,363
241,030	1.50%, 01/01/2041	203,260
423,843	2.00%, 02/01/2041	368,899
856,563	4.00%, 02/01/2041	829,958
353,016	4.50%, 03/01/2041	349,107
509,661	1.50%, 04/01/2041	428,776
343,808	2.00%, 04/01/2041	299,686
62,021	2.50%, 04/01/2041	55,467
759,254	2.00%, 05/01/2041	659,409
239,638	5.00%, 05/01/2041	241,669
268,657	2.00%, 06/01/2041	233,091
643,111	2.00%, 08/01/2041	555,824
448,621	1.50%, 09/01/2041	375,340
858,790	2.50%, 09/01/2041	764,519
603,406	1.50%, 10/01/2041	504,465
811,213	2.00%, 10/01/2041	701,759
716,510	2.50%, 10/01/2041	638,319
120,558	4.50%, 10/01/2041	119,222
1,123,574	1.50%, 12/01/2041	937,824
1,749,787	2.00%, 12/01/2041	1,512,236
344,751	3.50%, 12/01/2041	322,523
335,818	4.00%, 01/01/2042	325,160
739,422	2.00%, 03/01/2042	637,122
909,999	1.50%, 04/01/2042	757,093
362,950	3.00%, 06/01/2042	332,460
349,581	3.50%, 08/01/2042	327,800
217,622	3.00%, 09/01/2042	197,294
565,098	3.00%, 12/01/2042	512,245
575,444	3.00%, 02/01/2043	521,635
250,577	5.00%, 03/01/2043	249,419
254,263	3.00%, 04/01/2043	230,205
472,288	3.50%, 04/01/2043	438,629
1,038,548	3.50%, 05/01/2043	967,693
119,740	4.00%, 07/01/2043	115,253
458,851	3.00%, 08/01/2043	414,339
257,095	3.50%, 08/01/2043	239,769
111,924	4.00%, 09/01/2043	107,730
270,968	3.50%, 08/01/2044	252,141
434,688	4.00%, 08/01/2044	416,979
77,475	5.00%, 11/01/2044	77,430
147,190	5.00%, 12/01/2044	144,966
675,106	5.50%, 12/01/2044	684,861
155,280	4.00%, 06/01/2045	148,312
1,173,456	2.50%, 07/01/2045	1,006,570
961,596	3.50%, 07/01/2045	893,964
340,253	3.50%, 11/01/2045	314,970
676,035	1.50%, 02/01/2046	528,154
1,003,546	3.50%, 02/01/2046	930,099
551,576	4.00%, 03/01/2046	528,085

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,016,752	3.00%, 06/01/2046	$ 905,156
1,227,980	3.00%, 09/01/2046	1,097,295
843,868	4.00%, 09/01/2046	809,367
269,040	2.50%, 10/01/2046	231,540
1,098,052	3.00%, 10/01/2046	983,655
220,722	4.00%, 10/01/2046	210,190
613,278	3.00%, 12/01/2046	548,726
304,410	3.50%, 12/01/2046	281,367
985,310	3.50%, 01/01/2047	906,448
156,739	4.00%, 03/01/2047	148,871
258,978	4.00%, 06/01/2047	245,736
198,708	4.00%, 07/01/2047	188,548
227,249	4.50%, 08/01/2047	222,021
3,546,485	3.50%, 10/01/2047	3,268,051
649,834	4.00%, 10/01/2047	616,567
4,049,219	3.50%, 01/01/2048	3,721,042
808,535	3.50%, 02/01/2048	742,764
735,584	4.50%, 02/01/2048	718,316
525,266	3.00%, 05/01/2048	467,899
552,668	3.50%, 05/01/2048	507,269
248,451	4.50%, 05/01/2048	242,867
240,611	4.00%, 10/01/2048	228,242
265,076	4.00%, 11/01/2048	251,286
1,897,876	4.50%, 11/01/2048	1,853,617
224,740	5.00%, 11/01/2048	224,743
971,024	4.00%, 01/01/2049	918,576
253,325	4.50%, 02/01/2049	246,434
441,471	3.50%, 03/01/2049	408,430
668,690	3.50%, 05/01/2049	620,750
865,606	3.50%, 06/01/2049	798,981
1,648,299	4.00%, 06/01/2049	1,562,278
787,033	3.50%, 07/01/2049	723,581
2,168,288	4.00%, 07/01/2049	2,056,806
698,131	4.50%, 07/01/2049	678,784
1,104,404	3.50%, 08/01/2049	1,013,053
760,896	4.00%, 08/01/2049	718,650
311,426	3.00%, 09/01/2049	276,621
695,745	3.50%, 09/01/2049	638,141
243,522	4.50%, 09/01/2049	237,579
563,281	4.50%, 10/01/2049	548,207
941,302	3.50%, 11/01/2049	870,144
2,946,548	3.00%, 12/01/2049	2,608,132
835,016	3.50%, 12/01/2049	768,294
2,027,665	2.50%, 01/01/2050	1,715,311
580,871	3.00%, 01/01/2050	516,633
250,628	4.00%, 01/01/2050	236,336
2,686,874	3.00%, 02/01/2050	2,378,957
358,435	4.50%, 02/01/2050	347,197
2,189,668	3.00%, 03/01/2050	1,925,739
470,306	3.50%, 03/01/2050	430,490
709,677	4.00%, 03/01/2050	673,490
374,208	3.00%, 04/01/2050	329,888
1,003,880	4.50%, 04/01/2050	983,906
1,148,369	2.50%, 05/01/2050	970,069
569,186	3.50%, 05/01/2050	521,593
6,293,500	2.50%, 06/01/2050	5,321,085
255,789	4.00%, 06/01/2050	242,280
109,325	4.50%, 06/01/2050	105,927
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 322,100	2.50%, 07/01/2050	$ 272,232
2,670,785	3.00%, 07/01/2050	2,351,253
414,540	4.00%, 07/01/2050	391,788
3,380,150	2.00%, 08/01/2050	2,727,771
3,195,459	2.50%, 08/01/2050	2,713,691
480,798	4.00%, 08/01/2050	456,057
2,070,963	2.00%, 09/01/2050	1,689,272
880,495	2.50%, 09/01/2050	743,851
1,034,227	3.00%, 09/01/2050	911,293
372,028	1.50%, 10/01/2050	286,100
2,765,414	2.50%, 10/01/2050	2,345,632
845,590	3.00%, 10/01/2050	752,679
2,388,834	1.50%, 11/01/2050	1,833,717
3,653,796	2.00%, 11/01/2050	2,960,080
499,761	2.50%, 11/01/2050	423,351
863,681	4.00%, 11/01/2050	825,381
352,889	1.50%, 12/01/2050	271,214
4,376,625	2.00%, 12/01/2050	3,527,953
664,413	2.50%, 12/01/2050	556,271
2,385,781	3.00%, 12/01/2050	2,109,153
66,634	4.00%, 12/01/2050	62,791
3,352,800	1.50%, 01/01/2051	2,571,579
14,667,502	2.00%, 01/01/2051	11,821,287
1,670,254	2.50%, 01/01/2051	1,424,970
427,656	3.50%, 01/01/2051	391,979
8,768,064	2.00%, 02/01/2051	7,076,938
1,853,922	2.50%, 02/01/2051	1,561,511
217,671	4.00%, 02/01/2051	206,468
3,147,462	2.00%, 03/01/2051	2,532,980
371,212	3.50%, 03/01/2051	342,062
943,061	1.50%, 04/01/2051	722,608
6,133,334	2.50%, 04/01/2051	5,197,235
2,015,827	3.00%, 04/01/2051	1,780,100
287,808	1.50%, 05/01/2051	220,503
4,249,015	2.00%, 05/01/2051	3,413,255
1,924,573	2.50%, 05/01/2051	1,632,033
6,149,404	3.00%, 05/01/2051	5,422,872
612,704	1.50%, 06/01/2051	469,497
389,199	2.00%, 06/01/2051	311,044
4,790,820	2.50%, 06/01/2051	4,061,610
660,336	3.00%, 06/01/2051	590,118
14,791,768	2.00%, 07/01/2051	11,913,755
5,113,041	2.00%, 08/01/2051	4,116,326
2,007,645	2.50%, 08/01/2051	1,686,655
573,290	3.00%, 08/01/2051	502,537
2,519,872	1.50%, 09/01/2051	1,933,432
8,443,005	2.00%, 09/01/2051	6,783,459
15,421,246	2.50%, 09/01/2051	12,999,157
1,606,664	1.50%, 10/01/2051	1,230,519
17,014,216	2.00%, 10/01/2051	13,758,903
15,905,354	2.50%, 10/01/2051	13,491,056
801,552	3.00%, 10/01/2051	699,410
2,928,221	2.50%, 11/01/2051	2,465,270
4,453,929	3.50%, 11/01/2051	4,076,814
6,134,927	2.00%, 12/01/2051	4,924,751
642,740	2.50%, 12/01/2051	541,213
12,522,070	2.00%, 01/01/2052	10,063,329
2,934,611	2.50%, 01/01/2052	2,466,731

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,757,203	3.00%, 01/01/2052	$ 1,548,864
10,579,908	2.00%, 02/01/2052	8,521,129
2,354,252	2.50%, 02/01/2052	1,973,675
2,100,050	3.00%, 02/01/2052	1,855,694
455,817	4.00%, 02/01/2052	428,207
3,502,904	2.00%, 03/01/2052	2,847,048
1,801,437	2.50%, 03/01/2052	1,547,281
1,175,827	3.00%, 03/01/2052	1,026,684
2,945,724	2.00%, 04/01/2052	2,360,236
3,549,256	2.50%, 04/01/2052	2,996,944
2,844,589	3.00%, 04/01/2052	2,502,644
371,901	3.50%, 04/01/2052	337,639
871,058	4.00%, 04/01/2052	814,766
586,926	2.00%, 05/01/2052	479,081
1,120,447	2.50%, 05/01/2052	956,550
769,602	3.00%, 05/01/2052	671,663
2,907,524	3.50%, 05/01/2052	2,646,882
2,397,187	4.00%, 05/01/2052	2,247,594
865,812	3.00%, 06/01/2052	755,636
2,799,797	3.50%, 06/01/2052	2,554,067
5,830,420	4.00%, 06/01/2052	5,484,586
5,030,799	3.00%, 07/01/2052	4,389,618
6,158,897	4.50%, 07/01/2052	5,944,848
870,322	5.00%, 07/01/2052	862,282
479,361	3.50%, 08/01/2052	435,204
3,877,130	4.00%, 09/01/2052	3,634,200
881,888	4.50%, 09/01/2052	853,321
463,989	5.00%, 09/01/2052	460,014
1,435,002	5.50%, 09/01/2052	1,453,776
2,059,524	4.50%, 10/01/2052	1,994,216
1,796,800	5.00%, 10/01/2052	1,782,756
760,564	4.50%, 11/01/2052	738,150
2,749,795	5.00%, 11/01/2052	2,731,623
648,432	5.50%, 11/01/2052	658,563
1,029,481	4.00%, 12/01/2052	962,766
1,874,105	4.50%, 12/01/2052	1,809,963
2,455,092	5.50%, 12/01/2052	2,488,315
1,636,809	6.00%, 12/01/2052	1,692,551
626,530	4.00%, 01/01/2053	587,107
914,726	4.50%, 01/01/2053	882,847
1,255,007	5.50%, 01/01/2053	1,271,550
372,530	6.00%, 01/01/2053	385,155
347,725	6.50%, 01/01/2053	359,827
652,394	5.50%, 02/01/2053	663,750
368,028	6.00%, 02/01/2053	382,007
210,279	7.00%, 02/01/2053	222,062
483,797	6.50%, 03/01/2053	501,431
1,837,514	5.00%, 04/01/2053	1,817,031
1,211,656	5.50%, 04/01/2053	1,224,223
513,347	6.00%, 04/01/2053	526,732
176,720	6.50%, 04/01/2053	183,690
388,902	4.00%, 05/01/2053	363,883
1,345,292	5.00%, 05/01/2053	1,331,312
769,908	5.50%, 05/01/2053	777,067
1,658,849	6.00%, 05/01/2053	1,712,306
646,099	6.50%, 05/01/2053	672,171
993,435	4.00%, 06/01/2053	929,228
1,608,511	5.00%, 06/01/2053	1,588,721
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 607,916	4.50%, 07/01/2053	$ 585,315
771,138	5.00%, 07/01/2053	766,532
527,124	5.50%, 07/01/2053	533,082
898,344	6.00%, 07/01/2053	925,115
670,975	6.50%, 07/01/2053	695,228
4,431,636	5.50%, 08/01/2053	4,492,655
331,308	6.00%, 08/01/2053	343,829
506,343	6.50%, 08/01/2053	532,979
539,048	5.50%, 09/01/2053	547,449
1,990,335	6.00%, 09/01/2053	2,039,172
508,903	6.00%, 10/01/2053	521,932
1,138,495	6.50%, 10/01/2053	1,180,154
2,072,397	5.00%, 11/01/2053	2,049,563
916,611	5.50%, 11/01/2053	932,063
1,146,140	6.00%, 11/01/2053	1,186,911
1,911,455	6.50%, 11/01/2053	1,979,988
3,368,887	6.00%, 12/01/2053	3,474,915
1,114,757	6.50%, 12/01/2053	1,154,628
321,509	7.00%, 12/01/2053	339,525
186,945	7.50%, 12/01/2053	198,761
298,446	5.50%, 01/01/2054	300,997
881,663	6.50%, 01/01/2054	912,347
1,686,230	7.00%, 01/01/2054	1,792,849
89,526	7.50%, 01/01/2054	95,325
624,706	4.50%, 02/01/2054	602,441
965,495	6.50%, 02/01/2054	1,010,849
322,712	7.00%, 02/01/2054	340,796
149,629	7.50%, 02/01/2054	159,197
3,423,440	5.50%, 03/01/2054	3,458,591
585,251	6.50%, 03/01/2054	615,845
1,012,062	4.00%, 04/01/2054	946,462
4,144,727	5.50%, 05/01/2054	4,178,186
477,297	7.00%, 06/01/2054	506,022
501,271	4.50%, 07/01/2054	480,487
3,619,832	6.00%, 08/01/2054	3,703,507
926,369	6.50%, 08/01/2054	958,609
8,536,264	6.00%, 09/01/2054	8,749,375
2,819,367	5.50%, 10/01/2054	2,831,828
7,335,707	5.00%, 11/01/2054	7,237,016
1,020,304	4.00%, 12/01/2054	954,537
1,360,184	4.50%, 12/01/2054	1,309,435
2,445,898	5.00%, 12/01/2054	2,409,355
3,389,920	5.50%, 12/01/2054	3,406,891
5,980,709	6.00%, 12/01/2054	6,118,957
1,658,239	5.00%, 01/01/2055	1,640,189
3,432,367	5.50%, 01/01/2055	3,448,846
1,338,358	6.50%, 01/01/2055	1,384,936
514,468	6.50%, 02/01/2055	532,373
797,719	6.00%, 03/01/2055	816,159
530,869	6.50%, 04/01/2055	549,344
465,053	7.00%, 06/01/2055	491,113
1,980,588	6.00%, 08/01/2055	2,032,564
279,678	4.00%, 09/01/2055	261,523
998,320	6.50%, 09/01/2055	1,033,064
429,318	7.00%, 10/01/2055	453,376
1,634,428	5.50%, 12/01/2055	1,640,623
5,775,705	5.50%, 01/01/2056	5,797,597
832,817	6.50%, 01/01/2056	861,801

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
$ 378,388	2.63%, 12/25/2026(c)	$ 374,961
	Series 2017-M5 Class A2
328,862	3.12%, 04/25/2029(c)	318,336
	Series 2018-M12 Class A2
313,840	3.78%, 08/25/2030(c)	305,284
	Series 2018-M14 Class A2
1,305,210	3.70%, 08/25/2028(c)	1,282,585
	Series 2019-M1 Class A2
1,403,724	3.68%, 09/25/2028(c)	1,379,514
	Series 2019-M22 Class A2
1,740,821	2.52%, 08/25/2029	1,647,919
	Series 2020-M1 Class A2
650,000	2.44%, 10/25/2029	611,423
	Series 2021-M12 Class 2A2
919,101	2.20%, 05/25/2033(c)	781,672
	Government National Mortgage Association
48,560	5.00%, 11/15/2033	48,777
10,352	5.50%, 12/15/2035	10,612
14,111	5.00%, 12/20/2035	14,249
28,967	6.00%, 01/20/2036	30,361
33,392	5.50%, 02/20/2036	34,354
190,203	2.50%, 05/20/2036	179,131
88,228	2.00%, 06/20/2036	80,835
127,693	2.00%, 12/20/2036	117,614
204,985	5.00%, 06/15/2039	208,374
66,914	4.00%, 05/20/2040	64,313
58,908	4.50%, 07/20/2040	58,410
57,390	4.50%, 09/20/2040	56,859
231,623	4.00%, 10/15/2040	219,537
360,229	4.50%, 07/20/2041	356,446
107,207	4.00%, 09/15/2041	102,121
23,235	4.50%, 12/20/2041	22,981
466,983	2.50%, 12/20/2042	413,991
129,990	3.00%, 02/15/2043	119,240
946,432	3.50%, 02/20/2043	881,999
523,146	3.50%, 09/20/2043	488,664
1,387,584	3.50%, 06/20/2044	1,284,445
519,692	3.50%, 10/20/2044	480,792
415,521	4.50%, 11/20/2044	408,170
554,152	4.00%, 02/20/2045	532,096
509,188	3.00%, 06/20/2045	459,979
722,699	3.50%, 07/20/2045	666,840
393,060	3.00%, 08/20/2045	354,147
399,379	4.00%, 08/20/2045	379,987
903,013	3.50%, 10/20/2045	833,213
360,587	3.50%, 12/20/2045	332,288
377,805	3.50%, 02/20/2046	348,617
124,322	4.00%, 03/20/2046	119,170
514,077	3.00%, 07/20/2046	461,877
475,192	3.00%, 08/20/2046	426,941
1,568,993	3.00%, 09/20/2046	1,411,756
1,295,478	3.50%, 10/20/2046	1,194,711
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,925,913	3.00%, 12/20/2046	$ 1,731,292
699,863	3.50%, 12/20/2046	644,245
2,615,032	3.00%, 01/20/2047	2,349,218
841,178	4.50%, 02/20/2047	826,329
3,357,578	3.50%, 04/20/2047	3,094,743
378,446	4.00%, 06/20/2047	359,283
428,383	3.50%, 07/20/2047	394,495
458,069	3.50%, 08/20/2047	421,127
443,693	4.00%, 09/20/2047	415,949
331,227	4.50%, 11/15/2047	321,263
1,642,361	3.00%, 02/20/2048	1,465,239
265,710	4.00%, 02/20/2048	252,062
487,505	4.00%, 03/20/2048	462,465
408,406	4.50%, 03/20/2048	400,699
97,803	5.00%, 11/20/2048	98,238
1,866,412	4.00%, 12/20/2048	1,769,529
936,264	4.50%, 12/20/2048	916,015
343,156	4.00%, 02/20/2049	325,172
193,011	4.50%, 03/20/2049	188,460
676,961	3.50%, 04/20/2049	619,626
244,574	3.50%, 05/20/2049	224,409
1,395,976	4.00%, 05/20/2049	1,311,041
109,957	2.50%, 08/20/2049	94,729
409,979	3.50%, 09/20/2049	375,418
487,031	2.50%, 10/20/2049	418,039
1,234,365	3.00%, 10/20/2049	1,102,609
1,468,943	3.00%, 11/20/2049	1,308,485
103,964	5.00%, 11/20/2049	104,501
448,582	3.00%, 12/20/2049	399,133
1,016,849	3.00%, 01/20/2050	894,470
331,561	2.50%, 02/20/2050	284,504
776,538	3.00%, 02/20/2050	690,454
2,751,271	2.50%, 03/20/2050	2,362,106
1,250,946	3.50%, 04/20/2050	1,143,987
208,567	5.00%, 04/20/2050	209,644
1,423,104	2.50%, 06/20/2050	1,216,992
824,773	4.00%, 06/20/2050	780,537
595,543	3.00%, 07/20/2050	529,520
2,248,351	2.00%, 08/20/2050	1,845,267
4,845,414	2.50%, 08/20/2050	4,143,628
1,413,647	3.00%, 08/20/2050	1,258,735
1,590,941	3.50%, 08/20/2050	1,449,725
140,231	4.00%, 08/20/2050	131,870
332,299	2.50%, 09/20/2050	284,169
465,172	3.50%, 09/20/2050	424,996
3,200,179	2.00%, 10/20/2050	2,630,723
1,066,879	2.50%, 10/20/2050	912,352
2,179,227	3.00%, 10/20/2050	1,936,564
1,603,466	2.50%, 11/20/2050	1,379,209
888,730	3.50%, 11/20/2050	810,280
5,054,345	2.00%, 12/20/2050	4,147,061
2,830,702	2.50%, 12/20/2050	2,420,693
1,460,391	2.00%, 01/20/2051	1,189,782
869,952	2.50%, 01/20/2051	744,013
832,610	3.00%, 01/20/2051	743,392
578,296	4.00%, 01/20/2051	547,321
1,347,950	2.00%, 02/20/2051	1,105,974
98,620	2.50%, 02/20/2051	84,343

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,164,821	2.00%, 03/20/2051	$ 2,596,690
2,613,316	2.50%, 03/20/2051	2,234,997
737,696	1.50%, 04/20/2051	579,747
1,572,456	2.00%, 04/20/2051	1,290,174
1,169,514	2.00%, 05/20/2051	959,563
815,516	2.50%, 05/20/2051	697,452
872,798	3.00%, 05/20/2051	775,005
1,711,302	2.50%, 06/20/2051	1,463,546
527,045	3.00%, 06/20/2051	468,457
343,560	3.50%, 06/20/2051	313,739
727,202	2.50%, 07/20/2051	621,918
581,178	3.00%, 07/20/2051	516,572
968,406	2.00%, 08/20/2051	794,545
586,666	2.50%, 08/20/2051	501,727
1,560,484	3.00%, 08/20/2051	1,387,009
4,078,040	2.00%, 09/20/2051	3,345,880
4,933,874	2.50%, 09/20/2051	4,219,518
981,893	2.00%, 10/20/2051	805,605
2,100,954	2.50%, 10/20/2051	1,796,763
969,822	3.00%, 10/20/2051	862,008
71,956	5.00%, 10/20/2051	71,711
2,039,211	2.00%, 11/20/2051	1,673,084
936,466	2.50%, 11/20/2051	800,876
1,405,451	3.00%, 11/20/2051	1,249,207
1,216,171	3.50%, 11/20/2051	1,106,432
4,674,687	2.00%, 12/20/2051	3,835,359
9,925,098	2.50%, 12/20/2051	8,488,026
7,966,918	2.00%, 01/20/2052	6,534,753
570,284	2.50%, 01/20/2052	487,595
1,509,160	3.00%, 01/20/2052	1,341,006
1,787,334	2.00%, 02/20/2052	1,466,032
800,498	2.50%, 02/20/2052	684,428
1,264,838	3.00%, 02/20/2052	1,123,906
3,351,023	2.00%, 03/20/2052	2,748,619
272,220	3.00%, 03/20/2052	241,888
949,146	3.50%, 03/20/2052	860,558
3,567,085	2.50%, 04/20/2052	3,049,856
2,456,421	3.00%, 04/20/2052	2,182,708
760,393	3.50%, 04/20/2052	688,483
1,654,242	4.00%, 04/20/2052	1,553,722
1,563,916	3.00%, 05/20/2052	1,389,652
1,278,368	3.50%, 05/20/2052	1,166,533
2,372,141	3.50%, 06/20/2052	2,160,929
2,072,182	4.00%, 06/20/2052	1,945,957
1,986,994	4.50%, 06/20/2052	1,926,650
1,445,733	3.50%, 07/20/2052	1,319,283
800,238	5.50%, 07/20/2052	811,003
3,649,216	4.50%, 08/20/2052	3,535,038
2,346,328	5.00%, 08/20/2052	2,335,437
370,049	3.50%, 09/20/2052	334,594
1,594,287	4.00%, 09/20/2052	1,498,739
1,366,750	4.50%, 09/20/2052	1,324,390
276,968	5.50%, 09/20/2052	281,088
1,744,848	4.00%, 10/20/2052	1,645,092
4,412,319	4.50%, 10/20/2052	4,284,205
1,139,167	5.00%, 10/20/2052	1,131,252
1,340,306	3.50%, 11/20/2052	1,214,377
702,811	4.00%, 11/20/2052	660,484
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,473,419	4.50%, 11/20/2052	$ 1,426,448
425,871	5.00%, 11/20/2052	422,411
631,988	5.50%, 11/20/2052	640,769
263,990	4.50%, 12/20/2052	255,522
1,304,732	5.00%, 12/20/2052	1,294,207
905,867	5.50%, 12/20/2052	918,318
278,710	6.00%, 12/20/2052	286,890
998,321	4.00%, 01/20/2053	937,154
1,035,895	5.00%, 01/20/2053	1,027,461
1,299,499	6.00%, 01/20/2053	1,337,440
344,194	6.50%, 01/20/2053	358,719
932,596	4.00%, 02/20/2053	875,938
451,727	4.50%, 02/20/2053	437,567
190,798	5.50%, 02/20/2053	192,899
729,812	5.00%, 04/20/2053	723,224
2,856,939	5.50%, 04/20/2053	2,894,124
150,282	6.00%, 04/20/2053	154,601
238,478	6.50%, 04/20/2053	247,894
1,758,771	4.50%, 05/20/2053	1,701,904
2,490,191	5.00%, 05/20/2053	2,466,731
127,910	6.50%, 05/20/2053	133,101
279,409	3.00%, 06/20/2053	249,343
282,049	4.50%, 06/20/2053	272,346
192,030	5.00%, 06/20/2053	190,164
719,221	5.50%, 06/20/2053	728,371
345,032	6.50%, 06/20/2053	359,365
1,889,250	5.00%, 07/20/2053	1,871,936
1,743,264	5.50%, 07/20/2053	1,763,993
731,693	6.00%, 07/20/2053	752,986
357,513	6.50%, 07/20/2053	371,423
333,228	4.50%, 08/20/2053	321,633
312,972	5.00%, 08/20/2053	309,839
1,130,443	6.00%, 08/20/2053	1,163,966
2,532,642	5.50%, 09/20/2053	2,558,472
1,532,822	6.00%, 09/20/2053	1,575,945
123,398	6.50%, 09/20/2053	128,454
1,113,223	6.00%, 10/20/2053	1,144,373
141,428	6.50%, 10/20/2053	147,222
250,831	7.00%, 10/20/2053	260,634
70,535	7.50%, 10/20/2053	73,367
334,047	5.00%, 11/20/2053	330,505
252,580	6.50%, 11/20/2053	262,414
373,579	6.50%, 12/20/2053	388,143
276,007	7.00%, 12/20/2053	286,503
868,968	3.00%, 01/20/2054	775,641
1,397,156	5.50%, 01/20/2054	1,411,832
354,257	6.50%, 01/20/2054	367,944
1,920,651	4.50%, 04/20/2054	1,847,143
843,999	5.00%, 04/20/2054	834,606
91,060	6.50%, 04/20/2054	94,365
743,747	5.50%, 05/20/2054	749,506
389,759	6.50%, 06/20/2054	406,285
4,052,861	5.00%, 07/20/2054	4,002,743
1,030,432	6.00%, 07/20/2054	1,057,655
569,006	6.50%, 07/20/2054	589,657
2,860,818	5.00%, 08/20/2054	2,825,146
502,297	6.00%, 08/20/2054	515,135
839,093	5.00%, 09/20/2054	828,188

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,021,074	5.50%, 09/20/2054	$ 4,052,321
2,636,142	6.00%, 09/20/2054	2,700,246
209,351	6.50%, 09/20/2054	216,949
666,410	7.00%, 09/20/2054	690,810
1,026,417	4.00%, 10/20/2054	957,437
930,908	4.50%, 10/20/2054	897,303
2,744,330	5.00%, 10/20/2054	2,709,546
4,813,995	5.50%, 10/20/2054	4,847,097
1,298,505	6.00%, 10/20/2054	1,330,330
959,537	4.50%, 11/20/2054	924,424
2,783,682	5.00%, 11/20/2054	2,748,056
3,363,202	5.50%, 11/20/2054	3,389,366
868,381	6.50%, 11/20/2054	899,897
1,957,481	4.50%, 12/20/2054	1,882,800
9,577,116	5.00%, 12/20/2054	9,463,407
6,694,649	5.50%, 12/20/2054	6,738,090
3,692,717	6.00%, 12/20/2054	3,788,160
1,528,031	4.50%, 01/20/2055	1,468,541
920,653	5.00%, 01/20/2055	908,364
1,372,467	5.50%, 01/20/2055	1,381,661
254,198	6.00%, 01/20/2055	260,336
1,420,255	5.50%, 02/20/2055	1,428,458
767,665	6.00%, 03/20/2055	785,673
3,590,690	5.00%, 04/20/2055	3,542,759
1,728,506	5.50%, 06/20/2055	1,738,490
267,035	6.50%, 06/20/2055	276,726
2,552,546	5.00%, 07/20/2055	2,518,978
827,357	5.50%, 07/20/2055	832,136
641,471	6.00%, 07/20/2055	655,325
611,332	6.50%, 08/20/2055	633,519
309,766	6.00%, 09/20/2055	316,456
545,983	6.00%, 10/20/2055	557,775
85,499	7.00%, 10/20/2055	88,510
401,808	5.50%, 12/20/2055	404,129
171,803	6.50%, 12/20/2055	178,039
		1,208,765,234
TOTAL MORTGAGE-BACKED SECURITIES — 24.09% (Cost $1,319,365,457)		$1,248,136,529
MUNICIPAL BONDS AND NOTES
490,000	City of Houston Texas Combined Utility System Revenue Series B, RB 3.83%, 05/15/2028	487,469
2,000,000	Port of Morrow Oregon, RB 2.99%, 09/01/2036	1,740,377
725,621	State of Illinois, GO 5.10%, 06/01/2033	733,051
990,000	University of North Carolina at Chapel Hill, RB 3.85%, 12/01/2034	950,837
TOTAL MUNICIPAL BONDS AND NOTES — 0.07% (Cost $4,220,759)		$3,911,734
Principal Amount		Fair Value
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
$ 121	3.01%, 06/26/2026(e)	$ 121
4,000,000	1.00%, 10/07/2026	3,968,796
1,000,000	1.25%, 12/21/2026	987,130
5,000,000	3.25%, 11/16/2028(a)	4,899,657
4,000,000	Federal National Mortgage Association 0.88%, 08/05/2030	3,504,091
	Tennessee Valley Authority
1,000,000	1.50%, 09/15/2031(a)	872,794
1,200,000	4.88%, 05/15/2035	1,225,996
1,000,000	4.25%, 09/15/2052	842,971
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.31% (Cost $16,668,944)		$16,301,556
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
7,990,000	0.50%, 04/30/2027	7,759,039
17,000,000	2.38%, 05/15/2027	16,753,102
18,000,000	3.88%, 05/31/2027	17,962,875
49,630,000	0.50%, 06/30/2027	47,896,439
35,000,000	3.25%, 06/30/2027	34,706,327
10,000,000	2.25%, 08/15/2027	9,792,969
3,040,000	0.38%, 09/30/2027	2,901,894
15,000,000	0.50%, 10/31/2027	14,295,704
13,000,000	0.63%, 12/31/2027	12,337,813
15,000,000	4.25%, 01/15/2028	15,016,406
8,000,000	2.75%, 02/15/2028	7,823,125
26,000,000	1.13%, 02/29/2028	24,739,609
10,260,000	1.25%, 04/30/2028	9,737,381
2,360,000	3.75%, 04/30/2028	2,342,945
18,800,000	2.88%, 05/15/2028	18,365,984
24,380,000	1.25%, 05/31/2028	23,084,811
9,080,000	4.00%, 05/31/2028	9,053,398
18,030,000	1.25%, 06/30/2028	17,032,716
17,900,000	4.00%, 06/30/2028	17,844,762
36,500,000	1.00%, 07/31/2028	34,218,750
30,500,000	4.13%, 07/31/2028	30,478,554
6,500,000	3.63%, 08/15/2028	6,428,906
30,474,000	1.13%, 08/31/2028	28,571,755
31,000,000	4.63%, 09/30/2028	31,300,312
32,000,000	4.88%, 10/31/2028	32,492,500
22,000,000	3.13%, 11/15/2028	21,486,094
33,000,000	1.38%, 12/31/2028	30,833,086
28,500,000	4.00%, 01/31/2029	28,377,538
29,700,000	2.63%, 02/15/2029	28,570,008
37,000,000	2.38%, 03/31/2029	35,294,532
41,000,000	4.13%, 03/31/2029	40,951,952
29,500,000	2.38%, 05/15/2029	28,088,380
29,000,000	2.75%, 05/31/2029	27,886,445
58,460,000	4.13%, 06/15/2029	58,405,195
18,500,000	3.25%, 06/30/2029	18,025,215
15,000,000	4.25%, 06/30/2029	15,033,985
24,600,000	4.00%, 07/31/2029	24,482,765
72,080,000	1.63%, 08/15/2029	66,795,074

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$28,500,000	3.13%, 08/31/2029	$ 27,620,507
7,100,000	3.63%, 08/31/2029	6,986,289
12,000,000	4.00%, 10/31/2029	11,933,907
49,000,000	3.88%, 12/31/2029	48,517,654
4,000,000	4.38%, 12/31/2029	4,025,781
41,700,000	4.00%, 02/28/2030	41,447,521
34,500,000	3.88%, 04/30/2030	34,126,700
49,850,000	0.63%, 05/15/2030	43,554,490
11,500,000	3.75%, 06/30/2030	11,313,125
7,200,000	3.88%, 06/30/2030	7,116,750
48,678,000	0.63%, 08/15/2030	42,155,909
3,400,000	3.63%, 09/30/2030	3,325,094
66,020,000	0.88%, 11/15/2030	57,329,086
10,000,000	3.50%, 11/30/2030	9,719,531
20,000,000	3.75%, 12/31/2030	19,627,344
20,000,000	4.00%, 01/31/2031	19,826,562
80,770,000	3.50%, 02/28/2031	78,400,535
14,770,000	4.63%, 05/31/2031	15,034,822
13,000,000	4.25%, 06/30/2031	13,018,789
15,700,000	4.13%, 07/31/2031	15,634,992
19,300,000	1.25%, 08/15/2031	16,680,176
15,350,000	3.75%, 08/31/2031	15,014,219
7,200,000	3.63%, 09/30/2031	6,998,625
6,060,000	1.38%, 11/15/2031	5,233,378
7,000,000	4.50%, 12/31/2031	7,089,141
23,200,000	4.38%, 01/31/2032	23,349,530
8,500,000	1.88%, 02/15/2032	7,498,262
29,300,000	4.00%, 04/30/2032	28,914,293
15,800,000	2.88%, 05/15/2032	14,668,696
52,340,000	4.00%, 07/31/2032	51,583,523
10,240,000	2.75%, 08/15/2032	9,404,400
20,150,000	3.88%, 09/30/2032	19,703,709
1,290,000	3.88%, 12/31/2032	1,259,665
28,450,000	3.50%, 02/15/2033	27,144,189
60,560,000	3.38%, 05/15/2033	57,198,446
11,900,000	3.88%, 08/15/2033	11,571,821
17,200,000	4.50%, 11/15/2033	17,372,672
7,000,000	4.00%, 02/15/2034	6,838,672
17,070,000	4.38%, 05/15/2034	17,075,334
8,800,000	3.88%, 08/15/2034	8,499,906
12,620,000	4.25%, 11/15/2034	12,496,757
13,100,000	4.63%, 02/15/2035	13,307,758
19,490,000	4.25%, 05/15/2035	19,260,079
14,050,000	4.25%, 08/15/2035	13,871,082
9,660,000	4.00%, 11/15/2035	9,344,541
31,290,000	4.38%, 05/15/2036	31,123,772
27,850,000	1.13%, 05/15/2040	17,620,564
15,300,000	1.13%, 08/15/2040	9,582,820
7,500,000	1.38%, 11/15/2040	4,848,340
21,500,000	1.88%, 02/15/2041	14,917,305
35,901,000	1.75%, 08/15/2041	24,062,085
4,000,000	2.00%, 11/15/2041	2,770,156
14,500,000	2.38%, 02/15/2042	10,574,805
19,000,000	3.25%, 05/15/2042	15,643,828
22,500,000	3.38%, 08/15/2042	18,774,317
22,500,000	3.13%, 02/15/2043	17,988,574
11,400,000	3.88%, 05/15/2043	10,076,086
7,900,000	4.75%, 11/15/2043	7,770,391
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 7,400,000	4.63%, 05/15/2044	$ 7,148,805
23,100,000	4.13%, 08/15/2044	20,891,063
27,400,000	3.00%, 11/15/2044	20,957,789
1,900,000	4.63%, 11/15/2044	1,831,051
10,000,000	2.50%, 02/15/2045	7,013,281
13,750,000	4.75%, 02/15/2045	13,449,756
21,850,000	4.88%, 08/15/2045	21,683,564
7,810,000	4.63%, 11/15/2045	7,501,261
18,190,000	2.50%, 02/15/2046	12,541,863
10,000	4.63%, 02/15/2046	9,598
11,520,000	5.00%, 05/15/2046	11,606,400
4,500,000	3.00%, 02/15/2047	3,348,633
2,100,000	2.75%, 11/15/2047	1,480,336
10,700,000	1.38%, 08/15/2050	5,248,852
10,000,000	1.63%, 11/15/2050	5,226,953
12,500,000	1.88%, 02/15/2051	6,947,754
28,976,000	2.00%, 08/15/2051	16,495,946
15,290,000	1.88%, 11/15/2051	8,403,527
12,000,000	2.25%, 02/15/2052	7,224,844
16,500,000	2.88%, 05/15/2052	11,414,004
31,400,000	3.00%, 08/15/2052	22,263,336
21,500,000	3.63%, 02/15/2053	17,193,281
22,000,000	3.63%, 05/15/2053	17,581,953
16,500,000	4.13%, 08/15/2053	14,413,008
4,100,000	4.25%, 02/15/2054	3,658,289
3,800,000	4.63%, 05/15/2054	3,608,961
18,000,000	4.25%, 08/15/2054	16,070,625
12,700,000	4.50%, 11/15/2054	11,822,410
10,000	4.63%, 02/15/2055	9,503
11,000	4.75%, 08/15/2055	10,673
91,300,000	4.63%, 11/15/2055	86,863,393
13,030,000	5.00%, 05/15/2056	13,168,443
TOTAL U.S. TREASURY BONDS AND NOTES — 46.56% (Cost $2,524,480,645)		$2,412,104,805
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
21,727,422	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 3.60%(g)	21,727,422
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.42% (Cost $21,727,422)		$21,727,422
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 2.38%
16,000,000	Barclays Bank PLC(b) 3.72%, 07/06/2026	15,991,843

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Commercial Paper — (continued)
$44,000,000	Fairway Finance Co LLC(b) 3.68%, 07/01/2026	$ 44,000,000
13,575,000	GlaxoSmithKline LLC(b) 3.66%, 07/01/2026	13,575,000
10,000,000	Manhattan Asset Funding Co LLC(b) 3.64%, 07/06/2026	9,994,943
9,700,000	MUFG Bank 3.76%, 07/07/2026	9,694,013
30,000,000	Victory Receivables Corp(b) 3.70%, 07/01/2026	30,000,000
TOTAL SHORT TERM INVESTMENTS — 2.38% (Cost $123,255,799)		$123,255,799
TOTAL INVESTMENTS — 99.91% (Cost $5,415,203,393)		$5,176,605,233
OTHER ASSETS & LIABILITIES, NET — 0.09%		$4,404,703
TOTAL NET ASSETS — 100.00%		$5,181,009,936
(a)	All or a portion of the security is on loan as of June 30, 2026.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $131,982,507, representing 2.55% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of June 30, 2026.
(d)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2026.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of June 30, 2026.
GO	General Obligation Bonds
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.04%
345,000	Louisiana Local Government Environmental Facilities & Community Development Authority, RB 4.28%, 02/01/2036	$ 334,783
Non-Agency — 8.38%
495,000	Affirm Asset Securitization Trust(b) Series 2024-B Class A 4.62%, 09/15/2029	495,468
	AGL Ltd(b)(c)
	Series 2024-34A Class A1
1,625,000	5.00%, 01/22/2038 3-mo. SOFR + 1.34%	1,628,203
	Series 2025-44A Class A
1,500,000	4.81%, 10/22/2037 3-mo. SOFR + 1.15%	1,499,250
	Aligned Data Centers Issuer LLC(b)
	Series 2023-1A Class A2
255,000	6.00%, 08/17/2048	255,267
	Series 2026-1A Class A2I
500,000	5.91%, 06/15/2056	501,113
205,000	American Credit Acceptance Receivables Trust(b) Series 2026-2 Class B 4.50%, 10/08/2030	204,237
925,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	927,393
195,000	AMSR Trust(b) Series 2024-SFR2 Class A 4.15%, 11/17/2041	190,346
100,000	Amur Equipment Finance Receivables XIII LLC(b) Series 2024-1A Class B 5.37%, 01/21/2031	100,986
290,000	Amur Equipment Finance Receivables XV LLC(b) Series 2025-1A Class B 5.18%, 11/20/2031	292,296
250,000	Ares European XXI Designated Activity Co(b)(c) Series 21A Class B EUR, 3.90%, 04/15/2038 3-mo. EURIBOR + 1.70%	285,478
500,000	Arini European VII Designated Activity Co(b)(c) Series 7A Class B EUR, 3.90%, 01/15/2039 3-mo. EURIBOR + 1.80%	572,535
156,114	Auxilior Term Funding LLC(b) Series 2024-1A Class A3 5.49%, 07/15/2031	157,474
245,000	Avis Budget Rental Car Funding AESOP LLC(b) Series 2024-3A Class A 5.23%, 12/20/2030	247,989
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,275,000	Bain Capital Credit Ltd(b)(c) Series 2019-1A Class BR3 5.08%, 04/19/2034 3-mo. SOFR + 1.40%	$ 1,275,354
725,000	Barclays Dryrock Issuance Trust Series 2025-1 Class A 3.97%, 07/15/2031	717,519
1,150,000	Benefit Street Partners XXIV Ltd(b)(c) Series 2021-24AR Class ARR 4.91%, 07/20/2039 3-mo. SOFR + 1.23%	1,149,994
275,000	Benefit Street Partners XXXI Ltd(b)(c) Series 2023-31A Class BR 5.42%, 04/25/2038 3-mo. SOFR + 1.75%	275,736
410,000	BlueMountain XXIV Ltd(b)(c) Series 2019-24A Class AR 5.04%, 04/20/2034 3-mo. SOFR + 1.36%	410,151
375,000	Bridgecrest Lending Auto Securitization Trust Series 2025-4 Class B 4.30%, 08/15/2031	372,818
1,125,000	Carlyle Global Market Strategies Ltd(b)(c) Series 2021-8A Class A1R 4.94%, 10/15/2038 3-mo. SOFR + 1.27%	1,128,637
60,629	Cascade MH Asset Trust(b) Series 2021-MH1 Class A1 1.75%, 02/25/2046	55,252
1,400,000	CBAMR Ltd(b)(c) Series 2017-4A Class A1R 5.09%, 03/31/2038 3-mo. SOFR + 1.42%	1,405,445
520,000	CCG Receivables Trust(b) Series 2025-2 Class B 4.58%, 08/15/2034	517,240
435,000	Cedar Funding IX Ltd(b)(c) Series 2018-9A Class AR 5.10%, 07/20/2037 3-mo. SOFR + 1.42%	435,805
	CF Hippolyta Issuer LLC(b)
	Series 2020-1 Class A1
105,782	1.69%, 07/15/2060	87,393
	Series 2020-1 Class A2
84,548	1.99%, 07/15/2060	69,196
	Series 2021-1A Class A1
91,754	1.53%, 03/15/2061	72,248
	Series 2022-1A Class A1
95,130	5.97%, 08/15/2062	94,774
625,000	Citibank Credit Card Issuance Trust Series 2025-A2 Class A 4.49%, 06/21/2032	625,628
66,750	Commercial Equipment Finance LLC(b) Series 2024-1A Class A 5.97%, 07/16/2029	66,992

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
166,149	COOPR Residential Mortgage Trust(b)(d) Series 2026-CES1 Class A1A 4.87%, 02/25/2061	$ 164,092
	Credit Acceptance Auto Loan Trust(b)
	Series 2024-2A Class B
425,000	6.11%, 08/15/2034	431,034
	Series 2026-1A Class A
180,000	4.65%, 04/15/2036	179,044
600,000	CVC Cordatus Loan Fund III Designated Activity Co(b)(c) Series 3A Class B1R3 EUR, 3.85%, 05/26/2038 3-mo. EURIBOR + 1.65%	685,650
509,015	DB Master Finance LLC(b) Series 2021-1A Class A23 2.79%, 11/20/2051	451,623
	Domino's Pizza Master Issuer LLC(b)
	Series 2019-1A Class A2
100,800	3.67%, 10/25/2049	96,709
	Series 2021-1A Class A2I
515,425	2.66%, 04/25/2051	489,652
	Exeter Automobile Receivables Trust
	Series 2025-1A Class A3
27,149	4.67%, 08/15/2028	27,157
	Series 2025-3A Class A3
524,386	4.78%, 07/16/2029	525,224
	Series 2025-4A Class B
170,000	4.40%, 05/15/2030	169,765
500,000	Fidelity Grand Harbour Designated Activity Co(b)(c) Series 2023-1A Class B1R EUR, 4.03%, 02/15/2038 3-mo. EURIBOR + 1.75%	571,977
135,449	FIGRE Trust(b)(e) Series 2026-HE1 Class A 4.98%, 01/25/2056	133,516
	FirstKey Homes Trust(b)
	Series 2021-SFR1 Class A
866,272	1.54%, 08/17/2038	862,462
	Series 2022-SFR1 Class A
138,140	4.15%, 05/19/2039	137,127
	Series 2022-SFR2 Class A
484,368	4.25%, 07/17/2039	481,140
625,000	Ford Credit Auto Owner Trust(b)(d) Series 2024-1 Class A 4.87%, 08/15/2036	631,187
380,000	GLS Auto Receivables Issuer Trust(b) Series 2025-1A Class B 4.98%, 07/16/2029	381,208
130,000	GM Financial Revolving Receivables Trust(b) Series 2024-1 Class B 5.23%, 12/11/2036	131,481
Principal Amount(a)		Fair Value
Non-Agency — (continued)
900,000	GoldenTree Loan Management US Ltd(b)(c) Series 2026-29A Class A 4.87%, 04/20/2038 3-mo. SOFR + 1.23%	$ 900,290
80,000	GreatAmerica Leasing Receivables Funding LLC(b) Series 2024-1 Class B 5.18%, 12/16/2030	80,642
410,000	GreenSky Home Improvement Issuer Trust(b) Series 2025-3A Class B 4.66%, 12/27/2060	406,608
500,000	Harvest Designated Activity Co(b)(c) Series 37A Class B EUR, 3.96%, 01/15/2039 3-mo. EURIBOR + 1.85%	572,702
	Henley XVII Designated Activity Co(b)(c)
	Series 17A Class A
2,100,000	EUR, 3.45%, 07/15/2038 3-mo. EURIBOR + 1.28%	2,400,166
	Series 17A Class B
700,000	EUR, 4.02%, 07/25/2039 3-mo. EURIBOR + 1.85%	801,008
190,000	Hertz Vehicle Financing III LLC(b) Series 2025-2A Class A 5.13%, 09/25/2031	190,129
391,534	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	393,942
87,447	JPMorgan Mortgage Trust(b)(c) Series 2023-HE3 Class A1 5.21%, 05/20/2054 1-mo. SOFR + 1.60%	87,642
2,425,000	Madison Park Funding LXV Ltd(b)(c) Series 2025-65A Class A1 4.98%, 07/16/2038 3-mo. SOFR + 1.30%	2,427,098
1,600,000	Magnetite XLVII Ltd(b)(c) Series 2024-47A Class A 5.00%, 01/25/2038 3-mo. SOFR + 1.33%	1,601,754
	Navient Private Education Refi Loan Trust(b)
	Series 2021-EA Class A
97,785	0.97%, 12/16/2069	87,150
	Series 2021-FA Class A
134,886	1.11%, 02/18/2070	119,021
	Series 2023-A Class A
166,349	5.51%, 10/15/2071	168,603
1,925,000	Neuberger Berman XVII Ltd(b)(c) Series 2014-17A Class A1R4 4.86%, 07/22/2040 3-mo. SOFR + 1.22%	1,924,990

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
43,864	Nissan Auto Receivables Owner Trust Series 2023-B Class A3 5.93%, 03/15/2028	$ 44,047
	OHA Credit Funding Ltd(b)(c)
	Series 2021-10RA Class A1
1,450,000	4.94%, 07/18/2037 3-mo. SOFR + 1.26%	1,450,877
	Series 2023-15RA Class A
2,350,000	4.97%, 07/20/2038 3-mo. SOFR + 1.29%	2,356,131
	Series 2024-18AR Class A1R
1,160,000	4.88%, 07/20/2039 3-mo. SOFR + 1.20%	1,159,994
2,250,000	OHA Loan Funding Ltd(b)(c) Series 2013-1A Class A1R4 4.86%, 07/23/2039 3-mo. SOFR + 1.19%	2,251,674
147,041	Onslow Bay Financial LLC(b)(d) Series 2026-CES1 Class A1A 5.19%, 04/25/2056	146,241
	Palmer Square Loan Funding Ltd(b)(c)
	Series 2024-1A Class A2R
810,000	4.82%, 10/15/2032 3-mo. SOFR + 1.15%	808,175
	Series 2026-1A Class A2
735,000	5.09%, 07/15/2034 3-mo. SOFR + 1.40%	736,352
600,000	Penta Designated Activity Co(b)(c) Series 2021-2A Class BR EUR, 3.85%, 04/15/2038 3-mo. EURIBOR + 1.65%	682,837
1,800,000	Pikes Peak(b)(c) Series 2025-19A Class A1 5.02%, 07/20/2038 3-mo. SOFR + 1.34%	1,804,081
108,269	Prestige Auto Receivables Trust(b) Series 2024-2A Class B 4.56%, 02/15/2029	108,297
	Progress Residential Trust(b)
	Series 2022-SFR3 Class A
132,833	3.20%, 04/17/2039	131,032
	Series 2022-SFR4 Class A
371,960	4.44%, 05/17/2041	366,047
	Series 2022-SFR5 Class A
99,536	4.45%, 06/17/2039	98,980
	Series 2022-SFR7 Class A
165,614	4.75%, 10/27/2039	165,039
	Series 2023-SFR1 Class A
209,924	4.30%, 03/17/2040	207,277
	Series 2024-SFR2 Class A
217,292	3.30%, 04/17/2041	207,866
	Series 2025-SFR1 Class A
373,102	3.40%, 02/17/2042	353,950
	Series 2026-SFR1 Class B
260,000	4.00%, 02/17/2043	245,317
Principal Amount(a)		Fair Value
Non-Agency — (continued)
595,000	RAD Ltd(b)(c) Series 2021-12A Class A1AR 4.98%, 07/30/2040 3-mo. SOFR + 1.32%	$ 595,989
	Retained Vantage Data Centers Issuer LLC(b)
	Series 2023-1A Class A2A
455,000	5.00%, 09/15/2048	450,412
	Series 2024-1A Class A2
255,000	4.99%, 09/15/2049	249,897
	RR Ltd(b)(c)
	Series 2022-23A Class A2R2
540,000	5.32%, 07/15/2037 3-mo. SOFR + 1.65%	540,530
	Series 2023-26A Class A2R
250,000	5.17%, 04/15/2038 3-mo. SOFR + 1.50%	250,053
75,000	Sabey Data Center Issuer LLC(b) Series 2024-1 Class A2 6.00%, 04/20/2049	75,198
280,222	Santander Drive Auto Receivables Trust Series 2025-1 Class A3 4.74%, 01/16/2029	280,567
113,323	SCF Equipment Leasing LLC(b) Series 2024-1A Class A3 5.52%, 01/20/2032	114,503
1,300,000	Sculptor XXXIV Ltd(b)(c) Series 34A Class A1 5.05%, 01/20/2038 3-mo. SOFR + 1.37%	1,300,703
	Securitized Term Auto Receivables Trust(b)
	Series 2025-A Class B
46,879	5.04%, 07/25/2031	47,131
	Series 2025-B Class B
186,173	4.93%, 12/29/2032	187,021
535,000	Sound Point Euro Funding Designated Activity Co(b)(c) Series 14A Class B EUR, 3.84%, 04/20/2039 3-mo. EURIBOR + 1.60%	609,458
	Stack Infrastructure Issuer LLC(b)
	Series 2023-2A Class A2
260,000	5.90%, 07/25/2048	260,110
	Series 2024-1A Class A2
150,000	5.90%, 03/25/2049	150,678
168,455	Stream Innovations Issuer Trust(b) Series 2025-1A Class A 5.05%, 09/15/2045	167,722
84,822	Sunnova Hestia I Issuer LLC(b) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	82,497

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,350,000	Symphony Ltd(b)(c) Series 2025-52A Class AR 4.82%, 01/20/2036 3-mo. SOFR + 1.15%	$ 1,349,557
1,000,000	Symphony XXV Ltd(b)(c) Series 2021-25A Class AR 4.73%, 04/19/2034 3-mo. SOFR + 1.05%	1,000,581
437,213	Taco Bell Funding LLC(b) Series 2021-1A Class A23 2.54%, 08/25/2051	381,942
310,000	Texas Debt Capital Ltd(b)(c) Series 2023-1A Class BR 5.33%, 07/20/2038 3-mo. SOFR + 1.65%	310,441
	Tricon Residential Trust(b)
	Series 2024-SFR1 Class A
119,831	4.65%, 04/17/2041	118,384
	Series 2024-SFR4 Class A
288,970	4.30%, 11/17/2041	282,184
	Series 2025-SFR1 Class A
284,890	4.73%, 03/17/2042(c) 1-mo. SOFR + 1.10%	284,889
	Series 2026-SFR1 Class A
493,796	4.73%, 02/17/2043(c) 1-mo. SOFR + 1.10%	493,166
1,185,000	Tricon Trust(b)(c) Series 2026-SFR2 Class A 4.90%, 06/17/2043 1-mo. SOFR + 1.30%	1,184,816
1,825,000	Trimaran CAVU Ltd(b)(c) Series 2026-1A Class A 5.02%, 07/22/2039 3-mo. SOFR + 1.28%	1,828,867
	Vantage Data Centers LLC(b)
	Series 2024-1A Class A2
540,000	5.10%, 09/15/2054	532,280
	Series 2025-1A Class A2
1,205,000	5.13%, 08/15/2055	1,182,821
300,000	VB-S1 Issuer LLC(b) Series 2024-1A Class C2 5.59%, 05/15/2054	301,699
73,608	VFI ABS LLC(b) Series 2025-1A Class A 4.78%, 06/24/2030	73,669
1,500,000	Warwick Capital Ltd(b)(c) Series 2023-1A Class AR 4.96%, 10/20/2038 3-mo. SOFR + 1.28%	1,502,583
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
178,360	3.88%, 03/15/2048	174,241
	Series 2019-1A Class A2II
144,354	4.08%, 06/15/2049	138,563
408,775	Wingstop Funding LLC(b) Series 2020-1A Class A2 2.84%, 12/05/2050	397,000
1,500,000	Wise Ltd(b)(c) Series 2023-2A Class A1R 4.77%, 04/15/2039 3-mo. SOFR + 1.10%	1,501,509
Principal Amount(a)		Fair Value
Non-Agency — (continued)
2,050,000	Wonder Lake Park Ltd(b)(c) Series 2025-1A Class A 4.96%, 07/24/2038 3-mo. SOFR + 1.29%	$ 2,052,255
125,000	Yamaha Motor Master Trust II(b) Series 2026-A Class A1 4.43%, 04/15/2031	124,951
365,000	Zayo Issuer LLC(b) Series 2025-1A Class A2 5.65%, 03/20/2055	366,193
		69,099,284
TOTAL ASSET-BACKED SECURITIES — 8.42% (Cost $69,332,621)		$69,434,067
CORPORATE BONDS AND NOTES
Basic Materials — 0.21%
180,000	BHP Billiton Finance USA Ltd 4.90%, 02/28/2033	180,162
	Glencore Funding LLC(b)
330,000	5.37%, 04/04/2029	335,158
30,000	6.38%, 10/06/2030	31,624
95,000	2.85%, 04/27/2031	86,539
425,000	2.63%, 09/23/2031	379,466
60,000	6.50%, 10/06/2033	64,629
75,000	5.63%, 04/04/2034	76,974
220,000	POSCO 5.75%, 01/17/2028	223,601
335,000	Southern Copper Corp 5.35%, 06/24/2036	333,158
		1,711,311
Communications — 2.79%
525,000	Airbnb Inc 5.25%, 03/16/2036	522,825
	Alphabet Inc
1,625,000	4.10%, 11/15/2030	1,601,071
30,000	5.75%, 02/15/2066	29,679
495,000	Amazon.com Inc 5.95%, 03/13/2066	492,157
939,000	AppLovin Corp 5.50%, 12/01/2034	947,489
690,000	AT&T Inc 4.35%, 03/01/2029	685,482
1,145,000	Beacon Point DC LLC(b) 6.13%, 11/30/2042	1,154,834
420,000	British Telecommunications PLC 9.63%, 12/15/2030	496,316
	Charter Communications Operating LLC / Charter Communications Operating Capital
325,000	3.75%, 02/15/2028	318,589
160,000	6.55%, 06/01/2034	163,337
170,000	6.38%, 10/23/2035	169,722
290,000	5.38%, 05/01/2047	234,724

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
760,000	5.75%, 04/01/2048	$ 639,717
295,000	5.13%, 07/01/2049	227,683
100,000	3.85%, 04/01/2061	58,726
85,000	4.40%, 12/01/2061	54,874
	Comcast Corp
418,000	5.30%, 06/01/2034	419,631
195,000	2.80%, 01/15/2051	108,684
463,000	2.89%, 11/01/2051	262,402
181,000	2.94%, 11/01/2056	98,028
	Cox Communications Inc(b)
65,000	5.45%, 09/01/2034	61,912
225,000	5.95%, 09/01/2054	194,055
	Expedia Group Inc(f)
142,000	3.25%, 02/15/2030	134,865
475,000	5.40%, 02/15/2035	470,146
125,000	Hut 8 DC LLC(b) 6.19%, 11/15/2042	126,610
	Meta Platforms Inc
575,000	3.50%, 08/15/2027	570,166
700,000	4.20%, 11/15/2030	689,019
45,000	5.63%, 11/15/2055	40,777
395,000	5.55%, 08/15/2064	345,181
705,000	5.75%, 11/15/2065	633,324
815,000	6.45%, 05/15/2066	804,912
	Netflix Inc
390,000	5.88%, 11/15/2028	402,339
805,000	5.38%, 11/15/2029(b)	826,220
255,000	NTT Finance Corp(b) 5.26%, 11/01/2033	254,214
400,000	Orange SA(b) 4.25%, 01/13/2031	389,819
1,705,000	QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC(b) 5.70%, 04/15/2036	1,621,103
565,000	RD Michigan Property Owner I LLC(b) 7.50%, 03/30/2045	563,395
915,000	Rogers Communications Inc 3.20%, 03/15/2027	906,528
	Space Exploration Technologies Corp(b)
800,000	5.35%, 07/15/2031	797,916
675,000	5.65%, 07/15/2033	670,979
775,000	5.88%, 07/15/2036	764,898
175,000	6.60%, 07/15/2046	170,204
200,000	Time Warner Cable LLC 4.50%, 09/15/2042	150,737
	T-Mobile USA Inc
444,000	3.75%, 04/15/2027	441,711
100,000	2.05%, 02/15/2028	96,088
300,000	2.88%, 02/15/2031	275,704
300,000	3.50%, 04/15/2031	283,098
550,000	5.20%, 01/15/2033	556,515
350,000	Uber Technologies Inc(b) 4.50%, 08/15/2029	347,443
	Verizon Communications Inc
440,000	4.33%, 09/21/2028(f)	438,658
Principal Amount(a)		Fair Value
Communications — (continued)
350,000	2.55%, 03/21/2031	$ 317,736
		23,032,242
Consumer, Cyclical — 1.24%
	AutoNation Inc
75,000	1.95%, 08/01/2028	70,735
500,000	4.75%, 06/01/2030	496,556
	Choice Hotels International Inc
516,000	3.70%, 01/15/2031(f)	486,842
193,000	5.85%, 08/01/2034	196,097
	Ford Motor Credit Co LLC
372,000	5.85%, 05/17/2027	374,812
2,610,000	5.42%, 04/09/2031	2,587,794
	General Motors Financial Co Inc
125,000	2.70%, 08/20/2027	122,439
925,000	5.95%, 04/04/2034	957,297
100,000	Home Depot Inc 3.25%, 04/15/2032	93,055
630,000	Hyatt Hotels Corp 5.50%, 06/30/2034	637,385
360,000	Hyundai Capital America(b) 6.20%, 09/21/2030	375,731
	Las Vegas Sands Corp
200,000	5.63%, 06/15/2028	202,386
70,000	6.00%, 06/14/2030	71,960
170,000	Lennar Corp 4.75%, 11/29/2027	170,289
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027	74,271
250,000	1.70%, 09/15/2028	235,248
	Marriott International Inc
275,000	5.00%, 10/15/2027	276,769
167,000	4.88%, 05/15/2029	168,333
675,000	2.85%, 04/15/2031	620,304
340,000	4.50%, 05/01/2033	329,103
1,470,000	Royal Caribbean Cruises Ltd 5.25%, 02/27/2038	1,423,798
225,000	Starbucks Corp 4.00%, 11/15/2028	222,403
		10,193,607
Consumer, Non-Cyclical — 3.77%
28,000	AbbVie Inc 4.25%, 11/21/2049	22,858
	Adventist Health System
1,025,000	4.74%, 12/01/2030	1,015,489
175,000	5.76%, 12/01/2034	178,289
675,000	Alcon Finance Corp(b) 3.00%, 09/23/2029	640,205
	Amgen Inc
457,000	5.25%, 03/02/2030	465,630
370,000	5.25%, 03/02/2033	376,509
352,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.70%, 02/01/2036	342,605

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
25,000	Anheuser-Busch InBev Worldwide Inc 8.20%, 01/15/2039	$ 31,404
480,000	Ascension Health 4.92%, 11/15/2035	474,063
	Ashtead Capital Inc(b)
200,000	1.50%, 08/12/2026	199,257
377,000	5.80%, 04/15/2034	384,095
	Augusta SpinCo Corp
270,000	4.66%, 03/23/2031	267,939
185,000	4.95%, 03/23/2033	183,865
170,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	170,274
800,000	Bacardi-Martini BV(b) 5.55%, 02/01/2030	814,504
	BAT Capital Corp
120,000	5.83%, 02/20/2031	125,001
786,000	6.00%, 02/20/2034	828,760
1,260,000	5.63%, 08/15/2035	1,298,454
14,000	4.54%, 08/15/2047	11,541
150,000	Bristol-Myers Squibb Co 2.95%, 03/15/2032	137,047
231,000	Bunge Ltd Finance Corp 4.20%, 09/17/2029	228,243
	Campbell's Co
656,000	5.40%, 03/21/2034	646,222
167,000	4.75%, 03/23/2035(f)	155,876
	Cardinal Health Inc
430,000	5.00%, 11/15/2029	434,192
375,000	4.50%, 09/15/2030	371,896
30,000	5.35%, 11/15/2034	30,353
	Cencora Inc
175,000	3.45%, 12/15/2027	172,382
736,000	2.70%, 03/15/2031	670,961
200,000	Chapman University 2.07%, 04/01/2031	174,696
	Cigna Group
450,000	5.13%, 05/15/2031	457,532
325,000	4.80%, 08/15/2038	308,005
169,000	Coca-Cola Consolidated Inc 5.45%, 06/01/2034	173,459
	CommonSpirit Health
350,000	4.35%, 09/01/2030	342,165
535,000	4.98%, 09/01/2035	518,988
440,000	6.46%, 11/01/2052	472,236
	Constellation Brands Inc
140,000	3.60%, 02/15/2028	137,824
250,000	2.25%, 08/01/2031	220,647
820,000	Cornell University 4.73%, 06/15/2035	807,166
50,000	CSL Finance PLC(b) 3.85%, 04/27/2027	49,742
	CVS Health Corp
393,000	4.78%, 03/25/2038	368,461
121,000	4.13%, 04/01/2040	103,176
480,000	DP World Crescent Ltd(b) 5.50%, 05/08/2035	481,008
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
340,000	Element Fleet Management Corp(b) 4.64%, 11/24/2030	$ 335,797
905,000	Elevance Health Inc 4.60%, 09/15/2032	888,107
175,000	General Mills Inc 4.20%, 04/17/2028	173,878
525,000	Global Payments Inc 5.55%, 11/15/2035	508,948
525,000	Haleon US Capital LLC 3.38%, 03/24/2027	521,150
	HCA Inc
700,000	4.50%, 02/15/2027	699,680
220,000	3.50%, 09/01/2030	208,700
620,000	5.45%, 04/01/2031	633,491
75,000	3.63%, 03/15/2032	69,814
45,000	5.60%, 04/01/2034	45,949
95,000	5.45%, 09/15/2034	96,020
	Humana Inc
227,000	5.95%, 03/15/2034	234,979
15,000	5.55%, 05/01/2035	15,021
425,000	Imperial Brands Finance PLC(b) 5.50%, 07/07/2036	422,359
	J M Smucker Co
321,000	5.90%, 11/15/2028	330,437
197,000	6.20%, 11/15/2033	210,078
	JBS NV / JBS USA Foods Group Holdings Inc / JBS USA Food Co Holdings
20,000	5.75%, 04/01/2033	20,533
155,000	5.63%, 03/10/2037(b)	154,354
100,000	7.25%, 11/15/2053	109,558
65,000	6.25%, 03/01/2056	63,670
560,000	6.38%, 04/15/2066	549,644
225,000	JDE Peet's NV(b) 1.38%, 01/15/2027	220,848
200,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	147,384
	Keurig Dr Pepper Inc
425,000	4.60%, 05/25/2028	424,671
55,000	3.95%, 04/15/2029	53,855
10,000	3.20%, 05/01/2030	9,407
195,000	4.60%, 05/15/2030	192,804
148,000	2.25%, 03/15/2031	131,561
102,000	5.20%, 03/15/2031	103,006
220,000	4.05%, 04/15/2032	208,756
190,000	5.30%, 03/15/2034(f)	190,483
151,000	Laboratory Corp of America Holdings 4.80%, 10/01/2034	147,127
	Mars Inc(b)
725,000	4.80%, 03/01/2030	727,160
685,000	5.00%, 03/01/2032	689,820
555,000	5.20%, 03/01/2035	557,207
650,000	5.65%, 05/01/2045	645,859
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	273,873

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
325,000	PeaceHealth Obligated Group 4.34%, 11/15/2028	$ 322,272
587,000	Pernod Ricard International Finance LLC(b) 1.63%, 04/01/2031	507,977
	Philip Morris International Inc
135,000	4.38%, 11/01/2027	134,912
45,000	4.88%, 02/15/2028	45,268
270,000	5.13%, 02/15/2030	274,093
120,000	5.13%, 02/13/2031	122,204
80,000	4.75%, 11/01/2031	80,261
230,000	5.38%, 02/15/2033	236,082
205,000	5.63%, 09/07/2033	213,139
305,000	Quanta Services Inc 5.25%, 08/09/2034	308,454
341,000	Royalty Pharma PLC 5.40%, 09/02/2034	344,175
	Solventum Corp
206,000	5.40%, 03/01/2029	209,566
360,000	5.45%, 03/13/2031	368,522
260,000	5.60%, 03/23/2034	266,096
50,000	Sysco Corp 4.45%, 03/15/2048	40,695
	Thermo Fisher Scientific Inc
50,000	1.75%, 10/15/2028(f)	47,079
390,000	4.47%, 10/07/2032	383,799
	UnitedHealth Group Inc
475,000	5.00%, 04/15/2034	474,734
125,000	3.05%, 05/15/2041	94,310
200,000	5.88%, 02/15/2053	201,076
61,000	5.05%, 04/15/2053	54,830
36,000	Viatris Inc 3.85%, 06/22/2040	28,307
		31,066,858
Energy — 0.89%
150,000	Aker BP ASA(b) 5.25%, 10/30/2035	146,564
115,000	BP Capital Markets America Inc 1.75%, 08/10/2030	102,661
135,000	Cheniere Energy Partners LP 5.95%, 06/30/2033	140,951
	Columbia Pipelines Holding Co LLC(b)
65,000	5.10%, 10/01/2031	65,062
230,000	5.00%, 11/17/2032	227,453
30,000	5.68%, 01/15/2034	30,634
425,000	Columbia Pipelines Operating Co LLC(b) 6.04%, 11/15/2033	446,195
	ConocoPhillips Co
73,000	3.80%, 03/15/2052	53,569
145,000	4.03%, 03/15/2062	105,640
100,000	5.70%, 09/15/2063	97,050
	Diamondback Energy Inc
295,000	5.40%, 04/18/2034	299,228
180,000	5.90%, 04/18/2064	175,583
Principal Amount(a)		Fair Value
Energy — (continued)
665,000	Eni SpA(b) 5.25%, 05/18/2036	$ 653,977
255,000	Equinor ASA 3.63%, 04/06/2040	212,701
331,075	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	274,642
435,000	Green Palm Bidco SARL(b) 5.96%, 06/30/2041	439,603
200,000	Greensaif Pipelines Bidco SARL 6.13%, 02/23/2038	206,654
	MPLX LP
35,000	4.13%, 03/01/2027	34,916
75,000	4.25%, 12/01/2027	74,645
25,000	4.80%, 02/15/2031	24,898
395,000	5.00%, 01/15/2033(f)	392,405
425,000	5.50%, 06/01/2034	429,676
50,000	4.50%, 04/15/2038	45,285
121,000	Occidental Petroleum Corp 7.88%, 09/15/2031	136,382
	ONEOK Inc
20,000	4.75%, 10/15/2031	19,769
40,000	6.10%, 11/15/2032	42,047
195,000	6.05%, 09/01/2033	204,121
235,000	5.05%, 11/01/2034	229,852
175,000	5.40%, 10/15/2035	174,700
200,000	Pertamina Persero PT 3.10%, 01/21/2030	186,101
550,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	527,739
60,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	59,590
200,000	Saudi Arabian Oil Co(b) 6.38%, 06/02/2055	203,606
	Targa Resources Corp
155,000	4.20%, 02/01/2033	146,891
65,000	5.40%, 07/30/2036	64,736
115,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	109,055
	Williams Cos Inc
345,000	5.65%, 03/15/2033	355,167
220,000	5.15%, 03/15/2036	216,230
		7,355,978
Financial — 6.94%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
725,000	2.45%, 10/29/2026	720,570
360,000	5.38%, 12/15/2031	366,373
300,000	3.30%, 01/30/2032	274,222
370,000	Agree LP REIT 4.80%, 10/01/2032	365,661
200,000	Allstate Corp 4.50%, 06/15/2043	173,786

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
150,000	American Assets Trust LP REIT 3.38%, 02/01/2031	$ 137,112
	American Express Co
725,000	5.28%, 07/26/2035	732,333
630,000	4.80%, 10/24/2036	610,069
50,000	American International Group Inc 3.40%, 06/30/2030	47,523
225,000	Ares Strategic Income Fund 5.55%, 04/15/2031	218,327
	Athene Global Funding(b)
272,000	2.55%, 11/19/2030	242,735
100,000	5.53%, 07/11/2031	100,849
200,000	Athene Holding Ltd(f) 5.88%, 01/15/2034	202,219
104,000	Avolon Holdings Funding Ltd(b) 5.15%, 01/15/2030	104,339
	Banco Santander SA
800,000	5.57%, 01/17/2030	820,049
200,000	4.87%, 04/15/2031	198,863
1,000,000	6.92%, 08/08/2033	1,085,719
	Bank of America Corp
665,000	5.20%, 04/25/2029	671,207
50,000	2.59%, 04/29/2031	46,138
605,000	1.92%, 10/24/2031	536,831
370,000	2.30%, 07/21/2032	326,848
785,000	4.57%, 04/27/2033	769,491
157,000	5.02%, 07/22/2033	157,233
117,000	2.48%, 09/21/2036	102,022
295,000	6.11%, 01/29/2037	310,506
1,865,000	5.05%, 02/06/2037	1,836,787
375,000	3.31%, 04/22/2042	290,705
200,000	Bank of Ireland Group PLC(b) 5.00%, 11/12/2032	199,864
255,000	Bank of Montreal 5.30%, 06/02/2037	255,243
	Bank of New York Mellon Corp
115,000	6.32%, 10/25/2029	119,193
260,000	4.03%, 01/22/2030	256,379
40,000	4.60%, 07/26/2030	39,996
575,000	Barclays PLC 5.79%, 02/25/2036	585,796
	Blackstone Private Credit Fund
90,000	5.95%, 07/16/2029	90,033
80,000	5.95%, 05/15/2031(f)	78,757
200,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	201,424
465,000	BNP Paribas SA(b) 5.79%, 01/13/2033	479,946
250,000	BPCE SA(b) 5.77%, 06/02/2037	250,583
	CaixaBank SA(b)
400,000	4.82%, 04/22/2032	396,737
200,000	5.40%, 04/22/2037	198,020
465,000	Canadian Imperial Bank of Commerce(f) 5.25%, 01/13/2031	472,034
Principal Amount(a)		Fair Value
Financial — (continued)
1,415,000	Capital One Financial Corp 6.18%, 01/30/2036	$ 1,447,341
317,000	Chubb INA Holdings LLC 6.80%, 11/15/2031	345,868
	Citigroup Inc
700,000	3.89%, 01/10/2028	697,639
330,000	2.57%, 06/03/2031	303,220
80,000	4.50%, 09/11/2031	78,959
525,000	3.06%, 01/25/2033	475,630
360,000	4.91%, 05/24/2033	358,162
700,000	6.27%, 11/17/2033	746,279
200,000	6.02%, 01/24/2036	206,002
1,150,000	Cousins Properties LP REIT 5.88%, 10/01/2034	1,176,441
135,000	Equitable America Global Funding(b) 4.70%, 09/15/2032	132,281
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	566,320
270,000	First Horizon Corp 5.51%, 03/07/2031	273,409
250,000	Fortitude Global Funding(b) 5.50%, 06/12/2031	251,242
300,000	GA Global Funding Trust(b) 5.20%, 12/09/2031	296,418
	Global Atlantic Fin Co(b)
190,000	3.13%, 06/15/2031	170,444
25,000	7.95%, 06/15/2033(f)	27,660
330,000	Globe Life Inc 4.80%, 06/15/2032	325,179
	Goldman Sachs Group Inc
130,000	5.05%, 07/23/2030	130,762
120,000	4.69%, 10/23/2030	119,431
130,000	5.21%, 01/28/2031	131,400
235,000	5.22%, 04/23/2031	237,342
365,000	1.99%, 01/27/2032	321,055
210,000	2.62%, 04/22/2032	188,599
375,000	4.97%, 06/03/2032	374,784
810,000	5.09%, 04/20/2034	806,751
90,000	5.07%, 01/21/2037	87,872
435,000	HA Sustainable Infrastructure Capital Inc(b) 5.95%, 07/15/2033	436,851
525,000	Healthcare Realty Holdings LP REIT 2.05%, 03/15/2031	457,559
126,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	112,850
235,000	HPS Corporate Lending Fund(b) 6.30%, 08/19/2031	234,414
	HSBC Holdings PLC
200,000	6.16%, 03/09/2029	204,715
1,015,000	5.24%, 05/13/2031	1,026,112
400,000	4.62%, 11/06/2031	394,318
325,000	4.68%, 03/10/2032	320,531
230,000	5.21%, 05/12/2034	229,180
1,350,000	Huntington Bancshares Inc 5.71%, 02/02/2035	1,381,147

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Intercontinental Exchange Inc
140,000	3.63%, 09/01/2028	$ 137,330
415,000	2.65%, 09/15/2040	300,832
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	165,618
	JPMorgan Chase & Co
170,000	2.95%, 10/01/2026	169,545
460,000	4.51%, 10/22/2028	459,864
560,000	3.51%, 01/23/2029	550,731
95,000	5.30%, 07/24/2029	96,237
280,000	5.58%, 04/22/2030	286,133
175,000	3.70%, 05/06/2030	170,193
255,000	5.00%, 07/22/2030	256,727
25,000	2.74%, 10/15/2030	23,481
100,000	5.14%, 01/24/2031	101,124
35,000	2.52%, 04/22/2031	32,263
255,000	5.10%, 04/22/2031	257,879
245,000	4.26%, 10/22/2031	239,512
410,000	1.76%, 11/19/2031	361,137
905,000	4.35%, 01/22/2032	886,520
300,000	1.95%, 02/04/2032	264,072
200,000	2.58%, 04/22/2032	180,249
475,000	2.96%, 01/25/2033	430,041
360,000	4.91%, 07/25/2033	359,571
140,000	5.34%, 01/23/2035	142,090
45,000	4.95%, 10/22/2035	44,403
140,000	5.57%, 04/22/2036	143,925
90,000	5.58%, 07/23/2036	91,367
1,250,000	4.90%, 01/22/2037	1,217,230
490,000	5.19%, 02/05/2037	481,918
480,000	M&T Bank Corp 7.41%, 10/30/2029	508,363
55,000	Macquarie Airfinance Holdings Ltd(b) 6.40%, 03/26/2029	56,614
625,000	Mastercard Inc 3.30%, 03/26/2027	621,175
	Morgan Stanley
385,000	3.63%, 01/20/2027	383,487
754,000	3.95%, 04/23/2027	751,545
600,000	3.77%, 01/24/2029	591,845
545,000	5.16%, 04/20/2029	549,296
70,000	5.45%, 07/20/2029	70,927
50,000	6.41%, 11/01/2029	51,762
430,000	4.24%, 01/09/2030	424,384
100,000	4.43%, 01/23/2030	99,086
85,000	4.65%, 10/18/2030	84,542
110,000	5.23%, 01/15/2031	111,241
350,000	2.70%, 01/22/2031	325,016
385,000	1.79%, 02/13/2032	334,918
155,000	4.71%, 03/12/2032	153,085
395,000	4.81%, 04/16/2032	391,929
435,000	1.93%, 04/28/2032	378,212
355,000	4.89%, 07/20/2033	352,304
205,000	5.47%, 01/18/2035	208,112
175,000	5.83%, 04/19/2035	181,556
265,000	5.66%, 04/17/2036	272,047
425,000	2.48%, 09/16/2036	368,683
Principal Amount(a)		Fair Value
Financial — (continued)
505,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030	$ 498,404
200,000	NatWest Group PLC 5.12%, 05/23/2031	201,170
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	446,138
170,000	Principal Financial Group Inc 5.30%, 01/15/2037	168,397
	Prologis LP REIT
625,000	1.75%, 07/01/2030	559,378
300,000	4.63%, 01/15/2033	296,438
	Prologis Targeted US Logistics Fund LP REIT(b)
95,000	4.25%, 01/15/2031	92,577
335,000	4.75%, 01/15/2036	321,233
330,000	Realty Income Corp REIT 4.50%, 02/01/2033	321,066
115,000	Sammons Financial Group Global Funding(b) 5.10%, 06/22/2031	114,521
	Sumisho Air Lease Corp
690,000	4.85%, 03/24/2031(b)	682,802
475,000	5.20%, 07/15/2031	477,316
	Synchrony Financial
395,000	5.45%, 03/06/2031	394,898
45,000	2.88%, 10/28/2031	39,707
775,000	4.95%, 02/25/2032	755,507
295,000	6.00%, 07/29/2036	296,375
500,000	Truist Bank 2.25%, 03/11/2030	456,282
725,000	Truist Financial Corp 5.71%, 01/24/2035	746,518
	UBS Group AG(b)
975,000	4.28%, 01/09/2028	970,614
240,000	2.75%, 02/11/2033	213,029
435,000	5.58%, 05/09/2036	442,867
785,000	US Bancorp 4.97%, 07/22/2033	777,847
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	749,490
250,000	2.88%, 10/30/2030	235,332
48,000	4.90%, 07/25/2033	47,695
730,000	5.61%, 04/23/2036	748,265
475,000	Westpac Banking Corp 4.11%, 07/24/2034	463,235
500,000	Willis North America Inc 2.95%, 09/15/2029	473,533
		57,257,444
Industrial — 1.29%
160,000	AGCO Corp 5.80%, 03/21/2034	163,200
189,000	Allegion US Holding Co Inc 5.60%, 05/29/2034	192,977
	Boeing Co
1,025,000	3.45%, 11/01/2028	997,976
155,000	3.20%, 03/01/2029	149,433
82,000	2.95%, 02/01/2030	77,151

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
476,000	5.15%, 05/01/2030	$ 481,803
110,000	6.39%, 05/01/2031	116,881
319,000	6.53%, 05/01/2034	347,045
70,000	5.71%, 05/01/2040	71,179
200,000	5.81%, 05/01/2050	197,593
363,000	6.86%, 05/01/2054	407,966
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	159,690
400,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	365,468
	Carrier Global Corp
325,000	2.70%, 02/15/2031	297,960
566,000	5.90%, 03/15/2034	596,742
210,000	Cemex SAB de CV 5.75%, 06/05/2036	209,265
400,000	CSX Corp 3.80%, 03/01/2028	395,856
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	190,972
125,000	General Electric Co 5.88%, 01/14/2038	132,876
203,000	Howmet Aerospace Inc 4.85%, 10/15/2031	203,692
	Hubbell Inc
55,000	4.65%, 06/15/2031	54,783
205,000	4.90%, 06/15/2033	203,461
205,000	IDEX Corp 2.63%, 06/15/2031	184,585
155,000	Ingersoll Rand Inc 5.70%, 08/14/2033	161,165
	Penske Truck Leasing Co LP / PTL Finance Corp(b)
65,000	6.05%, 08/01/2028	66,531
35,000	5.35%, 03/30/2029	35,449
207,000	5.25%, 07/01/2029	209,572
115,000	4.55%, 01/15/2031	113,870
794,000	Regal Rexnord Corp 6.30%, 02/15/2030	828,690
205,000	RTX Corp 6.10%, 03/15/2034	219,956
325,000	Union Pacific Corp 2.80%, 02/14/2032	295,967
	Veralto Corp
105,000	5.50%, 09/18/2026	105,178
105,000	4.85%, 01/15/2032	104,831
761,000	Vertiv Holdings Co 4.85%, 03/15/2036	739,103
	Waste Management Inc
175,000	3.15%, 11/15/2027	172,357
600,000	1.15%, 03/15/2028	568,666
187,000	4.95%, 07/03/2031	189,603
	Westinghouse Air Brake Technologies Corp
295,000	4.90%, 05/29/2030	296,859
290,000	5.61%, 03/11/2034	297,787
		10,604,138
Principal Amount(a)		Fair Value
Technology — 2.36%
550,000	Adobe Inc 2.15%, 02/01/2027	$ 543,286
	Broadcom Inc
225,000	4.20%, 10/15/2030	220,558
192,000	4.15%, 04/15/2032(b)	184,789
370,000	3.42%, 04/15/2033	337,287
430,000	3.47%, 04/15/2034	386,136
130,000	5.20%, 07/15/2035	130,437
339,000	3.14%, 11/15/2035(b)	287,967
245,000	Cadence Design Systems Inc 4.70%, 09/10/2034	239,806
174,000	Constellation Software Inc(b) 5.46%, 02/16/2034	170,640
257,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	305,695
303,000	Electronic Arts Inc(f) 2.95%, 02/15/2051	237,448
715,000	Fidelity National Information Services Inc 4.80%, 03/10/2031	707,183
325,000	Foundry JV Holdco LLC(b) 6.15%, 01/25/2032	340,892
	Hewlett Packard Enterprise Co
251,000	5.00%, 10/15/2034	245,910
50,000	6.35%, 10/15/2045	51,531
	Intel Corp
350,000	5.20%, 02/10/2033	353,857
120,000	5.15%, 02/21/2034	120,063
40,000	5.30%, 05/15/2036	39,800
100,000	4.10%, 05/11/2047	76,304
430,000	3.73%, 12/08/2047	309,570
271,000	3.25%, 11/15/2049	176,447
125,000	4.75%, 03/25/2050	103,855
40,000	3.05%, 08/12/2051	25,024
135,000	5.05%, 08/05/2062	112,655
500,000	Intuit Inc 1.35%, 07/15/2027	484,645
335,000	MSCI Inc(b) 4.00%, 11/15/2029	324,107
	NVIDIA Corp
410,000	3.50%, 04/01/2040	340,579
510,000	5.55%, 06/15/2046	506,211
325,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	287,823
	Oracle Corp
75,000	2.95%, 04/01/2030	69,031
350,000	4.65%, 05/06/2030	343,224
325,000	2.88%, 03/25/2031	290,357
431,000	5.25%, 02/03/2032	424,872
1,400,000	4.80%, 09/26/2032	1,332,116
361,000	4.90%, 02/06/2033	342,273
860,000	5.35%, 05/04/2033	835,381
98,000	4.30%, 07/08/2034	87,466
185,000	4.70%, 09/27/2034	169,503
650,000	5.20%, 09/26/2035	608,534
475,000	5.70%, 02/04/2036	460,016
657,000	3.60%, 04/01/2040	479,063
50,000	3.65%, 03/25/2041	35,905

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
78,000	5.88%, 09/26/2045	$ 68,279
706,000	3.60%, 04/01/2050	429,327
205,000	3.95%, 03/25/2051	131,155
125,000	6.90%, 11/09/2052	119,850
167,000	5.55%, 02/06/2053	134,520
13,000	5.38%, 09/27/2054	10,195
300,000	6.00%, 08/03/2055	255,420
225,000	6.70%, 02/04/2056	211,772
115,000	4.10%, 03/25/2061	70,343
90,000	5.50%, 09/27/2064	69,604
230,000	6.13%, 08/03/2065	193,264
85,000	6.10%, 09/26/2065	71,115
130,000	6.85%, 02/04/2066	121,002
	Salesforce Inc
1,590,000	4.90%, 09/15/2031	1,586,455
1,431,000	5.55%, 03/15/2036	1,429,915
452,000	ServiceNow Inc 1.40%, 09/01/2030	396,253
271,000	Synopsys Inc 5.00%, 04/01/2032	271,475
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	223,693
	VMware LLC
100,000	1.80%, 08/15/2028	94,606
300,000	2.20%, 08/15/2031	264,200
	Workday Inc
125,000	3.50%, 04/01/2027	124,097
100,000	3.80%, 04/01/2032(f)	93,119
		19,497,905
Utilities — 2.41%
	Alabama Power Co
285,000	4.30%, 03/15/2031	280,270
190,000	3.45%, 10/01/2049	134,776
425,000	Alliant Energy Finance LLC(b) 4.25%, 06/15/2028	421,430
125,000	American Water Capital Corp 3.75%, 09/01/2028	123,013
155,000	Arizona Public Service Co 5.70%, 08/15/2034	160,143
460,000	Atmos Energy Corp 4.75%, 01/15/2032	458,546
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	338,159
200,000	Brooklyn Union Gas Co(b) 4.87%, 08/05/2032	196,049
186,000	CenterPoint Energy Inc 5.40%, 06/01/2029	189,899
77,000	CenterPoint Energy Resources Corp 1.75%, 10/01/2030	68,365
485,000	Chpe LLC(b) 5.10%, 06/30/2033	483,724
80,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	75,262
	Consolidated Edison Co of New York Inc
43,000	4.65%, 12/01/2048	36,690
Principal Amount(a)		Fair Value
Utilities — (continued)
145,000	3.20%, 12/01/2051	$ 95,355
115,000	5.50%, 03/15/2055	109,614
145,000	5.75%, 11/15/2055	143,006
260,000	5.88%, 06/15/2056	261,374
	Duke Energy Carolinas LLC
340,000	5.15%, 06/15/2036	340,344
333,000	5.30%, 02/15/2040	330,333
	Duke Energy Corp
475,000	3.15%, 08/15/2027	468,176
60,000	2.45%, 06/01/2030	55,191
242,000	2.55%, 06/15/2031	218,203
40,000	5.45%, 06/15/2034	40,854
265,000	4.95%, 09/15/2035	259,333
55,000	5.00%, 08/15/2052	47,863
	Duke Energy Ohio Inc
145,000	3.65%, 02/01/2029	142,117
80,000	5.25%, 04/01/2033	81,425
65,000	5.55%, 03/15/2054	62,774
	Duke Energy Progress LLC
50,000	5.05%, 03/15/2035	50,016
85,000	5.55%, 03/15/2055	82,511
	Edison International
275,000	6.25%, 03/15/2030	282,470
305,000	4.80%, 03/15/2031	296,727
975,000	Entergy Corp 2.95%, 09/01/2026	972,942
	Eversource Energy
110,000	4.45%, 12/15/2030	108,108
65,000	5.13%, 05/15/2033	65,032
79,000	5.50%, 01/01/2034	80,366
450,000	Exelon Corp 4.05%, 04/15/2030	439,221
55,000	FirstEnergy Corp 3.90%, 07/15/2027	54,685
	Georgia Power Co
215,000	4.00%, 10/01/2028	212,854
40,000	4.55%, 03/15/2030	39,899
30,000	4.75%, 09/01/2040	28,084
470,000	NextEra Energy Capital Holdings Inc 6.20%, 10/01/2056	469,546
	NiSource Inc
150,000	3.49%, 05/15/2027	148,853
55,000	1.70%, 02/15/2031	47,976
185,000	5.35%, 07/15/2035	186,524
45,000	5.30%, 05/18/2036	45,031
30,000	NSTAR Electric Co 5.40%, 06/01/2034	30,631
120,000	Oglethorpe Power Corp 5.05%, 10/01/2048	106,783
	Ohio Edison Co(b)
85,000	4.95%, 12/15/2029	85,617
65,000	5.50%, 01/15/2033	66,612
415,000	Ohio Power Co 5.00%, 06/01/2033	413,976
	Pacific Gas & Electric Co
625,000	2.10%, 08/01/2027	608,499
20,000	6.10%, 01/15/2029	20,593
230,000	4.55%, 07/01/2030	226,473

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
475,000	2.50%, 02/01/2031	$ 426,157
185,000	3.25%, 06/01/2031	170,651
40,000	5.05%, 10/15/2032	39,755
214,000	6.15%, 01/15/2033	223,566
100,000	6.40%, 06/15/2033	105,812
256,000	6.95%, 03/15/2034	279,168
260,000	5.80%, 05/15/2034	265,779
145,000	5.70%, 03/01/2035	146,514
91,000	3.30%, 08/01/2040	68,213
37,000	4.60%, 06/15/2043	30,703
70,000	4.75%, 02/15/2044	59,273
89,000	4.30%, 03/15/2045	70,016
60,000	3.50%, 08/01/2050	40,027
192,000	6.75%, 01/15/2053	201,587
40,000	6.10%, 10/15/2055	38,720
160,000	6.30%, 08/15/2056	159,355
	PacifiCorp
40,000	5.10%, 04/15/2031(f)	40,367
215,000	5.45%, 04/15/2033	218,254
75,000	5.80%, 04/15/2036	76,879
	Pinnacle West Capital Corp
173,000	4.90%, 05/15/2028	173,611
200,000	5.15%, 05/15/2030	202,652
365,000	Public Service Co of Oklahoma 5.20%, 01/15/2035	363,414
90,000	Public Service Enterprise Group Inc 6.13%, 10/15/2033	95,256
300,000	Puget Energy Inc 5.73%, 03/15/2035	301,909
	Southern California Edison Co
200,000	5.15%, 06/01/2029	202,110
140,000	2.25%, 06/01/2030	127,030
70,000	6.00%, 01/15/2034	72,600
100,000	5.20%, 06/01/2034	99,112
51,000	3.90%, 03/15/2043	39,094
102,000	4.65%, 10/01/2043	86,308
25,000	4.00%, 04/01/2047	18,638
307,000	4.13%, 03/01/2048	231,059
60,000	3.65%, 02/01/2050	41,511
315,000	5.45%, 06/01/2052	281,406
214,000	5.70%, 03/01/2053	197,506
90,000	5.90%, 03/01/2055	85,924
	Southern California Gas Co
55,000	5.75%, 06/01/2053	53,826
185,000	6.00%, 06/15/2055	187,512
	Southern Co
125,000	4.85%, 06/15/2028	125,734
25,000	5.70%, 03/15/2034	25,898
270,000	Southern Co Gas Capital Corp 5.10%, 09/15/2035	267,630
	Southern Power Co
195,000	4.80%, 06/15/2031	194,451
320,000	4.90%, 10/01/2035	310,457
	Southwestern Electric Power Co
160,000	5.30%, 04/01/2033	162,117
80,000	5.20%, 04/01/2036	78,944
Principal Amount(a)		Fair Value
Utilities — (continued)
45,000	5.90%, 04/01/2056	$ 44,437
280,000	Southwestern Public Service Co 5.30%, 08/15/2036	279,253
	Virginia Electric & Power Co
110,000	5.00%, 01/15/2034	109,813
230,000	4.90%, 09/15/2035	225,133
750,000	4.95%, 03/15/2036	734,089
20,000	4.20%, 05/15/2045	16,471
	Xcel Energy Inc
525,000	3.35%, 12/01/2026	523,191
45,000	4.60%, 06/01/2032	44,192
390,000	5.60%, 04/15/2035	397,331
		19,852,732
TOTAL CORPORATE BONDS AND NOTES — 21.90% (Cost $184,099,078)		$180,572,215
FOREIGN GOVERNMENT BONDS AND NOTES
230,000	Chile Government International Bond 5.65%, 01/13/2037	238,809
950,000	Eagle Funding Luxco SARL(b) 5.50%, 08/17/2030	953,847
	Indonesia Government International Bond
340,000	EUR, 4.10%, 03/04/2034	381,577
270,000	5.69%, 05/29/2036	275,762
	Israel Government International Bond
220,000	5.38%, 03/12/2029	222,156
400,000	2.75%, 07/03/2030	367,105
205,000	3.80%, 05/13/2060	138,301
	Mexico Government International Bond
1,250,000	5.38%, 03/22/2033	1,221,312
710,000	5.63%, 02/09/2034	698,640
200,000	3.50%, 02/12/2034	170,300
200,000	5.63%, 09/22/2035	194,300
545,000	6.25%, 08/27/2037	545,161
1,185,000	4.28%, 08/14/2041	931,410
200,000	Panama Government International Bond 3.16%, 01/23/2030	188,000
380,000	Peruvian Government International Bond 3.30%, 03/11/2041	293,778
310,000	Philippine Government International Bond 5.33%, 06/24/2036	309,775
	Republic of Poland Government International Bond
220,000	5.13%, 09/18/2034	221,012
270,000	5.50%, 03/18/2054	255,565
	Romanian Government International Bond
40,000	3.00%, 02/27/2027(b)	39,451

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
570,000	3.00%, 02/14/2031	$ 509,545
506,000	3.63%, 03/27/2032	453,178
320,000	5.75%, 07/04/2036(b)	306,001
270,000	7.50%, 02/10/2037	291,381
480,000	Serbia International Bond(b) 5.50%, 05/06/2036	470,144
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.17% (Cost $10,044,203)		$9,676,510
MORTGAGE-BACKED SECURITIES
Non-Agency — 12.23%
96,759	A&D Mortgage Trust(b)(d) Series 2026-NQM1 Class A2 5.11%, 02/25/2071	95,537
190,000	ALA Trust(b)(c) Series 2025-OANA Class A 5.37%, 06/15/2040 1-mo. SOFR + 1.74%	190,831
	Angel Oak Mortgage Trust(b)
	Series 2020-1 Class A1
11,111	2.47%, 12/25/2059(e)	10,897
	Series 2020-2 Class A1A
55,340	2.53%, 01/26/2065(e)	52,617
	Series 2020-4 Class A1
12,940	1.47%, 06/25/2065(e)	12,637
	Series 2020-6 Class A1
26,067	1.26%, 05/25/2065(e)	24,238
	Series 2020-R1 Class A1
37,063	0.99%, 04/25/2053(e)	35,802
	Series 2021-1 Class A1
86,423	0.91%, 01/25/2066(e)	75,379
	Series 2021-2 Class A1
184,717	0.99%, 04/25/2066(e)	159,362
	Series 2021-3 Class A1
99,097	1.07%, 05/25/2066(e)	85,746
	Series 2021-4 Class A1
148,906	1.04%, 01/20/2065(e)	125,708
	Series 2021-5 Class A1
214,249	0.95%, 07/25/2066(e)	185,880
	Series 2021-7 Class A1
517,589	1.98%, 10/25/2066(e)	446,394
	Series 2021-8 Class A1
167,707	1.82%, 11/25/2066(e)	150,154
	Series 2022-1 Class A1
574,107	3.88%, 12/25/2066(d)	535,001
	Series 2022-2 Class A1
76,120	4.08%, 01/25/2067(e)	71,837
	Series 2022-5 Class A1
482,720	4.50%, 05/25/2067(d)	481,811
	Series 2025-7 Class A1
828,648	5.51%, 06/25/2070(d)	828,839
540,000	AREIT(b)(c) Series 2025-CRE11 Class A 5.19%, 07/25/2043 1-mo. SOFR + 1.55%	542,213
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Arroyo Mortgage Trust(b)
	Series 2019-2 Class A1
26,266	3.35%, 04/25/2049(e)	$ 25,485
	Series 2019-3 Class A1
28,019	2.96%, 10/25/2048(e)	27,038
	Series 2022-1 Class A1A
271,452	3.50%, 12/25/2056(d)	263,482
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	341,503
	Series 2019-BN16 Class XA
2,243,273	1.09%, 02/15/2052(e)	40,684
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	613,516
	Series 2019-BN18 Class XA
957,068	1.02%, 05/15/2062(e)	21,149
	Series 2019-BN20 Class XA
1,122,200	0.92%, 09/15/2062(e)	24,353
	Series 2019-BN22 Class XA
1,744,298	0.69%, 11/15/2062(e)	29,594
	Series 2019-BN23 Class XA
2,876,558	0.80%, 12/15/2052(e)	55,164
	Series 2019-BN24 Class XA
966,368	0.75%, 11/15/2062(e)	18,592
	Series 2020-BN26 Class XA
1,003,789	1.30%, 03/15/2063(e)	31,411
	Series 2020-BN28 Class XA
2,296,809	1.87%, 03/15/2063(e)	136,076
	Series 2020-BN29 Class XA
2,734,853	1.40%, 11/15/2053(e)	123,921
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054(e)	1,356,005
	Series 2023-BNK45 Class ASB
500,000	5.47%, 02/15/2056	509,255
	Series 2023-BNK45 Class XA
882,453	1.28%, 02/15/2056(e)	45,693
	Series 2024-BNK48 Class XA
1,725,595	1.35%, 10/15/2057(e)	129,050
	Series 2025-BNK49 Class A5
850,000	5.62%, 03/15/2058(e)	882,059
	BANK5
	Series 2024-5YR11 Class AS
225,000	6.14%, 11/15/2057	230,023
	Series 2024-5YR7 Class A3
475,000	5.77%, 06/15/2057	485,762
	Series 2024-5YR8 Class A3
275,000	5.88%, 08/15/2057	282,531
	Series 2024-5YR9 Class AS
400,000	6.18%, 08/15/2057(e)	409,494
	Series 2025-5YR17 Class AS
850,000	5.63%, 11/15/2058(e)	860,899

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2026-5YR20 Class AS
620,000	5.34%, 02/15/2059	$ 621,216
	Series 2026-5YR22 Class A3
800,000	5.71%, 06/15/2059(e)	826,226
	Barclays Commercial Mortgage Securities Trust
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,381,421
	Series 2022-C15 Class A5
105,000	3.66%, 04/15/2055(e)	96,329
	Series 2024-C24 Class A5
325,000	5.42%, 02/15/2057	332,127
	Series 2024-C24 Class XA
1,099,129	1.86%, 02/15/2057(e)	94,306
	Series 2024-C26 Class B
475,000	5.94%, 05/15/2057(e)	475,358
	Series 2024-C28 Class XA
995,027	1.32%, 09/15/2057(e)	69,142
	Series 2025-C32 Class XA
1,039,255	1.34%, 02/15/2062(e)	79,510
	Series 2026-5C40 Class AS
825,000	5.53%, 02/15/2059(e)	833,950
	Series 2026-5C42 Class A3
745,000	5.60%, 06/15/2059	766,082
330,000	BDS LLC(b)(c) Series 2026-FL17 Class A 4.99%, 05/19/2043 1-mo. SOFR + 1.35%	330,549
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(e)	393,832
	Series 2019-B10 Class XA
1,914,042	1.38%, 03/15/2062(e)	53,335
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	438,132
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,424,834
	Series 2019-B12 Class XA
824,077	1.13%, 08/15/2052(e)	17,862
	Series 2019-B9 Class A5
550,000	4.02%, 03/15/2052	536,425
	Series 2020-B18 Class XA
479,678	1.87%, 07/15/2053(e)	23,039
	Series 2020-B22 Class XA
1,085,941	1.60%, 01/15/2054(e)	57,663
	Series 2023-B39 Class XA
2,315,892	0.72%, 07/15/2056(e)	75,012
	Series 2023-B40 Class XA
965,112	1.43%, 12/15/2056(e)	46,301
	Series 2026-V20 Class AM
285,000	5.44%, 02/15/2059	286,811
1,050,000	BFLD Commercial Mortgage Trust(b)(c) Series 2025-660F Class B 5.43%, 11/15/2042 1-mo. SOFR + 1.80%	1,053,935
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	BINOM Securitization Trust(b)(e)
	Series 2021-INV1 Class A1
100,726	2.03%, 06/25/2056	$ 92,107
	Series 2022-INV1 Class A1
339,250	4.44%, 08/25/2057	327,404
361,483	BLP Commercial Mortgage Trust(b)(c) Series 2024-IND2 Class A 4.97%, 03/15/2041 1-mo. SOFR + 1.34%	361,822
	BMO Mortgage Trust
	Series 2024-C9 Class A5
475,000	5.76%, 07/15/2057	495,587
	Series 2024-C9 Class XA
1,505,156	1.08%, 07/15/2057(e)	88,001
660,000	BOCA Commercial Mortgage Trust(b)(c) Series 2025-BOCA Class A 5.23%, 12/15/2042 1-mo. SOFR + 1.60%	661,238
290,000	BPR Trust(b)(e) Series 2024-PMDW Class A 5.36%, 11/05/2041	292,022
639,005	BRAVO Residential Funding Trust(b)(d) Series 2025-NQM8 Class A1A 5.08%, 06/25/2065	635,543
	BSTN Commercial Mortgage Trust(b)(e)
	Series 2025-1C Class A
575,000	5.55%, 06/15/2044	582,855
	Series 2025-HUB Class A
165,000	5.06%, 04/13/2041	163,519
395,000	BWAY Trust(b)(e) Series 2025-1535 Class A 6.52%, 05/05/2042	398,664
	BX Trust(b)(c)
	Series 2024-AIRC Class A
346,900	5.32%, 08/15/2041 1-mo. SOFR + 1.69%	348,201
	Series 2024-BIO Class A
275,000	5.27%, 02/15/2041 1-mo. SOFR + 1.64%	275,172
	Series 2025-ROIC Class A
530,175	4.77%, 03/15/2030 1-mo. SOFR + 1.15%	529,181
	Series 2026-ALOHA Class A
1,100,000	4.98%, 04/15/2043 1-mo. SOFR + 1.35%	1,101,033
	Series 2026-CART Class A
1,640,000	4.68%, 02/15/2036 1-mo. SOFR + 1.05%	1,633,850
	Series 2026-CLS Class A
240,000	5.03%, 05/15/2043 1-mo. SOFR + 1.40%	240,450
	Series 2026-CSMO Class A
2,050,000	5.03%, 02/15/2043 1-mo. SOFR + 1.40%	2,054,484

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2026-LP3 Class A
1,074,812	5.01%, 04/15/2043 1-mo. SOFR + 1.38%	$ 1,078,168
16,481	CD Commercial Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	16,445
180,000	CENT Trust(b)(e) Series 2025-CITY Class A 5.09%, 07/10/2040	179,683
5,860	Citigroup Mortgage Loan Trust(b)(e) Series 2018-RP1 Class A1 3.00%, 09/25/2064	5,796
	COLT Mortgage Loan Trust(b)
	Series 2020-2R Class A1
36,652	1.33%, 10/26/2065(e)	34,882
	Series 2021-2 Class A1
153,113	0.92%, 08/25/2066(e)	130,709
	Series 2021-3 Class A1
268,184	0.96%, 09/27/2066(e)	223,493
	Series 2021-4 Class A1
183,638	1.40%, 10/25/2066(e)	155,909
	Series 2021-HX1 Class A1
383,627	1.11%, 10/25/2066(e)	329,557
	Series 2025-10 Class A1
1,070,911	5.09%, 10/25/2070(e)	1,063,613
	Series 2025-8 Class A1
994,524	5.48%, 08/25/2070(d)	997,222
	Series 2026-1 Class A1
265,569	4.76%, 02/25/2071(e)	262,079
	COMM Mortgage Trust(b)
	Series 2024-CBM Class A2
120,000	5.87%, 12/10/2041(e)	119,662
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039	97,833
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039	115,761
	Series 2024-277P Class A
165,000	6.34%, 08/10/2044	170,762
	Credit Suisse Mortgage Trust(b)
	Series 2021-RPL4 Class A1
202,200	4.15%, 12/27/2060(e)	201,539
	Series 2017-FHA1 Class A1
21,947	3.25%, 04/25/2047(e)	20,563
	Series 2018-RPL9 Class A
87,995	3.85%, 09/25/2057(e)	84,015
	Series 2020-NQM1 Class A1
54,998	2.21%, 05/25/2065(d)	52,891
	Series 2020-RPL4 Class A1
202,342	2.00%, 01/25/2060(e)	181,715
	Series 2021-NQM5 Class A1
150,249	0.94%, 05/25/2066(e)	126,176
	Series 2021-NQM6 Class A1
341,229	1.17%, 07/25/2066(e)	291,679
	Series 2021-NQM7 Class A1
160,992	1.76%, 10/25/2066(e)	143,338
	Series 2021-NQM8 Class A1
188,315	2.84%, 10/25/2066(e)	170,484
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-NQM1 Class A1
472,011	3.27%, 11/25/2066(e)	$ 428,074
10,483,865	DBGS Mortgage Trust(e) Series 2018-C1 Class XA 0.29%, 10/15/2051	38,274
375,289	DBJPM Mortgage Trust(e) Series 2020-C9 Class XA 1.70%, 09/15/2053	13,914
140,000	DC Trust(b)(e) Series 2024-HLTN Class A 5.93%, 04/13/2040	140,053
880,000	Durst Commercial Mortgage Trust(b)(e) Series 2025-151 Class A 5.32%, 08/10/2042	884,156
	Ellington Financial Mortgage Trust(b)
	Series 2020-2 Class A1
18,868	1.18%, 10/25/2065(e)	17,993
	Series 2021-1 Class A1
306,780	0.80%, 02/25/2066(e)	264,325
	Series 2021-2 Class A1
128,953	0.93%, 06/25/2066(e)	109,402
	Series 2022-1 Class A1
757,150	2.21%, 01/25/2067(e)	666,813
	Series 2025-INV5 Class A1
375,733	5.08%, 12/25/2070(e)	372,544
	Series 2026-NQM1 Class A1
1,295,692	4.77%, 02/25/2071(e)	1,277,825
	Series 2026-NQM4 Class A1A
843,868	5.47%, 04/25/2071(d)	844,439
	Extended Stay America Trust(b)(c)
	Series 2025-ESH Class A
120,392	4.93%, 10/15/2042 1-mo. SOFR + 1.30%	120,655
	Series 2026-ESH2 Class A
749,536	4.83%, 02/15/2043 1-mo. SOFR + 1.20%	750,473
825,000	Finance Of America Structured Securities Trust(b)(e) Series 2026-PC2 Class A1 4.50%, 06/25/2056	806,768
420,000	FS Commercial Mortgage Trust(b)(c) Series 2026-PALM Class A 5.05%, 07/15/2041 1-mo. SOFR + 1.40%	420,000
	GCAT Trust(b)
	Series 2020-NQM2 Class A1
16,476	2.56%, 04/25/2065(d)	15,821
	Series 2021-NQM1 Class A1
108,340	0.87%, 01/25/2066(e)	95,786
	Series 2021-NQM4 Class A1
259,831	1.09%, 08/25/2066(e)	218,787
	Series 2021-NQM7 Class A1
107,010	1.92%, 08/25/2066(e)	99,372
	Series 2022-HX1 Class A1
466,406	2.89%, 12/27/2066(e)	424,603

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	GS Mortgage Securities Trust
	Series 2020-GC45 Class XA
1,879,505	0.72%, 02/13/2053(e)	$ 32,788
	Series 2024-70P Class A
625,000	5.49%, 03/10/2041(b)(e)	623,740
	Series 2026-HLTV1 Class A1
305,000	5.63%, 11/25/2066(b)(e)	305,000
	Series 2026-NQM1 Class A1
380,755	4.87%, 03/25/2066(b)(e)	375,596
	Series 2026-NQM1 Class A2
224,026	5.12%, 03/25/2066(b)(d)	221,557
210,000	GS REFT Issuer Ltd(b)(c) Series 2026-FL1 Class A 5.14%, 10/19/2043 1-mo. SOFR + 1.50%	210,785
134,644	HIH Trust(b)(c) Series 2024-61P Class A 5.47%, 10/15/2041 1-mo. SOFR + 1.84%	134,980
1,500,000	HLTN Commercial Mortgage Trust(b)(c) Series 2026-DPLO Class A 5.33%, 04/15/2041 1-mo. SOFR + 1.70%	1,504,685
1,200,000	Houston Galleria Mall Trust(b)(e) Series 2025-HGLR Class A 5.64%, 02/05/2045	1,226,582
150,000	HTL Commercial Mortgage Trust(b)(e) Series 2024-T53 Class A 6.07%, 05/10/2039	150,696
	Hudson Yards Mortgage Trust(b)(e)
	Series 2025-SPRL Class A
370,000	5.65%, 01/13/2040	375,842
	Series 2025-SPRL Class B
175,000	5.95%, 01/13/2040	178,244
	Imperial Fund Mortgage Trust(b)
	Series 2021-NQM2 Class A1
134,860	1.07%, 09/25/2056(e)	113,540
	Series 2022-NQM2 Class A1
437,016	4.64%, 03/25/2067(d)	415,169
515,000	INT Commercial Mortgage Trust(b)(e) Series 2025-PLAZA Class A 5.04%, 11/05/2037	513,074
700,000	IRV Trust(b)(e) Series 2025-200P Class A 5.47%, 03/14/2047	705,370
131,226	JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A4 3.14%, 06/15/2049	129,256
120,000	JPMorgan Chase Commercial Mortgage Securities Trust(b) Series 2020-NNN Class AFX 2.81%, 01/16/2037	108,001
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	JPMorgan Mortgage Trust(b)
	Series 2024-1 Class A4
96,583	6.00%, 06/25/2054(e)	$ 96,573
	Series 2024-VIS2 Class A1
930,087	5.85%, 11/25/2064(d)	931,980
	Series 2025-NQM2 Class A1
547,809	5.57%, 09/25/2065(e)	547,918
	Series 2026-LTV1 Class A1
125,519	5.42%, 09/25/2056(e)	124,937
850,000	JW Commercial Mortgage Trust(b)(c) Series 2026-MRCO Class A 5.13%, 06/15/2039 1-mo. SOFR + 1.50%	852,125
	LBTY Commercial Mortgage Trust(b)(e)
	Series 2026-225L Class A
1,195,000	4.75%, 02/10/2043	1,174,187
	Series 2026-225L Class B
500,000	5.05%, 02/10/2043	491,950
	Legacy Mortgage Asset Trust(b)(d)
	Series 2021-GS2 Class A1
155,119	5.75%, 04/25/2061	155,227
	Series 2021-GS4 Class A1
56,985	5.65%, 11/25/2060	57,034
500,000	LEX Mortgage Trust(b)(e) Series 2024-BBG Class A 5.04%, 10/13/2033	498,355
2,075,000	MAD Commercial Mortgage Trust(b)(e) Series 2025-11MD Class A 4.91%, 10/15/2042	2,056,726
	Manhattan West Mortgage Trust(b)(e)
	Series 2026-2MW Class A
900,000	5.50%, 06/10/2048	907,440
	Series 2026-2MW Class B
500,000	5.72%, 06/10/2048	503,688
39,599	Metlife Securitization Trust(b)(e) Series 2018-1A Class A 3.75%, 03/25/2057	38,191
345,000	MF1 Ltd(b)(c) Series 2022-FL8 Class AS 5.39%, 02/19/2037 1-mo. SOFR + 1.75%	345,196
	MFRA Trust(b)(e)
	Series 2020-NQM3 Class A1
8,443	1.01%, 01/26/2065	8,113
	Series 2021-NQM2 Class A1
92,332	1.03%, 11/25/2064	81,701
69,451	Mill City Mortgage Loan Trust(b)(e) Series 2019-GS1 Class A1 2.75%, 07/25/2059	68,427
300,000	Morgan Stanley Capital I Trust(b)(c) Series 2021-230P Class A 4.91%, 12/15/2038 1-mo. SOFR + 1.28%	291,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Morgan Stanley Residential Mortgage Loan Trust(b)
	Series 2025-DSC3 Class A1A
901,453	4.91%, 09/25/2070(d)	$ 891,123
	Series 2025-NQM4 Class A1A
925,111	5.59%, 06/25/2070(d)	925,658
	Series 2025-NQM9 Class A1A
865,060	5.02%, 09/25/2070(d)	857,298
	Series 2025-SPL1 Class A1
641,460	4.25%, 02/25/2065(e)	620,500
	Series 2026-DSC1 Class A1
782,839	4.77%, 01/25/2071(e)	770,868
	Series 2026-DSC1 Class A2
327,160	5.02%, 01/25/2071(d)	322,159
	Series 2026-DSC2 Class A1
859,216	5.44%, 04/27/2071(e)	857,400
	Series 2026-NQM1 Class A1
467,042	4.81%, 12/25/2070(e)	460,586
	Series 2026-NQM6 Class A1
155,000	5.46%, 05/26/2071(e)	155,137
337,228	MSWF Commercial Mortgage Trust(e) Series 2023-2 Class XA 1.15%, 12/15/2056	17,481
100,000	MTN Commercial Mortgage Trust(b)(e) Series 2026-LPFX Class A 5.15%, 05/15/2043	99,795
1,290,000	National Commercial Mortgage Trust(b)(c) Series 2026-IND Class A 4.98%, 06/15/2043 1-mo. SOFR + 1.35%	1,290,803
	New Residential Mortgage Loan Trust(b)
	Series 2015-1A Class A3
14,054	3.75%, 05/28/2052(e)	13,415
	Series 2017-5A Class A1
18,284	5.26%, 06/25/2057(c) 1-mo. SOFR + 1.62%	18,586
	Series 2018-1A Class A1A
200,618	4.00%, 12/25/2057(e)	194,274
	Series 2019-3A Class A1A
70,485	3.75%, 11/25/2058(e)	67,456
	Series 2019-5A Class A1B
68,583	3.50%, 08/25/2059(e)	64,210
	Series 2019-NQM4 Class A1
11,012	2.49%, 09/25/2059(e)	10,601
	Series 2020-1A Class A1B
47,944	3.50%, 10/25/2059(e)	44,566
	Series 2021-NQ1R Class A1
69,340	0.94%, 07/25/2055(e)	63,347
	Series 2022-NQM2 Class A1
361,810	3.85%, 03/27/2062(e)	339,613
	Series 2022-NQM4 Class A1
687,631	6.00%, 06/25/2062(d)	684,351
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-NQM7 Class A1
157,825	5.01%, 10/26/2065(e)	$ 157,086
	Series 2025-NQM7 Class A2
680,280	5.26%, 10/26/2065(d)	679,216
	Series 2026-NQM1 Class A1
213,743	4.82%, 11/25/2065(e)	211,072
484,981	NMLT Trust(b)(e) Series 2021-INV1 Class A1 1.19%, 05/25/2056	421,715
615,000	NRTH Commercial Mortgage Trust(b)(c) Series 2025-PARK Class A 5.02%, 10/15/2040 1-mo. SOFR + 1.40%	616,538
	NYC Commercial Mortgage Trust(b)
	Series 2025-11X Class A
650,000	5.37%, 10/15/2040(c) 1-mo. SOFR + 1.74%	652,234
	Series 2025-299P Class A
105,000	5.85%, 02/10/2047(e)	108,583
	Series 2025-300P Class A
495,000	4.88%, 07/13/2042(e)	489,730
	Series 2025-3BP Class A
670,000	4.84%, 02/15/2042(c) 1-mo. SOFR + 1.21%	669,791
	Series 2026-1PARK Class A
215,000	4.88%, 02/15/2043(c) 1-mo. SOFR + 1.25%	214,866
	Series 2026-9W57 Class A
1,600,000	5.05%, 06/06/2040(e)	1,592,174
	Series 2026-9W57 Class B
600,000	5.35%, 06/06/2040(e)	597,593
156,281	Ocwen Loan Investment Trust(b)(e) Series 2025-HB2 Class A 3.00%, 11/25/2038	152,559
330,368	One New York Plaza Trust(b)(c) Series 2020-1NYP Class A 4.69%, 01/15/2036 1-mo. SOFR + 1.07%	320,870
	Onslow Bay Financial LLC(b)
	Series 2021-NQM1 Class A1
158,787	1.07%, 02/25/2066(e)	140,776
	Series 2021-NQM3 Class A1
171,110	1.05%, 07/25/2061(e)	142,970
	Series 2021-NQM4 Class A1
120,541	1.96%, 10/25/2061(e)	102,670
	Series 2022-NQM1 Class A1
512,535	2.31%, 11/25/2061(e)	459,124
	Series 2025-NQM11 Class A1A
639,569	5.42%, 05/25/2065(d)	639,470
	Series 2025-NQM15 Class A1A
770,378	5.14%, 07/27/2065(d)	768,168
	Series 2025-NQM21 Class A1A
826,523	4.99%, 10/25/2065(d)	819,859

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2026-NQM2 Class A1
448,704	4.82%, 12/01/2065(e)	$ 445,163
	Series 2026-NQM6 Class A1
939,993	5.06%, 04/26/2066(e)	932,233
	Pretium Mortgage Credit Partners(b)(d)
	Series 2025-NPL6 Class A1
646,509	5.74%, 06/25/2055	647,064
	Series 2025-NPL8 Class A1
416,074	5.73%, 08/25/2055	416,416
	Series 2026-NPL1 Class A1
188,905	5.18%, 01/25/2056	187,323
	Series 2026-NPL2 Class A1
961,254	5.07%, 02/25/2056	953,738
	Series 2025-NPL11 Class A1
961,579	5.19%, 10/25/2055	962,117
	Series 2025-NPL14 Class A1
509,356	5.27%, 12/25/2055	503,951
	Series 2025-NPL7 Class A1
434,956	5.66%, 07/25/2055	435,199
	Series 2025-NPL9 Class A1
562,456	5.39%, 08/25/2055	562,665
	Series 2025-RPL1 Class A1
519,295	4.00%, 07/25/2069	503,308
	Series 2025-RPL5 Class A1
978,675	4.15%, 01/25/2070	947,636
	Series 2025-RPL6 Class A1
931,254	3.85%, 09/25/2069	891,467
490,812	PRKCM Trust(b)(e) Series 2021-AFC1 Class A1 1.51%, 08/25/2056	419,767
	PRP Advisors LLC(b)(d)
	Series 2026-1 Class A1
549,477	5.19%, 02/25/2031	542,518
	Series 2025-3 Class A1
71,561	6.26%, 05/25/2030	71,536
	Series 2025-5 Class A1
140,414	5.73%, 07/25/2030	139,883
	Series 2025-6 Class A1
371,890	5.77%, 08/25/2028	370,674
	Series 2025-7 Class A1
260,048	5.50%, 08/25/2030	258,971
	Series 2025-RPL2 Class A1
534,041	3.75%, 04/25/2055	519,380
	Series 2025-RPL3 Class A1
992,294	3.25%, 04/25/2055	959,256
	Series 2026-RCF1 Class A1
198,164	4.85%, 01/25/2056	196,016
22,636	Residential Mortgage Loan Trust(b)(e) Series 2021-1R Class A1 0.86%, 01/25/2065	22,030
	ROCK Trust(b)
	Series 2024-CNTR Class A
800,000	5.39%, 11/13/2041	808,557
	Series 2024-CNTR Class B
200,000	5.93%, 11/13/2041	203,438
Principal Amount(a)		Fair Value
Non-Agency — (continued)
490,000	SG Commercial Mortgage Securities Trust(b) Series 2020-COVE Class A 2.63%, 03/15/2037	$ 471,114
310,000	SHOPS Commercial Mortgage Trust(b)(e) Series 2026-CSTL Class A 4.97%, 05/05/2039	308,207
660,000	SHR Trust(b)(c) Series 2024-LXRY Class A 5.58%, 10/15/2041 1-mo. SOFR + 1.95%	660,825
	Starwood Mortgage Residential Trust(b)(e)
	Series 2020-3 Class A1
6,022	1.49%, 04/25/2065	5,941
	Series 2021-2 Class A1
44,875	0.94%, 05/25/2065	42,901
	Series 2021-6 Class A1
274,297	1.92%, 11/25/2066	241,292
560,000	Texas Commercial Mortgage Trust(b)(c) Series 2025-TWR Class A 4.92%, 04/15/2042 1-mo. SOFR + 1.29%	559,300
84,948	Toorak Mortgage Corp(b)(e) Series 2021-INV1 Class A1 1.15%, 07/25/2056	76,556
	Towd Point Mortgage Trust(b)(e)
	Series 2018-1 Class A1
345	3.00%, 01/25/2058	344
	Series 2018-5 Class A1A
26,095	3.25%, 07/25/2058	25,936
	Series 2020-1 Class A2A
190,000	3.10%, 01/25/2060	174,309
	Series 2021-R1 Class A1
1,043,094	2.92%, 11/30/2060	935,841
	Verus Securitization Trust(b)
	Series 2021-2 Class A1
116,354	1.03%, 02/25/2066(e)	106,866
	Series 2021-4 Class A1
121,650	0.94%, 07/25/2066(e)	102,868
	Series 2021-5 Class A1
576,343	1.01%, 09/25/2066(e)	494,907
	Series 2021-6 Class A1
744,974	1.63%, 10/25/2066(e)	650,610
	Series 2021-7 Class A1
931,053	2.83%, 10/25/2066(d)	848,345
	Series 2021-8 Class A1
246,118	2.82%, 11/25/2066(e)	224,268
	Series 2021-R2 Class A1
49,109	0.92%, 02/25/2064(e)	47,488
	Series 2022-3 Class A1
159,609	5.13%, 02/25/2067(d)	151,864
25,261	VOLT CII LLC(b)(d) Series 2021-NP11 Class A1 5.87%, 08/25/2051	25,265
355,000	WHARF Commercial Mortgage Trust(b)(e) Series 2025-DC Class A 5.53%, 07/15/2040	358,654

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
280,000	Willowbrook Mall(b)(e) Series 2025-WBRK Class A 5.87%, 03/05/2035	$ 285,809
		100,893,983
U.S. Government Agency — 31.20%
	Connecticut Avenue Securities Trust(b)(c)
	Series 2021-R01 Class 1M2
48,540	5.18%, 10/25/2041 1-mo. SOFR + 1.55%	48,570
	Series 2021-R03 Class 1M2
114,844	5.28%, 12/25/2041 1-mo. SOFR + 1.65%	115,201
	Series 2024-R01 Class 1M2
175,000	5.43%, 01/25/2044 1-mo. SOFR + 1.80%	176,088
	Series 2024-R02 Class 1M2
107,000	5.43%, 02/25/2044 1-mo. SOFR + 1.80%	107,801
	Series 2024-R03 Class 2M2
375,000	5.58%, 03/25/2044 1-mo. SOFR + 1.95%	377,754
	Series 2026-R01 Class 2A1
981,798	4.48%, 01/25/2046 1-mo. SOFR + 0.85%	981,291
	Series 2026-R03 Class 2A1
485,526	4.73%, 04/25/2046 1-mo. SOFR + 1.10%	486,237
	Federal Home Loan Mortgage Corp
23,468	3.00%, 09/01/2027	23,253
1,410	6.00%, 11/01/2033	1,442
5,902	6.00%, 04/01/2035	6,062
4,264	4.50%, 05/01/2035	4,195
18,090	5.50%, 08/01/2035	18,523
8,891	4.50%, 11/01/2035	8,894
2,385	6.50%, 02/01/2036	2,508
3,746	4.50%, 03/01/2036	3,701
4,762	6.00%, 03/01/2036	4,995
7,677	5.50%, 08/01/2036	7,755
5,278	7.00%, 08/01/2037	5,574
665,787	2.50%, 02/01/2038	625,198
24,365	5.00%, 04/01/2038	24,571
1,405,219	5.50%, 05/01/2038	1,429,556
38,619	4.50%, 03/01/2039	38,191
36,756	4.50%, 05/01/2039	36,394
1,385,678	5.50%, 06/01/2040	1,409,101
43,508	4.00%, 09/01/2040	42,229
108,802	5.00%, 09/01/2040	109,723
10,662	4.00%, 09/01/2043	10,183
108,749	4.50%, 04/01/2044	106,668
235,035	4.50%, 12/01/2044	230,248
671,493	3.00%, 02/01/2049	604,863
36,697	3.50%, 07/01/2049	33,902
969,495	4.00%, 03/01/2050	913,304
1,591,044	4.50%, 03/01/2050	1,548,198
301,127	3.50%, 05/01/2050	275,590
91,200	2.50%, 11/01/2050	77,866
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
578,752	4.50%, 11/01/2050	$ 558,738
773,575	2.50%, 02/01/2051	653,442
1,199,058	2.00%, 03/01/2051	968,528
2,160,880	2.00%, 05/01/2051	1,740,025
2,136,682	2.50%, 05/01/2051	1,815,270
2,420,125	2.50%, 08/01/2051	2,063,381
27,029	2.00%, 09/01/2051	21,720
663,134	2.50%, 09/01/2051	565,822
662,706	2.00%, 11/01/2051	536,184
2,830,385	2.00%, 01/01/2052	2,265,065
465,552	2.00%, 02/01/2052	372,048
27,054	2.00%, 03/01/2052	21,707
968,686	2.00%, 04/01/2052	775,458
522,426	4.50%, 04/01/2052	502,905
1,155,712	2.00%, 06/01/2052	928,629
2,167,695	3.00%, 08/01/2052	1,924,729
2,211,688	3.00%, 11/01/2052	1,933,055
236,671	6.00%, 11/01/2052	246,548
640,177	6.00%, 01/01/2053	666,523
7,084,631	4.50%, 05/01/2053	6,857,399
2,953,766	6.00%, 06/01/2054	3,022,044
1,206,087	6.00%, 09/01/2054	1,233,967
3,350,619	6.00%, 12/01/2054	3,428,071
2,933,189	5.50%, 01/01/2055	2,968,521
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	187,651
	Series K104 Class X1
939,220	1.22%, 01/25/2030(e)	31,419
	Series K111 Class X1
559,493	1.67%, 05/25/2030(e)	28,159
	Series K112 Class X1
1,099,288	1.53%, 05/25/2030(e)	51,902
	Series K114 Class X1
1,437,595	1.20%, 06/25/2030(e)	53,470
	Series K122 Class X1
434,791	0.95%, 11/25/2030(e)	13,700
	Series K-152 Class A2
500,000	3.78%, 11/25/2032(e)	478,734
	Series K-161 Class A2
500,000	4.90%, 10/25/2033(e)	508,171
	Series K510 Class A2
175,000	5.07%, 10/25/2028(e)	176,869
	Series K545 Class A2
935,000	4.29%, 07/25/2030(e)	927,521
	Series K547 Class A2
950,000	4.42%, 05/25/2030(e)	947,142
	Series K549 Class A2
925,000	4.34%, 09/25/2030(e)	919,091
	Series KF153 Class AS
226,017	4.27%, 02/25/2033(c) 1-mo. SOFR + 0.68%	226,592
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
11,099	3.00%, 05/15/2041	10,567

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series 4142 Class PT
6,904	1.25%, 12/15/2027	$ 6,775
	Series 4146 Class AB
5,144	1.13%, 12/15/2027	5,061
	Series 4961 Class JB
97,135	2.50%, 12/15/2042	88,642
	Series 5170 Class DP
295,269	2.00%, 07/25/2050	259,008
	Series 5502 Class FG
280,746	4.63%, 02/25/2055(c) 1-mo. SOFR + 1.00%	281,008
	Series 5544 Class B
636,698	5.00%, 08/25/2052	634,589
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c)
	Series 2021-DNA5 Class M2
14,327	5.28%, 01/25/2034 1-mo. SOFR + 1.65%	14,344
	Series 2021-DNA6 Class B1
800,000	7.03%, 10/25/2041 1-mo. SOFR + 3.40%	805,238
	Series 2022-DNA2 Class M2
395,000	7.38%, 02/25/2042 1-mo. SOFR + 3.75%	401,913
	Series 2022-DNA3 Class M1B
635,000	6.53%, 04/25/2042 1-mo. SOFR + 2.90%	644,284
	Series 2022-DNA5 Class M1B
695,000	8.13%, 06/25/2042 1-mo. SOFR + 4.50%	718,672
	Series 2022-HQA3 Class M1B
265,000	7.18%, 08/25/2042 1-mo. SOFR + 3.55%	272,335
	Series 2023-HQA1 Class M1B
160,000	7.13%, 05/25/2043 1-mo. SOFR + 3.50%	166,409
	Series 2023-HQA3 Class A1
84,893	5.48%, 11/25/2043 1-mo. SOFR + 1.85%	85,306
	Series 2025-DNA2 Class A1
267,500	4.73%, 05/25/2045 1-mo. SOFR + 1.10%	268,240
	Series 2025-DNA3 Class A1
722,125	4.58%, 09/25/2045 1-mo. SOFR + 0.95%	723,212
	Federal National Mortgage Association
711	4.00%, 07/01/2026	709
132,792	3.50%, 01/01/2031	129,785
3,071	4.50%, 08/01/2035	3,037
10,783	5.50%, 03/01/2036	11,006
10,489	6.00%, 03/01/2037	10,938
20,551	6.00%, 08/01/2037	21,456
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
8,270	6.50%, 08/01/2037	$ 8,654
17,383	2.00%, 07/01/2041	15,068
90,705	4.00%, 10/01/2041	87,476
15,389	3.50%, 05/25/2042	14,741
366,184	3.50%, 08/01/2043	344,301
201,350	4.00%, 01/01/2045	192,411
114,392	3.50%, 08/01/2045	106,346
619,913	4.00%, 08/01/2045	596,389
275,903	4.00%, 10/01/2046	262,738
281,311	3.50%, 01/01/2047	258,796
19,644	4.50%, 01/01/2048	19,106
116,061	4.00%, 02/01/2049	110,112
353,216	3.50%, 07/01/2049	324,740
328,189	4.50%, 07/01/2049	318,924
254,008	3.50%, 08/01/2049	233,796
650,443	3.00%, 12/01/2049	574,217
1,401,440	3.00%, 04/01/2050	1,240,560
381,119	3.50%, 05/01/2050	348,766
593,195	2.50%, 06/01/2050	506,457
178,728	2.50%, 07/01/2050	151,057
688,843	2.50%, 09/01/2050	589,184
2,416,398	2.00%, 10/01/2050	1,949,666
1,610,554	2.00%, 11/01/2050	1,298,034
810,294	2.50%, 01/01/2051	682,590
38,810	2.50%, 02/01/2051	33,135
60,146	2.50%, 03/01/2051	51,527
191,030	2.00%, 04/01/2051	153,485
830,981	2.00%, 05/01/2051	670,809
9,387,468	2.50%, 06/01/2051	7,904,897
926,967	3.00%, 07/01/2051	808,834
75,360	2.50%, 09/01/2051	64,367
812,933	2.00%, 10/01/2051	652,431
297,545	2.50%, 10/01/2051	254,842
310,812	2.50%, 11/01/2051	265,761
1,128,897	2.00%, 01/01/2052	906,426
1,599,114	2.00%, 02/01/2052	1,282,408
3,895,690	2.00%, 04/01/2052	3,124,648
2,478,018	2.50%, 04/01/2052	2,072,381
3,388,986	2.00%, 06/01/2052	2,715,315
996,741	3.00%, 06/01/2052	873,418
55,248	2.00%, 07/01/2052	44,261
695,461	5.50%, 09/01/2052	708,623
697,496	5.50%, 04/01/2053	705,930
3,968,573	5.50%, 10/01/2053	3,997,146
1,693,555	6.00%, 12/01/2053	1,732,703
2,345,296	6.50%, 01/01/2054	2,426,918
2,939,528	5.50%, 09/01/2054	2,956,660
2,303,213	5.00%, 10/01/2054	2,268,980
	Federal National Mortgage Association Alternative Credit Enhancement Securities(e)
	Series 2019-M21 Class X3
1,808,333	1.25%, 06/25/2034	99,546
	Series 2020-M2 Class X
4,236,304	0.39%, 01/25/2030	30,286

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
37,620	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	$ 34,306
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
5,595	1.50%, 09/25/2027	5,513
	Series 2012-18 Class GA
17,844	2.00%, 12/25/2041	16,690
	Series 2012-21 Class PQ
8,678	2.00%, 09/25/2041	8,222
	Series 2013-9 Class PT
6,266	1.25%, 02/25/2028	6,136
	Series 2015-48 Class QB
6,262	3.00%, 02/25/2043	6,172
	Series 2015-5 Class EP
36,777	2.00%, 06/25/2043	35,383
	Series 2016-11 Class GA
26,316	2.50%, 03/25/2046	24,492
	Series 2016-38 Class NA
13,992	3.00%, 01/25/2046	13,004
	Series 2017-16 Class PB
288,000	3.00%, 03/25/2047	251,959
	Series 2017-26 Class CG
5,583	3.50%, 07/25/2044	5,556
	Series 2017-34 Class JK
6,226	3.00%, 05/25/2047	6,105
	Series 2017-35 Class AH
5,703	3.50%, 04/25/2053	5,679
	Series 2017-49 Class JA
10,788	4.00%, 07/25/2053	10,737
	Series 2017-84 Class KA
13,886	3.50%, 04/25/2053	13,752
	Series 2018-23 Class LA
29,355	3.50%, 04/25/2048	27,867
	Series 2018-70 Class HA
24,970	3.50%, 10/25/2056	24,253
	Series 2019-12 Class HA
52,860	3.50%, 11/25/2057	50,463
	Series 2019-14 Class CA
45,323	3.50%, 04/25/2049	43,375
	Series 2019-45 Class PT
47,190	3.00%, 08/25/2049	42,545
	Series 2020-1 Class AC
178,655	3.50%, 08/25/2058	169,072
	Series 2022-90 Class AY
680,000	4.50%, 12/25/2041	670,116
	Series 2025-11 Class FB
611,830	4.63%, 03/25/2055(c) 1-mo. SOFR + 1.00%	615,738
	Government National Mortgage Association
1,665,000	3.50%, TBA	1,495,058
4,000,000	4.50%, TBA	3,841,399
1,000,000	5.50%, TBA	1,004,914
6,000,000	6.00%, TBA	6,125,590
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
26,094	3.00%, 12/20/2045	$ 23,535
103,969	4.50%, 06/20/2048	101,781
103,953	4.50%, 07/20/2048	101,639
110,063	4.50%, 09/20/2048	107,596
110,112	4.50%, 10/20/2048	107,797
93,181	4.50%, 01/20/2049	91,240
104,323	4.50%, 02/20/2049	101,987
229,280	3.50%, 12/20/2049	208,975
218,987	3.50%, 01/20/2050	200,398
1,081,255	3.00%, 03/20/2050	961,391
488,085	3.50%, 10/20/2050	446,806
1,445,559	2.00%, 12/20/2050	1,186,073
60,724	3.00%, 03/20/2051	54,051
55,124	3.00%, 06/20/2051	48,996
2,465,267	2.50%, 08/20/2051	2,108,339
3,604,686	2.50%, 09/20/2051	3,082,272
3,428,553	2.50%, 10/20/2051	2,932,142
2,294,193	3.00%, 10/20/2051	2,039,151
442,276	2.50%, 11/20/2051	376,487
1,660,799	2.00%, 12/20/2051	1,362,607
254,483	2.50%, 12/20/2051	216,628
812,526	3.00%, 05/20/2052	721,988
1,858,998	4.50%, 09/20/2052	1,801,381
797,856	4.50%, 11/20/2052	772,422
737,271	3.50%, 02/20/2053	673,921
2,145,425	5.50%, 05/20/2054	2,162,036
2,755,923	6.00%, 07/20/2054	2,828,731
2,720,013	5.50%, 12/20/2054	2,737,663
3,154,427	6.00%, 01/20/2056	3,224,202
2,994,582	5.50%, 02/20/2056	3,011,880
	Series 2013-37 Class LG
7,558	2.00%, 01/20/2042	7,459
	Series 2021-135 Class A
1,314,669	2.00%, 08/20/2051	1,079,975
	Series 2025-110 Class J
681,141	5.00%, 09/20/2051	675,600
	Uniform Mortgage-Backed Security(g)
2,600,000	2.00%, TBA	2,142,922
9,055,000	2.50%, TBA	7,564,462
3,970,000	3.00%, TBA	3,592,185
2,895,000	3.50%, TBA	2,625,348
9,645,000	4.00%, TBA	9,009,675
9,855,000	4.50%, TBA	9,737,476
2,800,000	5.00%, TBA	2,811,244
31,990,000	5.50%, TBA	32,086,190
17,500,000	6.00%, TBA	17,875,575
16,020,000	6.50%, TBA	16,554,721
		257,229,272
TOTAL MORTGAGE-BACKED SECURITIES — 43.43% (Cost $364,531,395)		$358,123,255
MUNICIPAL BONDS AND NOTES
375,000	California Public Finance Authority Series B, RB 5.40%, 11/15/2036	375,364

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Municipal Bonds and Notes — (continued)
	Maryland Economic Development Corp, RB
270,000	4.97%,11/30/2032	$ 273,462
110,000	5.02%,11/30/2033	111,462
80,000	Regents of The University of California Medical Center Series H, RB 6.55%, 05/15/2048	84,129
575,000	State Board of Administration Finance Corp, RB 2.15%, 07/01/2030	526,840
85,000	State of California, GO 7.30%, 10/01/2039	96,994
TOTAL MUNICIPAL BONDS AND NOTES — 0.18% (Cost $1,567,442)		$1,468,251
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
2,080,000	2.90%, 04/12/2032	1,932,300
760,000	2.85%, 03/28/2034	682,273
	Federal Home Loan Bank
560,000	3.38%, 09/10/2032	532,625
600,000	4.75%, 12/10/2032	610,143
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.46% (Cost $4,007,998)		$3,757,341
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
8,477,205(h)	1.25%, 04/15/2031	8,215,191
4,101,804(h)	0.75%, 02/15/2042	3,130,004
1,827,856(h)	1.50%, 02/15/2053	1,388,408
	United States Treasury Note/Bond
2,980,000	1.38%, 08/31/2026(i)(j)	2,968,010
14,490,000	3.75%, 06/30/2027	14,439,171
430,000	0.38%, 09/30/2027	410,465
125,000	0.50%, 10/31/2027	119,131
8,765,000	4.13%, 11/15/2027	8,759,522
3,820,000	0.75%, 01/31/2028	3,621,390
2,870,000	1.25%, 06/30/2028	2,711,253
8,790,000	3.63%, 08/15/2028	8,693,860
9,240,000	4.63%, 04/30/2029	9,350,447
5,315,000	2.63%, 07/31/2029	5,079,978
12,965,000	4.13%, 10/31/2029	12,944,236
5,505,000	4.13%, 11/30/2029	5,496,398
7,310,000	1.50%, 02/15/2030	6,659,524
3,290,000	4.00%, 03/31/2030	3,269,052
7,765,000	3.75%, 06/30/2030	7,638,819
1,710,000	4.63%, 09/30/2030	1,737,921
2,750,000	4.13%, 03/31/2031	2,739,688
4,360,000	4.13%, 06/30/2031	4,344,672
11,585,000	1.38%, 11/15/2031	10,004,733
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
13,920,000	4.50%, 12/31/2031	$ 14,097,263
1,825,000	4.38%, 01/31/2032	1,836,763
12,875,000	2.75%, 08/15/2032	11,824,380
4,410,000	4.25%, 06/30/2033	4,392,774
2,950,000	4.25%, 11/15/2034	2,921,191
8,830,000	4.63%, 02/15/2035	8,970,038
6,145,000	4.00%, 11/15/2035	5,944,327
400,000	4.25%, 05/15/2039	386,406
560,000	4.50%, 08/15/2039	552,300
2,875,000	1.13%, 05/15/2040	1,818,999
2,380,000	4.38%, 05/15/2040	2,300,791
3,275,000	1.13%, 08/15/2040	2,051,225
6,925,000	1.38%, 11/15/2040	4,476,634
6,770,000	1.88%, 02/15/2041	4,697,216
1,405,000	4.75%, 02/15/2041	1,405,329
1,500,000	4.00%, 11/15/2042	1,353,574
3,900,000	3.13%, 02/15/2043	3,118,020
1,200,000	3.88%, 05/15/2043	1,060,641
350,000	4.38%, 08/15/2043	329,109
1,566,000	3.63%, 02/15/2044	1,326,757
680,000	4.63%, 05/15/2044	656,917
610,000	3.13%, 08/15/2044	477,301
3,155,000	2.50%, 02/15/2045	2,212,690
3,010,000	2.50%, 02/15/2046	2,075,371
880,000	4.63%, 02/15/2046	844,663
860,000	5.00%, 05/15/2046	866,450
1,500,000	2.88%, 11/15/2046	1,095,586
1,500,000	3.00%, 02/15/2047	1,116,211
6,596,000	3.00%, 05/15/2047	4,895,984
2,570,000	3.00%, 02/15/2048	1,892,062
1,580,000	3.13%, 05/15/2048	1,187,037
1,915,000	3.38%, 11/15/2048	1,497,814
1,280,000	2.88%, 05/15/2049	909,050
910,000	2.38%, 11/15/2049	579,592
5,100,000	1.25%, 05/15/2050	2,426,883
2,730,000	1.63%, 11/15/2050	1,426,958
1,365,000	2.25%, 02/15/2052	821,826
3,485,000	3.00%, 08/15/2052	2,470,947
6,331,400	4.00%, 11/15/2052	5,417,304
2,995,000	3.63%, 05/15/2053	2,393,543
3,703,000	4.25%, 08/15/2054	3,306,085
930,000	4.75%, 05/15/2055	902,136
1,020,000	4.75%, 08/15/2055	989,679
	United States Treasury Strip Coupon(k)
390,000	4.27%, 08/15/2030	327,626
390,000	4.27%, 11/15/2030	324,113
1,150,000	4.30%, 08/15/2031	924,640
390,000	4.41%, 08/15/2033	285,767
870,000	4.52%, 08/15/2035	578,463
TOTAL U.S. TREASURY BONDS AND NOTES — 29.29% (Cost $252,950,260)		$241,488,308

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,822,930	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 3.60%(m)	$ 2,822,930
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.34% (Cost $2,822,930)		$2,822,930
Principal Amount(a)
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 6.98%
	U.S. Treasury Bills(k)
4,195,000	3.57%, 07/07/2026	4,192,504
2,290,000	3.62%, 07/09/2026	2,288,162
1,995,000	3.60%, 07/14/2026	1,992,408
1,000	3.62%, 07/21/2026	998
290,000	3.61%, 07/28/2026	289,217
15,530,000	3.61%, 07/30/2026	15,484,915
2,185,000	3.63%, 08/11/2026	2,176,003
6,885,000	3.66%, 08/18/2026	6,851,558
5,865,000	3.67%, 08/27/2026	5,831,149
16,600,000	3.65%, 09/01/2026	16,496,426
1,995,000	3.66%, 09/03/2026	1,982,100
TOTAL SHORT TERM INVESTMENTS — 6.98% (Cost $57,585,440)		$57,585,440
TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 112.17% (Cost: $946,941,367)		$924,928,317
Principal Amount(a)		Fair Value
TBA SALE COMMITMENTS
U.S. Government Agency — (0.43%)
	Uniform Mortgage-Backed Security(g)
(3,000,000)	3.00%, TBA	$ (2,615,156)
(1,000,000)	4.50%, TBA	(957,891)
		(3,573,047)
TBA SALE COMMITMENTS — (0.43)% (Proceeds $(3,558,516))		$(3,573,047)
TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 111.74% (Cost $943,382,851)		$921,355,270
OTHER ASSETS & LIABILITIES, NET — (11.74)%		$(96,808,712)
TOTAL NET ASSETS — 100.00%		$824,546,558

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $185,595,324, representing 22.51% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2026.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2026. Maturity date disclosed represents final maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of June 30, 2026.
(f)	All or a portion of the security is on loan as of June 30, 2026.
(g)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(h)	Principal amount of the security is adjusted for inflation.
(i)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(j)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of June 30, 2026.
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
Euro-Bobl Futures	71	EUR	8,192	Sep 2026	$29,737
Euro-Buxl 30 Year Bond Futures	9	EUR	1,001	Sep 2026	20,397
Euro-Schatz Futures	52	EUR	5,510	Sep 2026	15,726
ICE 3-mo. SONIA Futures	41	GBP	9,842	Dec 2026	(55,761)
ICE 3-mo. SONIA Futures	23	GBP	5,517	Jun 2027	21,750
Long Gilt Futures	41	GBP	3,658	Sep 2026	25,152
U.S. 10 Year Treasury Note Futures	278	USD	30,550	Sep 2026	89,860
U.S. 10 Year Treasury Ultra Futures	58	USD	6,523	Sep 2026	63,374
U.S. 2 Year Treasury Note Futures	170	USD	35,043	Sep 2026	(13,715)
U.S. 5 Year Treasury Note Futures	169	USD	18,091	Sep 2026	3,266
U.S. Long Bond Futures	198	USD	22,473	Sep 2026	482,677
U.S. Ultra Bond Futures	243	USD	28,226	Sep 2026	454,772
Short
3-mo. SOFR Futures	85	USD	20,391	Dec 2026	(10,182)
Euro-Bund Futures	19	EUR	2,419	Sep 2026	(23,289)
U.S. 10 Year Treasury Ultra Futures	174	USD	19,570	Sep 2026	(149,858)
U.S. 2 Year Treasury Note Futures	43	USD	8,864	Sep 2026	(2,612)
U.S. Long Bond Futures	6	USD	681	Sep 2026	3,562
				Net Appreciation	$954,856
As of June 30, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP	USD	419,581	EUR	363,621	08/19/2026	$3,215
JPM	JPY	137,962,609	USD	866,205	08/05/2026	(15,152)
JPM	USD	6,919,842	EUR	5,992,673	08/19/2026	57,909
					Net Appreciation	$45,972
As of June 30, 2026, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.IG.43(c)	USD	11,600	$235,118	$185,232	3.00%	12/20/2029	$49,886	0.38%	Quarterly	-
CDX.NA.IG.45(c)	USD	28,619	621,838	534,604	6.00	12/20/2030	87,234	0.47	Quarterly	-
Oracle Corp	USD	985	(21,251)	(10,025)	3.00	12/20/2030	(11,226)	1.54	Quarterly	-
Paramount Global	USD	645	(70,061)	(75,458)	9.00	06/20/2031	5,397	2.81	Quarterly	-
Meta Platforms Inc	USD	940	12,095	12,386	2.00	06/20/2031	(291)	0.71	Quarterly	-
Amazon.com Inc	USD	930	19,110	20,991	1.00	06/20/2031	(1,881)	0.54	Quarterly	-
Alphabet Inc	USD	930	19,534	21,630	1.00	06/20/2031	(2,096)	0.53	Quarterly	-
			$816,383	$689,360		Net Appreciation	$127,023
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
As of June 30, 2026, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day TONA	Annually	1.25%	Annually	JPY	2,786,130	12/15/2027	$28,060	$(41,981)	$70,041
1-day SOFR	Annually	3.42%	Annually	USD	5,100	04/22/2028	29,558	5,960	23,598
1-day EUROSTR	Annually	2.50%	Annually	EUR	740	06/14/2028	(1,073)	1,318	(2,391)
1-day SOFR	Annually	3.93%	Annually	USD	5,040	06/30/2028	7,049	12,360	(5,311)
4.02%	Annually	1-day SOFR	Annually	USD	670	06/30/2028	100	861	(761)
2.00%	Annually	1-day EUROSTR	Annually	EUR	57,159	09/10/2028	(257,489)	218,411	(475,900)
6-mo. EURIBOR	Semi-Annually	2.50%	Annually	EUR	57,159	09/10/2028	127,648	257,237	(129,589)
1-day EUROSTR	Annually	2.00%	Annually	EUR	100	09/16/2028	951	29,345	(28,394)
1-day CORRA	Semi-Annually	2.50%	Semi-Annually	CAD	14,720	09/16/2028	42,384	55,639	(13,255)
3-mo. BBSW	Quarterly	5.00%	Quarterly	AUD	3,320	09/16/2028	(26,144)	(19,508)	(6,636)
3-mo. BBSW	Quarterly	4.75%	Quarterly	AUD	9,230	09/16/2028	(42,414)	(36,123)	(6,291)
6-mo. EURIBOR	Semi-Annually	2.25%	Annually	EUR	2,800	09/16/2028	28,986	34,373	(5,387)
6-mo. EURIBOR	Semi-Annually	2.50%	Annually	EUR	1,820	09/16/2028	8,837	9,083	(246)
1-day CORRA	Semi-Annually	2.75%	Semi-Annually	CAD	180	09/16/2028	(95)	(51)	(44)
3.50%	Annually	1-day SONIA	Annually	GBP	14,170	09/16/2028	(189,105)	(189,638)	533
1-day SONIA	Annually	3.75%	Annually	GBP	1,280	09/16/2028	9,114	8,497	617
1-day SOFR	Annually	3.25%	Annually	USD	1,970	09/16/2028	28,091	22,670	5,421
5.00%	Annually	6-mo. NIBOR	Semi-Annually	NOK	46,950	09/16/2028	13,055	2,298	10,757
2.50%	Annually	3-mo. STIBOR	Quarterly	SEK	94,900	09/16/2028	34,213	20,006	14,207
1-day SOFR	Annually	3.00%	Annually	USD	18,760	09/16/2028	356,693	320,860	35,833
1-day TONA	Annually	1.25%	Annually	JPY	613,000	09/16/2029	49,185	49,585	(400)
1-day SOFR	Annually	3.90%	Annually	USD	11,280	11/30/2030	(2,602)	22,234	(24,836)
1-day SOFR	Annually	3.98%	Annually	USD	820	11/30/2030	(2,590)	1,053	(3,643)
1-day EUROSTR	Annually	2.50%	Annually	EUR	1,950	04/16/2031	(3,769)	14,010	(17,779)
6-mo. EURIBOR	Semi-Annually	3.00%	Annually	EUR	20,680	05/21/2031	(98,390)	(13,449)	(84,941)
2.80%	Annually	1-day EUROSTR	Annually	EUR	20,680	05/21/2031	116,784	28,689	88,095
3.75%	Annually	1-day SONIA	Annually	GBP	3,510	09/16/2031	(70,010)	(74,664)	4,654
2.50%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	3,820	09/16/2031	(49,074)	(60,648)	11,574
1-day TONA	Annually	1.50%	Annually	JPY	4,648,000	09/16/2031	675,978	639,183	36,795
4.00%	Semi-Annually	3-mo. BBR-FRA	Quarterly	NZD	12,880	09/16/2031	96,562	36,383	60,179
3.58%	Annually	1-day SOFR	Annually	USD	7,490	04/22/2032	(99,048)	(66,793)	(32,255)
1-day TONA	Annually	2.00%	Annually	JPY	396,738	01/11/2033	44,150	3,205	40,945
1-day SOFR	Annually	3.98%	Annually	USD	6,000	04/30/2033	(19,547)	17,259	(36,806)
1-day TONA	Annually	2.50%	Annually	JPY	386,000	05/22/2033	(1,410)	(5,477)	4,067
3.00%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	2,240	05/15/2035	(764)	3,290	(4,054)
2.80%	Annually	1-day EUROSTR	Annually	EUR	2,420	08/15/2035	31,846	5,536	26,310
3.30%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	2,830	04/21/2036	26,272	(940)	27,212
6-mo. EURIBOR	Semi-Annually	3.20%	Annually	EUR	8,220	06/19/2036	(31,800)	830	(32,630)
3.00%	Annually	1-day EUROSTR	Annually	EUR	8,220	06/19/2036	22,299	(2,035)	24,334
6-mo. EURIBOR	Semi-Annually	2.75%	Annually	EUR	5,590	09/16/2036	98,505	146,148	(47,643)
3-mo. STIBOR	Quarterly	3.00%	Annually	SEK	13,260	09/16/2036	(26,854)	(3,263)	(23,591)
1.75%	Annually	1-day TONA	Annually	JPY	530,000	09/16/2036	(236,892)	(216,993)	(19,899)
1-day SOFR	Annually	3.75%	Annually	USD	2,510	09/16/2036	53,938	60,986	(7,048)
1-day SONIA	Annually	4.00%	Annually	GBP	430	09/16/2036	16,643	20,738	(4,095)
4.50%	Annually	6-mo. NIBOR	Semi-Annually	NOK	3,170	09/16/2036	5,980	2,911	3,069
3.00%	Semi-Annually	1-day CORRA	Semi-Annually	CAD	700	09/16/2036	(6,687)	(10,083)	3,396
5.00%	Semi-Annually	6-mo. BBSW	Semi-Annually	AUD	1,160	09/16/2036	10,403	4,506	5,897
0.75%	Annually	1-day SARON	Annually	CHF	1,760	09/16/2036	41,689	15,263	26,426
1-day SOFR	Annually	3.89%	Annually	USD	4,210	04/22/2037	45,679	73,487	(27,808)
1-day SONIA	Annually	4.75%	Annually	GBP	2,030	01/31/2039	(64,783)	(27,390)	(37,393)
4.63%	Annually	1-day SOFR	Annually	USD	7,710	04/14/2041	23,739	(5,701)	29,440
2.16%	Annually	1-day TONA	Annually	JPY	702,495	08/02/2044	(273,273)	(224,011)	(49,262)
1-day SOFR	Annually	4.16%	Annually	USD	2,175	03/19/2045	12,195	(1,638)	13,833
6-mo. EURIBOR	Semi-Annually	3.60%	Annually	EUR	1,990	04/21/2046	(24,549)	(4,822)	(19,727)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026, the Fund held the following centrally cleared interest rate swaps — (continued)
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
4.50%	Annually	1-day TONA	Annually	JPY	485,000	05/21/2046	$15,164	$23,530	$(8,366)
2.50%	Annually	1-day TONA	Annually	JPY	117,000	09/16/2046	(77,741)	(65,103)	(12,638)
1-day SOFR	Annually	2.97%	Annually	USD	1,235	03/15/2053	243,131	(1,044)	244,175
1-day SOFR	Annually	3.25%	Annually	USD	365	06/21/2053	55,574	10	55,564
1-day SOFR	Annually	3.59%	Annually	USD	670	09/20/2053	65,381	679	64,702
1-day EUROSTR	Annually	3.10%	Annually	EUR	1,024	08/15/2054	(27,287)	(10,994)	(16,293)
1-day SOFR	Annually	4.05%	Annually	USD	7,140	04/13/2056	(10,478)	10,492	(20,970)
							$821,968	$1,096,576	$(274,608)
Abbreviations
BBR-FRA	New Zealand Dollar Bank Bill Rate-Forward Rate Agreement Basis Swap
BBSW	Australian Bank Bill Swap Rate
BNP	BNP Paribas Securities Corp
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
EUROSTR	Euro short term rate
JPM	JP Morgan Chase & Co
NIBOR	Norwegian Interbank Offered Rate
SARON	Swiss Average Rate Overnight interest rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STIBOR	Swedish Krona Stockholm Interbank Offered Rate
TONA	Tokyo Overnight Average Rate
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 1.45%
397,000	Aligned Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.00%, 08/17/2048	$ 397,416
228,000	AutoNation Finance Trust(b) Series 2025-1A Class A3 4.62%, 11/13/2029	228,493
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2023-4A Class A
370,000	5.49%, 06/20/2029	374,530
	Series 2023-8A Class A
281,000	6.02%, 02/20/2030	289,113
	Series 2025-2A Class A
326,000	5.12%, 08/20/2031	328,342
	Series 2025-3A Class A
113,000	4.17%, 02/20/2030	111,292
545,000	Ballyrock Ltd(b)(c) Series 2023-24A Class A1R 4.99%, 07/15/2038 3-mo. SOFR + 1.32%	546,294
37,379	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	36,829
	CyrusOne Data Centers Issuer I LLC(b)
	Series 2023-1A Class B
102,778	5.45%, 04/20/2048	101,863
	Series 2023-2A Class A2
502,000	5.56%, 11/20/2048	501,588
1,490,000	DataBank Issuer II LLC(b) Series 2025-1A Class A2 5.18%, 09/27/2055	1,460,552
44,024	Ent Auto Receivables Trust(b) Series 2023-1A Class A3 6.24%, 01/16/2029	44,127
750,568	Ford Auto Securitization Trust II(b) Series 2022-AA Class A3 CAD, 5.40%, 09/15/2028	534,852
975,000	Invesco US Ltd(b)(c) Series 2023-3A Class AR 4.98%, 07/15/2038 3-mo. SOFR + 1.31%	975,717
619,000	Merchants Fleet Funding LLC(b) Series 2025-1A Class A 4.49%, 01/20/2039	618,179
192,019	Mosaic Solar Loan Trust(b) Series 2023-2A Class A 5.36%, 09/22/2053	181,113
680,000	Octagon Ltd(b)(c) Series 2023-2A Class A1R 5.08%, 04/20/2038 3-mo. SOFR + 1.40%	681,389
420,262	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	415,599
Principal Amount(a)		Fair Value
Non-Agency — (continued)
124,000	PenFed Auto Receivables Owner Trust(b) Series 2025-A Class A3 4.03%, 07/15/2030	$ 123,215
575,000	Regatta XXV Funding Ltd(b)(c) Series 2023-1A Class A1R 5.01%, 07/15/2038 3-mo. SOFR + 1.34%	575,778
565,000	Retained Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2A 5.00%, 09/15/2048	559,303
135,599	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	127,507
84,822	Sunnova Hestia I Issuer LLC(b) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	82,497
616,333	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	579,675
725,681	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	725,691
167,785	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	164,228
		10,765,182
U.S. Government Agency — 0.03%
190,664	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	187,314
TOTAL ASSET-BACKED SECURITIES — 1.48% (Cost $10,947,332)		10,952,496
CORPORATE BONDS AND NOTES
Basic Materials — 0.11%
400,000	Arkema SA EUR, 3.50%, 09/09/2033	449,938
200,000	Inversiones CMPC SA(b) 6.13%, 06/23/2033	198,481
200,000	POSCO(b) 5.75%, 01/17/2028	203,274
		851,693
Communications — 1.10%
600,000	Alphabet Inc 5.65%, 02/15/2056	592,028
	Amazon.com Inc
540,000	EUR, 3.70%, 03/16/2035	621,064
275,000	EUR, 4.05%, 03/16/2039	317,047
273,000	5.80%, 03/13/2056	271,258

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Charter Communications Operating LLC / Charter Communications Operating Capital
357,000	5.85%, 12/01/2035	$ 345,540
921,000	4.80%, 03/01/2050	686,977
924,000	3.85%, 04/01/2061	542,625
460,000	Fibercop SpA EUR, 5.38%, 04/15/2031	545,075
500,000	Informa PLC EUR, 3.25%, 10/23/2030	567,456
600,000	Koninklijke KPN NV EUR, 3.38%, 02/17/2035	667,669
	Meta Platforms Inc
1,150,000	4.60%, 11/15/2032	1,130,784
1,303,000	6.20%, 05/15/2046	1,303,902
480,000	Vodafone Group PLC EUR, 4.63%, 09/12/2055	540,057
		8,131,482
Consumer, Cyclical — 0.72%
523,000	Aptiv Swiss Holdings Ltd EUR, 4.25%, 06/11/2036	597,236
900,000	Ford Motor Credit Co LLC 7.12%, 11/07/2033	957,362
700,000	Gildan Activewear Inc(b) 4.70%, 10/07/2030	686,970
400,000	Renault SA EUR, 3.88%, 09/30/2030	456,138
1,500,000	Toyota Motor Finance Netherlands BV EUR, 3.13%, 04/21/2028	1,717,542
	Volkswagen International Finance NV(d)
500,000	EUR, 4.38%, Perpetual	552,553
300,000	EUR, 5.99%, Perpetual	352,566
		5,320,367
Consumer, Non-Cyclical — 1.78%
479,000	Anheuser-Busch InBev SA EUR, 3.88%, 05/19/2038	547,009
600,000	ASTM SpA EUR, 2.38%, 11/25/2033	620,895
425,000	Autostrade per l'Italia SpA EUR, 4.63%, 02/28/2036	506,076
300,000	Bayer AG EUR, 7.00%, 09/25/2083	379,117
635,000	Becton Dickinson & Co EUR, 3.83%, 06/07/2032	737,117
294,000	BMS Ireland Capital Funding Designated Activity Co EUR, 4.58%, 11/10/2055	332,660
790,000	Eurofins Scientific SE EUR, 4.75%, 09/06/2030	944,104
428,000	Fiserv Funding ULC EUR, 4.00%, 06/15/2036	473,302
	Global Payments Inc
517,000	EUR, 4.88%, 03/17/2031	610,174
1,230,000	5.55%, 11/15/2035	1,192,393
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
200,000	Indigo Group SAS EUR, 4.50%, 04/18/2030	$ 236,687
300,000	JT International Financial Services BV EUR, 3.87%, 09/04/2055	338,094
	Kraft Heinz Foods Co
281,000	5.00%, 06/04/2042	251,768
54,000	4.38%, 06/01/2046	43,198
700,000	Medtronic Inc EUR, 4.15%, 10/15/2043	791,533
1,170,000	Merck & Co Inc 5.55%, 12/04/2055	1,149,025
374,000	Pfizer Investment Enterprises Pte Ltd 5.11%, 05/19/2043	354,380
	Sartorius Finance BV
300,000	EUR, 4.50%, 09/14/2032	357,596
700,000	EUR, 4.88%, 09/14/2035	849,283
1,500,000	Stryker Corp EUR, 2.13%, 11/30/2027	1,696,607
646,000	Viatris Inc 4.00%, 06/22/2050	443,452
300,000	Werfen SA EUR, 3.63%, 02/12/2032	340,762
		13,195,232
Energy — 1.71%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
291,000	EUR, 3.81%, 03/11/2034	334,684
318,000	EUR, 4.19%, 03/11/2038	368,325
344,000	EUR, 4.74%, 03/11/2046	402,174
	Eni SpA(b)
336,000	5.50%, 05/15/2034	340,986
431,000	5.95%, 05/15/2054	426,439
	Petroleos Mexicanos
1,894,000	5.95%, 01/28/2031	1,871,987
3,543,000	6.70%, 02/16/2032	3,574,352
59,000,000	MXN, 10.80%, 08/08/2034	3,404,625
400,000	Repsol E&P Capital Markets US LLC(b) 5.98%, 09/16/2035	407,930
	Wintershall Dea Finance 2 BV(d)
400,000	EUR, 3.00%, Perpetual	443,944
400,000	EUR, 6.12%, Perpetual	473,613
600,000	Wintershall Dea Finance BV EUR, 1.82%, 09/25/2031	617,292
		12,666,351
Financial — 7.26%
700,000	Aareal Bank AG EUR, 5.63%, 12/12/2034	830,633
492,000	American National Group Inc 6.00%, 07/15/2035	490,162
580,000	Apollo Debt Solutions BDC(b) 5.70%, 01/23/2031	567,848

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
1,692,000	Avolon Holdings Funding Ltd(b) 2.75%, 02/21/2028	$ 1,639,549
	Banco Santander SA
200,000	5.55%, 03/14/2028	201,284
200,000	4.18%, 03/24/2028	199,447
500,000	EUR, 3.50%, 10/02/2032	570,206
800,000	5.13%, 11/06/2035	784,354
	Bank of America Corp
275,000	3.82%, 01/20/2028	274,024
280,000	2.55%, 02/04/2028	276,837
275,000	3.71%, 04/24/2028	273,135
275,000	4.38%, 04/27/2028	274,709
	Bank of Montreal
170,000	4.10%, 12/15/2027	169,769
170,000	4.06%, 09/22/2028	169,059
700,000	5.30%, 06/02/2037	700,666
	Bank of Nova Scotia
170,000	4.40%, 09/08/2028	169,753
170,000	4.04%, 09/15/2028	169,015
400,000	Banque Federative du Credit Mutuel SA EUR, 3.75%, 02/03/2034	461,172
	Barclays PLC
320,000	GBP, 9.25%, Perpetual(d)	450,994
200,000	2.28%, 11/24/2027	198,256
200,000	5.67%, 03/12/2028	201,612
200,000	5.50%, 08/09/2028	201,774
200,000	7.39%, 11/02/2028	206,806
250,000	EUR, 4.35%, 05/08/2035	294,628
560,000	EUR, 3.94%, 01/31/2036	641,770
	Blackstone Private Credit Fund
453,000	6.25%, 01/25/2031	453,353
402,000	5.35%, 03/12/2031	386,521
	BNP Paribas SA
789,000	7.75%, Perpetual(b)(d)	826,503
200,000	4.63%, 03/13/2027(b)	200,163
200,000	2.59%, 01/20/2028(b)	197,884
200,000	1.90%, 09/30/2028(b)	193,482
500,000	EUR, 4.75%, 11/13/2032	603,220
	BPCE SA
200,000	EUR, 3.63%, 10/01/2033	226,410
500,000	EUR, 4.00%, 01/20/2034	576,238
1,297,000	5.77%, 06/02/2037(b)	1,300,024
1,400,000	EUR, 2.13%, 10/13/2046	1,438,928
	Brown & Brown Inc
210,000	5.25%, 06/23/2032	210,211
300,000	5.65%, 06/11/2034	303,896
310,000	5.55%, 06/23/2035	309,330
	Canadian Imperial Bank of Commerce
270,000	4.86%, 01/13/2028	270,626
170,000	4.24%, 09/08/2028	169,448
600,000	6.50%, 07/28/2086	601,350
420,000	CI Financial Corp(b) EUR, 4.63%, 12/12/2031	485,469
1,290,000	Citadel Finance LLC(b) 5.90%, 02/10/2030	1,300,775
	Citigroup Inc
275,000	3.89%, 01/10/2028	274,073
Principal Amount(a)		Fair Value
Financial — (continued)
275,000	3.07%, 02/24/2028	$ 272,410
275,000	4.64%, 05/07/2028	275,170
680,000	EUR, 3.49%, 10/22/2034	765,744
830,000	EUR, 4.11%, 04/29/2036	970,645
400,000	Commerzbank AG(d) EUR, 6.50%, Perpetual	485,058
400,000	Cooperatieve Rabobank UA(d) EUR, 4.88%, Perpetual	464,552
	Credit Agricole SA
338,000	4.82%, 09/25/2033(b)	331,319
1,100,000	EUR, 4.38%, 11/27/2033	1,316,164
	Danske Bank A/S(b)
200,000	5.43%, 03/01/2028	201,258
200,000	4.30%, 04/01/2028	199,752
	Deutsche Bank AG
600,000	EUR, 7.38%, Perpetual(d)	744,687
175,000	2.55%, 01/07/2028	173,268
170,000	5.71%, 02/08/2028	171,207
400,000	EUR, 3.00%, 06/16/2029	454,851
900,000	EUR, 1.75%, 11/19/2030	973,320
200,000	DNB Bank ASA(b) 1.61%, 03/30/2028	195,785
373,000	GA Global Funding Trust EUR, 4.13%, 09/16/2035	418,789
1,266,000	GLP Capital LP / GLP Financing II Inc REIT 5.75%, 11/01/2037	1,247,512
	Goldman Sachs Group Inc
280,000	2.64%, 02/24/2028	276,626
275,000	3.62%, 03/15/2028	273,194
275,000	4.94%, 04/23/2028	275,783
	HSBC Holdings PLC
200,000	2.25%, 11/22/2027	198,075
240,000	4.04%, 03/13/2028	239,114
240,000	4.76%, 06/09/2028	240,299
235,000	5.21%, 08/11/2028	236,614
451,000	EUR, 3.91%, 05/13/2034	521,177
510,000	Huntington Bancshares Inc 5.61%, 01/28/2041	500,006
	ING Groep NV
200,000	4.02%, 03/28/2028	199,256
900,000	EUR, 3.50%, 08/17/2036	1,006,038
500,000	Intesa Sanpaolo SpA(d) EUR, 9.13%, Perpetual	650,960
600,000	JAB Holdings BV EUR, 5.00%, 06/12/2033	733,929
	JPMorgan Chase & Co
275,000	3.78%, 02/01/2028	273,883
275,000	2.95%, 02/24/2028	272,241
270,000	5.57%, 04/22/2028	272,251
280,000	3.54%, 05/01/2028	277,699
200,000	KBC Group NV(b) 5.80%, 01/19/2029	203,485
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,121,250
	Lloyds Banking Group PLC
200,000	5.46%, 01/05/2028	201,019
200,000	3.75%, 03/18/2028	198,961

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
1,229,000	Mitsubishi UFJ Financial Group Inc 5.06%, 01/14/2037	$ 1,206,279
	Morgan Stanley
280,000	2.48%, 01/21/2028	276,965
270,000	5.65%, 04/13/2028	272,308
275,000	4.21%, 04/20/2028	274,430
275,000	3.59%, 07/22/2028	271,990
560,000	EUR, 4.10%, 05/22/2036	652,196
917,000	4.89%, 10/22/2036	888,067
253,000	EUR, 3.98%, 01/23/2037	289,543
200,000	Nationwide Building Society(b) 2.97%, 02/16/2028	197,965
	NatWest Group PLC
400,000	5.58%, 03/01/2028	402,889
400,000	3.07%, 05/22/2028	394,906
490,000	P3 Group SARL EUR, 3.75%, 04/02/2033	549,135
170,000	PNC Finacial Services 6.62%, 10/20/2027	171,074
170,000	PNC Financial Services Group Inc 5.30%, 01/21/2028	170,719
	Realty Income Corp REIT
266,000	EUR, 5.13%, 07/06/2034	328,766
352,000	EUR, 3.88%, 06/20/2035	397,965
635,000	RLGH Finance Bermuda Ltd 8.25%, 07/17/2031	701,313
170,000	Royal Bank of Canada 4.51%, 10/18/2027	170,025
420,000	Sammons Financial Group Inc(b) 5.95%, 06/15/2036	420,665
200,000	Societe Generale(b) 2.80%, 01/19/2028	198,072
	Societe Generale SA(b)
350,000	9.38%, Perpetual(d)	368,145
200,000	5.52%, 01/19/2028	200,974
200,000	Standard Chartered Plc(b) 2.61%, 01/12/2028	197,945
	Standard Chartered PLC(b)
200,000	6.75%, 02/08/2028	202,526
200,000	5.69%, 05/14/2028	201,880
320,000	Sumitomo Mitsui Financial Group Inc EUR, 3.69%, 10/06/2036	362,367
200,000	Swedbank AB(b) 5.34%, 09/20/2027	202,196
	UBS Group AG(b)
680,000	7.00%, Perpetual(d)	682,736
200,000	6.33%, 12/22/2027	201,672
200,000	4.75%, 05/12/2028	200,404
	US Bancorp
175,000	2.22%, 01/27/2028	172,776
170,000	4.55%, 07/22/2028	170,025
	Volksbank Wien AG
200,000	EUR, 5.75%, 06/21/2034	236,247
600,000	EUR, 5.50%, 12/04/2035	707,967
	WEA Finance LLC REIT(b)
960,000	2.88%, 01/15/2027	950,760
Principal Amount(a)		Fair Value
Financial — (continued)
125,000	4.13%, 09/20/2028	$ 123,071
	Wells Fargo & Co
270,000	4.90%, 01/24/2028	270,612
275,000	3.53%, 03/24/2028	272,985
270,000	5.71%, 04/22/2028	272,429
590,000	Western Alliance Bank 6.54%, 11/15/2035	585,894
429,000	WP Carey Inc REIT EUR, 3.70%, 11/19/2034	479,319
		53,876,919
Industrial — 0.96%
768,000	Amcor UK Finance PLC EUR, 3.95%, 05/29/2032	886,281
2,500,000	Caterpillar Financial Services Corp EUR, 3.74%, 09/04/2026	2,861,757
100,000	Cellnex Finance Co SA EUR, 2.00%, 02/15/2033	102,579
	Deutsche Bahn AG
134,000	EUR, 1.38%, 03/03/2034	133,389
360,000	EUR, 0.63%, 04/15/2036	316,066
20,000	EUR, 1.13%, 05/29/2051	12,294
333,000	DS Smith PLC EUR, 4.50%, 07/27/2030	393,720
510,000	GFL Environmental Inc(b) 6.75%, 01/15/2031	524,677
570,000	Heathrow Funding Ltd EUR, 3.88%, 01/16/2036	643,090
300,000	IDS Financing PLC EUR, 4.00%, 10/01/2032	338,101
	Vertiv Holdings Co
570,000	5.80%, 03/15/2056	561,010
340,000	5.95%, 03/15/2066	336,645
		7,109,609
Technology — 0.94%
	Foundry JV Holdco LLC(b)
640,000	6.25%, 01/25/2035	679,343
640,000	6.10%, 01/25/2036	674,699
630,000	6.20%, 01/25/2037	666,184
300,000	Infineon Technologies AG EUR, 3.75%, 02/16/2037	339,916
	Intel Corp
450,000	5.70%, 02/10/2053	424,376
477,000	5.60%, 02/21/2054	446,113
	Oracle Corp
90,000	4.80%, 09/26/2032	85,636
780,000	5.20%, 09/26/2035	730,241
730,000	5.70%, 02/04/2036	706,972
410,000	3.60%, 04/01/2040	298,959
1,074,000	3.65%, 03/25/2041	771,245
588,000	5.95%, 09/26/2055	499,693
550,000	6.85%, 02/04/2066	511,933
140,000	Take-Two Interactive Software Inc 5.60%, 06/12/2034	143,231
		6,978,541

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — 2.21%
540,000	Cadent Finance PLC EUR, 3.75%, 04/16/2033	$ 618,913
1,060,000	Constellation Energy Generation LLC 5.88%, 01/15/2066	1,035,720
130,000	DWR Cymru Financing UK PLC GBP, 6.25%, 09/08/2037	172,479
	Electricite de France SA
400,000	EUR, 7.50%, Perpetual(d)	491,388
1,000,000	EUR, 2.00%, 12/09/2049	699,222
200,000	Engie SA EUR, 4.50%, 09/06/2042	231,225
	Eversource Energy
230,000	6.10%, 08/15/2056	229,551
117,000	6.35%, 08/15/2056	117,093
600,000	Fluxys SA EUR, 4.00%, 11/28/2030	695,596
1,109,000	London Power Networks PLC EUR, 3.84%, 06/11/2037	1,259,480
501,000	National Grid North America Inc EUR, 4.67%, 09/12/2033	606,836
	NextEra Energy Capital Holdings Inc
518,000	EUR, 4.75%, 02/26/2056	585,377
300,000	EUR, 4.00%, 05/15/2056	338,347
742,000	EUR, 4.50%, 05/15/2056	836,129
	Northumbrian Water Finance PLC
449,000	GBP, 6.38%, 10/28/2034	612,838
310,000	GBP, 5.50%, 10/02/2037	386,730
360,000	Oncor Electric Delivery Co LLC EUR, 3.63%, 06/15/2034	410,529
140,000	Orsted AS GBP, 4.88%, 01/12/2032	179,578
	Pacific Gas & Electric Co
344,000	5.20%, 05/01/2036	334,122
1,027,000	6.00%, 05/01/2056	982,558
	PG&E Corp
563,000	7.38%, 03/15/2055	573,687
340,000	6.85%, 09/15/2056	338,793
	Puget Energy Inc
240,000	7.00%, 09/15/2056	242,623
510,000	7.25%, 09/15/2056	519,175
460,000	RWE Finance US LLC(b) 5.88%, 04/16/2034	473,659
1,659,000	Sierra Pacific Power Co 6.38%, 09/15/2056	1,654,690
300,000	South Eastern Power Networks PLC EUR, 4.10%, 03/17/2038	346,162
205,000	Spire Inc 6.25%, 06/01/2056	204,207
800,000	Suez SACA EUR, 5.00%, 11/03/2032	976,849
Principal Amount(a)		Fair Value
Utilities — (continued)
200,000	Yorkshire Water Finance PLC GBP, 6.60%, 04/17/2031	$ 276,421
		16,429,977
TOTAL CORPORATE BONDS AND NOTES — 16.79% (Cost $125,950,863)		124,560,171
FOREIGN GOVERNMENT BONDS AND NOTES
	Australia Government Bond
2,675,000	AUD, 4.50%, 04/21/2033	1,847,827
1,385,000	AUD, 3.25%, 06/21/2039	808,537
500,000	AUD, 3.00%, 03/21/2047	250,782
90,000,000	Bonos de la Tesoreria de la Republica en pesos(b) CLP, 4.70%, 09/01/2030	97,862
17,000(e)	Brazil Notas do Tesouro Nacional Serie F BRL, 10.00%, 01/01/2037	2,571,523
352,000	Brazilian Government International Bond EUR, 5.50%, 04/23/2036	406,306
	Bundesrepublik Deutschland Bundesanleihe
4,700,000	EUR, 0.25%, 02/15/2029	5,068,127
2,816,293	EUR, 5.50%, 01/04/2031	3,613,749
2,110,000	EUR, 2.57%, 08/15/2031	2,114,701
11,891,000	EUR, 2.30%, 02/15/2033	13,266,032
1,820,000	EUR, 2.20%, 02/15/2034	2,001,179
290,000	EUR, 4.75%, 07/04/2034	378,684
1,298,480	EUR, 2.50%, 02/15/2035	1,449,201
2,350,000	EUR, 2.82%, 05/15/2035	2,094,937
1,097,561	EUR, 2.60%, 08/15/2035	1,230,795
1,500,000	EUR, 2.90%, 02/15/2036	1,719,498
3,337,000	EUR, 2.88%, 05/15/2036	2,874,884
100,000	EUR, 4.00%, 01/04/2037	125,323
1,426,000	EUR, 3.39%, 08/15/2050	724,365
989,000	EUR, 2.90%, 08/15/2056	1,020,740
	Bundesschatzanweisungen
1,630,000	EUR, 1.90%, 09/16/2027	1,849,065
12,000,000	EUR, 2.00%, 12/16/2027	13,610,238
	Canadian Government Bond
9,500,000	CAD, 2.50%, 05/01/2028	6,669,593
1,730,000	CAD, 1.50%, 12/01/2031	1,123,387
710,000	CAD, 4.00%, 06/01/2041	525,247
1,486,000	CAD, 2.75%, 12/01/2055	856,343
	Chile Government International Bond
424,282	EUR, 3.80%, 07/01/2035	487,960
2,851,000	EUR, 3.88%, 04/14/2036	3,259,798
	China Government Bond
2,700,000	CNY, 1.61%, 02/15/2035	396,174
21,300,000	CNY, 1.75%, 02/25/2036	3,145,408
3,700,000	CNY, 1.72%, 05/15/2036	544,959
3,530,000	CNY, 3.81%, 09/14/2050	668,058
20,000	CNY, 1.92%, 01/15/2055	2,736
	Colombian TES
10,643,399,808	COP, 12.50%, 02/27/2030	3,126,182

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
36,992,099,584	COP, 13.25%, 02/09/2033	$ 11,395,607
2,300,000,000	COP, 11.75%, 01/24/2035	659,744
11,290,000	Czech Republic Government Bond CZK, 3.00%, 03/03/2033	491,581
1,550,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	278,833
	Eagle Funding Luxco SARL
4,100,000	5.50%, 08/17/2030(b)	4,116,605
4,850,000	5.50%, 08/17/2030	4,869,642
	European Union
830,000	EUR, 3.13%, 12/04/2030	962,199
1,474,000	EUR, 0.20%, 06/04/2036	1,256,961
651,843	EUR, 3.75%, 10/12/2045	735,012
2,797,247	EUR, 3.00%, 03/04/2053	2,675,133
1,740,000	EUR, 4.00%, 10/12/2055	1,980,388
	Finland Government Bond(b)
750,000	EUR, 0.50%, 09/15/2027	836,263
150,000	EUR, 3.00%, 09/15/2033	171,923
	French Republic Government Bond OAT(b)
1,025,000	EUR, 2.75%, 02/25/2029	1,171,278
2,400,000	EUR, 3.00%, 05/25/2033	2,701,371
2,519,000	EUR, 3.00%, 11/25/2034	2,790,098
1,475,000	EUR, 4.00%, 10/25/2038	1,718,040
650,000	EUR, 3.25%, 05/25/2055	602,218
5,410,000	Hazine Mustesarligi Varlik Kiralama AS(b) 6.70%, 07/02/2032	5,396,799
	Hellenic Republic Government Bond(b)
339,000	EUR, 3.63%, 06/15/2035	392,874
211,000	EUR, 4.38%, 07/18/2038	257,332
	Hungary Government Bond
70,000	HUF, 2.25%, 04/20/2033	190
50,000,000	HUF, 7.00%, 10/24/2035	182,961
412,740,000	HUF, 6.25%, 09/23/2037	1,455,619
	Iceland Rikisbref
34,105,376	ISK, 6.50%, 01/24/2031	259,960
141,644,768	ISK, 7.00%, 09/17/2035	1,134,610
277,746,561	ISK, 6.50%, 02/15/2038	2,156,787
286,078,016	ISK, 4.50%, 02/17/2042	1,819,628
	Indonesia Treasury Bond
18,826,999,808	IDR, 7.00%, 09/15/2030	1,041,696
10,000,000,000	IDR, 8.38%, 03/15/2034	597,148
550,000	Ireland Government Bond EUR, 2.60%, 10/18/2034	614,293
	Italy Buoni Poliennali Del Tesoro
3,000,000	EUR, 2.85%, 02/01/2031	3,409,106
3,638,000	EUR, 3.65%, 08/01/2035(b)	4,203,569
1,652,000	EUR, 0.95%, 03/01/2037(b)	1,440,987
100,000	EUR, 2.45%, 09/01/2050(b)	82,914
654,000	EUR, 2.15%, 09/01/2052(b)	495,415
8,335,000	EUR, 4.30%, 10/01/2054(b)	9,425,074
699,000	EUR, 2.15%, 03/01/2072(b)	477,757
	Japan Government Forty Year Bond
16,100,000	JPY, 1.00%, 03/20/2062	45,876
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
2,298,449,984	JPY, 2.20%, 03/20/2064	$ 9,577,453
	Japan Government Ten Year Bond
669,400,000	JPY, 0.10%, 03/20/2027	4,087,995
600,000,000	JPY, 0.10%, 12/20/2027	3,627,639
260,000,000	JPY, 2.40%, 03/20/2036	1,563,533
	Japan Government Thirty Year Bond
589,699,968	JPY, 1.50%, 03/20/2045	2,618,806
163,700,000	JPY, 0.80%, 12/20/2047	576,894
23,950,000	JPY, 0.70%, 12/20/2050	74,403
590,000,000	JPY, 1.80%, 09/20/2053	2,355,428
606,049,984	JPY, 1.60%, 12/20/2053	2,288,673
87,750,000	JPY, 1.80%, 03/20/2054	348,253
866,600,016	JPY, 2.20%, 06/20/2054	3,790,399
411,550,000	JPY, 2.10%, 09/20/2054	1,754,558
70,500,000	JPY, 2.80%, 06/20/2055	350,332
	Japan Government Twenty Year Bond
431,500,000	JPY, 1.50%, 06/20/2034	2,482,157
1,000,000	JPY, 1.40%, 12/20/2042	4,619
21,100,000	JPY, 1.10%, 03/20/2043	91,899
552,000,000	Japanese Government CPI Linked Bond JPY, 0.60%, 03/10/2036	3,398,271
	Kingdom of Belgium Government Bond(b)
740,000	EUR, 3.40%, 06/22/2036	843,298
1,050,000	EUR, 3.30%, 06/22/2054	1,011,118
374,000	EUR, 3.50%, 06/22/2055	371,182
	Korea Treasury Bond
1,236,000,000	KRW, 4.25%, 12/10/2032	807,525
14,500,000,256	KRW, 2.63%, 06/10/2035	8,341,331
3,300,000,000	KRW, 3.25%, 12/10/2035	1,987,226
1,200,000,000	KRW, 4.25%, 06/10/2036	783,260
1,219,000,064	KRW, 3.13%, 09/10/2052	632,027
1,847,000,000	KRW, 3.25%, 03/10/2053	980,562
280,000,000	KRW, 3.50%, 03/10/2056	154,572
6,000,000	Malaysia Government Bond MYR, 3.48%, 07/02/2035	1,455,333
200,000(f)	Mexican Bonos MXN, 8.00%, 02/21/2036	1,066,739
	Mexico Government International Bond
3,480,000	EUR, 3.88%, 05/16/2031	3,949,923
1,690,000	5.38%, 03/22/2033	1,651,215
3,806,000	EUR, 4.50%, 03/19/2034	4,337,940
335,000	5.63%, 09/22/2035	325,453
1,614,000	EUR, 4.88%, 05/16/2036	1,845,022
2,000,000	6.25%, 08/27/2037	2,000,589
286,000	6.13%, 02/09/2038	280,566
4,220,000	EUR, 4.00%, 03/15/2115	3,269,506
	Netherlands Government Bond(b)
1,300,000	EUR, 2.50%, 07/15/2034	1,447,343
275,000	EUR, 4.00%, 01/15/2037	341,435
	New South Wales Treasury Corp
1,961,000	AUD, 2.00%, 03/08/2033	1,130,756
989,000	AUD, 4.75%, 02/20/2035	664,670

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,060,400	AUD, 4.25%, 02/20/2036	$ 676,468
1,538,000	AUD, 4.75%, 02/20/2037	1,008,491
	New Zealand Government Bond
670,000	NZD, 3.50%, 04/14/2033	367,390
950,000	NZD, 4.25%, 05/15/2034	541,899
393,000	Peru Government Bond(g) PEN, 6.15%, 08/12/2032	124,564
500,000	Peruvian Government International Bond PEN, 6.90%, 08/12/2037	149,457
550,000	Portugal Obrigacoes do Tesouro OT(b) EUR, 2.88%, 10/20/2034	619,448
	Province of Ontario Canada
1,032,000	CAD, 4.15%, 12/02/2054	685,358
1,762,000	CAD, 4.60%, 12/02/2055	1,261,881
590,000	Province of Quebec Canada CAD, 4.20%, 12/01/2057	390,358
	Queensland Treasury Corp
846,000	AUD, 2.00%, 08/22/2033	479,833
2,209,000	AUD, 1.75%, 07/20/2034(b)	1,188,066
685,000	AUD, 4.50%, 08/22/2035(b)	447,871
1,279,000	AUD, 5.00%, 07/21/2037(b)	851,031
1,380,000	AUD, 5.25%, 08/13/2038(b)	928,612
1,650,000	Republic of Austria Government Bond(b) EUR, 2.90%, 02/20/2034	1,877,516
	Republic of Poland Government Bond
3,125,000	PLN, 6.00%, 10/25/2033	881,848
2,100,000	PLN, 5.00%, 10/25/2034	554,518
5,400,000	PLN, 5.00%, 10/25/2035	1,413,358
2,694,000	Republic of Poland Government International Bond EUR, 2.88%, 01/15/2031	3,053,382
1,200,000	Romania Government Bond RON, 6.75%, 04/25/2035	261,755
	Romanian Government International Bond
749,000	EUR, 5.25%, 05/30/2032(b)	873,424
1,089,000	EUR, 5.63%, 02/22/2036(b)	1,255,072
218,000	EUR, 6.75%, 07/11/2039	264,080
630,000	Singapore Government Bond SGD, 3.38%, 09/01/2033	532,487
	Spain Government Bond(b)
3,175,000	EUR, 0.70%, 04/30/2032	3,207,516
2,648,000	EUR, 2.35%, 07/30/2033	2,897,370
1,060,000	EUR, 3.25%, 04/30/2034	1,221,934
2,440,000	EUR, 3.45%, 10/31/2034	2,846,431
241,000	EUR, 1.00%, 10/31/2050	149,803
	Swiss Confederation Government Bond
1,410,000	CHF, 0.50%, 06/27/2032	1,781,425
930,000	CHF, 3.50%, 04/08/2033	1,407,660
	Thailand Government Bond
62,850,000	THB, 2.00%, 12/17/2031	1,926,286
44,980,000	THB, 2.41%, 03/17/2035	1,399,654
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
4,733,000	Treasury Corp of Victoria AUD, 4.75%, 09/15/2036	$ 3,111,499
	United Kingdom Gilt
600,000	GBP, 1.63%, 10/22/2028	752,983
1,429,541	GBP, 4.75%, 12/07/2030	1,938,636
2,300,000	GBP, 5.25%, 01/31/2041	3,076,928
2,159,140	GBP, 3.50%, 01/22/2045	2,238,241
2,210,000	GBP, 1.25%, 07/31/2051	1,243,358
10,720,000	GBP, 1.50%, 07/31/2053	6,231,838
6,675,000	GBP, 4.38%, 07/31/2054	7,434,852
1,000,000	GBP, 5.38%, 01/31/2056	1,305,761
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 40.14% (Cost $322,292,749)		$297,763,936
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.30%
196,249	A&D Mortgage Trust(b)(h) Series 2023-NQM2 Class A1 6.13%, 05/25/2068	195,668
	COLT Mortgage Loan Trust(b)(h)
	Series 2023-2 Class A1
132,023	6.60%, 07/25/2068	131,616
	Series 2023-4 Class A1
333,577	7.16%, 10/25/2068	334,488
389,587	New Residential Mortgage Loan Trust(b)(i) Series 2022-NQM1 Class A1 2.28%, 04/25/2061	349,820
414,805	Onslow Bay Financial LLC(b)(i) Series 2025-NQM18 Class A1 5.06%, 09/25/2065	412,319
723,000	Sequoia Logistics Designated Activity Co(b)(c) Series 2025-1A Class B EUR, 4.03%, 02/17/2037 3-mo. EURIBOR + 1.75%	826,778
		2,250,689
U.S. Government Agency — 18.20%
	Federal Home Loan Mortgage Corp
781,725	2.50%, 10/01/2035	735,542
1,623,404	5.00%, 04/01/2036	1,631,023
4,351,308	5.50%, 07/01/2040	4,421,903
1,284,064	5.00%, 11/01/2040	1,290,090
1,712,720	5.50%, 11/01/2040	1,740,507
2,861,866	5.00%, 01/01/2041	2,875,297
928,451	5.50%, 03/01/2041	943,514
2,529,623	5.50%, 05/01/2041	2,570,663
697,611	2.50%, 06/01/2042	622,402
2,540,948	3.00%, 10/01/2042	2,329,463
573,266	5.50%, 09/01/2043	576,991
808,218	5.50%, 06/01/2045	816,994
1,768,678	5.50%, 07/01/2045	1,785,582
978,764	5.50%, 09/01/2045	990,825

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
618,564	2.00%, 03/01/2051	$ 495,312
4,855,979	2.50%, 01/01/2052	4,128,671
1,147,350	3.00%, 02/01/2052	1,019,043
675,133	2.00%, 03/01/2052	542,484
2,589,973	5.50%, 09/01/2053	2,638,335
1,511,078	5.50%, 07/01/2054	1,534,685
1,626,449	5.00%, 06/01/2055	1,614,091
2,138,336	5.50%, 11/01/2055	2,150,353
3,156,946	5.00%, 03/01/2056	3,109,302
1,538,152	5.00%, 04/01/2056	1,529,317
	Federal National Mortgage Association
1,479,062	5.50%, 03/01/2035	1,503,058
542,683	3.50%, 07/01/2037	534,762
320,029	3.00%, 05/01/2040	295,322
2,397,380	5.50%, 07/01/2040	2,436,275
797,840	2.50%, 12/01/2040	716,156
1,675,474	5.00%, 12/01/2040	1,683,337
801,709	2.50%, 05/01/2041	715,896
1,350,505	5.50%, 05/01/2041	1,381,699
1,735,000	5.50%, 06/01/2041	1,780,662
839,995	2.50%, 03/01/2042	746,263
1,214,128	2.00%, 08/01/2042	1,053,855
631,001	5.50%, 11/01/2043	636,680
2,176,441	3.00%, 02/01/2050	1,965,720
275,600	3.00%, 05/01/2050	245,368
1,679,712	2.50%, 10/01/2050	1,417,129
1,075,903	2.00%, 04/01/2051	864,445
1,942,898	2.00%, 09/01/2051	1,561,954
1,818,181	2.00%, 02/01/2052	1,481,015
1,317,559	2.00%, 05/01/2052	1,075,464
2,239,549	3.50%, 09/01/2052	2,033,236
1,246,360	4.50%, 08/01/2053	1,205,077
1,830,593	5.50%, 12/01/2053	1,862,247
1,655,055	5.00%, 09/01/2054	1,638,056
914,583	5.50%, 09/01/2054	928,920
2,194,005	5.50%, 10/01/2054	2,227,216
1,574,724	5.50%, 01/01/2055	1,587,388
1,163,042	6.00%, 01/01/2055	1,205,066
1,970,631	4.50%, 12/01/2055	1,888,778
	Government National Mortgage Association
1,430,000	2.50%, TBA	1,220,751
3,210,000	3.50%, TBA	2,882,364
5,220,000	5.00%, TBA	5,145,888
1,829,280	4.00%, 01/20/2055	1,701,426
1,158,168	4.00%, 05/20/2055	1,077,218
1,600,434	4.50%, 11/20/2055	1,538,120
1,602,156	4.50%, 12/20/2055	1,539,774
	Uniform Mortgage-Backed Security(j)
6,100,000	2.00%, TBA	4,869,486
7,310,000	2.50%, TBA	6,106,705
6,290,000	3.00%, TBA	5,483,111
1,500,000	4.00%, TBA	1,401,793
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
23,170,000	5.50%, TBA	$ 23,244,034
		134,974,103
TOTAL MORTGAGE-BACKED SECURITIES — 18.50% (Cost $137,964,535)		137,224,792
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
5,848,244(k)	0.13%, 02/15/2052	3,026,204
4,301,309(k)	2.38%, 02/15/2055	3,957,878
	United States Treasury Note/Bond
2,975,000	4.13%, 02/28/2027	2,977,002
34,292,000	3.75%, 04/30/2027	34,200,911
400,000	3.88%, 07/31/2027	398,859
23,430,000	2.25%, 11/15/2027	22,836,013
14,847,200	3.50%, 09/30/2029	14,545,617
10,300,000	3.88%, 11/30/2029	10,200,621
684,000	3.88%, 04/30/2030	676,599
2,120,000	3.63%, 09/30/2030	2,073,294
6,180,000	1.63%, 05/15/2031	5,482,577
2,390,000	2.75%, 08/15/2032	2,194,972
3,740,000	3.50%, 02/15/2033	3,568,340
463,000	4.50%, 11/15/2033	467,648
3,300,000	4.63%, 02/15/2035	3,352,336
6,250,000	4.25%, 05/15/2035	6,176,270
6,598,000	4.25%, 08/15/2035	6,513,978
2,800,000	4.00%, 11/15/2035	2,708,563
5,438,000	1.13%, 05/15/2040	3,440,597
12,600,000	4.63%, 02/15/2046	12,094,031
4,350,000	1.25%, 05/15/2050	2,069,988
10,100,000	4.63%, 11/15/2055	9,609,203
5,000,000	4.75%, 02/15/2056	4,857,031
18,000,000	5.00%, 05/15/2056	18,191,251
TOTAL U.S. TREASURY BONDS AND NOTES — 23.68% (Cost $176,824,788)		$175,619,783
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
103,883	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l),3.60%(m)	103,883

TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.01% (Cost $103,883)		$103,883

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares	Fair Value
TOTAL PURCHASED OPTIONS — 0.00%(n) (Cost: $148,473)	$8,588
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS — 100.60% (Cost: $774,232,623)	$746,233,649
TOTAL WRITTEN OPTIONS — (0.02)% (Premiums Received: $(325,260))	$(161,153)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 100.58% (Cost $773,907,363)	$746,072,496
OTHER ASSETS & LIABILITIES, NET — (0.58)%	$(4,279,684)
TOTAL NET ASSETS — 100.00%	$741,792,812
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $88,936,506, representing 11.99% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2026.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	Principal amount is stated in 1,000 Brazilian Real Units.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	All or a portion of the security is on loan as of June 30, 2026.
(h)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2026. Maturity date disclosed represents final maturity date.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of June 30, 2026.
(j)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(k)	Principal amount of the security is adjusted for inflation.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of June 30, 2026.
(n)	Represents less than 0.005% of net assets.
EURIBOR	Euro Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
10 Year Commonwealth Treasury Bond Futures	8	AUD	762	Sep 2026	$9,353
Canadian 10 Year Bond Futures	108	CAD	13,080	Sep 2026	112,585
Euro-Bobl Futures	110	EUR	12,692	Sep 2026	67,701
Euro-BTP Futures	26	EUR	3,103	Sep 2026	19,973
Euro-Bund Futures	42	EUR	5,348	Sep 2026	37,317
Euro-Buxl 30 Year Bond Futures	60	EUR	6,673	Sep 2026	135,871
Euro-OAT Futures	71	EUR	8,519	Sep 2026	73,428
Euro-Schatz Futures	178	EUR	18,861	Sep 2026	36,053
Long Gilt Futures	4	GBP	357	Sep 2026	16,246
U.S. 10 Year Treasury Note Futures	156	USD	17,143	Sep 2026	70,070
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts — (continued)
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Ultra Futures	210	USD	23,618	Sep 2026	$133,551
U.S. 2 Year Treasury Note Futures	40	USD	8,245	Sep 2026	3,372
U.S. 5 Year Treasury Note Futures	165	USD	17,663	Sep 2026	19,603
U.S. Long Bond Futures	58	USD	6,583	Sep 2026	122,695
U.S. Ultra Bond Futures	75	USD	8,712	Sep 2026	252,504
Short
10 Year Commonwealth Treasury Bond Futures	110	AUD	10,477	Sep 2026	(16,151)
Euro-BTP Futures	31	EUR	3,700	Sep 2026	(51,935)
Euro-Bund Futures	254	EUR	32,344	Sep 2026	(304,970)
Euro-Buxl 30 Year Bond Futures	30	EUR	3,337	Sep 2026	(69,627)
Euro-OAT Futures	146	EUR	17,517	Sep 2026	(58,680)
Japan 10 Year Bond Futures	21	JPY	2,683,170	Sep 2026	(27,503)
Long Gilt Futures	111	GBP	9,902	Sep 2026	(313,753)
U.S. 10 Year Treasury Ultra Futures	14	USD	1,575	Sep 2026	(10,336)
U.S. 2 Year Treasury Note Futures	12	USD	2,474	Sep 2026	(94)
U.S. 5 Year Treasury Note Futures	166	USD	17,770	Sep 2026	(24,239)
U.S. Ultra Bond Futures	527	USD	61,214	Sep 2026	(899,196)
				Net Depreciation	$(666,162)
As of June 30, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	AUD	471,509	USD	332,191	07/22/2026	$(5,898)
BA	BRL	22,458,470	USD	4,300,000	08/04/2026	12,075
BA	CHF	320,467	USD	409,076	07/22/2026	(11,440)
BA	CNY	103,317,446	USD	15,296,488	07/08/2026	(66,641)
BA	CNY	26,958,905	USD	3,971,918	07/22/2026	3,607
BA	EUR	5,642,651	USD	6,429,185	07/22/2026	24,247
BA	GBP	2,853,588	USD	3,835,539	07/22/2026	(50,666)
BA	ILS	2,117,789	USD	703,182	07/22/2026	8,717
BA	JPY	264,126,000	USD	1,638,496	07/21/2026	(11,191)
BA	JPY	826,058,838	USD	5,237,295	07/22/2026	(147,445)
BA	KZT	436,497,000	USD	888,453	07/22/2026	15,522
BA	NZD	383,972	USD	224,609	07/22/2026	(6,365)
BA	PEN	1,510,000	USD	441,921	07/08/2026	15
BA	PLN	849,000	USD	233,702	07/21/2026	(8,039)
BA	USD	670,625	CAD	936,000	07/21/2026	9,965
BA	USD	302,545	CHF	235,000	07/21/2026	10,990
BA	USD	5,401,793	COP	19,381,633,000	07/08/2026	(253,191)
BA	USD	670,392	COP	2,486,484,929	07/22/2026	(51,697)
BA	USD	8,820,000	JPY	1,412,225,680	07/22/2026	118,420
BA	USD	784,380	KRW	1,209,585,000	07/08/2026	3,324
BA	USD	925,503	KZT	460,678,562	07/22/2026	(28,551)
BA	USD	138,445	MXN	2,413,000	07/08/2026	557
BA	USD	870,000	PHP	52,849,890	07/22/2026	10,372
BA	USD	1,390,672	ZAR	22,924,529	07/22/2026	(5,933)
BA	ZAR	27,840,534	USD	1,663,661	07/22/2026	32,435
BB	BRL	9,574,194	USD	1,830,000	08/04/2026	8,266
BB	CAD	79,000	USD	56,047	07/08/2026	(322)
BB	CLP	1,084,827,583	USD	1,211,556	07/22/2026	(34,849)
BB	COP	862,251,433	USD	240,684	07/22/2026	9,718
BB	EUR	5,880,000	GBP	5,125,919	07/22/2026	(36,823)
BB	EUR	379,000	USD	441,603	07/21/2026	(8,164)
BB	GBP	6,224,342	EUR	7,180,000	07/22/2026	1,176
BB	JPY	537,842,600	USD	3,400,000	07/22/2026	(86,025)
BB	MYR	5,590,696	USD	1,408,023	07/22/2026	(36,801)
BB	NOK	2,329,000	USD	244,793	07/21/2026	(9,570)
BB	NOK	3,696,789	USD	386,991	07/22/2026	(13,630)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	NZD	416,000	USD	244,363	07/21/2026	$(7,923)
BB	RON	1,862,543	USD	424,497	07/22/2026	(18,834)
BB	SEK	1,909,643	NOK	1,913,740	07/21/2026	4,360
BB	SEK	6,558,000	USD	690,413	07/21/2026	(13,229)
BB	TRY	166,396,240	USD	3,440,000	07/22/2026	61,347
BB	USD	199,619	AUD	279,000	07/21/2026	6,542
BB	USD	1,322,855	BRL	6,800,136	08/04/2026	17,214
BB	USD	2,450,000	CLP	2,226,143,500	07/22/2026	35,312
BB	USD	513,008	EUR	440,000	07/08/2026	10,091
BB	USD	1,474,545	MYR	6,039,000	07/08/2026	(6,554)
BB	USD	842,694	NZD	1,429,147	07/21/2026	30,416
BBH	AUD	4,757,298	USD	3,341,084	07/22/2026	(48,948)
BBH	CAD	10,197,413	USD	7,393,738	07/22/2026	(195,695)
BBH	DKK	4,250,541	USD	673,205	07/22/2026	(22,640)
BBH	EUR	3,100,000	USD	3,649,168	07/22/2026	(103,736)
BBH	HUF	93,498,295	USD	286,528	07/22/2026	13,471
BBH	SEK	10,908,307	USD	1,175,116	07/22/2026	(48,650)
BBH	USD	340,763	EUR	292,088	07/22/2026	6,705
BDS	USD	385,662	MXN	6,727,741	07/22/2026	1,684
BNP	AUD	2,690,523	USD	1,948,486	07/21/2026	(86,555)
BNP	CAD	630,000	USD	457,526	07/21/2026	(12,851)
BNP	CAD	4,697,511	USD	3,460,000	07/22/2026	(144,171)
BNP	CNY	17,340,000	USD	2,562,980	07/21/2026	(5,989)
BNP	CNY	29,987,239	USD	4,408,082	07/22/2026	14,019
BNP	COP	1,204,152,701	USD	336,168	07/22/2026	13,525
BNP	EUR	8,348,798	GBP	7,296,639	07/22/2026	(88,369)
BNP	GBP	518,116	EUR	593,000	07/21/2026	4,066
BNP	KRW	5,194,886,026	USD	3,517,943	07/22/2026	(161,033)
BNP	NOK	6,639,000	SEK	6,556,887	07/21/2026	(9,080)
BNP	NOK	6,199,000	USD	669,061	07/21/2026	(42,979)
BNP	SEK	1,661,937	USD	177,419	07/21/2026	(5,806)
BNP	USD	6,491,674	AUD	9,097,000	07/08/2026	194,475
BNP	USD	208,085	AUD	292,000	07/21/2026	6,011
BNP	USD	475,532	CAD	652,000	07/21/2026	15,328
BNP	USD	3,400,000	CAD	4,682,878	07/22/2026	94,500
BNP	USD	1,693,542	EUR	1,457,000	07/21/2026	27,262
BNP	USD	18,747,151	EUR	15,992,777	07/22/2026	456,405
BNP	USD	1,434,508	HUF	445,303,536	07/22/2026	5,707
BNP	USD	645,962	IDR	11,002,280,000	07/22/2026	32,531
BNP	USD	176,488	NOK	1,638,000	07/21/2026	11,055
BNP	USD	968,444	NZD	1,620,853	07/21/2026	47,207
CA	CLP	115,986,671	USD	129,012	07/22/2026	(3,201)
CGM	AUD	1,023,653	USD	740,407	07/21/2026	(32,005)
CGM	CLP	661,851,851	USD	740,741	07/22/2026	(22,833)
CGM	CNY	13,849,968	USD	2,040,000	07/22/2026	2,401
CGM	COP	863,936,223	USD	240,684	07/22/2026	10,208
CGM	GBP	645,000	USD	854,241	07/21/2026	1,261
CGM	JPY	268,381,080	USD	1,710,000	07/22/2026	(56,341)
CGM	KZT	436,497,000	USD	880,922	07/22/2026	23,053
CGM	NOK	5,381,000	USD	580,344	07/21/2026	(36,878)
CGM	NZD	320,000	USD	185,964	07/21/2026	(4,087)
CGM	PHP	105,960,855	USD	1,740,487	07/22/2026	(16,984)
CGM	SEK	3,249,000	USD	345,901	07/21/2026	(10,407)
CGM	THB	75,295,800	USD	2,360,000	07/22/2026	(91,590)
CGM	USD	3,407,145	BRL	17,464,445	08/04/2026	53,934
CGM	USD	15,375,385	COP	57,211,176,545	07/22/2026	(1,239,068)
CGM	USD	1,176,430	EUR	1,035,000	07/21/2026	(7,236)
CGM	USD	33,560,286	EUR	28,628,279	07/22/2026	818,470
CGM	USD	1,097,273	GBP	822,000	07/21/2026	7,005
CGM	USD	238,767	KZT	118,765,193	07/22/2026	(7,193)
CGM	USD	10,135,055	MXN	177,416,293	07/22/2026	9,211
CGM	USD	402,450	NOK	3,746,000	07/21/2026	24,114
CGM	USD	651,603	NZD	1,113,000	07/21/2026	19,012
CGM	USD	1,605,389	THB	51,254,863	07/22/2026	61,252
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	1,209,328	ZAR	19,973,265	07/22/2026	$(7,480)
CGM	ZAR	55,896,989	USD	3,365,109	07/22/2026	40,238
DB	BRL	9,862,763	USD	1,931,716	08/04/2026	(38,044)
DB	CLP	463,632,000	USD	520,000	07/22/2026	(17,100)
DB	COP	22,925,353,828	USD	5,982,374	07/22/2026	675,280
DB	EUR	610,875	USD	698,434	07/22/2026	216
DB	USD	687,545	COP	2,544,054,749	07/22/2026	(51,263)
DB	USD	625,729	KZT	310,908,980	07/22/2026	(18,156)
GS	CAD	155,000	USD	112,055	07/08/2026	(2,722)
GS	CHF	710,000	USD	910,402	07/21/2026	(29,535)
GS	CHF	21,000	USD	26,873	07/22/2026	(816)
GS	EUR	2,589,000	USD	3,016,990	07/08/2026	(57,781)
GS	EUR	5,785,000	USD	6,627,200	07/21/2026	(11,253)
GS	EUR	1,252,822	USD	1,432,381	07/22/2026	456
GS	JPY	101,090,988	USD	644,055	07/21/2026	(21,224)
GS	MYR	5,280,000	USD	1,326,567	07/08/2026	(31,616)
GS	NOK	2,012,000	USD	216,780	07/08/2026	(13,538)
GS	NOK	12,329,806	USD	1,308,798	07/21/2026	(63,521)
GS	NZD	1,409,000	USD	835,150	07/08/2026	(34,685)
GS	NZD	382,466	USD	224,365	07/21/2026	(6,985)
GS	PEN	8,277,000	USD	2,419,467	07/08/2026	2,985
GS	PHP	95,974,362	USD	1,579,513	07/22/2026	(18,445)
GS	SEK	4,580,357	NOK	4,588,355	07/21/2026	10,445
GS	SEK	7,163,000	USD	751,595	07/21/2026	(11,939)
GS	USD	1,956,172	AUD	2,737,000	07/08/2026	61,544
GS	USD	2,435,881	AUD	3,414,285	07/21/2026	73,082
GS	USD	6,688,621	CAD	9,483,000	07/08/2026	(461)
GS	USD	193,679	CHF	152,000	07/08/2026	5,385
GS	USD	2,879,324	CHF	2,256,468	07/21/2026	79,819
GS	USD	914,183	EUR	793,000	07/08/2026	7,790
GS	USD	2,940,844	EUR	2,556,473	07/21/2026	17,163
GS	USD	10,392,543	KRW	15,669,997,000	07/08/2026	274,068
GS	USD	342,375	NOK	3,188,292	07/21/2026	20,366
GS	USD	527,165	NZD	887,000	07/21/2026	23,025
GS	ZAR	111,730,370	USD	6,734,991	07/22/2026	71,828
HSB	AUD	1,029,347	USD	744,022	07/21/2026	(31,680)
HSB	BRL	6,654,000	USD	1,291,287	07/02/2026	(2,980)
HSB	BRL	21,290,723	USD	4,171,590	08/04/2026	(83,725)
HSB	CAD	1,056,132	EUR	654,000	07/21/2026	(2,027)
HSB	CLP	91,620,000	USD	102,344	07/08/2026	(2,967)
HSB	CNY	4,330,000	USD	638,879	07/08/2026	(602)
HSB	CNY	236,332,092	USD	34,706,233	07/22/2026	144,738
HSB	COP	5,077,448,000	USD	1,363,205	07/08/2026	118,243
HSB	CZK	264,000	USD	12,576	07/08/2026	(148)
HSB	IDR	22,049,362,000	USD	1,235,180	07/08/2026	(3,391)
HSB	ILS	1,120,000	USD	396,949	07/08/2026	(20,539)
HSB	MXN	15,328,373	USD	877,205	07/22/2026	(2,355)
HSB	NZD	5,185,053	USD	3,075,646	07/21/2026	(128,640)
HSB	PLN	1,288,229	USD	354,219	07/22/2026	(11,812)
HSB	RON	44,000	USD	9,728	07/08/2026	(137)
HSB	SEK	7,153,000	EUR	648,309	07/21/2026	801
HSB	SEK	7,230,000	USD	741,836	07/21/2026	4,739
HSB	SGD	873,743	USD	689,766	07/22/2026	(13,286)
HSB	USD	1,316,954	BRL	6,654,000	07/02/2026	28,647
HSB	USD	2,630,821	BRL	13,726,000	08/04/2026	(4,601)
HSB	USD	220,333	CAD	302,000	07/21/2026	7,171
HSB	USD	1,330,724	COP	4,790,646,583	07/22/2026	(60,507)
HSB	USD	3,969,643	EUR	3,405,000	07/08/2026	77,752
HSB	USD	838,946	EUR	727,000	07/21/2026	7,521
HSB	USD	2,354,809	NOK	21,631,415	07/21/2026	170,095
HSB	USD	245,913	NZD	414,000	07/21/2026	10,609
HSB	USD	2,939,663	PEN	10,055,000	07/08/2026	(3,161)
HSB	USD	2,534,566	PHP	152,573,269	07/22/2026	52,890
HSB	USD	1,748,317	PLN	6,379,000	07/08/2026	52,664
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	USD	98,245	SEK	953,000	07/08/2026	$(86)
HSB	USD	301,401	THB	9,835,544	07/08/2026	5,244
HSB	USD	1,683,123	ZAR	27,948,495	07/22/2026	(19,550)
JPM	AUD	933,000	USD	655,783	07/21/2026	(10,116)
JPM	CNY	49,815,000	USD	7,383,591	07/08/2026	(40,448)
JPM	EUR	238,000	USD	271,487	07/08/2026	545
JPM	EUR	17,043,420	USD	20,016,401	07/21/2026	(524,893)
JPM	KRW	687,775,000	USD	446,608	07/08/2026	(2,496)
JPM	NOK	12,382,194	USD	1,293,905	07/21/2026	(43,337)
JPM	USD	1,737,491	AUD	2,478,000	07/21/2026	22,634
JPM	USD	543,701	CNY	3,703,000	07/08/2026	(2,152)
JPM	USD	2,648	NOK	24,708	07/21/2026	153
JPM	USD	4,239,875	SEK	39,375,815	07/21/2026	173,903
MS	AUD	639,525	USD	440,000	07/22/2026	2,563
MS	CAD	1,120,000	USD	802,091	07/21/2026	(11,556)
MS	CAD	1,206,678	USD	850,000	07/22/2026	1,757
MS	COP	2,137,625,764	USD	596,436	07/22/2026	24,343
MS	DKK	1,848,000	USD	287,681	07/08/2026	(5,058)
MS	GBP	1,442,097	USD	1,948,820	07/21/2026	(36,080)
MS	HUF	62,000,000	USD	201,917	07/08/2026	(2,857)
MS	JPY	1,750,328,000	USD	10,988,849	07/08/2026	(216,664)
MS	JPY	57,016,000	USD	360,227	07/21/2026	(8,947)
MS	MXN	4,682,000	USD	270,024	07/21/2026	(2,780)
MS	MXN	117,869,276	USD	6,701,091	07/22/2026	26,171
MS	NOK	4,704,000	USD	489,389	07/21/2026	(14,298)
MS	SEK	11,222,000	USD	1,207,224	07/08/2026	(49,329)
MS	SEK	9,063	USD	968	07/21/2026	(32)
MS	USD	670,400	AUD	956,715	07/21/2026	8,321
MS	USD	349,728	CAD	486,000	07/21/2026	6,692
MS	USD	2,334,697	COP	8,497,993,989	07/22/2026	(133,169)
MS	USD	185,246	CZK	3,873,000	07/08/2026	2,913
MS	USD	153,496	EUR	133,000	07/08/2026	1,478
MS	USD	292,355	EUR	251,527	07/21/2026	4,699
MS	USD	7,973,874	EUR	7,000,000	07/22/2026	(31,942)
MS	USD	1,527,521	JPY	246,801,000	07/08/2026	8,614
MS	USD	1,037,297	NOK	9,571,000	07/21/2026	70,652
MS	USD	408,455	SEK	3,912,000	07/21/2026	4,499
MS	USD	1,749,022	ZAR	28,638,847	07/22/2026	4,291
NWM	USD	1,687,617	EUR	1,430,000	07/22/2026	52,143
RCM	CAD	6,852,000	USD	4,955,880	07/08/2026	(122,643)
RCM	CAD	1,997,320	USD	1,461,813	07/21/2026	(52,036)
RCM	CNY	63,266,000	USD	9,361,033	07/21/2026	(31,705)
RCM	USD	799,665	EUR	686,000	07/21/2026	15,129
RCM	USD	4,059,479	GBP	3,026,000	07/08/2026	45,738
RCM	USD	318,941	NOK	2,966,000	07/21/2026	19,383
SSB	COP	11,493,313,742	USD	3,340,730	07/22/2026	(3,006)
SSB	EUR	6,528,476	USD	7,672,225	07/22/2026	(205,686)
SSB	MXN	32,053,882	USD	1,837,081	07/22/2026	(7,640)
SSB	PLN	713,014	USD	194,927	07/22/2026	(5,411)
SSB	USD	3,250,975	JPY	510,076,417	07/22/2026	108,085
TD	ZAR	13,331,830	USD	796,339	07/22/2026	15,860
UBS	BRL	13,595,459	USD	2,655,419	08/04/2026	(45,061)
UBS	EUR	5,850,000	USD	6,866,361	07/22/2026	(175,787)
UBS	USD	1,530,158	THB	48,799,194	07/22/2026	60,002
WF	USD	614,967	CAD	850,000	07/22/2026	14,978
WF	USD	3,791,799	EUR	3,250,000	07/22/2026	74,813
WF	USD	3,419,664	JPY	535,710,000	07/22/2026	118,829
WF	USD	972,283	MXN	16,826,199	07/22/2026	11,946
					Net Depreciation	$(683,495)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Buy Credit Protection
CDX.NA.IG.46(c)	USD	37,020	$(813,818)	$(757,824)	1.00%	06/20/2031	$(55,994)	0.51%	-	Quarterly
CDX.NA.IG.46(c)	USD	14,405	103,159	(25,732)	1.00	06/20/2036	128,891	0.91	Quarterly	-
iTraxx Europe Series 45 Version 1	EUR	37,945	250,163	(160,616)	1.00	06/20/2036	410,779	0.93	Quarterly	-
iTraxx Europe Crossover Series 45 Version 1	EUR	715	(90,039)	(51,487)	5.00	06/20/2031	(38,552)	2.45	-	Quarterly
iTraxx Europe Senior Financials Series 45 Version 1	EUR	90,140	(2,186,740)	(1,383,021)	1.00	06/20/2031	(803,719)	0.54	-	Quarterly
iTraxx Europe Series 45 Version 1	EUR	21,625	(556,794)	(310,785)	1.00	06/20/2031	(246,009)	0.52	-	Quarterly
Sell Credit Protection
CDX.NA.HY.46(d)	USD	6,584	533,296	269,231	5.00	06/20/2031	264,065	3.04	Quarterly	-
iTraxx Europe Series 45 Version 1	EUR	16,360	420,950	413,458	1.00	06/20/2031	7,492	0.52	Quarterly	-
			$(2,339,823)	$(2,006,776)		Net Depreciation	$(333,047)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(d)	Based on an index of North American high yield bonds with investment grade credit ratings that trade in the credit default swap market.
As of June 30, 2026, the Fund held the following outstanding OTC credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments /Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency	Counterparty
Buy Credit Protection
United Mexican States 4.15%	USD	6,359	$(43,787)	$28,111	1.00%	06/20/2031	$(71,898)	0.85%	-	Quarterly	BB
United Mexican States 4.15%	USD	7,000	(48,201)	18,555	1.00	06/20/2031	(66,756)	0.85	-	Quarterly	BA
Intesa Sanpaolo 4.20%	EUR	680	(3,224)	(4,191)	1.00	06/20/2031	967	0.91	-	Quarterly	BA
Yum! Brands Inc 3.63%	USD	890	(7,473)	(6,272)	1.00	06/20/2031	(1,201)	0.81	-	Quarterly	BA
UniCredit SPA 5.86%	EUR	630	(1,989)	(1,684)	1.00	06/20/2031	(305)	0.94	-	Quarterly	BNP
Transdigm Inc 6.38%	USD	370	(67,084)	(65,610)	5.00	06/20/2031	(1,474)	0.89	-	Quarterly	GS
Sell Credit Protection
Ziggo Bond Co BV 5.13%	EUR	550	19,064	25,272	5.00	12/20/2029	(6,208)	4.03	Quarterly	-	GS
			$(152,694)	$(5,819)		Net Depreciation	$(146,875)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
2.72%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	9,566	04/17/2028	$4,291	$—	$4,291
2.72%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	1,729	04/20/2028	679	—	679
2.72%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	8,912	04/24/2028	6,494	—	6,494
2.75%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	8,676	04/29/2028	8,705	—	8,705
2.82%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	8,689	05/04/2028	22,609	—	22,609
2.75%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	19,807	06/17/2028	11,303	—	11,303
2.76%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	33,493	06/17/2028	30,020	—	30,020
3.38%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	727,600	01/18/2029	(4,531)	—	(4,531)
2.20%	Quarterly	7-day CFRR	Quarterly	CNY	206,620	03/20/2029	641,673	—	641,673
2.01%	Quarterly	7-day CFRR	Quarterly	CNY	4,000	06/19/2029	10,141	—	10,141
1.80%	Quarterly	7-day CFRR	Quarterly	CNY	40,000	09/02/2029	68,852	—	68,852
2.79%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	1,666,400	11/27/2029	(35,668)	—	(35,668)
1.38%	Quarterly	7-day CFRR	Quarterly	CNY	37,670	12/24/2029	(9,839)	—	(9,839)
1.46%	Quarterly	7-day CFRR	Quarterly	CNY	15,700	02/06/2030	2,695	—	2,695
1.60%	Quarterly	7-day CFRR	Quarterly	CNY	27,700	08/27/2030	26,132	—	26,132
1.61%	Quarterly	7-day CFRR	Quarterly	CNY	36,500	10/14/2030	37,777	—	37,777
3.50%	Quarterly	3-mo. KLIBOR	Quarterly	MYR	5,100	03/11/2031	(2,556)	—	(2,556)
1.59%	Quarterly	7-day CFRR	Quarterly	CNY	36,800	03/12/2031	32,800	—	32,800
2.60%	Annually	3-mo. STIBOR	Quarterly	SEK	9,800	03/13/2031	6,179	—	6,179
1.59%	Quarterly	7-day CFRR	Quarterly	CNY	29,500	04/08/2031	25,996	—	25,996
4.60%	Annually	6-mo. NIBOR	Semi-Annually	NOK	14,500	06/09/2031	6,224	—	6,224
2.70%	Annually	3-mo. STIBOR	Quarterly	SEK	6,900	06/09/2031	7,257	—	7,257
3.96%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	3,722,200	01/19/2033	9,713	—	9,713
4.04%	Semi-Annually	6-mo. BBSW	Semi-Annually	AUD	3,860	03/22/2033	(100,195)	—	(100,195)
2.71%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	604,000	02/13/2035	(34,912)	—	(34,912)
2.67%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	400,000	07/25/2035	(25,024)	—	(25,024)
2.65%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	7,700	11/06/2035	(174,168)	—	(174,168)
3-mo. STIBOR	Quarterly	2.75%	Annually	SEK	42,000	11/06/2035	(9,845)	—	(9,845)
3-mo. STIBOR	Quarterly	2.72%	Annually	SEK	42,000	11/06/2035	3,649	—	3,649
2.76%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	15,600	11/25/2035	(187,793)	34,022	(221,815)
3.57%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	950,000	03/12/2036	(18,129)	—	(18,129)
0.59%	Annually	1-day SARON	Annually	CHF	450	03/13/2036	3,946	—	3,946
6-mo. EURIBOR	Semi-Annually	3.08%	Annually	EUR	6,950	11/25/2055	4,639	(23,271)	27,910
6-mo. EURIBOR	Semi-Annually	3.20%	Annually	EUR	2,300	08/15/2056	(61,466)	—	(61,466)
							$307,648	$10,751	$296,897
As of June 30, 2026, the Fund held the following OTC interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Counterparty	Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.60%	Quarterly	3-mo. KLIBOR	Quarterly	MYR	8,400	HSB	10/19/2028	$5,318	$—	$5,318
								$5,318	$0	$5,318
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
13.01%	At Maturity	BR4CDI	At Maturity	BRL	37,000	01/02/2031	$(417,226)	$—	$(417,226)
12.78%	At Maturity	BR4CDI	At Maturity	BRL	10,840	01/02/2031	(120,344)	—	(120,344)
12.85%	At Maturity	BR4CDI	At Maturity	BRL	10,840	01/02/2031	(114,696)	—	(114,696)
13.10%	At Maturity	BR4CDI	At Maturity	BRL	12,554	01/02/2031	(110,860)	—	(110,860)
13.09%	At Maturity	BR4CDI	At Maturity	BRL	7,532	01/02/2031	(67,186)	—	(67,186)
13.15%	At Maturity	BR4CDI	At Maturity	BRL	6,360	01/02/2031	(53,207)	—	(53,207)
14.05%	At Maturity	BR4CDI	At Maturity	USD	31,644	01/02/2031	12,505	—	12,505
14.48%	At Maturity	BR4CDI	At Maturity	USD	14,364	01/02/2031	53,220	—	53,220
CPI-U	At Maturity	2.62%	At Maturity	USD	29,525	04/27/2031	(1,391)	—	(1,391)
CPI-U	At Maturity	2.67%	At Maturity	USD	6,025	04/28/2031	(13,058)	—	(13,058)
CPI-U	At Maturity	2.64%	At Maturity	USD	14,940	05/29/2031	(90,406)	—	(90,406)
CPI-U	At Maturity	2.62%	At Maturity	USD	2,240	05/29/2031	(12,054)	—	(12,054)
CPI-U	At Maturity	2.68%	At Maturity	USD	7,470	06/01/2031	(62,243)	—	(62,243)
CPI-U	At Maturity	2.53%	At Maturity	USD	4,613	07/28/2053	(122,900)	(28,077)	(94,823)
2.80%	At Maturity	EXT-CPI	At Maturity	EUR	3,122	07/28/2053	526,055	531,417	(5,362)
3.19%	At Maturity	UKRPI	At Maturity	GBP	3,250	02/15/2056	(4,559)	(7,165)	2,606
							$(598,350)	$496,175	$(1,094,525)
As of June 30, 2026, the Fund held the following OTC purchased swaptions:
Description	Counterparty	Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Put
Sell Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price EUR 3.88	MS	iTraxx Europe Crossover Series 45	Quarterly	3.88%	Quarterly	7/15/2026	EUR	4,700	$23,354	$271
Sell Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price EUR 0.58	MS	iTraxx Europe Series 45	Quarterly	0.58%	Quarterly	7/15/2026	EUR	11,600	27,840	2,387
Sell Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price $0.55	CIT	CDX.NA.IG.46	Quarterly	0.55%	Quarterly	7/15/2026	USD	16,850	29,319	3,847
Sell Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price EUR 3.00	MS	iTraxx Europe Crossover Series 45	Quarterly	3.00%	Quarterly	7/15/2026	EUR	4,650	39,223	1,176
Sell Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price EUR 3.13	MS	iTraxx Europe Crossover Series 45	Quarterly	3.13%	Quarterly	7/15/2026	EUR	4,650	28,737	907
									$148,473	$8,588
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026, the Fund held the following OTC written swaptions:
Description	Counterparty	Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Put
Sell Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price $0.73	GS	CDX.NA.IG.46	Quarterly	0.73%	Quarterly	7/15/2026	USD	33,050	$(26,473)	$(188)
Sell Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price EUR 0.68	MS	iTraxx Europe Series 45	Quarterly	0.68%	Quarterly	7/15/2026	EUR	23,200	(28,362)	(1,678)
Sell Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price $0.65	CIT	CDX.NA.IG.46	Quarterly	0.65%	Quarterly	7/15/2026	USD	16,850	(13,649)	(388)
Sell Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price $0.63	CIT	CDX.NA.IG.46	Quarterly	0.63%	Quarterly	7/15/2026	USD	16,850	(16,261)	(649)
Sell Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price EUR 0.58	CIT	iTraxx Europe Series 45	Quarterly	0.58%	Quarterly	7/15/2026	EUR	22,650	(55,946)	(4,661)
Sell Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price $0.58	GS	CDX.NA.IG.46	Quarterly	0.58%	Quarterly	7/15/2026	USD	32,300	(39,309)	(3,882)
Sell Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price EUR 0.58	CIT	iTraxx Europe Series 45	Quarterly	0.58%	Quarterly	7/15/2026	EUR	22,750	(45,955)	(4,682)
Sell Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price $0.58	BA	CDX.NA.IG.46	Quarterly	0.58%	Quarterly	7/15/2026	USD	32,550	(37,758)	(3,913)
Call
Buy Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price EUR 0.58	CIT	0.58%	Quarterly	iTraxx Europe Series 45	Quarterly	7/15/2026	EUR	22,650	(28,787)	(70,400)
Buy Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price EUR 0.58	CIT	0.58%	Quarterly	iTraxx Europe Series 45	Quarterly	7/15/2026	EUR	22,750	(32,760)	(70,712)
									$(325,260)	$(161,153)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Abbreviations
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BBSW	Australian Bank Bill Swap Rate
BDS	Banco Santander
BNP	BNP Paribas Securities Corp
BR4CDI	Brazil Cetip Interbank Deposit
CA	Credit Agricole
CFRR	China Fixing Repo Rate
CGM	Citigroup Global Markets
CIT	Citibank N.A.
CPI-U	United States of America Consumer Price Index
DB	Deutsche Bank
EURIBOR	Euro Interbank Offered Rate
EXT-CPI	European Consumer Price Index
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
KLIBOR	Kuala Lumpur Interbank Offered Rate
KORIBOR	South Korea Interbank Offered Rate
MS	Morgan Stanley & Co LLC
NIBOR	Norwegian Interbank Offered Rate
NWM	NatWest Markets PLC
RCM	RBC Capital Markets
SARON	Swiss Average Rate Overnight interest rate
SSB	State Street Bank
STIBOR	Swedish Krona Stockholm Interbank Offered Rate
TD	Toronto Dominion Bank
UBS	UBS AG
UKRPI	United Kingdom Retail Price Index
WF	Wells Fargo Bank NA
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Summary of Investments by Country as of June 30, 2026.
Country:	Fair Value	Percentage of Fund Investments
United States	$374,722,261	50.21%
Germany	59,276,575	7.94
Japan	40,605,834	5.44
United Kingdom	38,037,066	5.10
Mexico	27,577,915	3.70
Italy	22,625,253	3.03
France	20,963,149	2.81
Canada	16,333,847	2.19
Colombia	15,181,533	2.03
South Korea	13,889,778	1.86
Australia	13,394,444	1.79
Spain	12,521,684	1.68
Belgium	11,281,381	1.51
Netherlands	10,562,705	1.42
Luxembourg	10,479,486	1.40
Poland	5,903,105	0.79
Turkey	5,396,800	0.72
Iceland	5,370,985	0.72
China	4,757,335	0.64
Switzerland	4,273,897	0.57
Chile	4,044,101	0.54
Thailand	3,325,940	0.45
Brazil	2,977,829	0.40
Cayman Islands	2,896,717	0.39
Austria	2,821,730	0.38
Romania	2,654,332	0.36
Ireland	2,247,034	0.30
Indonesia	1,638,844	0.22
Hungary	1,638,769	0.22
Malaysia	1,455,333	0.19
Bermuda	1,280,989	0.17
Finland	1,008,185	0.13
New Zealand	909,289	0.12
Singapore	886,866	0.12
Denmark	859,421	0.12
Greece	650,206	0.09
Portugal	619,448	0.08
Czech Republic	491,581	0.07
Peru	274,021	0.04
Sweden	202,196	0.03
Norway	195,785	0.03
Total	$746,233,649	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
796,950	1261229 BC Ltd(b) 9.90%, 10/08/2030 1-mo. SOFR + 6.25%	$ 771,547
424,225	Aretec Group Inc(b) 7.11%, 09/09/2030 1-mo. SOFR + 3.46%	423,047
1,800,016	Bausch + Lomb Corp(b) 7.38%, 01/15/2031 1-mo. SOFR + 3.72%	1,802,828
510,945	Cengage Learning Inc(b) 6.64%, 03/24/2031 3-mo. SOFR + 2.91%	504,750
1,542,801	Clear Channel Outdoor Holdings Inc(b) 7.64%, 08/21/2028 1-mo. SOFR + 3.99%	1,541,194
233,254	Cloud Software Group Inc(b) 6.90%, 08/13/2032 3-mo. SOFR + 3.16%	201,182
840,418	Connect US Fin Co LLC(b) 8.13%, 09/27/2029 1-mo. SOFR + 4.47%	841,619
49,480	Coreweave Compute Acquisition Co IV LLC(b) 8.11%, 11/06/2031 1-mo. SOFR + 4.46%	17,923
1,109,770	DexKo Global Inc(b) 7.51%, 09/24/2028 1-mo. SOFR + 3.86%	1,070,928
1,311,821	DirecTV Financing LLC(b) 8.87%, 08/02/2029 3-mo. SOFR + 5.14%	1,317,635
2,014,703	Endo Finance Holdings Inc(b) 7.64%, 04/23/2031 1-mo. SOFR + 3.99%	2,015,782
2,251,219	Fertitta Entertainment LLC(b) 7.15%, 01/29/2029 1-mo. SOFR + 3.50%	2,247,984
702,907	Filtration Group Corp(b) 6.39%, 10/23/2028 1-mo. SOFR + 2.74%	702,907
1,239,601	Flash Charm Inc(b) 7.12%, 03/02/2028 1-mo. SOFR + 3.47%	956,215
1,159,990	Fortress Intermediate 3 Inc(b) 7.36%, 05/09/2031 1-mo. SOFR + 3.71%	1,149,840
1,649,790	Froneri International Ltd(b) 6.13%, 09/30/2032 6-mo. SOFR + 2.28%	1,636,781
155,565	Great Canadian Gaming Corp(b) 8.37%, 11/01/2029 3-mo. SOFR + 4.64%	153,037
182,162	Hexion Holdings Corp(b) 10.63%, 03/15/2030 1-mo. SOFR + 6.97%	167,209
1,319,786	Rocket Software Inc(b) 7.40%, 11/28/2028 1-mo. SOFR + 3.75%	1,249,672
Principal Amount(a)		Fair Value
Bank Loans — (continued)
504,707	Scientific Games Holdings LP(b) 6.62%, 04/04/2029 3-mo. SOFR + 2.89%	$ 497,136
640,000	Treehouse Foods Inc(b) 7.87%, 02/04/2033 1-mo. SOFR + 4.22%	641,156
803,018	UKG Inc(b) 6.62%, 01/31/2031 1-mo. SOFR + 2.97%	754,135
2,829,344	Venture Global Calcasieu Pass LLC(b) 6.87%, 04/11/2033 6-mo. SOFR + 3.02%	2,834,649
974,454	Verde Purchaser, LLC(b) 7.65%, 11/29/2030 3-mo. SOFR + 3.91%	920,511
TOTAL BANK LOANS — 2.74% (Cost $24,795,220)		$24,419,667
CORPORATE BONDS AND NOTES
Basic Materials — 3.63%
1,990,000	ARC Falcon I Inc / Arclin USA LLC / New Arclin US Holding Corp(c) 9.75%, 03/01/2033	1,914,977
460,000	Arcosa Inc(c) 6.88%, 08/15/2032	479,845
2,424,000	Big River Steel LLC / BRS Finance Corp(c) 6.63%, 01/31/2029	2,427,085
	Cleveland-Cliffs Inc(c)
925,000	4.88%, 03/01/2031	845,651
1,475,000	7.00%, 03/15/2032	1,463,341
685,000	7.63%, 01/15/2034	684,055
2,380,000	Commercial Metals Co 4.38%, 03/15/2032	2,247,330
2,400,000	Element Solutions Inc(c) 3.88%, 09/01/2028	2,341,763
1,255,000	FMC Corp 8.45%, 11/01/2055	914,030
790,000	Hudbay Minerals Inc(c) 6.13%, 04/01/2029	794,215
	Magnera Corp(c)
1,205,000	4.75%, 11/15/2029	1,124,872
1,580,000	7.25%, 11/15/2031	1,542,475
	Mineral Resources Ltd(c)
755,000	7.00%, 04/01/2031	781,506
595,000	6.00%, 05/01/2032	588,594
	Novelis Corp(c)
620,000	4.75%, 01/30/2030	599,752
1,065,000	6.88%, 01/30/2030	1,091,816
2,145,000	3.88%, 08/15/2031	1,953,780
2,765,000	6.38%, 08/15/2033	2,784,919
4,555,000	Rain Carbon Inc(c)(d) 12.25%, 09/01/2029	4,858,290
	SCIH Salt Holdings Inc(c)
1,985,000	4.88%, 05/01/2028	1,958,179

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
990,000	6.63%, 05/01/2029	$ 981,402
		32,377,877
Communications — 13.11%
	Altice France SA(c)
354,420	6.88%, 10/15/2030	343,797
1,608,233	6.88%, 07/15/2032	1,559,463
	APLD ComputeCo LLC(c)
4,100,000	9.25%, 12/15/2030	4,423,016
2,780,000	6.75%, 03/15/2031	2,789,988
1,970,000	Black Pearl Compute LLC(c) 6.13%, 02/15/2031	1,995,245
1,830,000	Block Communications Inc(c)(d) 10.25%, 03/01/2031	1,673,744
	CCO Holdings LLC / CCO Holdings Capital Corp(c)
3,305,000	5.38%, 06/01/2029	3,233,169
4,900,000	4.75%, 03/01/2030	4,645,941
4,405,000	4.75%, 02/01/2032	3,929,135
2,240,000	7.00%, 02/01/2033	2,196,736
1,380,000	4.25%, 01/15/2034	1,168,433
1,615,000	Cipher Compute LLC(c) 7.13%, 11/15/2030	1,678,829
	Clear Channel Outdoor Holdings Inc(c)
520,000	7.88%, 04/01/2030(d)	541,672
3,365,000	7.50%, 03/15/2033	3,543,076
4,150,000	Cogent Communications Group LLC / Cogent Finance Inc(c)(d) 6.50%, 07/01/2032	3,733,956
3,155,000	Connect Finco SARL / Connect US Finco LLC(c) 9.00%, 09/15/2029	3,319,830
	CSC Holdings LLC(c)
1,030,000	5.38%, 02/01/2028	645,655
1,310,000	11.75%, 01/31/2029	805,810
1,415,000	Digicel International Finance Ltd / Difl US LLC(c) 8.63%, 08/01/2032	1,456,813
2,245,000	DirecTV Financing LLC 8.88%, 02/01/2030(c)	2,283,530
	DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc(c)
34,000	5.88%, 08/15/2027	33,951
1,085,000	10.00%, 02/15/2031	1,125,910
2,110,000	Discovery Communications LLC 4.13%, 05/15/2029	2,088,900
1,045,000	Discovery Global Holdings Inc 5.05%, 03/15/2042	765,536
2,295,000	EchoStar Corp 10.75%, 11/30/2029	2,480,022
4,855,000	Edged Compute LLC(c) 7.50%, 04/30/2031	4,731,840
3,950,000	EW Scripps Co(c) 9.88%, 08/15/2030	3,457,332
	Gray Media Inc(c)
1,595,000	5.38%, 11/15/2031	1,070,149
Principal Amount(a)		Fair Value
Communications — (continued)
2,220,000	9.63%, 07/15/2032	$ 2,142,633
1,020,000	Iliad Holding SAS(c) 7.00%, 04/15/2032	1,039,540
	McGraw-Hill Education Inc(c)
850,000	5.75%, 08/01/2028	846,451
1,210,000	8.00%, 08/01/2029	1,212,386
1,920,000	7.38%, 09/01/2031	1,951,306
	Neptune Bidco US Inc(c)
1,250,000	9.29%, 04/15/2029	1,274,779
3,780,000	9.50%, 02/15/2033	3,821,795
445,000	News Corp(c) 5.13%, 02/15/2032	435,978
	Nexstar Media Inc(c)
1,850,000	6.50%, 09/15/2033	1,849,486
1,920,000	7.25%, 04/15/2034	1,915,161
1,390,000	Outfront Media Capital LLC / Outfront Media Capital Corp(c) 4.63%, 03/15/2030	1,348,140
1,285,000	Paramount Global 5.85%, 09/01/2043	962,136
3,360,000	PR RNO Property Owner 1 LLC(c) 6.50%, 05/01/2031	3,355,151
3,140,000	Sinclair Television Group Inc(c) 8.13%, 02/15/2033	3,225,301
	Sirius XM Radio LLC(c)
560,000	4.00%, 07/15/2028	545,319
2,435,000	3.88%, 09/01/2031	2,211,729
2,610,000	SV RNO Property Owner 1 LLC(c) 5.88%, 03/01/2031	2,572,373
1,400,000	Telenet Finance Luxembourg Notes SARL(c) 5.50%, 03/01/2028	1,366,208
	Univision Communications Inc(c)
1,720,000	9.38%, 08/01/2032	1,747,587
1,820,000	8.88%, 04/15/2033	1,791,651
2,010,000	Viasat Inc(c) 7.50%, 05/30/2031	2,029,820
2,135,000	Virgin Media Secured Finance PLC(c) 4.50%, 08/15/2030	1,812,739
	VZ Secured Financing BV(c)
1,505,000	5.00%, 01/15/2032	1,317,139
1,710,000	7.50%, 01/15/2033	1,636,155
	Wayfair LLC(c)
1,700,000	7.25%, 10/31/2029	1,754,502
1,675,000	7.75%, 09/15/2030	1,760,829
1,915,000	6.75%, 11/15/2032	1,966,508
2,710,000	WULF Compute LLC(c) 7.75%, 10/15/2030	2,846,443
2,250,000	Yondr JK 1 LLC(c) 6.88%, 06/30/2031	2,255,649
2,232,000	Zegona Finance PLC(c) 8.63%, 07/15/2029	2,330,898
		117,047,270

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — 10.90%
3,500,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(c) 4.00%, 10/15/2030	$ 3,304,172
1,440,000	A&K Travel Group Holdings Ltd(c) 7.50%, 05/15/2033	1,453,695
2,260,000	Adient Global Holdings Ltd(c) 8.25%, 04/15/2031	2,360,608
405,000	American Airlines Inc / AAdvantage Loyalty IP Ltd(c) 5.75%, 04/20/2029	405,787
870,000	Aramark Services Inc(c) 5.00%, 02/01/2028	868,257
3,055,000	Ashton Woods USA LLC / Ashton Woods Finance Co(c) 6.88%, 08/01/2033	3,028,005
2,770,000	Banijay Entertainment SAS(c) 8.13%, 05/01/2029	2,839,461
	Beach Acquisition Bidco LLC(c)
1,050,000	EUR, 5.25%, 07/15/2032	1,221,431
2,550,797	10.00%, 07/15/2033(e) PIK rate, 10.75%	2,896,545
1,370,000	Boyd Gaming Corp(c) 4.75%, 06/15/2031	1,322,917
	Caesars Entertainment Inc(c)
1,255,000	4.63%, 10/15/2029(d)	1,206,341
920,000	7.00%, 02/15/2030	925,296
700,000	6.00%, 10/15/2032(d)	634,312
	Carnival Corp(c)
1,885,000	5.13%, 05/01/2029	1,882,083
880,000	5.75%, 03/15/2030	890,857
1,470,000	5.88%, 06/15/2031	1,496,473
2,280,000	5.75%, 08/01/2032	2,302,270
700,000	6.13%, 02/15/2033	708,502
1,510,000	Churchill Downs Inc(c) 5.75%, 04/01/2030	1,508,571
1,180,000	Clarios Global LP / Clarios US Finance Co(c) 6.75%, 09/15/2032	1,205,116
1,185,000	Crocs Inc(c) 4.25%, 03/15/2029	1,149,748
765,000	Dexko Global Inc(c) 7.50%, 04/15/2032	631,326
1,940,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(c) 6.75%, 01/15/2030	1,902,560
	FirstCash Inc(c)
2,560,000	6.88%, 03/01/2032	2,630,620
2,200,000	6.13%, 05/01/2034	2,189,745
415,000	Flutter Treasury Designated Activity Co(c)(d) 5.88%, 06/04/2031	413,577
4,105,000	Ford Motor Credit Co LLC 4.00%, 11/13/2030	3,857,700
1,350,000	Forvia SE(c)(d) 6.75%, 09/15/2033	1,349,370
1,265,000	Great Canadian Gaming Corp(c) 8.75%, 11/15/2029	1,265,617
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
3,245,000	Hilton Domestic Operating Co Inc(c) 5.75%, 09/15/2033	$ 3,257,159
	IHO Verwaltungs GmbH(c)(e)
970,000	7.75%, 11/15/2030 PIK rate, 8.50%	1,003,963
955,000	8.00%, 11/15/2032 PIK rate, 8.75%	992,519
980,000	7.38%, 05/15/2033 PIK rate, 8.13%	1,018,848
	K Hovnanian Enterprises Inc(c)
570,000	8.00%, 04/01/2031	588,047
855,000	8.38%, 10/01/2033	878,494
745,000	Kohl's Corp(c) 10.00%, 06/01/2030	805,785
	Light & Wonder International Inc(c)
1,490,000	7.25%, 11/15/2029	1,516,933
975,000	7.50%, 09/01/2031	1,010,557
1,085,000	Live Nation Entertainment Inc(c) 6.50%, 05/15/2027	1,084,866
3,325,000	Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC(c) 8.25%, 04/15/2030	3,463,323
	NCL Corp Ltd(c)
335,000	7.75%, 02/15/2029(d)	349,568
535,000	6.75%, 02/01/2032	533,797
650,000	6.25%, 09/15/2033	631,259
2,045,000	Nissan Motor Co Ltd(c) 8.13%, 07/17/2035	2,165,595
905,000	Penn Entertainment Inc(c) 5.63%, 01/15/2027	905,061
2,910,000	PetSmart LLC / PetSmart Finance Corp(c) 7.50%, 09/15/2032	2,910,634
	Pinewood FinCo PLC
785,000	GBP, 6.00%, 03/27/2030(c)	1,041,403
860,000	GBP, 6.00%, 03/27/2030	1,140,900
	Qnity Electronics Inc(c)
1,755,000	5.75%, 08/15/2032	1,764,347
2,425,000	6.25%, 08/15/2033	2,467,282
1,930,000	Rivers Enterprise Borrower LLC(c) 6.25%, 10/15/2030	1,954,117
	Royal Caribbean Cruises Ltd(c)
925,000	5.63%, 09/30/2031	932,773
180,000	6.25%, 03/15/2032	183,977
1,505,000	6.00%, 02/01/2033	1,526,215
1,375,000	Scientific Games Holdings LP / Scientific Games US FinCo Inc(c) 6.63%, 03/01/2030	1,175,171
2,205,000	Station Casinos LLC(c)(d) 6.63%, 03/15/2032	2,239,343
845,000	Taylor Morrison Communities Inc(c) 5.75%, 01/15/2028	854,240

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
1,338,000	United Airlines Inc(c) 4.63%, 04/15/2029	$ 1,319,450
535,000	Veritiv Operating Co(c) 10.50%, 11/30/2030	547,163
	Viking Cruises Ltd(c)
1,325,000	7.00%, 02/15/2029	1,326,658
1,110,000	9.13%, 07/15/2031	1,163,041
	Whirlpool Corp
810,000	7.50%, 07/01/2031(c)	819,678
1,145,000	5.75%, 03/01/2034	886,029
1,370,000	7.88%, 07/01/2034(c)	1,375,620
260,000	4.50%, 06/01/2046	154,767
3,280,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c) 7.13%, 02/15/2031	3,466,355
		97,305,899
Consumer, Non-Cyclical — 8.69%
745,000	1261229 BC Ltd(c) 10.00%, 04/15/2032	754,563
465,000	Bausch + Lomb Corp(c) 8.38%, 10/01/2028	477,788
840,000	Bausch + Lomb Netherlands BV / Bausch + Lomb Inc(b)(c) EUR, 6.08%, 01/15/2031 3-mo. EURIBOR + 3.87%	966,930
	Chobani LLC / Chobani Finance Corp Inc(c)
1,605,000	7.63%, 07/01/2029	1,655,037
1,135,000	6.38%, 04/15/2034	1,151,906
	CHS / Community Health Systems Inc(c)
2,655,000	5.25%, 05/15/2030	2,505,338
1,476,000	10.88%, 01/15/2032	1,589,565
2,580,000	9.75%, 01/15/2034	2,693,729
2,340,000	Concentra Health Services Inc(c) 6.88%, 07/15/2032	2,422,216
	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(c)
1,680,000	4.75%, 01/15/2029	1,631,355
475,000	6.63%, 07/15/2030	475,049
2,035,000	CVS Health Corp 7.00%, 03/10/2055	2,112,741
	DaVita Inc(c)
4,440,000	6.88%, 09/01/2032	4,579,074
255,000	6.75%, 07/15/2033	263,122
	EquipmentShare.com Inc(c)
1,150,000	8.63%, 05/15/2032	1,196,270
2,815,000	7.13%, 07/01/2034	2,765,846
1,565,000	Froneri Lux FinCo SARL(c) 6.00%, 08/01/2032	1,534,697
	Genmab A/S / Genmab Finance LLC(c)
2,480,000	6.25%, 12/15/2032	2,527,301
2,415,000	7.25%, 12/15/2033	2,517,874
2,310,000	Grifols SA EUR, 3.88%, 10/15/2028	2,623,467
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
990,000	Herc Holdings Inc(c) 6.63%, 06/15/2029	$ 1,010,763
2,680,000	Industrial F&B Investments III Inc(c) 7.75%, 02/11/2033	2,731,293
1,430,000	Insulet Corp(c) 6.50%, 04/01/2033	1,450,116
4,205,000	IQVIA Inc(c) 6.25%, 06/01/2032	4,275,132
5,090,000	Kedrion SpA(c) 6.50%, 09/01/2029	5,023,068
2,305,000	Medline Borrower LP(c) 3.88%, 04/01/2029	2,238,475
4,415,000	Opal Bidco SAS(c) 6.50%, 03/31/2032	4,504,187
5,225,000	RR Donnelley & Sons Co(c) 9.50%, 08/01/2029	5,417,390
365,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(c) EUR, 5.50%, 05/15/2033	408,260
	Tenet Healthcare Corp
4,140,000	6.13%, 06/15/2030	4,170,338
1,160,000	6.00%, 11/15/2033(c)	1,170,142
1,290,000	Teva Pharmaceutical Finance Netherlands II BV EUR, 4.38%, 05/09/2030	1,500,593
	Teva Pharmaceutical Finance Netherlands III BV
695,000	6.75%, 03/01/2028	711,225
1,735,000	5.13%, 05/09/2029(d)	1,734,415
1,710,000	8.13%, 09/15/2031	1,926,842
	US Foods Inc(c)
1,250,000	7.25%, 01/15/2032	1,297,145
1,545,000	5.75%, 04/15/2033	1,547,104
		77,560,356
Energy — 7.85%
1,705,000	Archrock Services LP / Archrock Partners Finance Corp(c) 6.00%, 02/01/2034	1,694,762
	Borr IHC Ltd / Borr Finance LLC(c)
1,160,000	8.75%, 01/15/2032	1,132,877
840,000	9.00%, 01/15/2034	812,304
	Calumet Specialty Products Partners LP / Calumet Finance Corp(c)
440,000	9.25%, 07/15/2029	444,400
1,895,000	9.75%, 02/15/2031	2,003,627
745,000	Coronado Finance Pty Ltd(c) 9.25%, 10/01/2029	678,868
	Crescent Energy Finance LLC(c)
1,445,000	7.88%, 04/15/2032	1,463,113
1,250,000	7.38%, 01/15/2033	1,242,491
3,130,000	8.38%, 01/15/2034(d)	3,223,900
1,445,000	Energy Transfer LP(f) 6.63%, Perpetual	1,456,587

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Hess Midstream Operations LP(c)
330,000	6.50%, 06/01/2029	$ 336,745
930,000	4.25%, 02/15/2030	897,097
825,000	5.50%, 10/15/2030	821,872
	Hilcorp Energy I LP / Hilcorp Finance Co(c)
565,000	6.00%, 04/15/2030	555,105
305,000	6.00%, 02/01/2031	295,436
975,000	6.25%, 04/15/2032	943,821
1,310,000	8.38%, 11/01/2033	1,364,063
2,260,000	6.88%, 05/15/2034	2,198,919
635,000	7.25%, 02/15/2035	625,229
4,090,000	Kinetik Holdings LP(c) 5.88%, 06/15/2030	4,113,767
	Kodiak Gas Services LLC(c)
1,530,000	5.88%, 04/01/2031	1,533,923
810,000	6.50%, 10/01/2033	821,059
3,670,000	Martin Midstream Partners LP / Martin Midstream Finance Corp(c) 11.50%, 02/15/2028	3,697,642
	Murphy Oil Corp
1,560,000	6.00%, 10/01/2032(d)	1,553,750
2,875,000	6.50%, 02/15/2034	2,848,149
100,000	Nabors Industries Inc(c) 8.88%, 08/15/2031	102,676
3,000,000	Neo Next+ Energy Consolidated Holdings Ltd(c) 6.63%, 06/11/2031	2,953,493
1,510,000	Oceaneering International Inc(c) 6.88%, 07/15/2034	1,533,807
225,000	Seventy Seven Energy Inc(g)(h)(i) 6.63%, 11/15/2026	23
	Sunoco LP(c)
1,045,000	5.38%, 07/15/2031	1,030,771
2,035,000	6.25%, 07/01/2033	2,053,236
120,000	5.63%, 07/15/2034	117,116
1,145,000	TGNR Intermediate Holdings LLC(c) 5.50%, 10/15/2029	1,126,773
692,308	Transocean Aquila Ltd(c) 8.00%, 09/30/2028	708,234
	Transocean International Ltd
1,834,000	8.75%, 02/15/2030(c)	1,905,722
1,885,000	8.50%, 05/15/2031(c)(d)	1,956,993
980,000	7.88%, 10/15/2032(c)	1,023,061
2,475,000	6.80%, 03/15/2038	2,295,675
345,000	Venture Global Calcasieu Pass LLC(c) 6.00%, 05/01/2036	348,724
	Venture Global LNG Inc(c)
1,935,000	9.00%, Perpetual(f)	1,889,170
800,000	9.50%, 02/01/2029	861,081
2,355,000	8.38%, 06/01/2031	2,451,386
2,265,000	9.88%, 02/01/2032	2,418,017
Principal Amount(a)		Fair Value
Energy — (continued)
	Venture Global Plaquemines LNG LLC(c)
340,000	7.50%, 05/01/2033	$ 373,154
580,000	6.50%, 01/15/2034	604,350
340,000	7.75%, 05/01/2035	381,300
975,000	6.75%, 01/15/2036	1,033,789
378,000	Viper Energy Partners LLC 5.70%, 08/01/2035	384,022
	Weatherford International Ltd(c)
1,360,000	8.63%, 04/30/2030	1,377,307
4,275,000	6.75%, 10/15/2033	4,361,764
		70,051,150
Financial — 9.96%
	Acrisure LLC / Acrisure Finance Inc(c)
1,715,000	8.50%, 06/15/2029	1,612,454
1,645,000	7.50%, 11/06/2030	1,560,176
581,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 6.95%, 03/10/2055	601,446
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(c)
1,275,000	5.88%, 11/01/2029	1,246,125
2,750,000	7.00%, 01/15/2031	2,794,709
440,000	7.38%, 10/01/2032	436,725
1,830,000	Ally Financial Inc 8.00%, 11/01/2031	2,038,140
278,000	Aretec Group Inc(c) 10.00%, 08/15/2030	292,827
	Asurion LLC / Asurion Co-Issuer Inc(c)
1,740,000	8.00%, 12/31/2032	1,753,148
2,875,000	8.38%, 02/01/2034	2,661,327
	CrossCountry Intermediate HoldCo LLC(c)
1,670,000	6.50%, 10/01/2030	1,646,006
2,625,000	6.75%, 12/01/2032	2,534,370
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	247,067
	Encore Capital Group Inc(c)
2,970,000	8.50%, 05/15/2030	3,154,286
1,900,000	6.63%, 06/01/2032	1,902,645
1,125,000	Freedom Mortgage Corp(c) 12.25%, 10/01/2030	1,214,004
4,635,000	Freedom Mortgage Holdings LLC(c) 8.38%, 04/01/2032	4,714,685
5,400,000	Iron Mountain Inc REIT(c) 6.25%, 01/15/2033	5,456,560
	Jane Street Group / JSG Finance Inc(c)
3,690,000	6.13%, 11/01/2032	3,690,767
1,745,000	6.75%, 05/01/2033	1,794,500
	Jefferson Capital Holdings LLC(c)
1,630,000	9.50%, 02/15/2029	1,704,364
2,935,000	8.25%, 05/15/2030	3,085,947

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
2,015,000	Jones Deslauriers Insurance Management Inc(c) 8.50%, 03/15/2030	$ 2,055,231
3,125,000	Millrose Properties Inc REIT(c) 6.38%, 08/01/2030	3,167,344
4,670,000	MPT Operating Partnership LP / MPT Finance Corp REIT(c) 8.50%, 02/15/2032	4,781,099
	OneMain Finance Corp
1,135,000	5.38%, 11/15/2029	1,114,817
1,355,000	7.50%, 05/15/2031	1,399,862
1,010,000	7.13%, 11/15/2031	1,027,463
1,320,000	6.50%, 03/15/2033	1,298,922
	Osaic Holdings Inc(c)
2,450,000	6.75%, 08/01/2032	2,454,190
2,690,000	8.00%, 08/01/2033	2,699,934
4,740,000	PHH Escrow Issuer LLC / PHH Corp(c) 9.88%, 11/01/2029	4,639,409
3,580,000	PRA Group Inc(c) 8.88%, 01/31/2030	3,694,413
	RHP Hotel Properties LP / RHP Finance Corp REIT(c)
290,000	7.25%, 07/15/2028	295,734
2,485,000	6.50%, 04/01/2032	2,542,823
765,000	6.50%, 06/15/2033	784,852
1,110,000	5.75%, 03/15/2034	1,099,703
	Rocket Cos Inc(c)
730,000	6.13%, 08/01/2031	745,565
1,780,000	7.13%, 02/01/2032	1,847,517
2,450,000	6.38%, 08/01/2033	2,491,563
1,650,000	6.50%, 06/15/2034	1,692,371
295,000	Societe Generale SA(c)(f) 5.38%, Perpetual	281,807
2,180,000	Stonex Escrow Issuer LLC(c) 6.88%, 07/15/2032	2,241,851
435,000	XHR LP REIT(c) 6.63%, 05/15/2030	445,039
		88,943,787
Industrial — 6.56%
	ATI Inc
460,000	4.88%, 10/01/2029	454,958
1,080,000	7.25%, 08/15/2030	1,121,335
	Axon Enterprise Inc(c)
960,000	6.13%, 03/15/2030	979,163
1,265,000	6.25%, 03/15/2033	1,296,585
930,000	Beacon Mobility Corp(c) 7.25%, 08/01/2030	965,324
	Bombardier Inc(c)
1,225,000	8.75%, 11/15/2030	1,294,891
265,000	7.00%, 06/01/2032	274,517
2,060,000	5.88%, 01/15/2035	2,067,626
720,000	Canpack Group Inc / CANPACK SA(c) 6.00%, 05/15/2031	724,082
500,000	Chart Industries Inc(c) 9.50%, 01/01/2031	523,538
915,000	Clean Harbors Inc(c) 6.38%, 02/01/2031	927,923
Principal Amount(a)		Fair Value
Industrial — (continued)
1,550,000	Clydesdale Acquisition Holdings Inc(c) 6.75%, 04/15/2032	$ 1,504,438
5,020,000	Efesto Bidco SpA Efesto US LLC(c) 7.50%, 02/15/2032	5,023,359
255,000	EMRLD Borrower LP / Emerald Co-Issuer Inc EUR, 6.38%, 12/15/2030	301,064
1,085,000	Energizer Gamma Acquisition BV EUR, 3.50%, 06/30/2029	1,211,436
440,000	Energizer Holdings Inc(c) 4.38%, 03/31/2029	425,959
2,045,000	Esab Corp(c) 5.63%, 04/01/2031	2,047,219
265,000	GFL Environmental Inc(c) 6.75%, 01/15/2031	272,626
1,825,000	Imola Merger Corp(c) 4.75%, 05/15/2029	1,792,347
	JH North America Holdings Inc(c)
155,000	5.88%, 01/31/2031	155,729
1,645,000	6.13%, 07/31/2032	1,658,640
1,030,000	Mauser Packaging Solutions Holding Co(c) 7.88%, 04/15/2030	1,052,990
930,000	Quikrete Holdings Inc(c) 6.38%, 03/01/2032	949,695
1,480,000	Sensata Technologies BV(c) 5.88%, 09/01/2030	1,484,884
1,060,000	Spirit AeroSystems Inc 4.60%, 06/15/2028	1,055,989
2,980,000	Standard Building Solutions Inc(c) 6.50%, 08/15/2032	2,998,011
	Standard Industries Inc(c)
225,000	4.38%, 07/15/2030	213,694
1,420,000	3.38%, 01/15/2031	1,278,056
	Terex Corp(c)
530,000	5.00%, 05/15/2029	525,069
1,365,000	6.25%, 10/15/2032	1,382,409
3,395,000	Toucan FinCo Ltd / Toucan FinCo Can Inc / Toucan FinCo US LLC(c) 9.50%, 05/15/2030	3,199,988
	TransDigm Inc(c)
2,570,000	6.88%, 12/15/2030	2,641,189
170,000	7.13%, 12/01/2031	176,028
5,000	6.00%, 01/15/2033	5,049
385,000	6.25%, 01/31/2034	392,852
2,475,000	6.75%, 01/31/2034	2,538,630
2,500,000	TTM Technologies Inc(c) 4.00%, 03/01/2029	2,414,900
1,280,000	Waste Pro USA Inc(c) 7.00%, 02/01/2033	1,309,813
1,960,000	Watco Cos LLC / Watco Finance Corp(c) 7.13%, 08/01/2032	2,012,510

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	Weekley Homes LLC / Weekley Finance Corp(c)
1,230,000	4.88%, 09/15/2028	$ 1,213,037
3,325,000	6.75%, 01/15/2034	3,333,841
	WESCO Distribution Inc(c)
205,000	6.38%, 03/15/2029	208,657
650,000	5.25%, 04/15/2031	643,330
1,550,000	6.63%, 03/15/2032	1,597,215
580,000	6.38%, 03/15/2033	595,078
365,000	Wrangler Holdco Corp(c) 6.63%, 04/01/2032	374,148
		58,619,821
Technology — 2.66%
2,815,000	AthenaHealth Group Inc(c) 6.50%, 02/15/2030	2,699,089
2,945,000	CACI International Inc(c) 6.38%, 06/15/2033	2,986,878
910,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	870,036
	Cloud Software Group Inc(c)
2,140,000	6.50%, 03/31/2029	2,076,402
2,030,000	9.00%, 09/30/2029	1,970,383
2,450,000	Fortress Intermediate 3 Inc(c) 7.50%, 06/01/2031	2,490,743
2,010,000	McAfee Corp(c) 7.38%, 02/15/2030	1,707,981
	OAK-Eagle Acquireco Inc(c)
940,000	7.25%, 07/01/2033	983,345
2,485,000	8.75%, 07/01/2034	2,637,385
260,000	ON Semiconductor Corp(c) 3.88%, 09/01/2028	252,982
1,650,000	Rocket Software Inc(c) 6.50%, 02/15/2029	1,485,755
	Seagate Data Storage Technology Pte Ltd
915,000	3.13%, 07/15/2029(c)	846,302
810,000	5.88%, 07/15/2030	824,387
1,955,000	UKG Inc(c) 6.88%, 02/01/2031	1,899,242
		23,730,910
Utilities — 3.20%
2,890,000	California Buyer Ltd / Atlantica Sustainable Infrastructure PLC(c) 6.38%, 02/15/2032	2,897,138
	Clearway Energy Operating LLC(c)
1,820,000	3.75%, 02/15/2031	1,688,081
1,715,000	3.75%, 01/15/2032	1,560,754
1,345,000	5.75%, 01/15/2034	1,318,790
580,000	Constellation Energy Generation LLC(c) 5.00%, 02/01/2031	579,839
	NRG Energy Inc(c)
915,000	10.25%, Perpetual(f)	987,315
1,355,000	6.25%, 11/01/2034	1,371,969
Principal Amount(a)		Fair Value
Utilities — (continued)
2,775,000	6.00%, 01/15/2036	$ 2,766,326
675,000	6.13%, 05/15/2036	675,312
	PG&E Corp
1,430,000	5.25%, 07/01/2030	1,408,180
780,000	7.38%, 03/15/2055	794,806
	Talen Energy Supply LLC(c)
460,000	6.13%, 05/01/2031	460,009
1,480,000	6.38%, 05/01/2033	1,478,132
2,400,000	6.25%, 02/01/2034	2,385,413
2,400,000	6.50%, 02/01/2036	2,419,577
1,346,000	Vistra Corp(c)(f) 7.00%, Perpetual	1,356,664
	Vistra Operations Co LLC(c)
1,565,000	5.00%, 07/31/2027	1,563,898
2,165,000	7.75%, 10/15/2031	2,265,196
565,000	6.88%, 04/15/2032	585,167
		28,562,566
TOTAL CORPORATE BONDS AND NOTES — 66.56% (Cost $591,483,261)		$594,199,636
CONVERTIBLE BONDS
Basic Materials — 0.43%
781,000	Almonty Industries Inc(c) 2.25%, 07/01/2031	831,765
1,066,000	Centrus Energy Corp(c)(j) (0.49%), 08/15/2032	1,098,620
879,000	Energy Fuels Inc(c) 0.75%, 11/01/2031	911,962
370,000	MP Materials Corp(c) 3.00%, 03/01/2030	998,038
		3,840,385
Communications — 1.58%
863,000	Alibaba Group Holding Ltd 0.50%, 06/01/2031	1,017,909
	AST SpaceMobile Inc(c)
748,000	2.38%, 10/15/2032	1,180,718
472,000	2.00%, 01/15/2036	549,880
1,179,000	Cable One Inc 1.13%, 03/15/2028	766,350
1,599,000	Ciena Corp(c)(j) (0.96%), 09/15/2031	1,682,947
3,123,000	DoorDash Inc(j) 0.39%, 05/15/2030	3,076,155
1,777,000	Etsy Inc(d) 1.00%, 06/15/2030	2,059,898
1,392,000	Robinhood Markets Inc(c)(j) (0.02%), 10/01/2029	1,392,796
	Uber Technologies Inc
1,227,000	(7.17%), 05/15/2028(j)	1,416,204
814,000	0.88%, 12/01/2028	973,544
		14,116,401

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — 1.45%
907,000	Burlington Stores Inc 1.25%, 12/15/2027	$ 1,443,490
1,182,000	GameStop Corp(j) (1.06%), 04/01/2030	1,204,458
1,820,000	Liberty Media Corp / Liberty Formula One 2.25%, 08/15/2027	2,254,070
	Live Nation Entertainment Inc
994,000	3.13%, 01/15/2029	1,770,811
2,458,000	2.88%, 01/15/2030(d)	2,933,623
2,074,000	NCL Corp Ltd(c) 0.75%, 09/15/2030	2,004,106
897,000	Patrick Industries Inc 1.75%, 12/01/2028	1,325,197
		12,935,755
Consumer, Non-Cyclical — 2.86%
1,620,000	Affirm Holdings Inc(d) 0.75%, 12/15/2029	1,888,920
	Alnylam Pharmaceuticals Inc
613,000	1.00%, 09/15/2027	737,039
2,049,000	3.80%, 09/15/2028(c)(j)	1,890,341
1,859,000	Bridgebio Pharma Inc(c) 0.75%, 02/01/2033	1,840,596
137,000	Celcuity Inc 0.25%, 08/01/2032	155,687
1,345,000	Chefs' Warehouse Inc 2.38%, 12/15/2028	3,003,520
1,885,000	Cytokinetics Inc(c) 1.75%, 10/01/2031	2,822,787
2,734,000	Halozyme Therapeutics Inc(c) 0.88%, 11/15/2032	3,004,113
1,121,000	Ionis Pharmaceuticals Inc(c)(j) (1.41%), 12/01/2030	1,193,865
968,000	Ligand Pharmaceuticals Inc(c)(j) (2.16%), 09/15/2031	1,090,815
276,000	PTC Therapeutics Inc(c)(j) (0.98%), 06/15/2031	290,159
1,829,000	Repligen Corp(d) 1.00%, 12/15/2028	1,870,833
1,527,000	Revolution Medicines Inc 0.50%, 05/01/2033	1,908,117
1,987,000	Spectrum Brands Inc(d) 3.38%, 06/01/2029	2,065,884
1,620,000	Tempus AI Inc(c)(j) (1.83%), 05/15/2032	1,815,381
		25,578,057
Energy — 0.57%
1,694,000	Crescent Energy Co(c) 2.75%, 03/15/2031	1,666,049
	Liberty Energy Inc(c)(j)
1,394,000	(0.59%), 03/01/2031	1,433,729
750,000	0.61%, 03/01/2032	724,875
137,000	Peabody Energy Corp(c) 0.50%, 06/01/2031	125,972
1,253,000	ProPetro Holding Corp(c)(j) 1.12%, 11/15/2031	1,181,704
		5,132,329
Principal Amount(a)		Fair Value
Financial — 3.67%
2,491,000	Barclays Bank PLC 1.00%, 02/16/2029	$ 2,468,905
2,145,000	Boston Properties LP REIT(c) 2.00%, 10/01/2030	2,074,215
1,941,000	Cipher Digital Inc(c)(j) (13.21%), 10/01/2031	3,402,812
1,430,000	Cleanspark Inc(c)(j) (0.20%), 02/15/2032	1,446,159
1,978,000	Compass Inc(c) 0.25%, 04/15/2031	2,148,108
1,044,000	Core Scientific Inc(c)(d)(j) (19.78%), 06/15/2031	1,467,342
2,430,000	Digital Realty Trust LP REIT(c) 1.88%, 11/15/2029	2,603,745
2,508,000	Galaxy Digital Holdings LP(c) 0.50%, 05/01/2031	2,135,083
1,037,000	Hercules Capital Inc(c) 4.75%, 09/01/2028	1,012,630
2,563,000	IREN Ltd(c) 1.00%, 12/01/2033	2,224,684
629	SoFi Technologies Inc(c)(j) (7.71%), 10/15/2026	643
	Terawulf Inc(c)
1,047,000	1.00%, 09/01/2031	2,238,900
1,958,000	(5.56%), 05/01/2032(j)	2,897,755
	Welltower OP LLC REIT(c)
1,159,000	2.75%, 05/15/2028	2,741,035
1,156,000	3.13%, 07/15/2029	2,072,130
1,523,000	WisdomTree Inc(c) 4.63%, 08/15/2030	1,815,112
		32,749,258
Industrial — 1.86%
2,071,000	Advanced Energy Industries Inc(c)(j) (1.74%), 05/15/2031	2,263,269
1,067,000	Avnet Inc(c) 1.75%, 09/01/2030	1,492,733
2,495,000	Bloom Energy Corp(c)(j) (10.55%), 11/15/2030	4,562,108
1,103,000	BWX Technologies Inc(c)(j) (0.55%), 11/01/2030	1,129,472
1,451,000	Itron Inc 1.38%, 07/15/2030	1,445,107
1,547,000	JBT Marel Corp(c) 0.38%, 09/15/2030	1,563,172
1,186,000	Knight-Swift Transportation Holdings Inc(c) 1.00%, 11/15/2031	1,380,504
1,132,000	Mirion Technologies Inc(c)(j) 1.19%, 10/01/2031	1,065,438
1,778,000	OSI Systems Inc(c) 0.50%, 02/01/2031	1,666,233
		16,568,036
Technology — 7.58%
1,083,000	Akamai Technologies Inc(c)(j) 1.64%, 05/15/2030	1,018,454
1,092,000	Bandwidth Inc(c)(j) (2.10%), 07/01/2032	1,249,794

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
631,000	Camtek Ltd(c)(j) (9.55%), 09/15/2030	$ 1,053,491
1,768,000	Cloudflare Inc(j) (5.30%), 06/15/2030	2,236,520
	CoreWeave Inc(c)
1,767,000	1.75%, 12/01/2031	2,105,027
2,435,000	1.75%, 10/01/2032	2,680,448
2,034,000	CyberArk Software Ltd(j) (20.20%), 06/15/2030	3,380,402
1,960,000	Datadog Inc(j) (8.68%), 12/01/2029	2,786,140
1,077,000	DigitalOcean Holdings Inc(c)(j) (18.29%), 08/15/2030	4,387,698
3,037,000	Guidewire Software Inc 1.25%, 11/01/2029	2,915,520
1,389,000	Lumentum Holdings Inc(c) 0.38%, 03/15/2032	6,406,762
1,152,000	Microchip Technology Inc(c)(j) (5.00%), 02/15/2030	1,325,978
1,184,000	MKS Inc 1.25%, 06/01/2030	3,485,180
	Nebius Group NV(c)
571,000	1.00%, 09/15/2030	1,226,407
968,000	1.25%, 03/15/2031	1,682,492
807,000	Nova Ltd(c)(j) (10.92%), 09/15/2030	1,490,495
3,264,000	ON Semiconductor Corp(c)(d)(j) 0.13%, 05/01/2031	3,244,416
2,229,000	Onto Innovation Inc(c)(j) (4.91%), 06/01/2031	2,938,714
693,000	Planet Labs PBC(c) 0.50%, 10/15/2030	2,044,350
317,000	Seagate HDD Cayman 3.50%, 06/01/2028	3,698,280
679,000	Semtech Corp(c)(j) (10.61%), 10/15/2030	1,246,305
2,054,000	SiTime Corp(j) (1.94%), 06/15/2031	2,272,772
2,160,000	Snowflake Inc(j) (13.36%), 10/01/2029	3,819,096
1,061,000	Strategy Inc 2.25%, 06/15/2032	1,011,664
1,288,000	Tyler Technologies Inc(c) 0.50%, 07/15/2031	1,275,764
396,000	Western Digital Corp 3.00%, 11/15/2028	6,668,411
		67,650,580
Utilities — 1.22%
3,589,000	CenterPoint Energy Inc(c) 2.88%, 05/15/2029	3,611,262
2,106,000	CMS Energy Corp 3.38%, 05/01/2028	2,349,243
1,670,000	Duke Energy Corp(c) 3.00%, 03/15/2029	1,661,650
985,000	PPL Capital Funding Inc 2.88%, 03/15/2028	1,117,975
Principal Amount(a)		Fair Value
Utilities — (continued)
1,959,000	Southern Co 4.50%, 06/15/2027	$ 2,157,839
		10,897,969
TOTAL CONVERTIBLE BONDS — 21.22% (Cost $154,068,967)		$189,468,770
Shares
COMMON STOCK
Basic Materials — 0.04%
9,200	Barrick Mining Corp	337,916
Consumer, Cyclical — 0.09%
7,900	Viking Holdings Ltd(k)	826,893
Energy — 0.10%
6,400	Exxon Mobil Corp	875,008
TOTAL COMMON STOCK — 0.23% (Cost $1,505,346)		$2,039,817
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.13%
21,224	Albemarle Corp 7.25%	1,175,597
Communications — 0.71%
126,784	Alphabet Inc 6.25%	6,361,387
Consumer, Cyclical — 0.12%
22,023	QXO Inc 5.50%	1,076,484
Financial — 0.54%
2,908	Bank of America Corp 7.25%	3,647,854
30,676	KKR & Co Inc 6.25%(d)	1,215,383
		4,863,237
Technology — 0.88%
19,192	Hewlett Packard Enterprise Co 7.63%	2,243,545
16,097	Microchip Technology Inc 7.50%	1,237,377
96,755	Oracle Corp 6.50%	4,342,364
		7,823,286
Utilities — 0.51%
95,446	NextEra Energy Inc 7.38%	4,545,138
TOTAL CONVERTIBLE PREFERRED STOCK — 2.89% (Cost $26,208,568)		$25,845,129

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
PREFERRED STOCK
Financial — 0.16%
22,798	Apollo Global Management Inc	$ 1,385,890
Industrial — 0.58%
76,614	Boeing Co(d)	5,192,897
TOTAL PREFERRED STOCK — 0.74% (Cost $5,885,616)		$6,578,787
GOVERNMENT MONEY MARKET MUTUAL FUNDS
28,862,839	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 3.60%(m)	28,862,839
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.23% (Cost $28,862,839)		$28,862,839
TOTAL INVESTMENTS — 97.61% (Cost $832,809,817)		$871,414,645
OTHER ASSETS & LIABILITIES, NET — 2.39%		$21,319,987
TOTAL NET ASSETS — 100.00%		$892,734,632
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2026.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $655,645,625, representing 73.44% of net assets.
(d)	All or a portion of the security is on loan as of June 30, 2026.
(e)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of June 30, 2026.
EURIBOR	Euro Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of June 30, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	777,196	EUR	672,000	09/16/2026	$6,810
CGM	USD	1,163,764	GBP	871,400	09/16/2026	7,983
HSB	USD	8,688,423	EUR	7,512,200	09/16/2026	76,372
HSB	USD	1,049,216	GBP	785,600	09/16/2026	7,235
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MS	EUR	593,200	USD	685,990	09/16/2026	$(5,940)
					Net Appreciation	$92,460
As of June 30, 2026, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.HY.46(c)	USD	11,004	$891,379	$557,015	5.00%	06/20/2031	$334,364	3.04%	Quarterly	-
			$891,379	$557,015		Net Appreciation	$334,364
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American high yield bonds with investment grade credit ratings that trade in the credit default swap market.
Abbreviations
CGM	Citigroup Global Markets
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.10%
$ 620,000	Louisiana Local Government Environmental Facilities & Community Development Authority, RB 4.28%, 02/01/2036	$ 601,638
Non-Agency — 13.83%
1,100,000	1988 Ltd(a)(b) Series 2024-5A Class D1 6.97%, 07/15/2037 3-mo. SOFR + 3.30%	1,100,114
700,000	Aligned Data Centers Issuer LLC(a) Series 2026-1A Class A2I 5.91%, 06/15/2056	701,559
1,375,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	1,378,557
1,170,000	Ares Loan Funding VI Ltd(a)(b) Series 2024-ALF6AR Class A 4.92%, 07/15/2039 3-mo. SOFR + 1.25%	1,169,994
1,550,000	Bain Capital Credit(a)(b) Series 2019-1A Class CR3 5.28%, 04/19/2034 3-mo. SOFR + 1.60%	1,549,954
1,000,000	Barclays Dryrock Issuance Trust Series 2025-1 Class A 3.97%, 07/15/2031	989,681
500,000	Barings Ltd(a)(b) Series 2024-4A Class B 5.33%, 10/20/2037 3-mo. SOFR + 1.65%	500,425
2,500,000	Bbam US V Ltd(a)(b) Series 2025-5A Class A1 5.03%, 07/25/2038 3-mo. SOFR + 1.36%	2,501,520
770,000	Belmont Park Ltd(a)(b) Series 2024-1A Class A1R 4.95%, 04/15/2037 3-mo. SOFR + 1.28%	772,980
2,500,000	Birch Grove Ltd(a)(b) Series 2024-8A Class A1R 4.97%, 04/20/2039 3-mo. SOFR + 1.29%	2,501,413
1,050,000	BMW Vehicle Lease Trust Series 2025-1 Class A3 4.43%, 06/26/2028	1,051,325
2,100,000	CBAMR Ltd(a)(b) Series 2017-4A Class A1R 5.09%, 03/31/2038 3-mo. SOFR + 1.42%	2,108,167
1,875,000	Cedar Funding IV Ltd(a)(b) Series 2014-4A Class AR3 5.01%, 01/23/2038 3-mo. SOFR + 1.34%	1,878,750
Principal Amount		Fair Value
Non-Agency — (continued)
$ 3,250,000	CIFC Funding Ltd(a)(b) Series 2020-1A Class A1R2 4.89%, 07/15/2039 3-mo. SOFR + 1.25%	$ 3,253,919
	Diameter Capital Ltd(a)(b)
	Series 2024-7AR Class A1R
1,190,000	4.91%, 07/20/2039 3-mo. SOFR + 1.23%	1,189,994
	Series 2025-10A Class A
1,450,000	4.99%, 04/20/2038 3-mo. SOFR + 1.31%	1,451,913
	Elmwood Ltd(a)(b)
	Series 2024-11A Class A
2,750,000	5.02%, 10/18/2037 3-mo. SOFR + 1.34%	2,752,923
	Series 2024-5A Class A1R2
3,175,000	4.83%, 04/20/2037 3-mo. SOFR + 1.20%	3,178,153
	Exeter Automobile Receivables Trust
	Series 2025-1A Class A3
46,542	4.67%, 08/15/2028	46,554
	Series 2025-3A Class A3
858,086	4.78%, 07/16/2029	859,458
1,075,000	Ford Credit Auto Owner Trust(a)(c) Series 2024-1 Class A 4.87%, 08/15/2036	1,085,642
1,325,000	GoldenTree Loan Management US Ltd(a)(b) Series 2026-29A Class A 4.87%, 04/20/2038 3-mo. SOFR + 1.23%	1,325,427
	Halseypoint Ltd(a)(b)
	Series 2020-2A Class D1R
900,000	7.28%, 07/20/2037 3-mo. SOFR + 3.60%	891,355
	Series 2023-7A Class A1R
2,750,000	5.13%, 07/20/2038 3-mo. SOFR + 1.45%	2,755,874
741,854	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	746,417
151,350	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 5.21%, 05/20/2054 1-mo. SOFR + 1.60%	151,688
	Kennedy Lewis Ltd(a)(b)
	Series 2024-15A Class A
1,300,000	5.25%, 07/20/2037 3-mo. SOFR + 1.57%	1,301,762
	Series 2024-18A Class A
1,575,000	5.05%, 01/20/2038 3-mo. SOFR + 1.37%	1,577,589
	Series 2025-22A Class A
2,625,000	5.01%, 07/20/2038 3-mo. SOFR + 1.33%	2,629,612

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	KKR Ltd(a)(b)
	Series 2024-50A Class A1R
$ 990,000	4.92%, 04/20/2039 3-mo. SOFR + 1.27%	$ 990,741
	Series 29AR Class A1RR
1,480,000	4.87%, 07/15/2039 3-mo. SOFR + 1.25%	1,480,740
	Oaktree Ltd(a)(b)
	Series 2019-4A Class ARR
1,100,000	5.19%, 07/20/2037 3-mo. SOFR + 1.51%	1,100,000
	Series 2019-4AR Class AR3
1,100,000	4.91%, 07/20/2037 3-mo. SOFR + 1.23%	1,099,995
	OCP Ltd(a)(b)
	Series 2017-14A Class A1R
1,775,000	5.05%, 07/20/2037 3-mo. SOFR + 1.37%	1,776,315
	Series 2026-50A Class A1
4,140,000	4.87%, 07/15/2039 3-mo. SOFR + 1.20%	4,139,975
1,790,000	Octagon Ltd(a)(b) Series 2021-1A Class B1R 5.12%, 10/15/2034 3-mo. SOFR + 1.45%	1,790,431
	OHA Credit Funding Ltd(a)(b)
	Series 2021-10RA Class A1
1,475,000	4.94%, 07/18/2037 3-mo. SOFR + 1.26%	1,475,892
	Series 2024-18AR Class A1R
1,660,000	4.88%, 07/20/2039 3-mo. SOFR + 1.20%	1,659,992
2,550,000	Palmer Square Ltd(a)(b) Series 2024-3A Class A 5.03%, 07/20/2037 3-mo. SOFR + 1.35%	2,554,169
800,000	Park Blue Ltd(a)(b) Series 2022-1A Class A1R 5.10%, 10/20/2037 3-mo. SOFR + 1.42%	801,357
2,625,000	Regatta Funding Ltd(a)(b) Series 2024-4A Class A1 4.99%, 01/25/2038 3-mo. SOFR + 1.32%	2,630,906
2,800,000	Regatta XXVIII Funding Ltd(a)(b) Series 2024-2A Class A1R 4.90%, 07/25/2039 3-mo. SOFR + 1.23%	2,801,887
800,000	RR Ltd(a)(b) Series 2024-29RA Class A2R 5.37%, 07/15/2039 3-mo. SOFR + 1.70%	800,567
511,709	Santander Drive Auto Receivables Trust Series 2025-1 Class A3 4.74%, 01/16/2029	512,340
Principal Amount		Fair Value
Non-Agency — (continued)
$ 250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 7.19%, 04/18/2031 3-mo. SOFR + 3.51%	$ 247,751
106,027	Sunnova Hestia I Issuer LLC(a) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	103,121
1,450,000	Toyota Auto Loan Extended Note Trust(a) Series 2025-1A Class A 4.65%, 05/25/2038	1,454,275
2,625,000	Trimaran CAVU Ltd(a)(b) Series 2026-1A Class A 5.02%, 07/22/2039 3-mo. SOFR + 1.28%	2,630,563
2,050,000	Warwick Capital Ltd(a)(b) Series 2023-1A Class AR 4.96%, 10/20/2038 3-mo. SOFR + 1.28%	2,053,530
489,867	Westlake Automobile Receivables Trust(a) Series 2025-2A Class A2A 4.66%, 09/15/2028	490,468
1,375,000	WF Card Issuance Trust Series 2025-A1 Class A 4.34%, 05/15/2030	1,375,426
2,070,000	Wise Ltd(a)(b) Series 2023-2A Class A1R 4.77%, 04/15/2039 3-mo. SOFR + 1.10%	2,072,082
2,775,000	Wonder Lake Park Ltd(a)(b) Series 2025-1A Class A 4.96%, 07/24/2038 3-mo. SOFR + 1.29%	2,778,052
		82,223,294
TOTAL ASSET-BACKED SECURITIES — 13.93% (Cost $82,892,768)		$82,824,932
CORPORATE BONDS AND NOTES
Basic Materials — 0.08%
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	213,621
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	241,039
		454,660
Communications — 2.49%
2,225,000	Alphabet Inc 4.10%, 11/15/2030	2,192,236
425,000	AppLovin Corp(d) 5.50%, 12/01/2034	428,842
	Expedia Group Inc
217,000	3.25%, 02/15/2030(d)	206,097
68,000	2.95%, 03/15/2031	62,487
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	419,534

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	Meta Platforms Inc
$ 975,000	4.20%, 11/15/2030	$ 959,705
1,925,000	4.88%, 11/15/2035	1,873,347
670,000	Netflix Inc 5.88%, 11/15/2028	691,199
2,455,000	QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC(a) 5.70%, 04/15/2036	2,334,199
1,610,000	Rogers Communications Inc 3.20%, 03/15/2027	1,595,093
	Space Exploration Technologies Corp(a)
1,125,000	5.35%, 07/15/2031	1,122,069
1,100,000	5.88%, 07/15/2036	1,085,661
	T-Mobile USA Inc
1,190,000	3.75%, 04/15/2027	1,183,864
230,000	3.38%, 04/15/2029	222,355
440,000	3.88%, 04/15/2030	426,349
		14,803,037
Consumer, Cyclical — 0.58%
125,000	AutoNation Inc 1.95%, 08/01/2028	117,892
290,000	Hyatt Hotels Corp 5.50%, 06/30/2034	293,400
	Las Vegas Sands Corp
490,000	5.63%, 06/15/2028	495,846
180,000	6.00%, 06/14/2030	185,039
310,000	Lennar Corp 4.75%, 11/29/2027	310,527
220,000	Lithia Motors Inc(a) 4.38%, 01/15/2031	208,570
	Lowe's Cos Inc
425,000	1.70%, 09/15/2028	399,921
225,000	3.75%, 04/01/2032	213,258
	Marriott International Inc
500,000	5.00%, 10/15/2027	503,216
292,000	4.88%, 05/15/2029	294,330
465,000	4.50%, 05/01/2033	450,097
		3,472,096
Consumer, Non-Cyclical — 3.21%
166,000	AbbVie Inc 3.20%, 11/21/2029	158,952
110,000	Adventist Health System 2.95%, 03/01/2029	104,351
450,000	Alcon Finance Corp(a) 3.00%, 09/23/2029	426,803
675,000	Banner Health 2.34%, 01/01/2030	625,421
655,000	BAT Capital Corp 6.00%, 02/20/2034	690,634
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	217,344
925,000	Becton Dickinson & Co 3.70%, 06/06/2027	918,969
275,000	Bristol-Myers Squibb Co 2.95%, 03/15/2032	251,252
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 327,000	Cardinal Health Inc 5.13%, 02/15/2029	$ 330,803
64,000	Constellation Brands Inc 4.75%, 05/09/2032	63,313
125,000	CSL Finance PLC(a) 3.85%, 04/27/2027	124,354
	CVS Health Corp
151,000	3.25%, 08/15/2029	144,596
225,000	1.88%, 02/28/2031	197,349
1,230,000	Elevance Health Inc 4.60%, 09/15/2032	1,207,040
	GE HealthCare Technologies Inc
820,000	5.65%, 11/15/2027	831,808
144,000	5.86%, 03/15/2030	149,204
720,000	Global Payments Inc 5.55%, 11/15/2035	697,986
950,000	Haleon US Capital LLC 3.38%, 03/24/2027	943,034
	HCA Inc
950,000	4.50%, 02/15/2027	949,566
200,000	5.63%, 09/01/2028	203,099
475,000	5.45%, 04/01/2031	485,336
580,000	J M Smucker Co 5.90%, 11/15/2028	597,051
230,000	JBS NV / JBS USA Foods Group Holdings Inc / JBS USA Food Co Holdings 3.75%, 12/01/2031	214,657
1,355,000	JDE Peet's NV(a) 1.38%, 01/15/2027	1,329,995
800,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	799,380
	Mars Inc(a)
1,200,000	4.80%, 03/01/2030	1,203,575
1,050,000	5.00%, 03/01/2032	1,057,389
1,425,000	5.20%, 03/01/2035	1,430,666
25,000	Nature Conservancy 1.30%, 07/01/2028	23,333
875,000	Pernod Ricard International Finance LLC(a) 1.63%, 04/01/2031	757,206
225,000	Pilgrim's Pride Corp 4.25%, 04/15/2031	215,769
235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	234,846
255,000	Rush System for Health Obligated Group 3.92%, 11/15/2029	249,064
	Solventum Corp
357,000	5.40%, 03/01/2029	363,180
460,000	5.60%, 03/23/2034	470,784
218,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	198,233
130,000	Sutter Health 2.29%, 08/15/2030	118,305
100,000	UnitedHealth Group Inc 4.20%, 05/15/2032	97,222
		19,081,869

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Energy — 0.73%
	Cheniere Energy Partners LP
$ 220,000	4.50%, 10/01/2029	$ 218,535
245,000	5.95%, 06/30/2033	255,800
745,000	Columbia Pipelines Operating Co LLC(a) 6.04%, 11/15/2033	782,153
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	211,921
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	997,864
325,000	5.50%, 06/01/2027	327,133
930,000	Reliance Industries Ltd(a) 2.88%, 01/12/2032	836,405
710,000	Saudi Arabian Oil Co(a) 5.25%, 07/17/2034	715,077
		4,344,888
Financial — 2.25%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,175,000	2.45%, 10/29/2026	1,167,820
235,000	3.00%, 10/29/2028	226,203
250,000	3.30%, 01/30/2032	228,519
550,000	Ally Financial Inc 7.10%, 11/15/2027	566,310
295,000	Avolon Holdings Funding Ltd(a) 6.38%, 05/04/2028	302,579
200,000	Banco Santander SA 2.75%, 12/03/2030	181,392
	Bank of America Corp
804,000	5.20%, 04/25/2029	811,505
900,000	5.51%, 01/24/2036	919,046
	Bank of New York Mellon Corp
75,000	4.60%, 07/26/2030	74,993
200,000	5.83%, 10/25/2033	210,106
350,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	352,492
464,000	Chubb INA Holdings LLC 6.80%, 11/15/2031	506,255
590,000	Citigroup Inc 6.02%, 01/24/2036	607,705
	Crown Castle Inc REIT
950,000	3.65%, 09/01/2027	940,638
1,811,000	3.30%, 07/01/2030	1,706,463
411,000	Fifth Third Bancorp 4.77%, 07/28/2030	410,409
224,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	200,622
450,000	ING Groep NV 4.02%, 03/28/2028	448,326
300,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	283,917
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	228,448
589,000	Morgan Stanley 5.16%, 04/20/2029	593,643
Principal Amount		Fair Value
Financial — (continued)
$ 235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	$ 226,047
730,000	Synchrony Financial 4.95%, 02/25/2032	711,638
445,000	US Bancorp 5.78%, 06/12/2029	454,282
1,037,000	Westpac Banking Corp 5.62%, 11/20/2035	1,045,535
		13,404,893
Industrial — 1.46%
235,000	Atkore Inc(a)(d) 4.25%, 06/01/2031	225,040
	Boeing Co
801,000	6.30%, 05/01/2029	833,872
29,000	2.95%, 02/01/2030	27,285
240,000	5.15%, 05/01/2030	242,926
459,000	8.75%, 09/15/2031	535,588
445,000	6.53%, 05/01/2034	484,122
310,000	Cemex SAB de CV 5.75%, 06/05/2036	308,915
335,000	IDEX Corp 2.63%, 06/15/2031	301,639
150,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	150,126
1,190,000	Mexico City Airport Trust 3.88%, 04/30/2028	1,160,844
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	222,793
235,000	Owens Corning 3.50%, 02/15/2030	225,100
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
1,075,000	4.40%, 07/01/2027	1,073,073
367,000	5.25%, 07/01/2029	371,560
275,000	Republic Services Inc 4.88%, 04/01/2029	277,510
661,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.70%, 07/25/2033	677,544
922,000	Vertiv Holdings Co 4.85%, 03/15/2036	895,471
	Waste Management Inc
456,000	4.95%, 07/03/2031	462,347
200,000	4.15%, 04/15/2032	195,090
		8,670,845
Technology — 1.82%
	Broadcom Inc
885,000	2.45%, 02/15/2031	800,737
340,000	4.15%, 04/15/2032(a)	327,230
250,000	3.47%, 04/15/2034	224,498
688,000	3.14%, 11/15/2035(a)	584,429
296,000	Constellation Software Inc(a) 5.16%, 02/16/2029	297,102

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
	Dell International LLC / EMC Corp
$ 150,000	5.30%, 10/01/2029	$ 152,508
25,000	6.20%, 07/15/2030	26,232
955,000	Fidelity National Information Services Inc 4.80%, 03/10/2031	944,559
644,000	HP Inc 4.00%, 04/15/2029	631,288
210,000	Intel Corp 5.15%, 02/21/2034	210,109
	MSCI Inc(a)
585,000	4.00%, 11/15/2029	565,978
225,000	3.63%, 09/01/2030	212,847
105,000	NXP BV / NXP Funding LLC / NXP USA Inc 5.00%, 01/15/2033	104,649
	Oracle Corp
104,000	2.95%, 04/01/2030	95,724
700,000	5.25%, 02/03/2032	690,047
500,000	4.80%, 09/26/2032	475,756
1,000,000	6.25%, 11/09/2032	1,027,761
537,000	4.90%, 02/06/2033	509,142
735,000	5.35%, 05/04/2033	713,959
665,000	5.70%, 02/04/2036	644,022
	Synopsys Inc
437,000	5.00%, 04/01/2032	437,766
314,000	5.15%, 04/01/2035	312,206
400,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	397,676
	Workday Inc
250,000	3.50%, 04/01/2027	248,193
175,000	3.80%, 04/01/2032(d)	162,958
		10,797,376
Utilities — 0.16%
475,000	NiSource Inc 5.25%, 03/30/2028	480,292
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	219,430
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	229,838
		929,560
TOTAL CORPORATE BONDS AND NOTES — 12.78% (Cost $76,864,976)		$75,959,224
FOREIGN GOVERNMENT BONDS AND NOTES
1,340,000	Eagle Funding Luxco SARL(a) 5.50%, 08/17/2030	1,345,427
	Romanian Government International Bond
856,000	3.00%, 02/14/2031	765,211
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 440,000	5.75%, 07/04/2036(a)	$ 420,751
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.43% (Cost $2,652,050)		$2,531,389
MORTGAGE-BACKED SECURITIES
Non-Agency — 9.63%
669,078	Angel Oak Mortgage Trust(a)(e) Series 2021-7 Class A1 1.98%, 10/25/2066	577,046
1,600,000	BANK Series 2017-BNK5 Class A5 3.39%, 06/15/2060	1,580,374
	BANK5
	Series 2024-5YR10 Class AS
300,000	5.64%, 10/15/2057	302,112
	Series 2024-5YR11 Class AS
425,000	6.14%, 11/15/2057	434,487
	Series 2025-5YR13 Class AS
675,000	6.10%, 01/15/2058(e)	686,829
	Series 2025-5YR16 Class AS
850,000	5.75%, 08/15/2063(e)	865,849
	Series 2025-5YR17 Class A3
1,050,000	5.23%, 11/15/2058	1,062,134
	Series 2026-5YR22 Class A3
1,250,000	5.71%, 06/15/2059(e)	1,290,977
	Barclays Commercial Mortgage Securities Trust
	Series 2018-TALL Class A
1,050,000	4.55%, 03/15/2037(a)(b) 1-mo. SOFR + 0.92%	992,250
	Series 2019-C3 Class C
564,000	4.18%, 05/15/2052	518,572
	Series 2024-C24 Class A5
550,000	5.42%, 02/15/2057	562,061
600,000	Benchmark Mortgage Trust Series 2020-B22 Class A5 1.97%, 01/15/2054	528,618
1,200,000	BFLD Commercial Mortgage Trust(a)(b) Series 2024-UNIV Class A 5.12%, 11/15/2041 1-mo. SOFR + 1.49%	1,201,125
627,839	BLP Commercial Mortgage Trust(a)(b) Series 2024-IND2 Class A 4.97%, 03/15/2041 1-mo. SOFR + 1.34%	628,428
950,000	BMO Mortgage Trust(e) Series 2024-5C4 Class A3 6.53%, 05/15/2057	986,506

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 700,000	BPR Trust(a)(e) Series 2024-PMDW Class A 5.36%, 11/05/2041	$ 704,880
	BX Trust(a)
	Series 2024-BIO Class A
1,400,000	5.27%, 02/15/2041(b) 1-mo. SOFR + 1.64%	1,400,875
	Series 2024-VLT5 Class A
600,000	5.59%, 11/13/2046(e)	598,197
	Series 2025-BCAT Class A
983,129	5.01%, 08/15/2042(b) 1-mo. SOFR + 1.38%	985,279
	Series 2025-ROIC Class A
867,559	4.77%, 03/15/2030(b) 1-mo. SOFR + 1.14%	865,932
	Series 2025-TAIL Class A
1,150,000	5.03%, 06/15/2035(b) 1-mo. SOFR + 1.40%	1,152,909
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
175,000	6.00%, 02/25/2055	175,940
	Series 2024-3 Class A5A
300,000	5.50%, 02/25/2055	295,654
516,811	CIM Trust(a)(c) Series 2025-I1 Class A2 5.91%, 10/25/2069	517,874
1,346,751	COLT Mortgage Loan Trust(a)(c) Series 2025-8 Class A1 5.48%, 08/25/2070	1,350,405
604,260	Credit Suisse Mortgage Trust(a)(e) Series 2021-NQM6 Class A1 1.17%, 07/25/2066	516,516
500,000	DC Trust(a)(e) Series 2024-HLTN Class A 5.93%, 04/13/2040	500,191
1,000,000	Durst Commercial Mortgage Trust(a)(e) Series 2025-151 Class A 5.32%, 08/10/2042	1,004,722
1,229,636	Ellington Financial Mortgage Trust(a)(c) Series 2026-NQM4 Class A1A 5.47%, 04/25/2071	1,230,468
1,600,000	HLTN Commercial Mortgage Trust(a)(b) Series 2026-DPLO Class A 5.33%, 04/15/2041 1-mo. SOFR + 1.70%	1,604,998
1,800,000	Houston Galleria Mall Trust(a)(e) Series 2025-HGLR Class A 5.64%, 02/05/2045	1,839,873
	Hudson Yards Mortgage Trust(a)(e)
	Series 2025-SPRL Class A
855,000	5.65%, 01/13/2040	868,499
	Series 2025-SPRL Class D
525,000	6.55%, 01/13/2040	536,246
Principal Amount		Fair Value
Non-Agency — (continued)
$ 750,000	IRV Trust(a)(e) Series 2025-200P Class A 5.47%, 03/14/2047	$ 755,754
680,974	JPMorgan Chase Commercial Mortgage Securities Trust(a)(b) Series 2022-NLP Class B 4.98%, 04/15/2037 1-mo. SOFR + 1.36%	670,760
	JPMorgan Mortgage Trust(a)(e)
	Series 2021-LTV2 Class A1
624,563	2.52%, 05/25/2052	529,222
	Series 2024-1 Class A4
180,288	6.00%, 06/25/2054	180,269
1,200,000	JW Commercial Mortgage Trust(a)(b) Series 2026-MRCO Class A 5.13%, 06/15/2039 1-mo. SOFR + 1.50%	1,203,000
975,000	MAD Commercial Mortgage Trust(a)(e) Series 2025-11MD Class D 6.57%, 10/15/2042	981,652
	Manhattan West Mortgage Trust(a)(e)
	Series 2026-2MW Class A
1,300,000	5.50%, 06/10/2048	1,310,747
	Series 2026-2MW Class B
700,000	5.72%, 06/10/2048	705,164
802,693	MFA Trust(a)(e) Series 2026-NQM1 Class A1 5.05%, 02/25/2071	796,534
	Morgan Stanley Residential Mortgage Loan Trust(a)(c)
	Series 2025-DSC3 Class A1A
1,271,280	4.91%, 09/25/2070	1,256,712
	Series 2025-NQM4 Class A1A
1,266,999	5.59%, 06/25/2070	1,267,749
	NYC Commercial Mortgage Trust(a)
	Series 2025-11X Class A
1,200,000	5.37%, 10/15/2040(b) 1-mo. SOFR + 1.74%	1,204,125
	Series 2026-9W57 Class A
2,200,000	5.05%, 06/06/2040(e)	2,189,239
	Series 2026-9W57 Class B
900,000	5.35%, 06/06/2040(e)	896,390
	Onslow Bay Financial LLC(a)
	Series 2022-J2 Class A1
463,671	3.50%, 08/25/2052(e)	413,332
	Series 2024-NQM2 Class A1
584,686	5.88%, 12/25/2063(c)	585,163
	Series 2025-NQM1 Class A1
1,318,013	5.55%, 12/25/2064(e)	1,319,701
	Series 2025-NQM11 Class A1A
902,921	5.42%, 05/25/2065(c)	902,781

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2025-NQM15 Class A1A
$ 1,100,541	5.14%, 07/27/2065(c)	$ 1,097,383
	ROCK Trust(a)
	Series 2024-CNTR Class A
900,000	5.39%, 11/13/2041	909,627
	Series 2024-CNTR Class D
750,000	7.11%, 11/13/2041	776,922
350,000	TEXAS Commercial Mortgage Trust(a)(b) Series 2025-TWR Class C 5.77%, 04/15/2042 1-mo. SOFR + 2.14%	349,781
1,600,000	TPG Trust(a)(b) Series 2024-WLSC Class A 5.76%, 11/15/2029 1-mo. SOFR + 2.13%	1,593,988
	Verus Securitization Trust(a)
	Series 2021-7 Class A1
736,505	2.83%, 10/25/2066(c)	671,079
	Series 2021-8 Class A1
64,547	2.82%, 11/25/2066(e)	58,817
	Series 2022-1 Class A3
556,602	3.29%, 01/25/2067(e)	507,053
	Series 2025-1 Class A1A
1,142,662	5.62%, 01/25/2070(c)	1,145,836
	Series 2025-INV1 Class A1
651,832	5.55%, 02/25/2070(c)	653,734
1,100,000	VTR Commercial Mortgage Trust(a)(e) Series 2025-STEM Class A 5.20%, 10/13/2039	1,087,492
1,050,000	WB Commercial Mortgage Trust(a)(e) Series 2024-HQ Class B 6.63%, 03/15/2040	1,050,964
	Wells Fargo Commercial Mortgage Trust(a)(e)
	Series 2024-1CHI Class A
1,125,000	5.48%, 07/15/2035	1,125,891
	Series 2024-1CHI Class B
700,000	5.93%, 07/15/2035	700,164
		57,263,851
U.S. Government Agency — 0.56%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
195,519	5.28%, 12/25/2041 1-mo. SOFR + 1.65%	196,128
	Series 2022-R05 Class 2M2
163,224	6.63%, 04/25/2042 1-mo. SOFR + 3.00%	165,130
	Series 2024-R01 Class 1M2
300,000	5.43%, 01/25/2044 1-mo. SOFR + 1.80%	301,865
	Series 2024-R03 Class 2B1
275,000	6.43%, 03/25/2044 1-mo. SOFR + 2.80%	282,379
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2024-R03 Class 2M2
$ 175,000	5.58%, 03/25/2044 1-mo. SOFR + 1.95%	$ 176,285
	Series 2024-R04 Class 1M2
289,263	5.28%, 05/25/2044 1-mo. SOFR + 1.65%	290,167
	Series 2026-R01 Class 2M2
850,000	4.98%, 01/25/2046 1-mo. SOFR + 1.35%	847,792
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
24,356	5.28%, 01/25/2034 1-mo. SOFR + 1.65%	24,385
	Series 2025-DNA3 Class A1
1,013,625	4.58%, 09/25/2045 1-mo. SOFR + 0.95%	1,015,151
		3,299,282
TOTAL MORTGAGE-BACKED SECURITIES — 10.19% (Cost $60,751,037)		$60,563,133
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
11,765,813(f)	1.63%, 04/15/2030	11,625,453
73,181,716(f)	0.13%, 07/15/2030	82,503,370
42,960,478(f)	1.13%, 10/15/2030	41,723,888
19,706,279(f)	0.63%, 07/15/2032	19,827,534
108,619,358(f)	1.88%, 07/15/2035	106,239,310
48,196,714(f)	1.88%, 01/15/2036	46,819,264
17,183,074(f)	2.13%, 02/15/2054	15,004,435
TOTAL U.S. TREASURY BONDS AND NOTES — 54.46% (Cost $330,134,803)		$323,743,254
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
621,120	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 3.60%(h)	621,120
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.10% (Cost $621,120)		$621,120

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.32%
	Federal Home Loan Bank(i)
$ 4,750,000	3.67%, 07/22/2026	$ 4,739,985
27,000,000	3.70%, 08/12/2026	26,885,494
TOTAL SHORT TERM INVESTMENTS — 5.32% (Cost $31,625,479)		$31,625,479
TOTAL INVESTMENTS — 97.21% (Cost $585,542,233)		$577,868,531
OTHER ASSETS & LIABILITIES, NET — 2.79%		$16,593,328
TOTAL NET ASSETS — 100.00%		$594,461,859
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $148,187,234, representing 24.93% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2026.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2026. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of June 30, 2026.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of June 30, 2026.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of June 30, 2026.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	779	USD	85,605	Sep 2026	$86,649
U.S. 2 Year Treasury Note Futures	733	USD	151,095	Sep 2026	(179,765)
U.S. 5 Year Treasury Note Futures	2,209	USD	236,467	Sep 2026	452,258
Short
3-mo. SOFR Futures	393	USD	94,281	Dec 2026	(46,981)
U.S. 10 Year Treasury Ultra Futures	637	USD	71,643	Sep 2026	(453,906)
U.S. Long Bond Futures	104	USD	11,804	Sep 2026	(104,559)
U.S. Ultra Bond Futures	96	USD	11,151	Sep 2026	(1,767)
				Net Depreciation	$(248,071)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annually	3.43%	Annually	USD	37,170	04/22/2028	$210,654	$186,813	$23,841
1-day SOFR	Annually	3.42%	Annually	USD	47,400	04/22/2028	274,717	60,830	213,887
1-day SOFR	Annually	3.93%	Annually	USD	45,360	06/30/2028	63,444	111,246	(47,802)
4.02%	Annually	1-day SOFR	Annually	USD	6,070	06/30/2028	906	7,799	(6,893)
3.25%	Annually	1-day SOFR	Annually	USD	1,260	09/16/2029	(24,131)	(26,159)	2,028
1-day SOFR	Annually	3.90%	Annually	USD	102,430	11/30/2030	(23,623)	194,408	(218,031)
1-day SOFR	Annually	3.98%	Annually	USD	7,520	11/30/2030	(23,756)	9,656	(33,412)
3.58%	Annually	1-day SOFR	Annually	USD	68,010	04/22/2032	(899,367)	(595,375)	(303,992)
3.59%	Annually	1-day SOFR	Annually	USD	55,510	04/22/2032	(713,673)	(936,551)	222,878
1-day SOFR	Annually	3.98%	Annually	USD	55,140	04/30/2033	(179,640)	158,608	(338,248)
1-day SOFR	Annually	3.50%	Annually	USD	2,940	09/16/2033	76,487	90,408	(13,921)
1-day SOFR	Annually	3.89%	Annually	USD	70,130	04/22/2037	762,536	1,269,754	(507,218)
4.69%	Annually	1-day SOFR	Annually	USD	38,380	04/14/2041	185,920	(10,560)	196,480
4.635	Annually	1-day SOFR	Annually	USD	79,270	04/14/2041	244,074	(46,782)	290,856
1-day SOFR	Annually	4.05%	Annually	USD	73,880	04/13/2056	(108,423)	108,090	(216,513)
1-day SOFR	Annually	4.11%	Annually	USD	35,630	04/13/2056	(135,025)	11,065	(146,090)
							$(288,900)	$593,250	$(882,150)
As of June 30, 2026, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	2.45%	At Maturity	USD	81,413	07/19/2028	$1,586,451	$386,627	$1,199,824
CPI-U	At Maturity	2.59%	At Maturity	USD	24,560	12/12/2029	374,599	183,484	191,115
CPI-U	At Maturity	2.65%	At Maturity	USD	36,530	09/23/2030	14,502	(112,899)	127,401
CPI-U	At Maturity	2.53%	At Maturity	USD	40,020	10/15/2030	212,651	385,453	(172,802)
CPI-U	At Maturity	2.57%	At Maturity	USD	15,720	11/28/2032	196,438	152,431	44,007
							$2,384,641	$995,096	$1,389,545
Abbreviations
CPI-U	United States of America Consumer Price Index
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 11.94%
595,844	AASET Trust(b) Series 2024-2A Class A 5.93%, 09/16/2049	$ 599,251
408,846	ACM Auto Trust(b) Series 2025-3A Class A 5.01%, 01/22/2030	405,941
140,000	Affirm Asset Securitization Trust(b) Series 2024-X2 Class D 6.08%, 12/17/2029	140,370
1,640,000	Affirm Master Trust Series(b) Series 2025-3A Class A 4.45%, 10/16/2034	1,626,987
765,000	Aligned Data Centers Issuer LLC(b) Series 2026-1A Class A2I 5.91%, 06/15/2056	766,703
524,632	ALTDE Trust(b) Series 2025-1A Class A 5.90%, 08/15/2050	526,256
	American Credit Acceptance Receivables Trust(b)
	Series 2023-4 Class D
500,000	7.65%, 09/12/2030	510,172
	Series 2024-4 Class D
200,000	5.34%, 08/12/2031	201,321
	Series 2025-1 Class C
1,650,000	5.09%, 08/12/2031	1,654,896
	Series 2025-1 Class D
300,000	5.54%, 08/12/2031	302,724
	Series 2025-2 Class D
1,900,000	5.50%, 08/12/2031	1,917,835
	Series 2025-4 Class C
575,000	4.83%, 01/13/2031	574,721
520,000	AMSR Trust(b) Series 2021-SFR3 Class D 2.18%, 10/17/2038	514,556
	Applebee's Funding LLC / IHOP Funding LLC(b)
	Series 2023-1A Class A2
1,854,000	7.82%, 03/05/2053	1,868,157
	Series 2025-1A Class A2
1,965,000	6.72%, 06/07/2055	1,960,645
	Aqua Finance Trust(b)
	Series 2019-A Class A
71,379	3.14%, 07/16/2040	69,162
	Series 2019-A Class C
390,224	4.01%, 07/16/2040	380,681
955,640	Arivo Acceptance Auto Loan Receivables Trust(b) Series 2025-1A Class A2 4.92%, 05/15/2029	957,236
143,021	Ascent Education Funding Trust(b) Series 2024-A Class A 6.14%, 10/25/2050	145,156
100,000	AutoNation Finance Trust(b) Series 2026-2A Class D 5.75%, 05/15/2034	100,046
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,282,000	Auxilior Term Funding LLC(b) Series 2024-1A Class B 5.69%, 07/15/2031	$ 1,296,715
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	158,312
	Series 2023-3A Class A
385,000	5.44%, 02/22/2028	386,669
	Series 2023-3A Class D
255,000	7.32%, 02/20/2028	256,501
	Series 2023-5A Class D
250,000	7.35%, 04/20/2028	251,551
	Series 2023-8A Class C
110,000	7.34%, 02/20/2030	114,570
	Series 2024-1A Class C
100,000	6.48%, 06/20/2030	102,597
	Series 2024-2A Class D
1,644,000	7.43%, 10/20/2028	1,665,766
1,080,000	Benefit Street Partners XXVIII Ltd(b)(c) Series 2022-28A Class BR 5.38%, 10/20/2037 3-mo. SOFR + 1.70%	1,081,915
470,000	Benefit Street Partners XXXVII Ltd(b)(c) Series 2024-37A Class B 5.32%, 01/25/2038 3-mo. SOFR + 1.65%	470,570
	BHG Securitization Trust(b)
	Series 2023-B Class B
216,165	7.45%, 12/17/2036	224,022
	Series 2024-1CON Class B
101,227	6.49%, 04/17/2035	103,202
	Series 2024-1CON Class C
71,179	6.86%, 04/17/2035	72,139
	Series 2025-1CON Class B
118,882	5.26%, 04/17/2036	118,797
455,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 5.06%, 10/22/2037 3-mo. SOFR + 1.40%	456,132
1,320,025	Bojangles Issuer LLC(b) Series 2024-1A Class A2 6.58%, 11/20/2054	1,328,438
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
910,000	7.84%, 08/15/2029	936,524
	Series 2024-2 Class D
730,000	6.30%, 02/15/2030	741,509
274,543	BXG Receivables Note Trust(b) Series 2023-A Class A 5.77%, 11/15/2038	277,091
233,163	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	223,492

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	CarMax Auto Owner Trust
	Series 2023-4 Class D
100,000	7.16%, 04/15/2030	$ 102,617
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	101,326
	CarMax Select Receivables Trust
	Series 2025-B Class D
1,000,000	5.33%, 07/15/2031	996,926
	Series 2026-B Class D
100,000	5.80%, 10/15/2032	100,758
	Carvana Auto Receivables Trust
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	132,359
	Series 2023-N1 Class D
920,000	6.69%, 07/10/2029(b)	930,270
	Series 2023-N4 Class D
100,000	7.22%, 02/11/2030(b)	102,781
	Series 2024-N1 Class D
100,000	6.30%, 05/10/2030(b)	101,602
	Series 2024-N3 Class D
300,000	5.38%, 12/10/2030(b)	300,513
	Castlelake Aircraft Securitization Trust(b)
	Series 2018-1 Class B
176,351	5.30%, 06/15/2043	173,060
	Series 2019-1A Class A
62,951	3.97%, 04/15/2039	61,988
	Series 2025-1A Class A
1,058,020	5.78%, 02/15/2050	1,061,221
168,136	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	157,315
492,791	CLI Funding VIII LLC(b) Series 2025-R Class A 6.61%, 06/21/2050	486,478
1,438,565	CLIF Holdings LLC(b) Series 2025-1H Class A 6.72%, 12/20/2050	1,420,304
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
42,931	2.92%, 07/25/2051	40,579
	Series 2021-C Class D
60,069	4.11%, 07/26/2055	55,541
	Series 2024-B Class A1A
852,427	5.69%, 08/25/2054	862,051
	Series 2024-B Class B
100,000	6.08%, 08/25/2054	100,803
1,125,323	Commercial Equipment Finance LLC(b) Series 2025-1A Class A 4.83%, 05/15/2031	1,124,538
58,216	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	53,328
Principal Amount(a)		Fair Value
Non-Agency — (continued)
545,000	Compass Datacenters Issuer II LLC(b) Series 2025-1A Class A1 5.32%, 05/25/2050	$ 543,434
	Compass Datacenters Issuer III LLC(b)
	Series 2025-1A Class A2
530,000	5.66%, 02/25/2050	530,645
	Series 2025-1A Class A3
95,000	5.85%, 02/25/2050	95,190
	COOPR Residential Mortgage Trust(b)(d)
	Series 2025-CES2 Class A1A
660,369	5.50%, 06/25/2060	660,753
	Series 2025-CES3 Class A1A
1,693,975	4.84%, 09/25/2060	1,672,935
	Series 2026-CES1 Class A1A
569,653	4.87%, 02/25/2061	562,600
	CoreVest American Finance Trust(b)
	Series 2019-3 Class A
7,944	2.71%, 10/15/2052	7,930
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	139,687
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	219,162
	Series 2020-2 Class C
100,000	4.63%, 05/15/2052(e)	98,643
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	93,062
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	93,703
592,054	CPS Auto Receivables Trust(b) Series 2023-D Class C 7.17%, 01/15/2030	595,602
	Credit Acceptance Auto Loan Trust(b)
	Series 2024-1A Class C
170,000	6.71%, 07/17/2034	172,252
	Series 2024-2A Class C
235,000	6.70%, 10/16/2034	240,709
	Series 2024-3A Class C
215,000	5.39%, 01/16/2035	215,366
	Series 2025-2A Class C
300,000	5.38%, 03/17/2036	299,319
280,000	CyrusOne Data Centers Issuer I LLC(b) Series 2024-3A Class A2 4.65%, 05/20/2049	267,131
1,500,000	DataBank Issuer(b) Series 2026-1A Class A2 5.81%, 02/25/2056	1,497,971
465,000	DataBank Issuer II LLC(b) Series 2025-1A Class A2 5.18%, 09/27/2055	455,810

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,393,000	DB Master Finance LLC(b) Series 2025-1A Class A2I 4.89%, 08/20/2055	$ 1,376,871
104,475	Driven Brands Funding LLC(b) Series 2025-1A Class A2 5.30%, 10/20/2055	101,084
	DT Auto Owner Trust(b)
	Series 2023-1A Class D
974,524	6.44%, 11/15/2028	982,367
	Series 2023-3A Class C
335,752	6.40%, 05/15/2029	337,398
	Series 2023-3A Class D
825,000	7.12%, 05/15/2029	841,270
62,335	Education Funding Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	59,473
19,545	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	18,725
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
75,305	2.54%, 03/25/2044	70,420
	Series 2021-A Class B
46,088	2.09%, 12/26/2046(e)	37,226
1,696,069	Ellington Financial Mortgage Trust(b)(d) Series 2025-CES4 Class A1 5.43%, 06/25/2060	1,695,478
267,023	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	225,006
	Exeter Automobile Receivables Trust
	Series 2023-2A Class D
205,000	6.32%, 08/15/2029	207,213
	Series 2023-3A Class D
1,180,000	6.68%, 04/16/2029	1,194,250
	Series 2023-5A Class D
655,000	7.13%, 02/15/2030	671,239
	Series 2024-5A Class D
300,000	5.06%, 02/18/2031	300,624
	Series 2025-1A Class D
575,000	5.49%, 05/15/2031	579,422
	Series 2026-2A Class C
1,800,000	4.91%, 08/16/2032	1,784,106
	Series 2026-3A Class D
1,990,000	5.44%, 10/15/2032	1,992,065
831,258	FinBe USA Trust(b) Series 2025-1A Class A 5.70%, 12/15/2028	830,514
	First Help Financial LLC(b)
	Series 2024-3A Class C
1,230,000	5.43%, 03/17/2031	1,179,105
	Series 2025-1A Class A2
505,011	4.92%, 02/15/2031	504,952
	Series 2025-2A Class A2
1,070,877	5.75%, 05/15/2030	1,074,076
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2026-1A Class A2
300,000	5.41%, 09/16/2030	$ 300,896
	Series 2026-1A Class B
200,000	5.77%, 02/17/2032	200,266
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
163,130	3.79%, 06/15/2028	163,038
	Series 2022-2A Class D
145,000	8.71%, 10/16/2028	146,726
	Series 2025-1A Class D
400,000	5.22%, 12/15/2033	395,559
	FirstKey Homes Trust(b)
	Series 2021-SFR1 Class D
505,000	2.19%, 08/17/2038	502,688
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	333,434
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	178,701
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	138,984
1,625,250	Five Guys Holdings Inc(b) Series 2023-1A Class A2 7.55%, 01/26/2054	1,653,975
	Flagship Credit Auto Trust(b)
	Series 2021-2 Class D
61,408	1.59%, 06/15/2027	61,147
	Series 2023-3 Class C
20,000	6.01%, 07/16/2029	19,974
	Series 2024-3 Class B
941,000	5.35%, 07/16/2029	940,898
243,750	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	252,901
	Foundation Finance Trust(b)
	Series 2023-2A Class A
441,660	6.53%, 06/15/2049	453,653
	Series 2023-2A Class B
74,782	6.97%, 06/15/2049	76,975
	Series 2024-2A Class D
73,886	6.59%, 03/15/2050	75,008
	Series 2025-1A Class B
478,688	5.26%, 04/15/2050	479,384
	Series 2025-1A Class D
338,894	6.09%, 04/15/2050	338,981
	Series 2025-2A Class D
361,777	5.68%, 04/15/2052	358,353
	FTAI MRE Cayman Ltd(b)
	Series 2026-1A Class A
380,000	5.63%, 06/15/2051	379,677
	Series 2026-1A Class B
255,000	6.42%, 06/15/2051	254,754
954,606	GGAM Master Trust International Ltd(b) Series 2025-1A Class A 5.92%, 09/30/2060	947,427

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
277,688	GITSIT Mortgage Loan Trust(b)(d) Series 2025-NPL1 Class A1 6.28%, 02/25/2055	$ 277,806
1,004,946	Global SC Finance X Ltd(b) Series 2025-1H Class A 6.17%, 09/20/2045	1,002,681
	GLS Auto Receivables Issuer Trust(b)
	Series 2022-2A Class D
263,012	6.15%, 04/17/2028	264,044
	Series 2023-2A Class D
155,000	6.31%, 03/15/2029	156,592
	Series 2023-4A Class D
300,000	7.18%, 08/15/2029	306,699
	Series 2024-1A Class D
200,000	5.95%, 12/17/2029	202,327
	Series 2024-2A Class D
230,000	6.19%, 02/15/2030	233,800
	Series 2024-3A Class C
1,300,000	5.21%, 02/18/2031	1,309,455
	Series 2025-2A Class D
130,000	5.59%, 01/15/2031	130,957
	Series 2025-4A Class D
630,000	5.13%, 08/15/2031	625,194
	Series 2026-2A Class C
1,800,000	4.90%, 01/15/2032	1,799,829
	GLS Auto Select Receivables Trust(b)
	Series 2023-1A Class B
900,000	6.09%, 03/15/2029	909,242
	Series 2023-2A Class A3
713,731	6.38%, 02/15/2029	717,831
	Series 2024-2A Class C
80,000	5.93%, 06/17/2030	81,410
	Series 2024-4A Class D
100,000	5.28%, 10/15/2031	99,811
	Series 2025-1A Class C
50,000	5.26%, 03/15/2031	50,338
	Series 2025-1A Class D
50,000	5.74%, 04/15/2032	50,070
	Series 2025-3A Class C
170,000	4.94%, 09/15/2031	169,441
133,309	GoodLeap Home Improvement Solutions Trust(b) Series 2024-1A Class A 5.35%, 10/20/2046	133,571
550,000	Goto Foods Funding LLC(b) Series 2026-1A Class A2 6.85%, 04/30/2056	550,693
1,725,000	GreenSky Home Improvement Issuer Trust(b) Series 2025-3A Class B 4.66%, 12/27/2060	1,710,731
1,788,825	Hardee's Funding LLC(b) Series 2024-1A Class A2 7.25%, 03/20/2054	1,825,957
Principal Amount(a)		Fair Value
Non-Agency — (continued)
630,000	Hertz Vehicle Financing III LLC(b) Series 2025-3A Class C 6.13%, 12/26/2029	$ 630,180
	Hilton Grand Vacations Trust(b)
	Series 2022-2A Class C
286,694	5.57%, 01/25/2037	286,711
	Series 2024-1B Class C
16,535	6.62%, 09/15/2039	16,838
	Series 2024-1B Class D
389,932	8.85%, 09/15/2039	402,429
	Series 2025-1A Class C
70,896	5.52%, 05/27/2042	70,858
	Series 2026-2A Class A
1,480,000	4.83%, 03/27/2045	1,478,397
34,560	HIN Timeshare Trust(b) Series 2024-A Class A 5.49%, 03/15/2043	34,864
	Home Partners of America Trust(b)
	Series 2019-1 Class D
152,436	3.41%, 09/17/2039	148,733
	Series 2019-2 Class D
123,640	3.12%, 10/19/2039	120,144
	Series 2021-1 Class E
80,715	2.58%, 09/17/2041	72,765
84,266	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	83,171
100,000	Island Finance Trust(b) Series 2025-1A Class A 6.54%, 03/19/2035	100,398
	Jack in the Box Funding LLC(b)
	Series 2019-1A Class A23
189,500	4.97%, 08/25/2049	176,396
	Series 2026-1A Class A2
2,940,000	7.62%, 05/25/2056	2,947,443
	Jersey Mike's Funding LLC(b)
	Series 2024-1A Class A2
1,081,313	5.64%, 02/15/2055	1,091,455
	Series 2026-1A Class A2I
997,500	4.95%, 02/15/2056	984,072
76,086	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	76,565
	JPMorgan Mortgage Trust(b)(e)
	Series 2025-CES1 Class A1
655,911	5.67%, 05/25/2055	657,682
	Series 2025-CES2 Class A1
1,023,677	5.59%, 06/25/2055	1,025,163
	Series 2026-ACES1 Class A1
1,805,322	4.89%, 04/25/2066	1,783,762

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Kapitus Asset Securitization IV LLC(b)
	Series 2024-1A Class 1A
150,000	5.49%, 09/10/2031	$ 150,283
	Series 2024-1A Class A
395,000	5.49%, 09/10/2031	395,744
330,000	Kapitus Asset Securitization VI LLC(b) Series 2026-1A Class A 5.36%, 05/10/2033	328,113
	Kinetic ABS Issuer LLC(b)
	Series 2026-1A Class A2
115,000	5.22%, 02/25/2056	114,238
	Series 2026-2A Class A2
680,000	5.83%, 06/25/2058	686,998
	Series 2026-2A Class B
220,000	6.22%, 06/25/2058	222,622
104,910	Labrador Aviation Finance Ltd(b) Series 2016-1A Class A1 4.30%, 01/15/2042	112,129
	LAD Auto Receivables Trust(b)
	Series 2023-1A Class D
886,399	7.30%, 06/17/2030	889,570
	Series 2023-2A Class D
710,000	6.30%, 02/15/2031	715,532
	Series 2023-4A Class C
1,244,000	6.76%, 03/15/2029	1,262,195
	Series 2023-4A Class D
75,000	7.37%, 04/15/2031	76,932
	Series 2024-3A Class C
100,000	4.93%, 03/15/2030	100,084
	Series 2024-3A Class D
100,000	5.18%, 02/17/2032	99,756
	Series 2025-1A Class D
1,255,000	5.52%, 05/17/2032	1,262,930
1,667,436	Lafayette Federal Credit Union Series 2026-HI1A Class A2 5.38%, 01/25/2046	1,652,907
93,570	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	87,089
	Lendbuzz Securitization Trust(b)
	Series 2026-1A Class B
90,940	5.16%, 12/16/2030	90,278
	Series 2026-1A Class C
90,940	5.74%, 09/15/2031	90,100
1,000,000	Lendmark Funding Trust (b) Series 2025-3A Class A 4.51%, 05/21/2035	983,615
1,270,000	Libra Solutions LLC(b) Series 2024-1A Class A 5.88%, 09/30/2038	1,256,269
795,000	Lightpath Fiber Issuer LLC(b) Series 2026-1A Class A2 5.60%, 03/25/2056	793,900
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,840,000	Lobel Automobile Receivables Trust(b) Series 2026-1 Class B 5.53%, 04/16/2029	$ 1,830,652
	MAPS Ltd(b)
	Series 2021-1A Class A
89,575	2.52%, 06/15/2046	86,935
	Series 2026-1A Class A
1,842,421	5.20%, 01/15/2051	1,809,339
	Mariner Finance Issuance Trust(b)
	Series 2024-AA Class D
100,000	6.77%, 09/22/2036	101,084
	Series 2025-AA Class A
1,635,000	4.98%, 05/20/2038	1,637,492
	Marlette Funding Trust(b)
	Series 2023-4A Class B
450,000	8.15%, 12/15/2033	460,657
	Series 2024-1A Class B
12,863	6.07%, 07/17/2034	12,877
	Series 2024-1A Class D
425,000	6.93%, 07/17/2034	430,805
1,107,976	MAST Ltd(b) Series 2026-1A Class A 5.13%, 02/15/2051	1,085,098
	Merchants Fleet Funding LLC(b)
	Series 2023-1A Class A
258,775	7.21%, 05/20/2036	259,397
	Series 2023-1A Class D
220,000	8.20%, 05/20/2036	221,840
385,000	Mercury Financial Credit Card Master Trust(b) Series 2025-1A Class B 6.16%, 12/22/2031	384,669
	MetroNet Infrastructure Issuer LLC(b)
	Series 2025-2A Class A2
1,250,000	5.40%, 08/20/2055	1,253,372
	Series 2025-2A Class B
730,000	5.59%, 08/20/2055	727,177
	Mission Lane Credit Card Master Trust(b)
	Series 2024-B Class A
535,000	5.88%, 01/15/2030	536,065
	Series 2025-A Class A
485,000	5.80%, 05/15/2030	486,279
1,199,000	MMP Capital LLC(b) Series 2025-A Class B 5.72%, 12/15/2031	1,203,478
57,171	Momnt Technologies Trust(b) Series 2023-1A Class A 6.92%, 03/20/2045	57,234
74,546	Mosaic Solar Loan Trust(b) Series 2022-3A Class A 6.10%, 06/20/2053	73,577
904,250	MPOWER Education Trust(b) Series 2025-A Class A 6.62%, 07/21/2042	915,958

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	MVW Owner Trust(b)
	Series 2021-2A Class C
140,324	2.23%, 05/20/2039	$ 133,573
	Series 2024-1A Class A
607,808	5.32%, 02/20/2043	614,264
	Navient Student Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	89,769
	Series 2020-HA Class A
14,742	1.31%, 01/15/2069	13,990
	Series 2021-A Class A
75,720	0.84%, 05/15/2069	69,237
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	83,099
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	188,677
	Series 2023-BA Class B
245,000	7.23%, 03/15/2072	261,478
250,000	Nelnet Student Loan Trust(b) Series 2021-BA Class B 2.68%, 04/20/2062	223,891
260,000	New Economy Assets Phase 1 Sponsor LLC(b) Series 2021-1 Class A1 1.91%, 10/20/2061	212,550
210,000	NFAS LLC(b) Series 2025-1 Class A 6.35%, 05/15/2031	211,281
1,790,000	NMEF Funding LLC(b) Series 2026-A Class C 4.71%, 02/15/2034	1,770,550
	Octane Receivables Trust(b)
	Series 2025-1A Class A2
1,529,940	4.25%, 02/20/2031	1,526,921
	Series 2025-1A Class D
335,000	5.40%, 12/22/2031	331,718
	OneMain Financial Issuance Trust(b)
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	249,427
	Series 2022-S1 Class D
270,000	5.20%, 05/14/2035	268,597
	Series 2025-1A Class D
120,000	5.79%, 07/14/2038	120,679
583,417	OWN Equipment Fund I LLC(b) Series 2024-2M Class A 5.70%, 12/20/2032	584,291
360,627	OWN Equipment Fund II LLC(b) Series 2025-1M Class A 5.48%, 09/26/2033	357,672
958,249	OWN Equipment Fund III LLC(b) Series 2025-2M Class A 5.42%, 03/27/2034	948,805
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
920,000	5.27%, 07/15/2037 3-mo. SOFR + 1.60%	920,092
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 1A Class B1
650,000	5.82%, 07/15/2037 3-mo. SOFR + 2.15%	$ 650,000
	Series 1AR Class BR
900,000	5.43%, 07/15/2039 3-mo. SOFR + 1.75%	899,969
1,225,000	PEAC Solutions Receivables LLC(b) Series 2024-1A Class B 5.79%, 11/20/2030	1,243,203
156,618	PK ALIFT Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	158,517
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
504,900	3.86%, 12/05/2049	484,077
	Series 2022-1A Class A2II
95,750	4.01%, 12/05/2051	89,429
	Series 2024-1A Class A2I
1,365,675	5.77%, 06/05/2054	1,373,618
	Series 2025-1A Class A2I
448,875	5.27%, 12/06/2055	445,210
488,629	PowerPay Issuance Trust(b) Series 2024-1A Class A 6.53%, 02/18/2039	494,917
	Prestige Auto Receivables Trust(b)
	Series 2022-1A Class D
327,388	8.08%, 08/15/2028	329,549
	Series 2023-2A Class D
100,000	7.71%, 08/15/2029	100,929
	Progress Residential Trust(b)
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	144,679
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	99,776
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	193,193
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	93,881
	Series 2021-SFR9 Class E1
100,000	2.81%, 11/17/2040	94,171
	QTS Issuer ABS II LLC(b)
	Series 2025-1A Class B
385,000	5.78%, 10/05/2055	368,583
	Series 2026-1A Class B
100,000	6.73%, 01/05/2056	100,099
	Series 2026-6A Class A21
215,000	5.34%, 07/05/2056	215,084
	Series 2026-6A Class B
1,105,000	7.14%, 07/05/2056	1,105,664

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	RCKT Mortgage Trust(b)(e)
	Series 2024-CES1 Class A1A
401,158	6.03%, 02/25/2044	$ 401,898
	Series 2024-CES3 Class A1A
797,834	6.59%, 05/25/2044	803,319
	Reach Financial LLC(b)
	Series 2024-2A Class B
975,000	5.84%, 07/15/2031	979,801
	Series 2025-1A Class C
135,000	5.99%, 08/16/2032	135,729
	Series 2025-2A Class B
1,550,000	5.12%, 08/18/2032	1,544,809
500,000	Red Oak Funding Master Trust(b)(c) Series 2025-1A Class A 5.61%, 12/20/2030 1-mo. SOFR + 2.00%	502,833
265,000	Regional Management Issuance Trust(b) Series 2025-2 Class D 6.01%, 11/16/2037	264,694
	Republic Finance Issuance Trust(b)
	Series 2024-A Class A
355,000	5.91%, 08/20/2032	355,723
	Series 2024-B Class C
375,000	6.60%, 11/20/2037	378,338
12,267	Rockford Tower Ltd(b)(c) Series 2018-1A Class A 5.00%, 05/20/2031 3-mo. SOFR + 1.36%	12,270
250,000	Santander Bank Auto Credit-Linked Notes(b) Series 2026-A Class D 5.25%, 07/17/2034	250,123
795,000	Santander Drive Auto Receivables Trust Series 2024-3 Class D 5.97%, 10/15/2031	807,240
100,000	SBNA Auto Receivables Trust(b) Series 2024-A Class C 5.59%, 01/15/2030	100,837
1,580,000	Scalelogix ABS US Issuer LLC(b) Series 2025-1A Class A2 5.67%, 07/25/2055	1,539,119
	SCF Equipment Leasing LLC(b)
	Series 2024-1A Class C
100,000	5.82%, 09/20/2032	101,302
	Series 2024-1A Class D
100,000	6.58%, 06/21/2033	102,205
460,000	Scooter's Coffee Issuer LLC(b) Series 2026-1A Class A2 6.38%, 05/20/2056	462,155
438,900	SEB Funding LLC(b) Series 2024-1A Class A2 7.39%, 04/30/2054	444,655
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,600,000	SF ABS Issuer LLC(b) Series 2025-1A Class A2 5.38%, 11/25/2055	$ 1,572,984
840,000	Shentel Issuer LLC(b) Series 2025-1A Class A2 5.64%, 12/20/2055	844,352
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2023-2A Class B
266,916	6.28%, 04/20/2040	271,475
	Series 2023-2A Class C
23,414	7.30%, 04/20/2040	23,999
	Series 2023-3A Class C
69,743	7.12%, 09/20/2040	71,296
	Series 2025-3A Class C
84,069	4.98%, 08/22/2044	82,785
	Slam Ltd(b)
	Series 2021-1A Class A
461,228	2.43%, 06/15/2046	438,171
	Series 2024-1A Class A
566,992	5.34%, 09/15/2049	561,343
	SMB Private Education Loan Trust(b)
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	97,742
	Series 2019-B Class A2A
134,516	2.84%, 06/15/2037	132,067
	Series 2020-A Class A2A
20,777	2.23%, 09/15/2037	20,218
	Series 2021-A Class A2A2
76,032	4.47%, 01/15/2053(c) 1-mo. SOFR + 0.84%	75,394
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	174,476
1,800,000	Sotheby's Artfi Master Trust(b) Series 2026-1A Class A1 4.80%, 06/20/2033	1,789,380
1,038,609	Sprite Ltd(b) Series 2026-1 Class C 9.41%, 03/15/2041	1,021,021
	Stream Innovations Issuer Trust(b)
	Series 2024-1A Class A
57,867	6.27%, 07/15/2044	59,333
	Series 2024-2A Class A
222,758	5.21%, 02/15/2045	221,340
	Subway Funding LLC(b)
	Series 2024-1A Class A2I
1,285,425	6.03%, 07/30/2054	1,290,650
	Series 2024-1A Class A2II
1,295,275	6.27%, 07/30/2054	1,302,545
83,376	Sunnova Helios II Issuer LLC(b) Series 2019-AA Class A 3.75%, 06/20/2046	77,125
291,290	Sunnova Helios V Issuer LLC(b) Series 2021-A Class B 3.15%, 02/20/2048	149,098

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
534,900	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	$ 465,118
76,354	Sunrun Demeter Issuer LLC(b) Series 2021-2A Class A 2.27%, 01/30/2057	69,760
1,790,000	Switch ABS Issuer LLC(b) Series 2025-1A Class A2 5.04%, 03/25/2055	1,744,176
1,615,000	Taco Bell Funding LLC(b) Series 2025-1A Class A2I 4.82%, 08/25/2055	1,595,409
1,825,000	Tesla Sustainable Energy Business Trust(b) Series 2026-1A Class A 5.31%, 05/20/2052	1,831,669
409,710	Thrust Engine Leasing Designated Activity Co(b) Series 2021-1A Class A 4.16%, 07/15/2040	404,430
207,046	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	187,888
83,125	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	83,126
861,123	TMCL VII Holdings Ltd(b) Series 2025-1H Class A 6.43%, 07/23/2050	855,384
	Towd Point Mortgage Trust(b)
	Series 2024-CES1 Class A1A
714,343	5.85%, 01/25/2064(e)	714,761
	Series 2025-CES4 Class A1A
1,480,532	5.09%, 10/25/2065(d)	1,467,192
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,055,000	5.04%, 11/15/2027(c) 1-day SOFR + 1.40%	1,058,994
	Series 2024-1A Class B
200,000	7.29%, 11/15/2027	202,205
	Series 2026-1A Class A2
310,000	5.12%, 12/15/2029	309,489
	Series 2026-1A Class B2
205,000	6.19%, 12/15/2029	204,644
	Tricon American Homes Trust(b)
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	856,053
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	215,791
1,280,500	TSC SPV Funding LLC(b) Series 2024-1A Class A2 6.29%, 08/20/2054	1,279,728
Principal Amount(a)		Fair Value
Non-Agency — (continued)
185,413	United Auto Credit Securitization Trust(b) Series 2023-1 Class D 8.00%, 07/10/2028	$ 185,874
100,000	Uniti Fiber ABS Issuer LLC(b) Series 2025-1A Class A2 5.88%, 04/20/2055	101,201
	Upgrade Master Pass Through Trust(b)
	Series 2025-ST3 Class A
664,487	5.98%, 06/15/2032	666,567
	Series 2025-ST4 Class A
897,917	5.50%, 08/16/2032	896,739
674,204	UPX HIL Issuer Trust(b) Series 2025-1 Class A 5.16%, 01/25/2047	668,707
	US Bank NA(b)
	Series 2023-1 Class B
125,901	6.79%, 08/25/2032	126,581
	Series 2026-RVM1 Class C
1,223,418	5.60%, 12/25/2046	1,211,416
1,221,951	USQ Rail III LLC(b) Series 2024-1A Class A 4.99%, 09/28/2054	1,199,351
	Veros Auto Receivables Trust(b)
	Series 2024-1 Class C
1,220,000	7.57%, 12/15/2028	1,241,836
	Series 2026-1 Class D
100,000	5.66%, 07/15/2031	99,678
311,257	Vivint Solar Financing V LLC(b) Series 2018-1A Class A 4.73%, 04/30/2048	303,892
235,863	Volofin Finance Designated Activity Co(b) Series 2024-1A Class A 5.94%, 06/15/2037	237,357
502,024	Westgate Resorts LLC(b) Series 2024-1A Class A 6.06%, 01/20/2038	506,621
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class D
155,000	6.79%, 11/15/2028	156,572
	Series 2023-4A Class D
640,000	7.19%, 07/16/2029	654,221
	Series 2024-2A Class B
1,325,000	5.62%, 03/15/2030	1,329,146
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	202,593
	Series 2025-1A Class D
200,000	5.54%, 11/15/2030	201,844
46,293	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	46,805

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,150,000	Zayo Issuer LLC(b) Series 2025-3A Class A2 5.57%, 10/20/2055	$ 1,138,902
TOTAL ASSET-BACKED SECURITIES — 11.94% (Cost $179,420,309)		$178,926,320
BANK LOANS
105,000	Aci Rover Parent LLC(c) 5.87%, 06/04/2033 3-mo. SOFR + 2.14%	104,869
294,024	Acrisure LLC(c) 6.61%, 11/06/2030 1-mo. SOFR + 2.96%	265,798
1,100,000	Advanced Drainage Systems Inc(c) 5.27%, 02/11/2033 1-mo. SOFR + 1.62%	1,108,525
328,296	Agiliti Health Inc(c)(f) 6.62%, 05/01/2030 3-mo. SOFR + 2.89%	315,985
	AI Aqua Merger Sub Inc(c)
496,689	6.39%,07/31/2028 1-mo. SOFR + 2.74%	496,140
385,000	6.15%,06/25/2033 1-mo. SOFR + 2.50%	384,759
361,634	AL GCX Holdings LLC(c) 5.65%, 01/27/2032 1-mo. SOFR + 2.00%	361,069
783,295	Albion Financing 3 SARL(c) 6.65%, 05/25/2031 1-mo. SOFR + 3.00%	783,948
400,994	AlixPartners LLP(c) 5.64%, 07/31/2032 1-mo. SOFR + 1.99%	398,273
114,710	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(c) 6.14%, 09/19/2031 1-mo. SOFR + 2.49%	113,033
597,000	Allied Universal Holdco LLC(c) 6.86%, 08/06/2032 1-mo. SOFR + 3.21%	596,828
932,663	Allison Transmission Inc(c) 5.36%, 01/02/2033 1-mo. SOFR + 1.71%	929,398
472,316	Altice France SA(c) 7.77%, 04/28/2028 3-mo. SOFR + 4.03%	473,103
223,313	Amneal Pharmaceuticals LLC(c) 6.62%, 08/02/2032 1-mo. SOFR + 2.97%	224,058
729,640	Amynta Agency Borrower Inc(c) 6.13%, 12/29/2031 1-mo. SOFR + 2.47%	719,243
	Applied Systems Inc(c)
612,755	5.98%,02/24/2031 3-mo. SOFR + 2.24%	601,075
Principal Amount(a)		Fair Value
Bank Loans — (continued)
75,000	8.15%,02/09/2032 3-mo. SOFR + 4.41%	$ 73,562
	Aramark Services Inc(c)
130,000	5.36%,04/06/2028 1-mo. SOFR + 1.71%	130,000
1,116,843	5.39%,06/24/2030 1-mo. SOFR + 1.74%	1,115,795
622,554	Arcline FM Holdings LLC(c) 6.41%, 06/24/2030 3-mo. SOFR + 2.68%	624,110
2,677,601	Ardonagh FinCo Ltd(c) 6.62%, 02/15/2031 3-mo. SOFR + 2.89%	2,586,115
475,000	Argent FinCo LLC(c) 6.14%, 11/20/2032 3-mo. SOFR + 2.41%	476,188
407,234	Ascend Learning LLC(c) 6.62%, 12/11/2028 1-mo. SOFR + 2.97%	396,799
548,076	Aspire Bakeries Holdings LLC(c) 6.64%, 12/23/2030 1-mo. SOFR + 2.99%	548,533
1,176,144	Asplundh Tree Expert LLC(c) 5.36%, 05/23/2031 1-mo. SOFR + 1.71%	1,175,327
48,340	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance(c) 6.15%, 05/27/2031 1-mo. SOFR + 2.50%	47,252
283,000	BASF Coatings Ltd(c) 7.11%, 05/07/2033 1-mo. SOFR + 3.46%	283,708
930,577	Bausch + Lomb Corp(c) 7.38%, 01/15/2031 1-mo. SOFR + 3.72%	932,030
120,000	Belden Inc(c) 5.87%, 06/11/2033 1-mo. SOFR + 2.22%	120,000
478,361	BIFM US Finance LLC(c) 6.89%, 05/31/2028 1-mo. SOFR + 3.24%	479,557
2,235,000	BioMarin Pharmaceutical Inc(c) 5.40%, 04/27/2033 6-mo. SOFR + 1.55%	2,233,324
255,000	Birdsboro Power LLC(c) 7.40%, 06/26/2032 1-mo. SOFR + 3.75%	253,088
611,925	Blackfin Pipeline LLC(c) 6.65%, 09/29/2032 1-mo. SOFR + 3.00%	613,264
530,129	Broadstreet Partners Inc(c) 6.14%, 06/16/2031 1-mo. SOFR + 2.49%	510,369
154,613	Brown Group Holding LLC(c) 6.16%, 07/01/2031 3-mo. SOFR + 2.42%	154,951
703,238	CACI International Inc(c) 5.40%, 02/25/2033 1-mo. SOFR + 1.75%	700,894

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
750,000	Catawba Nation Gaming Authority(c) 8.38%, 12/16/2031 3-mo. SOFR + 4.65%	$ 748,359
646,413	Central Parent LLC(c) 6.86%, 07/06/2029 1-mo. SOFR + 3.21%	325,746
525,691	Century DE Buyer LLC(c) 6.66%, 10/30/2030 3-mo. SOFR + 2.93%	522,931
475,570	Chariot Buyer LLC(c) 6.61%, 09/08/2032 1-mo. SOFR + 2.96%	475,510
94,763	CHG Healthcare Services Inc(c) 6.66%, 09/30/2031 3-mo. SOFR + 2.92%	94,739
89,775	Cimpress PLC(c) 6.14%, 05/19/2033 1-mo. SOFR + 2.49%	89,775
282,143	Citadel Securities LP(c) 5.64%, 10/24/2031 1-mo. SOFR + 1.99%	281,457
960,175	Clean Harbors Inc(c) 5.15%, 09/24/2032 1-mo. SOFR + 1.50%	962,918
533,270	Cloud Software Group Inc(c) 6.98%, 03/24/2031 3-mo. SOFR + 3.24%	467,278
395,000	Clydesdale Acquisition Holdings Inc(c) 6.82%, 04/13/2029 1-mo. SOFR + 3.17%	387,446
589,083	CMG Media Corp(c) 7.14%, 06/18/2029 3-mo. SOFR + 3.40%	531,525
650,295	CNT Holdings I Corp(c) 6.15%, 11/08/2032 3-mo. SOFR + 2.42%	650,396
436,376	Cogeco Communications Finance US LP(c) 6.89%, 09/30/2030 1-mo. SOFR + 3.24%	392,738
242,144	Columbus McKinnon Co(c) 7.14%, 01/22/2033 3-mo. SOFR + 3.41%	241,388
230,000	CompoSecure Holdings LLC(c) 5.87%, 01/10/2033 3-mo. SOFR + 2.14%	228,419
496,486	ConnectWise LLC(c) 7.30%, 09/24/2028 1-mo. SOFR + 3.65%	455,112
205,000	Core & Main Inc(c) 5.40%, 06/25/2033 1-mo. SOFR + 1.75%	204,744
612,279	Coreweave Compute Acquisition Co IV LLC(c)(f) 8.11%, 11/06/2031 1-mo. SOFR + 4.46%	624,448
449,690	Cotiviti Inc(c) 6.39%, 04/30/2031 1-mo. SOFR + 2.74%	410,342
Principal Amount(a)		Fair Value
Bank Loans — (continued)
1,433,748	DaVita Inc(c) 5.36%, 05/09/2031 1-mo. SOFR + 1.71%	$ 1,430,676
2,360,782	Dayforce Bidco LLC(c) 6.61%, 02/04/2033 3-mo. SOFR + 2.88%	2,145,360
570,687	Dechra Finance US LLC(c) 6.61%, 01/27/2032 6-mo. SOFR + 2.77%	571,400
	Del Monte Foods Inc(c)
87,084	13.22%,06/01/2027 1-mo. SOFR + 9.57%	67,925
167,230	7.97%,08/02/2028(g) 1-mo. SOFR + 4.32%	5,017
385,043	8.49%,08/02/2028(g) 1-mo. SOFR + 4.84%	3,850
73,460	11.62%,08/02/2028(g) 1-mo. SOFR + 7.97%	34,526
374,051	Delta TopCo Inc(c) 6.42%, 11/30/2029 3-mo. SOFR + 2.68%	353,611
535,593	DG Investment Intermediate Holdings 2 Inc(c) 6.87%, 07/12/2032 1-mo. SOFR + 3.22%	536,932
521,808	DirecTV Financing LLC(c) 8.87%, 08/02/2029 3-mo. SOFR + 5.14%	524,121
3,682,788	Discovery Global Holdings Inc(c) 6.14%, 06/03/2033 1-mo. SOFR + 2.49%	3,682,461
696,188	DK Crown Holdings Inc(c) 5.40%, 03/04/2032 1-mo. SOFR + 1.75%	694,447
118,207	Dynamo US Bidco Inc(c) 6.98%, 10/31/2031 3-mo. SOFR + 3.25%	112,444
1,048,811	Eagle Broadband Investments LLC(c) 6.75%, 11/12/2027 3-mo. SOFR + 3.01%	791,852
497,842	ECL Entertainment LLC(c) 6.64%, 08/30/2030 1-mo. SOFR + 2.99%	497,219
933,494	Edelman Financial Engines Center LLC(c) 7.64%, 12/01/2031 1-mo. SOFR + 3.99%	935,361
127,725	Endo Finance Holdings Inc(c) 7.64%, 04/23/2031 1-mo. SOFR + 3.99%	127,793
365,000	Ensemble RCM LLC(c) 6.65%, 01/28/2033 3-mo. SOFR + 2.92%	362,263
237,600	EOC Borrower LLC(c) 6.90%, 01/28/2032 1-mo. SOFR + 3.25%	237,422
363,152	Epicor Software Corp(c) 6.39%, 05/30/2031 1-mo. SOFR + 2.74%	345,347

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
110,000	ESCO Technologies Inc(c) 5.37%, 06/10/2033 1-mo. SOFR + 1.72%	$ 109,725
167,975	Financiere Mendel(c) 6.39%, 11/13/2030 3-mo. SOFR + 2.66%	168,185
384,038	Finastra USA Inc(c) 7.64%, 07/30/2032 6-mo. SOFR + 3.79%	352,834
	First Brands Group LLC(c)
413,492	9.01%,06/29/2026 1-mo. SOFR + 5.35%	1,034
142,762	13.61%,06/29/2026 1-mo. SOFR + 9.96%	21,414
211,000	8.73%,03/30/2027 1-mo. SOFR + 5.08%	172
149,391	8.77%,03/30/2027 1-mo. SOFR + 5.11%	122
	Flutter Entertainment PLC(c)
1,756,627	5.40%,11/29/2030 3-mo. SOFR + 1.67%	1,736,317
762,300	5.64%,06/04/2032 3-mo. SOFR + 1.91%	758,012
603,896	Focus Financial Partners LLC(c) 6.13%, 09/15/2031 1-mo. SOFR + 2.47%	587,730
560,000	Freeport LNG Investments LLP(c) 6.92%, 01/28/2033 3-mo. SOFR + 3.19%	560,466
554,701	Fugue Finance BV(c) 5.86%, 01/09/2032 3-mo. SOFR + 2.13%	552,621
840,295	Gainwell Acquisition Corp(c) 7.75%, 08/17/2027 3-mo. SOFR + 4.02%	827,270
840,956	Garda World Security Corp(c) 6.37%, 02/01/2029 3-mo. SOFR + 2.64%	838,503
571,541	Genesys Cloud Services Holdings II LLC(c) 6.14%, 01/23/2032 1-mo. SOFR + 2.49%	546,139
147,250	Genmab A/S(c) 5.63%, 12/13/2032 3-mo. SOFR + 1.89%	147,045
449,729	Glatfelter Corp(c) 7.87%, 11/04/2031 1-mo. SOFR + 4.22%	446,919
	Global Business(c)
55,000	5.64%,06/22/2033 1-mo. SOFR + 1.99%	54,863
265,000	7.64%,06/24/2033 1-mo. SOFR + 3.99%	264,503
577,428	Global Medical Response Inc(c) 7.12%, 09/10/2032 1-mo. SOFR + 3.47%	578,727
522,375	Gloves Buyer Inc(c) 7.64%, 01/20/2032 1-mo. SOFR + 3.99%	522,620
Principal Amount(a)		Fair Value
Bank Loans — (continued)
154,613	Graham Packaging Co Inc(c) 5.88%, 01/14/2033 1-mo. SOFR + 2.22%	$ 154,648
358,781	Gray Television Inc(c) 6.74%, 12/01/2028 1-mo. SOFR + 3.08%	358,276
309,225	Green Infrastructure Partners Inc(c) 6.39%, 09/18/2032 3-mo. SOFR + 2.65%	309,032
553,613	Grifols International Services Designated Activity Co(c) 6.13%, 04/14/2033 6-mo. SOFR + 2.28%	555,345
	Hanger Inc(c)
525,274	7.13%,10/23/2031 1-mo. SOFR + 3.48%	526,751
40,033	7.13%,10/24/2031(f) 1-mo. SOFR + 3.48%	40,146
385,288	Harbor Freight Tools USA Inc(c) 6.12%, 06/11/2031 1-mo. SOFR + 2.47%	383,695
90,000	Heartland Dental LLC(c) 7.41%, 08/25/2032 1-mo. SOFR + 3.76%	90,026
773,969	Hilton Worldwide Finance LLC(c) 5.36%, 11/08/2030 1-mo. SOFR + 1.71%	775,097
515,000	Hologic Inc(c) 5.88%, 01/14/2033 3-mo. SOFR + 2.14%	503,091
416,571	Hunter Douglas Holding BV(c) 6.92%, 01/14/2032 3-mo. SOFR + 3.19%	415,877
620,297	INEOS Finance PLC(c) 6.89%, 02/19/2030 1-mo. SOFR + 3.24%	595,485
570,000	Innio Group Holding GmbH(c) 5.65%, 11/28/2031 3-mo. SOFR + 1.92%	567,506
475,000	ION Platform Finance US Inc(c) 7.39%, 09/30/2032 3-mo. SOFR + 3.66%	337,547
408,970	Javelin Buyer Inc(c) 6.36%, 12/08/2031 3-mo. SOFR + 2.63%	382,387
114,425	Karman Holdings LLC(c) 6.44%, 04/01/2032 3-mo. SOFR + 2.71%	114,783
390,424	KUEHG Corp(c) 6.41%, 06/12/2030 3-mo. SOFR + 2.68%	375,539
422,843	LBM Acquisition LLC(c) 7.50%, 06/06/2031 1-mo. SOFR + 3.85%	352,696
263,003	Leia Finco US LLC(c) 6.93%, 10/09/2031 3-mo. SOFR + 3.19%	241,031

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
700,924	Lernen Bidco Ltd(c) 7.15%, 10/27/2031 6-mo. SOFR + 3.30%	$ 688,366
	LifePoint Health Inc(c)
547,322	7.38%,05/14/2031 3-mo. SOFR + 3.64%	538,366
93,341	7.14%,05/19/2031 3-mo. SOFR + 3.41%	91,604
49,251	Light & Wonder International Inc(c) 5.88%, 04/16/2029 1-mo. SOFR + 2.23%	48,512
495,000	Lockton Inc(c) 5.89%, 05/09/2033 3-mo. SOFR + 2.16%	493,144
543,381	LSF12 Crown US Commercial Bidco LLC(c) 6.62%, 12/02/2031 1-mo. SOFR + 2.97%	544,513
269,325	Lumexa Imaging Holdings Inc(c) 6.66%, 12/15/2032 3-mo. SOFR + 2.93%	269,998
521,667	Lummus Technology Holdings V LLC(c) 6.15%, 12/31/2029 1-mo. SOFR + 2.50%	514,060
401,348	M6 ETX Holdings II MidCo LLC(c) 6.12%, 04/01/2032 1-mo. SOFR + 2.47%	402,227
580,000	Mavis Tire Express Services Topco Corp(c) 6.86%, 05/06/2033 3-mo. SOFR + 3.13%	578,912
325,682	McGraw-Hill Education Inc(c) 6.36%, 08/06/2031 1-mo. SOFR + 2.71%	326,787
120,000	Mckesson Medical-Surgical Top Holdings Inc(c) 5.87%, 06/03/2032 3-mo. SOFR + 2.14%	119,963
4,545,165	Medline Borrower LP(c) 5.13%, 05/16/2033 1-mo. SOFR + 1.47%	4,489,023
245,000	Medrisk Inc(c) 6.87%, 06/10/2033 1-mo. SOFR + 3.22%	244,426
30,034	Modivcare Inc(c) 8.65%, 12/29/2030 3-mo. SOFR + 4.92%	25,079
513,305	Motion Finco LLC(c) 7.14%, 11/30/2029 3-mo. SOFR + 3.41%	436,149
950,822	NAB Holdings LLC(c) 6.14%, 11/24/2028 3-mo. SOFR + 2.41%	883,416
730,000	Neptune Bidco US Inc(c) 8.67%, 01/28/2033 3-mo. SOFR + 4.94%	723,352
170,000	Nourish Buyer I Inc(c) 7.62%, 07/12/2032 3-mo. SOFR + 3.89%	170,956
Principal Amount(a)		Fair Value
Bank Loans — (continued)
371,746	Nouryon Finance BV(c) 6.93%, 04/03/2028 3-mo. SOFR + 3.19%	$ 371,127
976,509	Novelis Holdings Inc(c) 5.42%, 03/11/2032 3-mo. SOFR + 1.68%	974,067
2,923,024	NRG Energy Inc(c) 5.39%, 04/16/2031 3-mo. SOFR + 1.65%	2,918,640
2,095,000	Oak-Eagle AcquireCo Inc(c) 7.14%, 03/24/2033 1-mo. SOFR + 3.49%	2,099,364
494,555	Omnia Partners LLC(c) 6.48%, 12/31/2032 3-mo. SOFR + 2.75%	494,996
164,175	OPENLANE Inc(c) 6.12%, 10/01/2032 3-mo. SOFR + 2.39%	164,278
163,289	OpenText Corp(c) 5.40%, 01/31/2030 1-mo. SOFR + 1.75%	159,637
592,025	PAC Designated Activity Co LLC(c) 6.86%, 10/09/2030 3-mo. SOFR + 3.13%	587,215
189,050	Parexel International Inc(c) 6.37%, 12/09/2031 1-mo. SOFR + 2.72%	189,072
460,000	Pegasus Bidco Bv(c) 6.12%, 07/12/2032 1-mo. SOFR + 2.47%	460,865
423,938	Petco Health & Wellness Co Inc(c) 7.89%, 01/22/2031 3-mo. SOFR + 4.16%	417,932
774,975	PetSmart LLC(c) 7.64%, 08/18/2032 1-mo. SOFR + 3.99%	773,425
165,000	Pioneer Opco LLC(c) 6.86%, 05/07/2033 1-mo. SOFR + 3.21%	165,619
380,000	Playtika Holding Corp(c) 6.53%, 03/13/2028	368,481
188,000	PointClickCare Technologies Inc(c) 6.41%, 11/03/2031 3-mo. SOFR + 2.68%	187,060
528,993	Potomac Energy Center LLC(c) 6.36%, 08/05/2032 3-mo. SOFR + 2.63%	528,332
462,530	Project Ruby Ultimate Parent Corp(c) 6.37%, 03/10/2028 1-mo. SOFR + 2.72%	461,759
615,897	Proofpoint Inc(c) 6.63%, 06/10/2028 3-mo. SOFR + 2.90%	591,176
	Pye Barker Fire & Safety LLC(c)
3,634	6.13%,12/16/2032(f) 3-mo. SOFR + 2.40%	3,640

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
155,000	6.13%,12/17/2032 3-mo. SOFR + 2.40%	$ 155,235
835,682	QXO Inc(c) 5.62%, 06/03/2033 1-mo. SOFR + 1.97%	833,128
411,440	Radiology Partners Inc(c) 8.15%, 06/26/2032 3-mo. SOFR + 4.42%	410,958
336,583	Rand Parent LLC(c) 6.67%, 03/18/2030 3-mo. SOFR + 2.93%	335,489
368,068	RealPage Inc(c) 7.00%, 02/18/2028 3-mo. SOFR + 3.27%	342,098
549,450	Red SPV LLC(c) 5.86%, 03/08/2032 1-mo. SOFR + 2.21%	549,107
236,418	Resideo Funding Inc(c) 5.38%, 02/11/2028 1-mo. SOFR + 1.72%	236,517
340,000	Resilience Parent LLC(c) 6.14%, 01/22/2033 3-mo. SOFR + 2.41%	339,193
235,000	RH(c) 7.46%, 10/20/2028 1-mo. SOFR + 3.81%	228,324
467,291	Rocket Software Inc(c) 7.40%, 11/28/2028 1-mo. SOFR + 3.75%	442,466
167,450	Ryan Specialty Group LLC(c) 6.15%, 09/15/2031 1-mo. SOFR + 2.50%	166,822
450,704	SBA Senior Finance II LLC(c) 5.40%, 01/25/2031 1-mo. SOFR + 1.75%	450,986
422,870	Sinclair Television Group Inc(c) 7.74%, 12/31/2030 3-mo. SOFR + 4.01%	363,668
557,204	Skechers USA Inc(c) 6.41%, 09/13/2032 1-mo. SOFR + 2.76%	559,757
110,000	Skyshield US Bidco Ltd(c) 6.12%, 06/02/2033 1-mo. SOFR + 2.47%	109,863
159,600	Snacking Investments Bidco Pty Ltd(c) 6.17%, 10/29/2032 1-mo. SOFR + 2.52%	159,500
1,087,275	Solstice Advanced Materials Inc(c) 5.38%, 10/29/2032 3-mo. SOFR + 1.65%	1,089,993
496,320	Southern Veterinary Partners LLC(c) 6.16%, 12/04/2031 3-mo. SOFR + 2.42%	495,446
305,198	Star Parent Inc(c) 7.64%, 09/19/2030 3-mo. SOFR + 3.91%	305,414
192,746	Sweetwater Borrower LLC(c) 7.62%, 02/11/2033 1-mo. SOFR + 3.97%	193,709
Principal Amount(a)		Fair Value
Bank Loans — (continued)
202,443	Terex Corp(c) 5.43%, 10/08/2031 1-mo. SOFR + 1.78%	$ 202,527
493,781	TK Elevator Midco GmbH(c) 6.64%, 04/30/2030 6-mo. SOFR + 2.79%	495,687
260,000	TK Elevator US Newco Inc(c) 6.39%, 04/30/2030 6-mo. SOFR + 2.54%	261,022
855,000	Tory Burch LLC(c) 7.64%, 04/30/2031 1-mo. SOFR + 3.98%	850,297
2,675,546	Trans Union LLC(c) 5.36%, 06/24/2031 1-mo. SOFR + 1.71%	2,667,741
410,000	Transdigm Inc(c) 6.12%, 02/13/2033 1-mo. SOFR + 2.47%	409,975
	Traverse Midstream Partners LLC(c)
509,179	6.15%,02/16/2028 3-mo. SOFR + 2.42%	507,906
380,000	5.89%,04/21/2033 1-mo. SOFR + 2.24%	379,525
395,000	Treehouse Foods Inc(c) 7.87%, 02/04/2033 1-mo. SOFR + 4.22%	395,713
	Trio Bidco Inc(c)
5,223	7.61%,10/08/2032 1-mo. SOFR + 3.96%	5,151
351,954	7.61%,10/09/2032 3-mo. SOFR + 3.88%	344,182
497,094	Trugreen LP(c) 7.62%, 11/02/2027 3-mo. SOFR + 3.89%	477,832
866,416	Truist Insurance Holdings LLC(c) 6.40%, 05/06/2031 3-mo. SOFR + 2.67%	845,026
339,150	Turquoise Topco Ltd(c) 6.88%, 08/13/2032 3-mo. SOFR + 3.14%	332,155
472,678	UKG Inc(c) 6.12%, 02/10/2031 3-mo. SOFR + 2.39%	443,904
232,620	United Rentals Inc(c) 5.13%, 02/14/2031 1-mo. SOFR + 1.47%	234,220
642,625	Univision Communications Inc(c) 7.14%, 01/31/2029 1-mo. SOFR + 3.49%	637,965
368,123	Upstream Newco Inc(c) 8.15%, 11/20/2029 3-mo. SOFR + 4.42%	343,965
394,063	USALCO LLC(c) 7.23%, 09/30/2031 1-mo. SOFR + 3.58%	392,421
690,000	Vantor Holdings Inc(c) 8.15%, 02/28/2033 3-mo. SOFR + 4.42%	690,690

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
520,601	Viasat Inc(c) 8.11%, 03/05/2029 1-mo. SOFR + 4.46%	$ 522,634
278,640	Vista Management Holding Inc(c) 7.40%, 03/26/2031 3-mo. SOFR + 3.67%	279,476
1,431,739	WEC US Holdings Ltd(c) 5.65%, 01/27/2031 1-mo. SOFR + 2.00%	1,430,745
	White Cap Supply Holdings LLC(c)
517,125	6.89%,10/19/2029 1-mo. SOFR + 3.24%	515,886
265,000	7.11%,02/07/2033 1-mo. SOFR + 3.46%	263,735
490,000	Worthington Steel Inc(c) 7.65%, 05/31/2033 1-mo. SOFR + 4.00%	488,469
1,447,870	Wyndham Hotels & Resorts Inc(c) 5.40%, 05/24/2030 1-mo. SOFR + 1.75%	1,447,816
TOTAL BANK LOANS — 7.09% (Cost $109,211,344)		$106,180,323
CORPORATE BONDS AND NOTES
Basic Materials — 1.86%
323,000	Anglo American Capital PLC(b) 5.25%, 03/19/2036	319,637
590,000	ArcelorMittal SA 6.75%, 03/01/2041	636,299
45,000	Arcosa Inc(b) 6.88%, 08/15/2032	46,941
655,000	Arsenal AIC Parent LLC(b) 11.50%, 10/01/2031	701,943
560,000	Ashland Inc(b) 3.38%, 09/01/2031	521,156
1,180,000	ASP Unifrax Holdings Inc(b) 5.25%, 09/30/2028	11,800
935,000	Bayport Polymers LLC(b) 5.14%, 04/14/2032	920,595
445,000	Bond US Bidco 1 Inc / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2(b) 7.13%, 06/15/2033	449,329
1,400,000	Capstone Copper Corp(b) 6.75%, 03/31/2033	1,419,044
61,000	Carpenter Technology Corp(b) 5.63%, 03/01/2034	60,954
172,000	Chemours Co(b) 5.75%, 11/15/2028	171,861
955,000	Cleveland-Cliffs Inc(b) 7.63%, 01/15/2034	953,683
	Commercial Metals Co(b)
434,000	5.75%, 11/15/2033	431,436
604,000	6.00%, 12/15/2035	602,436
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	Corp Nacional del Cobre de Chile
237,000	5.95%, 01/08/2034(b)	$ 244,240
358,000	6.44%, 01/26/2036	380,040
33,000	Fortescue Treasury Pty Ltd(b) 4.38%, 04/01/2031	31,396
	Glencore Funding LLC(b)
1,025,000	6.13%, 10/06/2028	1,054,173
1,495,000	4.88%, 03/12/2029	1,502,193
115,000	2.50%, 09/01/2030	104,829
1,225,000	6.38%, 10/06/2030	1,291,322
1,705,000	5.70%, 05/08/2033	1,760,694
3,795,000	6.50%, 10/06/2033	4,087,770
2,535,000	5.67%, 04/01/2035	2,598,455
280,000	Illuminate Buyer LLC / Illuminate Holdings IV Inc(b) 9.00%, 07/01/2028	279,837
730,000	INEOS Finance PLC(b) 7.50%, 04/15/2029	709,732
65,000	Mineral Resources Ltd(b) 9.25%, 10/01/2028	67,109
284,197	Samarco Mineracao SA(b)(h) 9.50%, 06/30/2031 PIK rate, 9.00%	285,694
1,240,000	Solstice Advanced Materials Inc(b) 5.63%, 09/30/2033	1,232,289
	Steel Dynamics Inc
215,000	5.38%, 08/15/2034	217,730
1,750,000	5.25%, 05/15/2035	1,756,705
380,000	Taseko Mines Ltd(b) 8.25%, 05/01/2030	396,575
1,350,000	Westlake Corp 5.55%, 11/15/2035	1,338,215
1,380,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	1,297,050
		27,883,162
Communications — 5.32%
1,471,000	Alphabet Inc 4.80%, 02/15/2036	1,446,062
1,000,000	Altice Financing SA(b) 5.00%, 01/15/2028	704,985
82,000	Altice France Lux 3 / Altice Holdings 1(b) 10.00%, 01/15/2033	80,653
	Altice France SA(b)
152,440	6.50%, 10/15/2031	147,701
625,001	6.50%, 04/15/2032	604,015
2,814,000	Amazon.com Inc 4.88%, 03/13/2036	2,770,109
	AppLovin Corp
540,000	5.13%, 12/01/2029	544,481
410,000	5.38%, 12/01/2031	415,719
2,724,000	5.50%, 12/01/2034	2,748,627
	AT&T Inc
1,560,000	5.38%, 08/15/2035	1,567,208
1,395,000	5.13%, 04/30/2036	1,367,127

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
1,476,000	Beacon Point DC LLC(b) 6.13%, 11/30/2042	$ 1,488,676
5,493,000	Beignet Investor LLC(b) 6.58%, 05/30/2049	5,603,699
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
63,000	5.00%, 02/01/2028	62,211
1,500,000	4.75%, 03/01/2030	1,422,227
1,405,000	4.50%, 08/15/2030	1,306,008
340,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.95%, 06/30/2062	201,046
605,000	Cipher Compute LLC(b) 7.13%, 11/15/2030	628,911
1,035,000	CMG Media Corp(b) 8.88%, 06/18/2029	757,527
	CSC Holdings LLC(b)
1,555,000	5.38%, 02/01/2028	974,752
620,000	7.50%, 04/01/2028	167,487
1,400,000	4.13%, 12/01/2030	831,886
2,435,000	4.63%, 12/01/2030	566,138
492,000	3.38%, 02/15/2031	291,778
400,000	4.50%, 11/15/2031	236,348
1,795,000	DirecTV Financing LLC 8.88%, 02/01/2030(b)	1,825,779
	DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc(b)
49,000	5.88%, 08/15/2027	48,929
839,000	10.00%, 02/15/2031	870,635
110,000	9.25%, 06/01/2032	111,765
	Discovery Communications LLC
101,000	3.63%, 05/15/2030	93,930
290,000	6.35%, 06/01/2040	240,700
1,529,000	Discovery Global Holdings Inc 4.28%, 03/15/2032	1,372,048
	DISH DBS Corp(b)(g)
2,330,000	5.25%, 12/01/2026	2,305,221
1,290,000	5.75%, 12/01/2028	1,249,687
670,000	DISH Network Corp(b) 11.75%, 11/15/2027	688,460
8,115,279	EchoStar Corp 10.75%, 11/30/2029	8,769,527
	Expedia Group Inc
828,000	2.95%, 03/15/2031	760,864
1,059,000	5.40%, 02/15/2035(i)	1,048,177
706,000	Flash Compute LLC(b) 7.25%, 12/31/2030	725,925
505,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 5.25%, 12/01/2027	504,477
890,000	Gray Media Inc(b) 9.63%, 07/15/2032	858,984
1,522,000	Hut 8 DC LLC(b) 6.19%, 11/15/2042	1,541,606
Principal Amount(a)		Fair Value
Communications — (continued)
545,000	ION Platform Finance US Inc / ION Platform Finance SARL(b) 9.50%, 05/30/2029	$ 497,365
240,000	Meridian Arc Holdco LLC(b) 6.25%, 04/30/2031	240,538
	Meta Platforms Inc
902,000	5.63%, 11/15/2055	817,353
559,000	6.30%, 05/15/2056	556,439
1,190,000	5.75%, 11/15/2065	1,069,015
	Neptune Bidco US Inc(b)
1,140,000	9.29%, 04/15/2029	1,162,598
85,000	10.38%, 05/15/2031	88,095
300,000	Netflix Inc EUR, 3.63%, 05/15/2027	345,339
	Paramount Global
603,000	7.88%, 07/30/2030	633,307
676,000	4.95%, 01/15/2031	628,368
440,000	PR RNO Property Owner 1 LLC(b) 6.50%, 05/01/2031	439,365
935,000	Sinclair Television Group Inc(b) 8.13%, 02/15/2033	960,400
	Snap Inc(b)
720,000	6.88%, 03/01/2033	701,807
375,000	6.88%, 03/15/2034	363,048
	Space Exploration Technologies Corp(b)
6,713,000	5.88%, 07/15/2036	6,625,493
2,540,000	6.65%, 07/15/2056	2,450,605
	Sprint Capital Corp
70,000	6.88%, 11/15/2028	73,336
1,355,000	8.75%, 03/15/2032	1,596,148
610,000	SV RNO Property Owner 1 LLC(b) 5.88%, 03/01/2031	601,206
190,000	Time Warner Cable LLC 6.55%, 05/01/2037	188,343
	T-Mobile USA Inc
195,000	2.70%, 03/15/2032	173,308
2,395,000	5.75%, 01/15/2034	2,479,936
1,702,000	4.70%, 01/15/2035	1,642,563
100,000	Turkcell Iletisim Hizmetleri AS(b) 7.65%, 01/24/2032	103,344
	Uber Technologies Inc
1,560,000	4.80%, 09/15/2034	1,530,710
80,000	4.80%, 09/15/2035	77,804
930,000	Univision Communications Inc(b) 8.88%, 04/15/2033	915,514
182,000	Veon Midco BV(b) 6.95%, 06/01/2031	181,791
1,560,000	Verizon Communications Inc(i) 6.20%, 05/14/2056	1,577,133
	Wayfair LLC(b)
10,000	7.25%, 10/31/2029	10,321
300,000	6.75%, 11/15/2032	308,069
80,000	7.13%, 05/31/2034	82,254

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
560,000	WULF Compute LLC(b) 7.75%, 10/15/2030	$ 588,195
		79,661,205
Consumer, Cyclical — 3.63%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
135,000	3.88%, 01/15/2028	132,463
210,000	4.38%, 01/15/2028	207,615
65,000	3.50%, 02/15/2029	62,460
269,000	5.63%, 09/15/2029	270,404
1,765,000	4.00%, 10/15/2030	1,666,246
280,000	A&K Travel Group Holdings Ltd(b) 7.50%, 05/15/2033	282,663
994,944	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	993,949
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	416,159
120,000	Aptiv Swiss Holdings Ltd 6.88%, 12/15/2054	122,655
1,350,000	Ashton Woods USA LLC / Ashton Woods Finance Co(b) 4.63%, 04/01/2030	1,280,808
	British Airways Pass Through Trust(b)
	Series 2019-1 Class A
105,798	3.35%, 06/15/2029	102,135
	Series 2021-1 Class A
945,284	2.90%, 03/15/2035	863,517
	Carnival Corp(b)
5,000	4.00%, 08/01/2028	4,908
1,735,000	5.75%, 08/01/2032	1,751,946
671,000	6.13%, 02/15/2033	679,149
210,000	Choice Hotels International Inc 5.85%, 08/01/2034	213,369
	Clarios Global LP / Clarios US Finance Co(b)
35,000	6.75%, 02/15/2030	36,065
215,000	6.75%, 09/15/2032	219,576
435,000	Core & Main LP(b) 6.00%, 07/01/2034	437,046
603,115	Delta Air Lines Pass Through Trust Series 2015-1 Class AA 3.63%, 07/30/2027	595,480
1,815,000	Dick's Sporting Goods Inc 4.10%, 01/15/2052	1,320,619
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,071,270
	DR Horton Inc
675,000	5.00%, 10/15/2034	667,697
400,000	5.50%, 10/15/2035	408,493
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
952,000	Ferrellgas LP / Ferrellgas Finance Corp(b) 5.88%, 04/01/2029	$ 925,940
1,595,000	Flutter Treasury Designated Activity Co(b) 5.88%, 06/04/2031	1,589,529
510,000	Ford Motor Credit Co LLC 6.50%, 02/07/2035	522,288
725,000	Forestar Group Inc(b) 6.50%, 03/15/2033	736,369
755,000	Forvia SE(b) 6.75%, 09/15/2033	754,648
140,000	Gaia Purchaser Inc(b) 7.63%, 07/15/2033	141,605
	Global Auto Holdings Ltd / AAG FH UK Ltd(b)
285,000	8.38%, 01/15/2029	280,725
1,375,000	11.50%, 08/15/2029	1,423,127
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	486,729
166,000	3.63%, 02/15/2032	151,935
23,000	6.13%, 04/01/2032	23,307
449,000	5.50%, 03/31/2034	445,150
	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc(b)
745,000	5.00%, 06/01/2029	727,146
105,000	4.88%, 07/01/2031	98,694
311,000	6.63%, 01/15/2032	315,622
15,000	Installed Building Products Inc(b) 5.63%, 02/01/2034	14,889
575,000	Kingpin Intermediate Holdings LLC(b)(i) 7.25%, 10/15/2032	484,791
1,415,000	LBM Acquisition LLC(b) 6.25%, 01/15/2029	1,022,608
	Marriott International Inc
520,000	5.30%, 05/15/2034	525,116
1,300,000	5.50%, 04/15/2037	1,312,490
270,000	5.10%, 05/01/2038	260,385
	Marriott Ownership Resorts Inc
32,000	4.75%, 01/15/2028	31,642
145,000	4.50%, 06/15/2029(b)	139,920
200,000	Melco Resorts Finance Ltd(b) 5.38%, 12/04/2029	194,866
	Meritage Homes Corp
771,000	3.88%, 04/15/2029(b)	747,966
1,724,000	5.65%, 03/15/2035	1,743,113
	Murphy Oil USA Inc(b)
10,000	3.75%, 02/15/2031	9,354
1,110,000	5.88%, 06/01/2034	1,113,500
505,000	NCL Corp Ltd(b) 6.75%, 02/01/2032	503,865
140,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	141,068
	Newell Brands Inc
894,000	6.63%, 09/15/2029	908,929

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
860,000	6.38%, 05/15/2030	$ 871,693
735,000	Nissan Motor Acceptance Co LLC(b) 5.63%, 09/29/2028	733,315
895,000	Ontario Gaming GTA LP / OTG Co-Issuer Inc(b) 8.00%, 08/01/2030	886,804
135,000	Pioneer Opco LLC(b) 7.00%, 05/15/2033	137,377
	Risewell Homes Inc(b)
745,000	9.25%, 10/01/2029	770,572
90,000	8.50%, 11/01/2030	91,885
160,000	Rivers Enterprise Borrower LLC(b) 6.25%, 10/15/2030	161,999
	Royal Caribbean Cruises Ltd
1,580,000	5.50%, 04/01/2028(b)	1,594,859
1,290,000	5.63%, 09/30/2031(b)	1,300,840
410,000	6.25%, 03/15/2032(b)	419,060
1,208,000	6.00%, 02/01/2033(b)	1,225,028
958,000	5.38%, 01/15/2036	950,933
1,879,000	5.25%, 02/27/2038	1,819,943
1,090,000	Stellantis Finance US Inc(b) 6.45%, 03/18/2035	1,071,708
845,000	Suburban Propane Partners LP / Suburban Energy Finance Corp(b) 6.50%, 12/15/2035	816,572
	Taylor Morrison Communities Inc(b)
31,000	5.13%, 08/01/2030	31,037
1,028,000	5.75%, 11/15/2032	1,057,964
	Travel + Leisure Co
24,000	6.00%, 04/01/2027	24,038
655,000	4.50%, 12/01/2029(b)	633,759
340,000	4.63%, 03/01/2030(b)	329,207
245,000	4.63%, 03/01/2030	237,223
	United Airlines Holdings Inc
570,000	4.88%, 03/01/2029	563,323
55,000	5.38%, 03/01/2031	54,605
	United Airlines Pass Through Trust
	Series 2023-1 Class A
1,365,942	5.80%, 01/15/2036	1,417,580
	Series 2024-1 Class AA
338,308	5.45%, 02/15/2037	343,980
31,000	Viking Cruises Ltd(b) 5.88%, 10/15/2033	31,048
1,325,000	VistaJet Malta Finance PLC / Vista Management Holding Inc(b)(i) 9.50%, 06/01/2028	1,341,349
255,000	White Cap Supply Holdings LLC(b) 7.38%, 11/15/2030	258,542
430,000	Windsor Holdings III LLC(b) 8.50%, 06/15/2030	447,491
	Yum! Brands Inc
1,385,000	3.63%, 03/15/2031	1,289,058
279,000	4.63%, 01/31/2032	266,974
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	ZF North America Capital Inc(b)
490,000	6.88%, 04/14/2028	$ 501,163
190,000	7.13%, 04/14/2030	191,499
345,000	6.75%, 04/23/2030	342,111
525,000	6.88%, 04/23/2032	516,498
		54,315,045
Consumer, Non-Cyclical — 4.91%
1,675,000	180 Medical Inc(b) 5.30%, 10/08/2035	1,641,847
965,000	Acadia Healthcare Co Inc(b) 5.50%, 07/01/2028	960,558
500,000	Adani Ports & Special Economic Zone Ltd(b) 4.38%, 07/03/2029	485,063
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b)
1,245,000	4.88%, 02/15/2030	1,204,604
105,000	5.75%, 03/31/2034	99,996
1,010,000	Albion Financing 1 SARL / Aggreko Holdings Inc(b) 7.00%, 05/21/2030	1,045,778
455,000	Amneal Pharmaceuticals LLC(b) 6.88%, 08/01/2032	472,294
319,000	APi Group DE Inc(b) 5.75%, 06/01/2034	315,376
	Ashtead Capital Inc(b)
905,000	5.50%, 08/11/2032	924,379
220,000	5.55%, 05/30/2033	222,261
1,680,000	5.95%, 10/15/2033	1,733,306
685,000	5.80%, 04/15/2034	697,891
	Avantor Funding Inc(b)
325,000	4.63%, 07/15/2028	321,588
33,000	3.88%, 11/01/2029	31,505
305,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc(b) 4.75%, 04/01/2028	299,976
650,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	651,049
1,040,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	961,626
2,430,000	Baxter International Inc 3.13%, 12/01/2051	1,453,728
40,000	BioMarin Pharmaceutical Inc(b) 5.50%, 02/15/2034	39,298
	Block Inc
525,000	3.50%, 06/01/2031	483,281
511,000	6.50%, 05/15/2032	521,688
200,000	6.00%, 08/15/2033(b)	201,381
1,045,000	Centene Corp 3.38%, 02/15/2030	973,923
315,000	Charles River Laboratories International Inc(b) 4.25%, 05/01/2028	309,086

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
570,000	Chobani LLC / Chobani Finance Corp Inc(b) 6.38%, 04/15/2034	$ 578,490
1,265,000	Cimpress PLC(b) 7.38%, 09/15/2032	1,278,322
5,000	CompoSecure Holdings LLC(b) 5.63%, 02/01/2033	4,881
620,000	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(b) 6.63%, 07/15/2030	620,064
768,000	CVS Health Corp(i) 6.75%, 12/10/2054	800,133
1,810,000	DENTSPLY SIRONA Inc 3.25%, 06/01/2030	1,674,558
2,430,000	Elevance Health Inc 5.20%, 02/15/2035	2,435,204
635,000	Endo Finance Holdings Inc(b) 8.50%, 04/15/2031	667,518
595,000	ERAC USA Finance LLC(b) 4.90%, 05/01/2033	590,590
840,000	Froneri Lux FinCo SARL(b) 6.00%, 08/01/2032	823,735
675,000	Garda World Security Corp(b) 8.38%, 11/15/2032	690,561
	Genmab A/S / Genmab Finance LLC(b)
40,000	6.25%, 12/15/2032	40,763
65,000	7.25%, 12/15/2033	67,769
500,000	Global Medical Response Inc(b) 7.38%, 10/01/2032	518,127
1,350,000	Global Payments Inc 5.55%, 11/15/2035	1,308,724
1,070,000	Grifols SA(b) 4.75%, 10/15/2028	1,048,623
	HCA Inc
2,715,000	5.50%, 06/01/2033	2,773,620
1,200,000	5.60%, 04/01/2034	1,225,304
580,000	5.45%, 09/15/2034	586,228
85,000	4.90%, 11/15/2035	82,319
665,000	5.13%, 06/15/2039	633,889
	Herc Holdings Inc(b)
260,000	7.25%, 06/15/2033	271,065
450,000	6.00%, 03/15/2034	447,010
945,000	Icon Investments Six Designated Activity Co 6.00%, 05/08/2034	970,370
1,300,000	Imperial Brands Finance PLC(b) 5.63%, 07/01/2035	1,311,691
	JBS NV / JBS USA Foods Group Holdings Inc / JBS USA Food Co Holdings
260,000	3.00%, 02/02/2029	249,456
825,000	3.75%, 12/01/2031	769,964
39,000	6.75%, 03/15/2034	42,554
630,000	5.95%, 04/20/2035	649,630
445,000	5.50%, 01/15/2036	444,353
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
2,006,000	5.63%, 03/10/2037(b)	$ 1,997,635
	Lamb Weston Holdings Inc(b)
16,000	4.13%, 01/31/2030	15,343
16,000	4.38%, 01/31/2032	15,044
	LifePoint Health Inc(b)
895,000	5.38%, 01/15/2029	858,635
1,165,000	9.88%, 08/15/2030	1,227,514
365,000	10.00%, 06/01/2032	364,384
406,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	414,362
	Molina Healthcare Inc(b)
435,000	4.38%, 06/15/2028	427,405
17,000	3.88%, 11/15/2030	15,853
1,082,000	6.50%, 02/15/2031	1,100,713
803,000	3.88%, 05/15/2032	725,999
16,000	6.25%, 01/15/2033	16,027
294,000	Movida Europe SA(b) 9.70%, 10/11/2033	280,770
90,000	Opal Bidco SAS(b) 6.50%, 03/31/2032	91,818
	Organon & Co / Organon Foreign Debt Co-Issuer BV(b)
860,000	4.13%, 04/30/2028	849,302
160,000	5.13%, 04/30/2031	158,295
150,000	7.88%, 05/15/2034	160,586
16,000	Performance Food Group Inc(b) 4.25%, 08/01/2029	15,531
	Pilgrim's Pride Corp
1,710,000	4.25%, 04/15/2031	1,639,847
846,000	3.50%, 03/01/2032	771,236
1,487,000	6.25%, 07/01/2033	1,552,508
108,000	6.88%, 05/15/2034	116,692
	Post Holdings Inc(b)
25,000	4.63%, 04/15/2030	24,152
355,000	4.50%, 09/15/2031	333,030
565,000	6.38%, 03/01/2033	560,689
865,000	Prime Healthcare Services Inc(b) 9.38%, 09/01/2029	903,656
405,000	Primo Water Holdings Inc / Triton Water Holdings Inc(b) 6.25%, 04/01/2029	406,511
720,000	Quest Diagnostics Inc 6.40%, 11/30/2033	778,322
22,000	Radiology Partners Inc(b) 8.50%, 07/15/2032	22,959
580,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(b) 6.75%, 08/15/2032	581,109
985,000	Smith & Nephew PLC 5.40%, 03/20/2034	992,502
545,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	500,070
570,000	Surgery Center Holdings Inc(b) 7.25%, 04/15/2032	577,034

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Synergy Infrastructure Holdings LLC(b)
695,000	7.88%, 12/01/2030	$ 726,366
80,000	7.00%, 07/15/2034	81,147
150,000	Tenet Healthcare Corp(b) 6.00%, 11/15/2033	151,311
155,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	163,486
	Teva Pharmaceutical Finance Netherlands II BV
465,000	EUR, 7.38%, 09/15/2029	585,102
395,000	EUR, 7.88%, 09/15/2031	528,738
	Teva Pharmaceutical Finance Netherlands III BV
424,000	3.15%, 10/01/2026	421,914
385,000	5.13%, 05/09/2029(i)	384,870
605,000	7.88%, 09/15/2029	648,780
890,000	8.13%, 09/15/2031	1,002,859
335,000	6.00%, 12/01/2032	347,611
4,771,000	4.10%, 10/01/2046	3,682,612
715,000	Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/2030	732,480
	TriNet Group Inc(b)
232,000	3.50%, 03/01/2029	218,431
15,000	7.13%, 08/15/2031	15,083
	United Rentals North America Inc
25,000	3.88%, 02/15/2031	23,621
245,000	3.75%, 01/15/2032	227,051
1,533,000	5.38%, 11/15/2033(b)	1,509,871
1,120,000	6.13%, 03/15/2034(b)	1,148,205
	Universal Health Services Inc
1,182,000	2.65%, 01/15/2032	1,031,996
265,000	5.05%, 10/15/2034	253,866
1,465,000	VSP Optical Group Inc(b) 5.65%, 06/01/2036	1,471,917
		73,509,847
Energy — 6.29%
1,455,000	Aker BP ASA(b) 5.13%, 10/01/2034	1,424,798
910,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 8.63%, 06/15/2029	951,829
483,132	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	468,230
	Antero Midstream Partners LP / Antero Midstream Finance Corp(b)
265,000	6.63%, 02/01/2032	270,665
80,000	5.75%, 07/01/2034	79,000
1,425,000	APA Corp 6.75%, 02/15/2055	1,486,978
Principal Amount(a)		Fair Value
Energy — (continued)
635,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 6.63%, 07/15/2033	$ 642,206
300,000	Azule Energy Finance PLC(b) 8.13%, 01/23/2030	301,789
1,235,000	BP Capital Markets PLC(j) 4.88%, Perpetual	1,220,816
280,000	Bristow Group Inc(b) 6.75%, 02/01/2033	280,811
360,000	Buckeye Partners LP(b) 6.75%, 02/01/2030	371,810
3,606,000	Canadian Natural Resources Ltd 5.40%, 12/15/2034	3,644,424
925,000	Caturus Energy LLC(b) 8.50%, 02/15/2030	963,868
340,000	Cenovus Energy Inc 5.40%, 03/20/2036	336,821
	Cheniere Energy Partners LP
110,000	4.50%, 10/01/2029	109,267
1,580,000	4.00%, 03/01/2031	1,520,044
285,000	3.25%, 01/31/2032	261,193
1,344,000	5.95%, 06/30/2033	1,403,246
	Chord Energy Corp(b)
923,000	6.00%, 10/01/2030	926,899
91,000	6.75%, 03/15/2033	92,347
240,000	Constellation Oil Services Holding SA(b) 9.38%, 11/07/2029	252,576
	Continental Resources Inc
100,000	4.38%, 01/15/2028	99,318
5,215,000	5.75%, 01/15/2031(b)	5,310,097
4,432,000	2.88%, 04/01/2032(b)	3,899,589
680,000	Coronado Finance Pty Ltd(b)(i) 9.25%, 10/01/2029	619,638
16,000	Crescent Energy Finance LLC(b) 7.38%, 01/15/2033	15,904
405,000	DBR Land Holdings LLC(b) 6.25%, 12/01/2030	411,326
840,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	891,501
	Ecopetrol SA
161,000	4.63%, 11/02/2031	147,702
190,000	8.88%, 01/13/2033	208,071
900,000	Enbridge Inc 8.50%, 01/15/2084	1,028,877
	Energean Israel Finance Ltd(b)
650,000	5.38%, 03/30/2028	643,082
470,000	5.88%, 03/30/2031	451,034
	Energy Transfer LP
1,233,000	6.50%, Perpetual(j)	1,233,636
210,000	7.13%, Perpetual(j)	216,681
540,000	5.75%, 02/15/2033	559,091
2,450,000	6.55%, 12/01/2033	2,650,806
1,956,000	5.55%, 05/15/2034	1,986,973

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
750,000	5.60%, 09/01/2034	$ 765,433
505,000	5.70%, 04/01/2035	518,299
30,000	8.00%, 05/15/2054	31,847
1,385,000	Flex Intermediate Holdco LLC(b) 3.36%, 06/30/2031	1,279,454
362,000	FS Luxembourg SARL(b) 8.63%, 06/25/2033	346,029
	Genesis Energy LP / Genesis Energy Finance Corp
1,195,000	8.88%, 04/15/2030	1,250,447
160,000	6.75%, 03/15/2034	158,765
738,000	Green Palm Bidco SARL(b) 5.96%, 06/30/2041	745,809
630,000	Gulfport Energy Operating Corp(b) 6.75%, 09/01/2029	642,545
1,160,000	Harbour Energy PLC(b) 6.33%, 04/01/2035	1,182,494
740,000	Helix Energy Solutions Group Inc(b) 9.75%, 03/01/2029	775,738
874,000	Helmerich & Payne Inc 5.50%, 12/01/2034	857,332
395,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	381,025
1,365,000	HF Sinclair Corp(i) 6.25%, 01/15/2035	1,417,316
	Hilcorp Energy I LP / Hilcorp Finance Co(b)
405,000	6.00%, 04/15/2030	397,907
578,000	6.00%, 02/01/2031	559,875
	Kodiak Gas Services LLC(b)
440,000	5.88%, 04/01/2031	441,128
395,000	6.75%, 10/01/2035	405,217
30,000	Leviathan Bond Ltd(b) 6.50%, 06/30/2027	30,114
1,155,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.88%, 12/01/2032	1,175,978
73,000	Matador Resources Co(b) 6.50%, 04/15/2032	73,399
	NGL Energy Operating LLC / NGL Energy Finance Corp(b)
155,000	8.13%, 02/15/2029	160,436
910,000	8.38%, 02/15/2032	947,326
342,000	NGPL PipeCo LLC(b) 5.60%, 08/15/2036	340,113
	Occidental Petroleum Corp
990,000	6.20%, 03/15/2040	1,027,240
580,000	6.05%, 10/01/2054	589,035
16,000	Oceaneering International Inc 6.00%, 02/01/2028	16,229
205,000	ONEOK Inc(b) 6.50%, 09/01/2030	215,372
Principal Amount(a)		Fair Value
Energy — (continued)
	Pertamina Persero PT(b)
410,000	2.30%, 02/09/2031	$ 360,464
318,000	6.45%, 05/30/2044	323,854
	Petroleos de Venezuela SA(g)
2,813,000	9.00%, 11/17/2021	1,226,468
780,000	12.75%, 02/17/2022	388,830
500,000	Petroleos del Peru SA(i) 4.75%, 06/19/2032	425,360
	Petroleos Mexicanos
205,000	6.70%, 02/16/2032	206,814
895,000	6.35%, 02/12/2048	737,683
320,000	7.69%, 01/23/2050	298,467
794,000	6.95%, 01/28/2060	667,802
892,000	Petronas Capital Ltd(b)(i) 5.85%, 04/03/2055	926,576
	Plains All American Pipeline LP / PAA Finance Corp
495,000	3.55%, 12/15/2029	476,515
780,000	3.80%, 09/15/2030	748,430
590,000	Prairie Acquiror LP(b) 9.00%, 08/01/2029	612,840
1,750,000	Rio Grande LNG LLC(b) 5.75%, 06/30/2036	1,743,857
500,000	Sanchez Energy Corp(g) 7.25%, 02/19/2027	50
160,000	Seadrill Finance Ltd(b) 6.75%, 07/15/2034	154,465
839,000	Sempra Infrastructure Partners LP(b) 3.25%, 01/15/2032	743,590
	SM Energy Co(b)
390,000	8.38%, 07/01/2028	398,371
596,000	6.75%, 08/01/2029	606,859
193,000	8.63%, 11/01/2030	202,692
22,000	8.75%, 07/01/2031	22,980
11,000	7.00%, 08/01/2032	11,101
160,000	6.63%, 04/15/2034	157,492
1,250,000	South Bow Canadian Infrastructure Holdings Ltd 7.50%, 03/01/2055	1,335,866
445,000	South Bow USA Infrastructure Holdings LLC 5.58%, 10/01/2034	443,335
	Sunoco LP(b)
747,000	5.63%, 03/15/2031	741,551
110,000	5.38%, 07/15/2031	108,502
290,000	5.88%, 03/15/2034	286,024
95,000	5.63%, 07/15/2034	92,717
	Targa Resources Corp
725,000	6.13%, 03/15/2033	763,753
1,610,000	6.50%, 03/30/2034	1,735,395
70,000	5.50%, 02/15/2035	70,657
1,995,000	5.55%, 08/15/2035	2,017,945
440,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	417,255

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
533,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	$ 533,376
570,000	Tidewater Inc(b) 9.13%, 07/15/2030	609,923
115,000	TransCanada PipeLines Ltd 6.38%, 10/17/2056	116,335
	Transocean International Ltd(b)
155,000	8.25%, 05/15/2029	160,050
399,000	8.75%, 02/15/2030	414,604
660,000	8.50%, 05/15/2031	685,207
240,000	7.88%, 10/15/2032	250,546
483,000	Uzbekneftegaz JSC(b) 8.75%, 05/07/2030	520,261
844,000	Venture Global Calcasieu Pass LLC(b) 4.13%, 08/15/2031	792,394
	Venture Global LNG Inc(b)
372,000	9.00%, Perpetual(j)	363,189
885,000	9.88%, 02/01/2032	944,788
	Venture Global Plaquemines LNG LLC(b)
816,000	6.13%, 12/15/2030	834,897
1,448,000	7.50%, 05/01/2033	1,589,199
1,271,000	6.50%, 01/15/2034	1,324,359
415,000	6.50%, 06/15/2034	432,337
920,000	7.75%, 05/01/2035	1,031,754
35,000	6.75%, 01/15/2036	37,110
2,460,000	Viper Energy Partners LLC 5.70%, 08/01/2035	2,499,188
23,000	Weatherford International Ltd(b) 6.75%, 10/15/2033	23,467
	Western Midstream Operating LP
480,000	6.35%, 01/15/2029	496,536
120,000	4.05%, 02/01/2030	116,247
1,580,000	6.15%, 04/01/2033	1,647,968
267,000	5.50%, 12/15/2035	264,184
393,000	5.70%, 07/01/2036	393,707
55,000	5.45%, 04/01/2044	50,094
280,000	5.30%, 03/01/2048	243,783
35,000	5.50%, 08/15/2048	31,199
1,200,000	5.25%, 02/01/2050	1,041,083
	Whistler Pipeline LLC(b)
250,000	5.70%, 09/30/2031	256,394
280,000	5.95%, 09/30/2034	286,606
2,445,000	Williams Cos Inc 5.15%, 03/15/2034	2,442,899
264,000	YPF SA(b) 9.50%, 01/17/2031	280,128
		94,283,217
Financial — 11.02%
	Acrisure LLC / Acrisure Finance Inc(b)
365,000	8.25%, 02/01/2029	343,546
1,130,000	6.00%, 08/01/2029	994,506
Principal Amount(a)		Fair Value
Financial — (continued)
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
150,000	5.75%, 06/06/2028	$ 152,904
485,000	6.15%, 09/30/2030	506,751
480,000	5.38%, 12/15/2031	488,497
1,435,000	3.30%, 01/30/2032	1,311,697
2,425,000	3.40%, 10/29/2033	2,155,562
1,300,000	4.95%, 09/10/2034	1,267,336
481,000	6.95%, 03/10/2055	497,927
580,000	6.50%, 01/31/2056	587,482
100,000	AGFC Capital Trust I(b)(c) 5.68%, 01/15/2067 3-mo. SOFR + 2.01%	62,000
195,000	Aircastle Ltd(b) 5.95%, 02/15/2029	199,677
	Aircastle Ltd / Aircastle Ireland Designated Activity Co(b)
260,000	5.25%, 03/15/2030	261,626
2,210,000	5.75%, 10/01/2031	2,260,641
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(b)
225,000	6.75%, 04/15/2028	226,797
254,000	7.00%, 01/15/2031	258,130
517,000	6.50%, 10/01/2031	515,582
	Allianz SE(b)
800,000	6.35%, 09/06/2053	835,266
375,000	5.60%, 09/03/2054	375,948
1,555,000	Ally Financial Inc 8.00%, 11/01/2031	1,731,862
1,605,000	American Express Co 5.63%, 07/28/2034	1,642,391
238,000	American National Group Inc 7.00%, 12/01/2055	232,400
2,675,000	American Tower Corp REIT 5.90%, 11/15/2033	2,791,536
23,000	AmWINS Group Inc(b) 6.38%, 02/15/2029	23,113
	Antares Holdings LP(b)
250,000	2.75%, 01/15/2027	246,393
250,000	3.75%, 07/15/2027	245,483
31,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC(b) 7.88%, 11/01/2029	31,391
	Apollo Debt Solutions BDC
485,000	6.90%, 04/13/2029	497,779
590,000	5.88%, 08/30/2030	583,808
1,515,000	Apollo Global Management Inc 6.00%, 12/15/2054	1,469,693
200,000	Ardonagh FinCo Ltd(b) 7.75%, 02/15/2031	202,253
25,000	Ardonagh Group Finance Ltd(b) 8.88%, 02/15/2032	24,286

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Arthur J Gallagher & Co
115,000	5.00%, 02/15/2032	$ 115,281
245,000	5.45%, 07/15/2034	248,501
550,000	5.15%, 02/15/2035	546,100
845,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	785,031
	Athene Global Funding(b)
1,150,000	2.55%, 11/19/2030	1,026,269
253,000	2.65%, 10/04/2031	221,745
139,000	Athene Holding Ltd 3.50%, 01/15/2031	130,211
1,795,000	Atlas Warehouse Lending Co LP(b) 5.25%, 01/15/2033	1,768,111
	Aviation Capital Group LLC(b)
95,000	6.25%, 04/15/2028	97,150
825,000	6.75%, 10/25/2028	856,753
61,000	4.25%, 04/30/2029	59,990
45,000	5.38%, 07/15/2029	45,524
460,000	5.13%, 04/10/2030	461,232
475,000	6.38%, 07/15/2030	497,780
1,435,000	4.80%, 10/24/2030	1,420,886
681,000	4.88%, 01/28/2033	662,484
1,050,000	Avilease Capital Ltd(b) 5.50%, 06/30/2031	1,057,149
	Avolon Holdings Funding Ltd(b)
400,000	5.38%, 05/30/2030	403,973
557,000	4.70%, 01/30/2031	547,088
1,650,000	4.85%, 04/01/2033	1,597,176
	Azorra Finance Ltd(b)
15,000	7.75%, 04/15/2030	15,558
650,000	7.25%, 01/15/2031	667,829
270,000	6.25%, 02/15/2034	260,938
38,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance(b) 7.13%, 05/15/2031	38,165
502,000	Banco de Credito del Peru SA(b) 6.45%, 07/30/2035	518,566
171,000	Banco de Credito e Inversiones SA(b)(j) 7.50%, Perpetual	180,662
	Banco Mercantil del Norte SA(b)(j)
207,000	5.88%, Perpetual	205,689
198,000	6.63%, Perpetual	188,533
2,220,000	Bank of America Corp 5.52%, 10/25/2035	2,230,264
1,235,000	Barclays PLC 7.44%, 11/02/2033	1,376,429
336,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(b) 5.13%, 01/18/2033	329,414
665,000	BGC Group Inc 6.15%, 04/02/2030	678,573
Principal Amount(a)		Fair Value
Financial — (continued)
	Blackstone Private Credit Fund
350,000	5.95%, 07/16/2029	$ 350,129
880,000	5.25%, 04/01/2030	854,578
665,000	Blue Owl Credit Income Corp 6.65%, 03/15/2031	664,488
	Blue Owl Finance LLC
1,015,000	3.13%, 06/10/2031	892,336
1,692,000	6.25%, 04/18/2034	1,656,544
900,000	BPCE SA(b) 7.00%, 10/19/2034	979,898
940,000	Broadstreet Partners Group LLC(b) 5.88%, 04/15/2029	917,927
260,000	Brookfield Asset Management Ltd 5.80%, 04/24/2035	265,253
235,000	Brown & Brown Inc 5.55%, 06/23/2035	234,492
395,000	CaixaBank SA(b) 5.58%, 07/03/2036	398,834
425,000	Capital Farm Credit ACA(b)(j) 8.39%, Perpetual	417,405
	Capital One Financial Corp
430,000	2.36%, 07/29/2032	373,274
905,000	6.38%, 06/08/2034	957,625
635,000	5.20%, 09/11/2036	618,139
	Citadel Finance LLC(b)
950,000	4.75%, 02/14/2029	935,111
580,000	5.15%, 02/14/2031	566,334
	Citadel LP(b)
270,000	6.00%, 01/23/2030	277,602
200,000	6.38%, 01/23/2032	208,208
	Citigroup Inc
920,000	6.27%, 11/17/2033	980,824
809,000	6.17%, 05/25/2034	844,194
110,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	99,773
1,655,000	Corebridge Financial Inc(i) 6.38%, 09/15/2054	1,643,007
1,942,000	CoStar Group Inc(b) 2.80%, 07/15/2030	1,747,261
30,000	CRC Insurance Group LLC(b) 7.13%, 06/01/2031	29,904
1,040,000	Deutsche Bank(i) 5.06%, 04/14/2032	1,037,439
1,090,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities FinCo(b) 5.95%, 09/17/2030	1,044,136
955,000	Eldik Bank OAO(b) 8.50%, 04/23/2031	957,487
185,000	EPR Properties REIT 3.60%, 11/15/2031	169,442
1,130,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	1,154,723
920,000	Focus Financial Partners LLC(b) 6.75%, 09/15/2031	925,721

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Freedom Mortgage Holdings LLC(b)
29,000	9.25%, 02/01/2029	$ 29,968
157,000	9.13%, 05/15/2031	162,322
88,000	8.38%, 04/01/2032	89,513
540,000	7.88%, 04/01/2033	526,619
31,000	GGAM Finance Ltd(b) 5.88%, 03/15/2030	31,033
	Global Atlantic Fin Co(b)
195,000	4.40%, 10/15/2029	189,228
360,000	3.13%, 06/15/2031	322,946
605,000	7.95%, 06/15/2033	669,368
280,000	7.95%, 10/15/2054	281,977
165,000	GLP Capital LP / GLP Financing II Inc REIT 6.75%, 12/01/2033	174,806
	Goldman Sachs Group Inc
1,310,000	5.33%, 07/23/2035	1,314,444
3,289,000	5.07%, 01/21/2037	3,211,219
2,083,000	5.39%, 02/02/2041	2,029,090
1,627,000	HA Sustainable Infrastructure Capital Inc 6.38%, 07/01/2034	1,659,522
1,400,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	1,404,836
	Huntington Bancshares Inc
765,000	5.71%, 02/02/2035	782,650
85,000	6.14%, 11/18/2039	86,817
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
636,000	5.25%, 05/15/2027	628,592
760,000	10.00%, 11/15/2029(b)	749,524
255,000	ING Groep NV 6.11%, 09/11/2034	269,844
662,000	Intesa Sanpaolo SpA(b) 6.01%, 06/29/2037	666,419
310,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	300,049
805,000	Iron Mountain Inc REIT(b) 6.25%, 01/15/2033	813,432
	Jane Street Group / JSG Finance Inc(b)
23,000	7.13%, 04/30/2031	23,781
23,000	6.75%, 05/01/2033	23,652
	Jefferies Financial Group Inc
934,000	5.13%, 04/28/2031	921,975
1,040,000	6.20%, 04/14/2034	1,064,448
	JPMorgan Chase & Co
2,958,000	6.50%, Perpetual(j)	3,029,024
610,000	5.72%, 09/14/2033	629,555
615,000	6.25%, 10/23/2034	658,233
1,240,000	5.58%, 07/23/2036	1,258,839
735,000	4.90%, 01/22/2037	715,731
4,810,000,000	JPMorgan Chase Bank NA(b) UZS, 11.00%, 11/26/2027	400,352
1,110,000	KeyCorp 6.40%, 03/06/2035	1,181,430
Principal Amount(a)		Fair Value
Financial — (continued)
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	$ 1,048,955
1,610,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	1,598,584
	Macquarie Airfinance Holdings Ltd(b)
680,000	5.20%, 03/27/2028	681,999
65,000	6.40%, 03/26/2029	66,908
200,000	5.15%, 03/17/2030	199,444
140,000	6.50%, 03/26/2031	146,305
1,817,000	Marsh & McLennan Cos Inc 5.00%, 03/15/2035	1,799,148
	MetLife Inc
245,000	9.25%, 04/08/2038(b)	285,390
915,000	10.75%, 08/01/2039	1,188,404
985,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	983,452
565,000	Millrose Properties REIT(b) 6.25%, 09/15/2032	569,917
	Morgan Stanley
925,000	6.34%, 10/18/2033	986,134
1,610,000	5.42%, 07/21/2034	1,634,974
309,000	6.63%, 11/01/2034	335,316
67,000	5.47%, 01/18/2035	68,017
3,326,000	5.83%, 04/19/2035	3,450,604
1,480,000	2.48%, 09/16/2036	1,283,883
435,000	5.30%, 04/20/2037	433,217
4,303,000	5.95%, 01/19/2038	4,427,236
145,000	5.94%, 02/07/2039	149,532
3,572,000	5.31%, 01/18/2041	3,481,200
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,526,485
1,475,000	National Australia Bank Ltd(b) 5.63%, 06/04/2037	1,472,950
1,015,000	Nationstar Mortgage Holdings Inc(b) 5.75%, 11/15/2031	1,025,150
950,000	NatWest Group PLC 6.48%, 06/01/2034	984,887
675,000	Navient Corp 5.00%, 03/15/2027	669,666
	Nippon Life Insurance Co(b)
805,000	6.25%, 09/13/2053	833,480
480,000	6.50%, 04/30/2055	503,321
1,105,000	Northern Trust Corp 5.12%, 11/19/2040	1,080,379
270,000	Omnis Funding Trust(b) 6.72%, 05/15/2055	281,130
	OneMain Finance Corp
145,000	6.13%, 05/15/2030	144,992
1,330,000	7.13%, 11/15/2031	1,352,996
155,000	6.75%, 09/15/2033	153,440
708,000	Osaic Holdings Inc(b) 6.75%, 08/01/2032	709,211
29,000	Pebblebrook Hotel Trust REIT(b) 1.63%, 01/15/2030	38,860

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	$ 567,232
1,275,000	Phoenix Aviation Capital Ltd(b) 9.25%, 07/15/2030	1,317,088
	PNC Financial Services Group Inc
990,000	5.58%, 01/29/2036	1,014,902
400,000	5.42%, 01/25/2041	392,977
397,600	Port of Spain Waterfront Development 7.88%, 02/19/2040	415,293
	Prudential Financial Inc
338,000	5.13%, 03/01/2052	331,316
560,000	6.75%, 03/01/2053	589,200
850,000	6.50%, 03/15/2054	879,914
935,000	Reinsurance Group of America Inc 6.65%, 09/15/2055	945,319
595,000	Rocket Cos Inc(b) 6.38%, 08/01/2033	605,094
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
900,000	3.63%, 03/01/2029	865,711
375,000	3.88%, 03/01/2031	350,910
2,160,000	4.00%, 10/15/2033	1,944,110
61,000	Ryan Specialty LLC(b) 5.88%, 08/01/2032	60,015
	Societe Generale SA(b)
939,000	5.40%, 08/08/2034	932,805
1,220,000	6.07%, 01/19/2035	1,264,698
1,510,000	5.44%, 10/03/2036	1,488,440
	State Street Corp
675,000	6.70%, Perpetual(i)(j)	698,085
525,000	6.12%, 11/21/2034	553,121
2,037,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,810,816
640,000	Sumisho Air Lease Corp(j) 8.26%, Perpetual	643,114
1,270,000	Sumitomo Life Insurance Co(b) 5.88%, 09/10/2055	1,263,637
	Synchrony Financial
585,000	5.94%, 08/02/2030	596,646
335,000	5.45%, 03/06/2031	334,913
98,000	4.95%, 02/25/2032	95,535
22,000	7.25%, 02/02/2033	22,933
3,254,000	6.00%, 07/29/2036	3,269,167
810,000	Toronto-Dominion Bank 8.13%, 10/31/2082	837,396
	Truist Financial Corp
565,000	5.12%, 01/26/2034	564,133
775,000	5.87%, 06/08/2034	806,220
	UBS Group AG(b)
980,000	6.60%, Perpetual(i)(j)	988,578
1,060,000	7.00%, Perpetual(j)	1,071,647
745,000	5.62%, 09/13/2030	762,492
Principal Amount(a)		Fair Value
Financial — (continued)
1,080,000	4.99%, 08/05/2033	$ 1,073,403
894,000	4.84%, 11/06/2033	878,332
925,000	5.70%, 02/08/2035	949,614
	UniCredit SpA(b)
600,000	3.13%, 06/03/2032	550,557
400,000	5.86%, 06/19/2032	402,114
280,000	5.46%, 06/30/2035	281,495
	Wells Fargo & Co
725,000	6.13%, Perpetual(i)(j)	733,583
935,000	5.39%, 04/24/2034	949,255
1,715,000	4.89%, 09/15/2036	1,673,173
2,742,000	4.96%, 01/23/2037	2,676,960
186,000	Willis North America Inc 5.15%, 03/15/2036	182,370
115,000	WisdomTree Inc(b) 4.50%, 10/01/2031	130,307
70,000	WS Escrow LLC(b) 7.75%, 06/01/2033	71,877
		165,198,706
Industrial — 3.67%
445,000	Amrize Finance US LLC 5.40%, 04/07/2035	451,554
	Axon Enterprise Inc(b)
228,000	6.13%, 03/15/2030	232,551
123,000	6.25%, 03/15/2033	126,071
2,480,000	BAE Systems PLC(b) 5.30%, 03/26/2034	2,524,807
2,249,000	Ball Corp 5.50%, 09/15/2033	2,262,908
	Boeing Co
1,035,000	5.15%, 05/01/2030	1,047,618
1,297,000	3.63%, 02/01/2031	1,233,373
265,000	6.39%, 05/01/2031	281,576
2,850,000	6.53%, 05/01/2034	3,100,555
928,000	5.71%, 05/01/2040	943,633
3,219,000	5.81%, 05/01/2050	3,180,261
2,468,000	6.86%, 05/01/2054	2,773,716
60,000	5.93%, 05/01/2060	59,021
395,000	7.01%, 05/01/2064	449,211
870,000	Builders FirstSource Inc(b) 6.38%, 03/01/2034	879,487
	Cemex SAB de CV(b)
500,000	7.20%, Perpetual(j)	520,200
640,000	3.88%, 07/11/2031	603,212
	Clean Harbors Inc(b)
11,000	6.38%, 02/01/2031	11,155
9,000	5.75%, 10/15/2033	9,059
529,000	CRH America Finance Inc 5.00%, 02/09/2036	517,381
1,868,000	Eagle Materials Inc(i) 5.00%, 03/15/2036	1,806,708
	Esab Corp(b)
23,000	6.25%, 04/15/2029	23,336
570,000	5.63%, 04/01/2031	570,619
335,000	Flowserve Corp 5.70%, 05/15/2036	336,699

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	FTAI Aviation Investors LLC(b)
465,000	7.00%, 05/01/2031	$ 481,623
860,000	7.00%, 06/15/2032	888,169
522,000	GFL Environmental Holdings US Inc(b) 5.50%, 02/01/2034	510,562
	GFL Environmental Inc(b)
404,000	4.38%, 08/15/2029	392,710
587,000	6.75%, 01/15/2031	603,893
686,000	Global Infrastructure Solutions Inc(b) 7.50%, 04/15/2032	717,665
15,000	Granite Construction Inc(b) 6.38%, 06/15/2034	15,253
285,000	Honeywell Aerospace Inc(b) 4.95%, 03/16/2036	280,648
	IHS Holding Ltd(b)
50,000	6.25%, 11/29/2028	49,660
70,000	8.25%, 11/29/2031	73,183
65,000	Imola Merger Corp(b) 4.75%, 05/15/2029	63,837
2,355,000	Ingersoll Rand Inc 5.70%, 08/14/2033	2,448,668
1,325,000	Jabil Inc 3.00%, 01/15/2031	1,218,099
	JH North America Holdings Inc(b)
712,000	5.88%, 01/31/2031	715,350
2,210,000	6.13%, 07/31/2032	2,228,325
1,744,000	LSB Industries Inc(b) 6.25%, 10/15/2028	1,744,581
720,000	Madison IAQ LLC(b) 5.88%, 06/30/2029	720,371
1,220,000	Mauser Packaging Solutions Holding Co(b) 9.25%, 04/15/2030	1,200,239
920,000	Maxam Prill SARL(b) 7.75%, 07/15/2030	947,827
596,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	597,040
930,000	Nordson Corp 5.80%, 09/15/2033	968,147
175,000	Otis Worldwide Corp(i) 5.13%, 09/04/2035	174,449
983,000	Owens Corning 5.70%, 06/15/2034	1,016,025
1,695,000	Quikrete Holdings Inc(b) 6.38%, 03/01/2032	1,730,895
233,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	226,318
	Sensata Technologies Inc(b)
66,000	4.38%, 02/15/2030	64,193
279,000	3.75%, 02/15/2031	260,878
180,000	Solaris Energy Infrastructure LLC(b) 6.38%, 05/15/2031	182,008
590,000	Standard Building Solutions Inc(b) 5.88%, 03/15/2034	568,538
Principal Amount(a)		Fair Value
Industrial — (continued)
970,000	Stanley Black & Decker Inc 6.71%, 03/15/2060	$ 965,694
	TD SYNNEX Corp
985,000	1.75%, 08/09/2026	982,074
1,530,000	6.10%, 04/12/2034	1,592,198
1,091,000	5.30%, 10/10/2035	1,073,994
	TopBuild Corp(b)
265,000	4.13%, 02/15/2032	267,393
31,000	5.63%, 01/31/2034	31,302
	TransDigm Inc(b)
507,000	6.88%, 12/15/2030	521,044
740,000	6.63%, 03/01/2032	758,960
23,000	6.00%, 01/15/2033	23,226
170,000	6.13%, 07/31/2034	169,781
1,775,000	Trimble Inc 6.10%, 03/15/2033	1,853,311
395,000	Trivium Packaging Finance BV(b) 12.25%, 01/15/2031	436,609
969,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	955,636
395,000	WESCO Distribution Inc(b) 5.50%, 04/15/2034	390,747
		55,055,834
Technology — 3.45%
1,595,000	Atlassian Corp 5.50%, 05/15/2034	1,571,424
	Broadcom Inc
2,256,000	3.47%, 04/15/2034	2,025,866
327,000	3.14%, 11/15/2035(b)	277,774
	CDW LLC / CDW Finance Corp
235,000	3.28%, 12/01/2028	225,805
995,000	3.25%, 02/15/2029	951,303
1,575,000	3.57%, 12/01/2031	1,446,123
2,286,000	5.55%, 08/22/2034	2,257,144
1,230,000	Cloud Software Group Inc(b) 9.00%, 09/30/2029	1,193,877
461,000	Consensus Cloud Solutions Inc(b) 6.50%, 10/15/2028	460,957
220,000	CoreWeave Inc(b) 9.63%, 07/15/2032	216,711
1,140,000	Dell International LLC / EMC Corp 5.10%, 02/15/2036	1,123,669
	Entegris Inc(b)
1,850,000	4.75%, 04/15/2029	1,828,187
612,000	3.63%, 05/01/2029	585,108
15,000	5.95%, 06/15/2030	15,152
1,604,000	Fair Isaac Corp(b) 6.00%, 05/15/2033	1,579,504
855,000	Foundry JV Holdco LLC(b) 5.88%, 01/25/2034	868,726
1,515,000	Gartner Inc(b) 3.75%, 10/01/2030	1,383,099
680,000	Insight Enterprises Inc(b) 6.63%, 05/15/2032	691,123

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
204,000	Intel Corp 5.30%, 05/15/2036	$ 202,979
2,561,000	Intuit Inc 5.50%, 06/15/2036	2,551,094
	Leidos Inc
100,000	4.38%, 05/15/2030	97,918
230,000	2.30%, 02/15/2031	204,477
980,000	5.40%, 03/15/2032	992,547
1,275,000	5.75%, 03/15/2033	1,312,600
665,000	5.50%, 03/15/2035	670,979
1,964,000	5.00%, 03/15/2036	1,891,639
650,000	MSCI Inc 5.25%, 09/01/2035	636,247
	NetApp Inc
550,000	5.50%, 03/17/2032	562,038
500,000	5.70%, 03/17/2035	511,516
1,436,000	NVIDIA Corp 4.95%, 06/15/2036	1,423,409
	OAK-Eagle Acquireco Inc(b)
362,000	7.25%, 07/01/2033	378,692
205,000	8.75%, 07/01/2034	217,571
	Open Text Corp(b)
277,000	6.90%, 12/01/2027	283,232
281,000	3.88%, 02/15/2028	273,832
1,157,000	3.88%, 12/01/2029	1,063,797
89,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	81,529
	Oracle Corp
465,000	6.25%, 11/09/2032	477,909
565,000	5.50%, 08/03/2035	540,671
2,398,000	5.20%, 09/26/2035	2,245,023
529,000	5.70%, 02/04/2036	512,313
904,000	3.95%, 03/25/2051	578,363
500,000	6.90%, 11/09/2052	479,398
2,153,000	6.00%, 08/03/2055	1,833,068
1,174,000	5.95%, 09/26/2055	997,687
1,429,000	6.70%, 02/04/2056	1,344,990
1,241,000	6.85%, 02/04/2066	1,155,108
415,000	Paychex Inc(i) 5.60%, 04/15/2035	419,339
575,000	Playtika Holding Corp(b)(i) 4.25%, 03/15/2029	514,625
810,000	Rocket Software Inc(b) 9.00%, 11/28/2028	805,162
3,591,000	Salesforce Inc 5.55%, 03/15/2036	3,588,278
	Science Applications International Corp(b)
707,000	4.88%, 04/01/2028	701,844
16,000	5.88%, 11/01/2033	15,758
	Seagate Data Storage Technology Pte Ltd
40,000	4.09%, 06/01/2029(b)	38,927
12,000	8.25%, 12/15/2029(b)	12,548
12,000	5.88%, 07/15/2030	12,213
12,000	5.75%, 12/01/2034(b)	12,174
	Synopsys Inc
700,000	5.15%, 04/01/2035	696,000
1,920,000	5.70%, 04/01/2055	1,861,990
Principal Amount(a)		Fair Value
Technology — (continued)
850,000	VMware LLC 2.20%, 08/15/2031	$ 748,566
30,000	Zebra Technologies Corp(b) 6.50%, 06/01/2032	30,365
		51,679,967
Utilities — 1.59%
565,000	AES Corp 7.60%, 01/15/2055	578,491
585,000	Alpha Generation LLC(b) 6.25%, 01/15/2034	575,631
970,000	Capital Power US Holdings Inc(b)(i) 6.19%, 06/01/2035	1,003,898
1,275,000	CMS Energy Corp 4.75%, 06/01/2050	1,249,370
248,000	Comision Ejecutiva Hidroelectrica del Rio Lempa(b) 8.65%, 01/24/2033	261,918
	Dominion Energy Inc
535,000	7.00%, 06/01/2054	566,455
715,000	6.20%, 02/15/2056	717,258
304,000	6.15%, 12/15/2056	304,923
961,000	DTE Energy Co 6.20%, 07/01/2058	969,065
750,000	Duke Energy Corp 5.45%, 06/15/2034	766,013
1,070,000	Electricite de France SA(b) 6.90%, 05/23/2053	1,159,006
775,000	Enel Finance International NV(b) 7.50%, 10/14/2032	868,310
975,000	Entergy Corp 7.13%, 12/01/2054	1,008,062
450,000	Eskom Holdings(b) 8.45%, 08/10/2028	472,993
1,235,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	1,286,191
125,000	Limak Yenilenebilir Enerji AS(b) 9.63%, 08/12/2030	124,812
	NextEra Energy Capital Holdings Inc
1,450,000	6.50%, 08/15/2055	1,488,331
206,000	6.00%, 10/01/2056	205,898
	NRG Energy Inc(b)
1,245,000	4.45%, 06/15/2029	1,226,290
1,470,000	7.00%, 03/15/2033	1,594,637
325,000	6.13%, 05/15/2036	325,150
845,000	Southern Co 5.70%, 03/15/2034	875,369
210,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	218,522
729,000	Vistra Corp(b)(j) 8.00%, Perpetual	734,610
	Vistra Operations Co LLC(b)
350,000	4.70%, 01/31/2031	342,994
885,000	6.88%, 04/15/2032	916,589

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
425,000	5.25%, 04/30/2033	$ 421,855
220,000	5.70%, 12/30/2034	222,380
1,336,000	5.25%, 10/15/2035	1,299,406
495,000	5.35%, 01/31/2036	485,099
425,000	5.55%, 04/30/2036	422,828
692,000	VoltaGrid LLC(b) 7.38%, 11/01/2030	718,414
450,000	XPLR Infrastructure Operating Partners LP(b) 7.75%, 04/15/2034	473,657
		23,884,425
TOTAL CORPORATE BONDS AND NOTES — 41.74% (Cost $621,919,817)		$625,471,408
CONVERTIBLE BONDS
Basic Materials — 0.03%
240,000	B2Gold Corp(b) 2.75%, 02/01/2030	333,480
11,000	MP Materials Corp(b) 3.00%, 03/01/2030	29,671
		363,151
Communications — 0.21%
243,000	Ciena Corp(b)(k) (0.96%), 09/15/2031	255,758
247,000	DoorDash Inc(k) 0.39%, 05/15/2030	243,295
196,532	EchoStar Corp(h) 3.88%, 11/30/2030 PIK rate, 0.00%	613,671
217,000	Etsy Inc 1.00%, 06/15/2030	251,546
67,000	InterDigital Inc 3.50%, 06/01/2027	245,120
223,000	Lyft Inc(b)(k) 0.54%, 09/15/2030	218,094
80,000	SiriusXM Holdings Inc 3.75%, 03/15/2028	91,560
28,000	Sphere Entertainment Co 3.50%, 12/01/2028	137,144
807,000	Uber Technologies Inc 0.88%, 12/01/2028	965,172
37,000	Viavi Solutions Inc(b) 0.63%, 03/01/2031	131,514
		3,152,874
Consumer, Cyclical — 0.06%
181,000	Burlington Stores Inc 1.25%, 12/15/2027	288,061
80,000	Cheesecake Factory Inc 2.00%, 03/15/2030	101,800
73,000	Freshpet Inc 3.00%, 04/01/2028	84,680
51,000	GameStop Corp(k) (0.52%), 06/15/2032	51,663
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
95,000	LCI Industries 3.00%, 03/01/2030	$ 106,163
61,000	Live Nation Entertainment Inc 2.88%, 01/15/2030	72,804
154,000	NCL Corp Ltd(i) 0.88%, 04/15/2030	171,517
67,000	Rivian Automotive Inc 4.63%, 03/15/2029	79,359
		956,047
Consumer, Non-Cyclical — 0.19%
48,000	Affirm Holdings Inc 0.75%, 12/15/2029	55,968
64,000	Alarm.com Holdings Inc 2.25%, 06/01/2029	60,563
74,000	Alignment Healthcare Inc 4.25%, 11/15/2029	126,051
51,000	Alnylam Pharmaceuticals Inc 1.00%, 09/15/2027	61,320
20,000	Alphatec Holdings Inc 0.75%, 03/15/2030	19,050
90,000	Arrowhead Pharmaceuticals Inc(k) (2.99%), 01/15/2032	107,432
	Bridgebio Pharma Inc
23,000	2.50%, 03/15/2027	40,894
53,000	2.25%, 02/01/2029	58,650
69,000	CONMED Corp 2.25%, 06/15/2027	67,310
69,000	Enovis Corp 3.88%, 10/15/2028	66,254
60,000	Envista Holdings Corp 1.75%, 08/15/2028	60,036
43,000	Guardant Health Inc 1.25%, 02/15/2031	108,037
	Halozyme Therapeutics Inc
48,000	1.00%, 08/15/2028	70,064
282,000	0.88%, 11/15/2032(b)	309,861
65,000	Herbalife Ltd(i) 4.25%, 06/15/2028	74,561
230,000	Indivior Pharmaceuticals Inc(b) 0.63%, 03/15/2031	279,542
55,000	Innoviva Inc 2.13%, 03/15/2028	58,897
56,000	IRhythm Holdings Inc 1.50%, 09/01/2029	61,404
	Ligand Pharmaceuticals Inc(b)
167,000	0.75%, 10/01/2030	285,570
65,000	(2.16%), 09/15/2031(k)	73,247
51,000	LivaNova PLC 2.50%, 03/15/2029	69,238
52,000	Mirum Pharmaceuticals Inc(b)(k) (1.25%), 06/01/2032	56,056
60,000	Pacira BioSciences Inc 2.13%, 05/15/2029	59,796
166,000	Post Holdings Inc 2.50%, 08/15/2027	171,810

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
261,000	Spectrum Brands Inc 3.38%, 06/01/2029	$ 271,362
38,000	Stride Inc 1.13%, 09/01/2027	64,106
41,000	Tempus AI Inc(b) 0.75%, 07/15/2030	43,287
123,000	Zoetis Inc(b) 0.25%, 06/15/2029	111,627
		2,891,993
Energy — 0.01%
55,000	Liberty Energy Inc(b)(k) (0.59%), 03/01/2031	56,568
64,000	Solaris Energy Infrastructure Inc 0.25%, 10/01/2031	104,080
		160,648
Financial — 0.08%
57,000	Coinbase Global Inc 0.25%, 04/01/2030	51,072
163,000	Compass Inc(b) 0.25%, 04/15/2031	177,018
58,000	Encore Capital Group Inc 4.00%, 03/15/2029	88,558
61,000	EZCORP Inc(b) 3.75%, 12/15/2029	191,715
103,000	Federal Realty OP LP REIT(b) 3.25%, 01/15/2029	113,403
141,000	Healthcare Realty Holdings REIT(b) 3.00%, 01/15/2032	144,313
69,000	IREN Ltd(b) 1.00%, 06/01/2033	76,107
33,000	SoFi Technologies Inc(b) 1.25%, 03/15/2029	66,502
44,000	Starwood Property Trust Inc REIT 6.75%, 07/15/2027	44,484
16,000	Terawulf Inc(b) 1.00%, 09/01/2031	34,214
	Welltower OP LLC REIT(b)
70,000	2.75%, 05/15/2028	165,550
41,000	3.13%, 07/15/2029	73,492
		1,226,428
Industrial — 0.12%
230,000	Advanced Energy Industries Inc(b)(k) (1.74%), 05/15/2031	251,353
109,000	Bloom Energy Corp(b)(k) (10.55%), 11/15/2030	199,307
128,000	BWX Technologies Inc(b)(k) (0.55%), 11/01/2030	131,072
140,000	Fluor Corp 1.13%, 08/15/2029	185,220
230,000	Granite Construction Inc 3.25%, 06/15/2030	481,160
Principal Amount(a)		Fair Value
Industrial — (continued)
63,000	Greenbrier Cos Inc(i) 2.88%, 04/15/2028	$ 71,908
126,000	Itron Inc 1.38%, 07/15/2030	125,488
47,000	JBT Marel Corp(b) 0.38%, 09/15/2030	47,491
74,000	OSI Systems Inc 2.25%, 08/01/2029	98,661
150,000	Tetra Tech Inc 2.25%, 08/15/2028	157,575
		1,749,235
Technology — 0.39%
	Akamai Technologies Inc
33,000	0.38%, 09/01/2027	39,545
64,000	1.64%, 05/15/2030(b)(k)	60,186
40,000	0.25%, 05/15/2033	58,330
268,000	Amkor Technology Inc(b)(k) (3.25%), 07/15/2031	319,402
97,000	BlackLine Inc 1.00%, 06/01/2029	89,288
166,000	Cloudflare Inc(k) (5.30%), 06/15/2030	209,990
	CoreWeave Inc(b)
30,000	1.75%, 12/01/2031	35,739
26,000	1.75%, 10/01/2032	28,621
200,000	CyberArk Software Ltd(k) (20.20%), 06/15/2030	332,390
208,000	Guidewire Software Inc 1.25%, 11/01/2029	199,680
88,000	Lumentum Holdings Inc(b) 0.38%, 03/15/2032	405,900
66,000	MACOM Technology Solutions Holdings Inc(k) (16.36%), 12/15/2029	151,932
159,000	Microchip Technology Inc(b)(k) (5.00%), 02/15/2030	183,013
189,000	MKS Inc 1.25%, 06/01/2030	556,334
129,000	Nova Ltd(b)(k) (10.92%), 09/15/2030	238,257
200,000	Nutanix Inc 0.50%, 12/15/2029	196,680
15,000	ON Semiconductor Corp(k) (53.84%), 05/01/2027	27,282
160,000	Onto Innovation Inc(b)(k) (4.91%), 06/01/2031	210,944
61,000	Progress Software Corp 3.50%, 03/01/2030	58,326
444,000	Rubrik Inc(k) (0.52%), 06/15/2030	453,324
28,000	Seagate HDD Cayman 3.50%, 06/01/2028	326,662
20,000	Semtech Corp(b)(k) (10.61%), 10/15/2030	36,710
199,000	SiTime Corp(k) (1.94%), 06/15/2031	220,196
	Snowflake Inc(k)
112,000	(31.83%), 10/01/2027(i)	186,278
335,000	(13.36%), 10/01/2029	592,313

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
32,000	Strategy Inc 0.63%, 03/15/2030	$ 32,560
46,000	Unity Software Inc(k) (3.10%), 03/15/2030	51,980
105,000	Varonis Systems Inc 1.00%, 09/15/2029	101,587
23,000	Western Digital Corp 3.00%, 11/15/2028	387,307
		5,790,756
Utilities — 0.09%
	CenterPoint Energy Inc(b)
95,000	3.00%, 08/01/2028	100,938
115,000	2.88%, 05/15/2029	115,713
221,000	Evergy Inc 4.50%, 12/15/2027	314,350
277,000	FirstEnergy Corp 3.88%, 01/15/2031	307,525
61,000	NextEra Energy Capital Holdings Inc 3.00%, 03/01/2027	80,124
43,000	PG&E Corp 4.25%, 12/01/2027	43,946
190,000	Pinnacle West Capital Corp(i) 4.75%, 06/15/2027	226,402
149,000	UGI Corp 5.00%, 06/01/2028	199,377
		1,388,375
TOTAL CONVERTIBLE BONDS — 1.18% (Cost $15,135,877)		$17,679,507
FOREIGN GOVERNMENT BONDS AND NOTES
	Angolan Government International Bond(b)
1,159,000	9.24%, 01/15/2031	1,199,241
252,000	8.75%, 04/14/2032	254,115
1,016,000	9.88%, 03/31/2037	1,048,530
	Argentine Republic Government International Bond(d)
848,880	0.75%, 07/09/2030	751,259
1,407,000	4.13%, 07/09/2035	1,124,193
1,393,000	3.50%, 07/09/2041	1,041,268
1,488,114	4.13%, 07/09/2046	1,136,919
	Bahrain Government International Bond(b)
703,000	7.38%, 05/14/2030	715,040
237,000	5.63%, 05/18/2034	215,616
233,000	7.50%, 07/07/2037	236,290
730,000	6.63%, 10/06/2037	687,563
507,000	7.10%, 02/03/2038	491,884
436,000	Benin Government International Bond(b) 7.96%, 02/13/2038	462,467
	Brazil Notas do Tesouro Nacional Serie F
8,730(l)	BRL, 10.00%, 01/01/2029	1,559,611
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
28,293(m)	BRL, 10.00%, 01/01/2031(g)	$ 4,765,252
	Brazilian Government International Bond
730,000	6.00%, 10/20/2033	733,285
1,553,000	6.63%, 03/15/2035	1,593,223
1,584,000	6.25%, 05/22/2036	1,568,160
176,000	Bulgaria Government International Bond 5.00%, 03/05/2037	171,765
	Chile Government International Bond
211,000	3.50%, 01/31/2034	191,366
1,966,000	4.95%, 01/05/2036	1,943,293
387,000	5.65%, 01/13/2037	401,822
418,000	3.10%, 05/07/2041	319,561
265,000	5.33%, 01/05/2054	255,116
3,155,000	3.10%, 01/22/2061	1,971,244
4,344,000	3.25%, 09/21/2071	2,732,593
	Colombia Government International Bond
496,000	6.13%, 01/21/2031	500,191
411,000	8.00%, 04/20/2033	450,045
1,972,000	7.50%, 02/02/2034	2,104,124
246,000	7.75%, 11/07/2036(i)	267,894
	Costa Rica Government International Bond(b)
259,000	6.55%, 04/03/2034	276,205
254,000	7.30%, 11/13/2054	286,537
107,470,000	Czech Republic Government Bond CZK, 1.75%, 06/23/2032	4,419,240
	Dominican Republic International Bond
665,000	5.88%, 10/28/2035(b)	656,920
675,000	6.95%, 03/15/2037(b)	715,298
1,382,000	6.95%, 03/15/2037	1,464,505
814,000	Eagle Funding Luxco SARL(b) 5.50%, 08/17/2030	817,297
	Ecuador Government International Bond
739,000	6.90%, 07/31/2035(d)	678,033
1,229,000	9.25%, 01/29/2039(b)	1,261,568
797,000	5.00%, 07/31/2040(d)	666,906
	Egypt Government International Bond
360,000	5.80%, 09/30/2027(i)	360,087
506,000	8.63%, 02/04/2030(b)	540,285
780,000	5.88%, 02/16/2031(b)	759,973
608,000	7.05%, 01/15/2032(b)	608,562
386,000	6.88%, 04/30/2040(b)	362,375
723,000	8.50%, 01/31/2047(b)	706,982
318,000	8.75%, 09/30/2051(b)	314,112
	El Salvador Government International Bond
429,000	7.65%, 06/15/2035	442,719
223,000	7.63%, 02/01/2041	225,208

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
143,000	Ethiopia International Bond(b)(g) 6.63%, 12/11/2024	$ 155,155
90,000,000	European Bank for Reconstruction & Development KZT, 15.00%, 06/11/2028	187,596
765,000	Gabon Government International Bond(b) 6.63%, 02/06/2031	656,993
	Ghana Government International Bond
3,320	38.86%, 07/03/2026(b)(k)	3,309
2,432	38.86%, 07/03/2026(k)	2,424
16,722	3.30%, 01/03/2030(b)(k)	14,988
12,249	3.30%, 01/03/2030(k)	10,981
878,792	5.00%, 07/03/2035(d)	815,396
313,000	Guatemala Government Bond 6.25%, 08/15/2036	326,694
	Hungary Government Bond
414,500,000	HUF, 3.00%, 08/21/2030	1,232,818
591,290,000	HUF, 3.25%, 10/22/2031	1,745,167
791,990,000	HUF, 2.25%, 06/22/2034	2,081,500
317,690,000	HUF, 7.00%, 10/24/2035	1,162,495
	Hungary Government International Bond
239,000	2.13%, 09/22/2031	207,198
524,000	5.50%, 06/16/2034(b)	532,359
424,000	6.00%, 09/26/2035(b)	441,080
2,042,000	5.50%, 03/26/2036(b)	2,049,029
	Indonesia Government International Bond
250,000	4.55%, 01/11/2028	250,599
838,000	2.85%, 02/14/2030	783,648
1,681,000	5.60%, 01/15/2035(i)	1,709,337
507,000	4.20%, 10/15/2050	399,848
113,000	5.10%, 02/10/2054	103,971
106,000	3.20%, 09/23/2061	64,782
	International Bank for Reconstruction & Development
160,000,000	KZT, 14.75%, 07/14/2027	330,690
190,000,000	KZT, 14.50%, 01/14/2028	397,632
	International Finance Corp
50,000,000	KZT, 15.00%, 03/02/2027	102,484
490,000,000	KZT, 14.75%, 11/19/2027	1,004,688
	Ivory Coast Government International Bond(b)
35,000	8.08%, 04/01/2036	38,271
460,000	8.25%, 01/30/2037	508,847
	Kazakhstan Government International Bond(b)
360,000	4.41%, 10/28/2030	353,950
1,442,000	5.50%, 07/01/2037	1,472,641
538,000	KSA Ijarah Sukuk Ltd(b) 4.88%, 09/09/2035	529,265
1,128,000	Kyrgyz Republic International Bond(b) 7.75%, 06/03/2030	1,142,098
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,879,000	Lebanon Government International Bond(g) 6.10%, 10/04/2022	$ 462,751
	Malaysia Government Bond
8,684,000	MYR, 3.52%, 04/20/2028	2,141,722
17,370,000	MYR, 2.63%, 04/15/2031	4,117,850
1,680,000	MYR, 3.48%, 07/02/2035	407,493
15,645,000	MYR, 4.05%, 04/18/2039	3,916,126
	Mexican Bonos
497,100(n)	MXN, 8.50%, 05/31/2029	2,879,868
258,000(n)	MXN, 7.75%, 11/13/2042	1,260,014
793,042(n)	MXN, 8.00%, 07/31/2053	3,903,150
	Mexico Government International Bond
700,000	5.85%, 07/02/2032	706,860
99,000	5.38%, 03/22/2033	96,728
1,465,000	3.50%, 02/12/2034	1,247,447
637,000	6.25%, 08/27/2037	637,188
392,000	6.63%, 01/29/2038	401,212
2,064,000	6.13%, 02/09/2038	2,024,784
780,000	6.34%, 05/04/2053	730,080
306,000	3.77%, 05/24/2061	183,141
200,000	Mozambique International Bond(b)(d) 9.00%, 09/15/2031	175,700
	Nigeria Government International Bond
1,730,000	6.50%, 11/28/2027	1,739,267
602,000	8.75%, 01/21/2031	643,831
300,000	9.63%, 06/09/2031(b)	332,374
587,000	7.38%, 09/28/2033(b)	590,966
907,000	10.38%, 12/09/2034(b)	1,076,693
230,000	8.63%, 01/13/2036(b)	249,249
1,360,000	8.63%, 01/13/2036	1,473,820
324,000	9.13%, 01/13/2046(b)	358,382
	Oman Government International Bond(b)
647,000	6.25%, 01/25/2031	681,822
2,237,000	6.50%, 03/08/2047	2,384,210
	Pakistan Government International Bond
1,410,000	6.88%, 12/05/2027	1,420,545
762,000	7.38%, 04/08/2031(b)	766,341
	Panama Government International Bond
600,000	3.88%, 03/17/2028	589,800
322,000	6.70%, 01/26/2036	345,925
965,000	5.66%, 02/23/2038	961,623
204,000	8.00%, 03/01/2038	239,506
	Peruvian Government International Bond
1,426,000	5.38%, 02/08/2035	1,437,408
508,000	5.50%, 03/30/2036	512,902
274,000	5.88%, 08/08/2054	272,493
820,000	3.60%, 01/15/2072	520,331
	Philippine Government International Bond
437,000	5.50%, 02/04/2035	445,230
951,000	4.75%, 03/05/2035	920,832
344,000	3.70%, 03/01/2041	280,534

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
286,000	Republic of Cameroon International Bond 9.50%, 07/31/2031	$ 288,371
	Republic of Kenya Government International Bond(b)
501,000	7.88%, 02/26/2034	497,524
210,000	9.50%, 03/05/2036	223,150
503,000	8.70%, 02/26/2039	497,085
	Republic of Poland Government International Bond
331,000	4.88%, 10/04/2033	329,201
374,000	5.13%, 09/18/2034	375,721
1,217,000	5.38%, 02/12/2035	1,241,841
941,000	5.38%, 04/14/2036	949,218
1,972,000	5.50%, 03/18/2054	1,866,568
	Republic of South Africa Government Bond
39,195,000	ZAR, 9.00%, 01/31/2040	2,417,889
76,300,000	ZAR, 8.75%, 02/28/2048	4,576,052
	Republic of South Africa Government International Bond
754,000	6.13%, 12/11/2037(b)	741,492
322,000	5.38%, 07/24/2044	272,442
1,353,000	5.65%, 09/27/2047	1,145,180
1,358,000	7.95%, 11/19/2054(b)	1,466,558
	Republic of Uzbekistan International Bond
300,000	7.85%, 10/12/2028(b)	316,925
6,680,000,000	UZS, 12.25%, 04/13/2029(b)	570,671
200,000	3.70%, 11/25/2030	186,497
855,000	3.90%, 10/19/2031	793,340
2,592,000	6.90%, 02/28/2032(b)	2,765,425
820,000	6.95%, 05/25/2032(b)	878,244
	Romanian Government International Bond
1,344,000	5.88%, 01/30/2029(b)	1,354,752
225,000	5.75%, 09/16/2030(b)	225,723
668,000	7.13%, 01/17/2033(b)	708,394
294,000	6.38%, 01/30/2034(b)	297,350
165,000	6.00%, 05/25/2034(b)	163,603
71,000	5.75%, 03/24/2035(b)	68,740
367,000	5.75%, 07/04/2036(b)	350,945
3,832,000	5.75%, 07/04/2036(i)	3,664,359
	Saudi Government International Bond
680,000	5.50%, 10/25/2032(b)	698,807
840,000	5.63%, 01/13/2035(b)	869,138
565,000	5.63%, 01/13/2035(i)	586,464
455,000	4.88%, 01/12/2036(b)	447,551
1,131,000	4.50%, 10/26/2046(b)	940,406
1,140,000	3.75%, 01/21/2055(b)	793,709
960,000	Serbia International Bond(b) 5.50%, 05/06/2036	940,289
1,249,042	Sri Lanka Government International Bond(b)(d) 3.60%, 06/15/2035	1,041,077
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
538,000	Suriname Government International Bond(b) 8.50%, 11/06/2035	$ 588,357
	Trinidad & Tobago Government International Bond
9,000	6.40%, 06/26/2034(b)	9,229
253,000	6.40%, 06/26/2034	259,444
	Turkiye Government Bond
118,308,000	TRY, 36.00%, 08/12/2026	2,529,133
66,447,000	TRY, 36.78%, 10/13/2027	1,418,789
	Turkiye Government International Bond
1,676,000	9.13%, 07/13/2030	1,843,332
296,000	6.38%, 05/22/2031	295,183
141,000	7.25%, 05/29/2032	145,119
360,000	6.30%, 03/14/2033	351,587
2,332,000	7.63%, 05/15/2034	2,449,136
435,000	6.80%, 11/04/2036	429,265
598,000	6.63%, 02/17/2045	543,341
560,000	5.75%, 05/11/2047	453,191
	Ukraine Government International Bond(d)
107,444	4.50%, 02/01/2029	90,450
30,723	9.58%, 02/01/2030	21,964
257,000	4.00%, 02/01/2032(b)	212,339
1,767,840	4.00%, 02/01/2032	1,460,631
1,196,000	4.50%, 02/01/2034(b)	837,703
114,812	7.73%, 02/01/2034	64,603
939,860	4.50%, 02/01/2035	648,932
58,769	4.50%, 02/01/2036	40,205
	Uruguay Government International Bond
27,643,000	UYU, 8.50%, 03/15/2028	708,182
34,665,000	UYU, 9.75%, 07/20/2033	956,554
43,778,000	UYU, 8.00%, 10/29/2035	1,111,631
1,227,000	5.10%, 06/18/2050	1,147,245
	Venezuela Government International Bond(g)
960,000	7.75%, 10/13/2019	428,160
932,000	12.75%, 08/23/2022	517,260
339,389	Zambia Government International Bond(b)(d) 5.75%, 06/30/2033	334,309
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 11.09% (Cost $162,819,868)		$166,255,848
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.30%
	A&D Mortgage Trust(b)
	Series 2023-NQM3 Class A1
611,566	6.73%, 07/25/2068(d)	610,765
	Series 2025-NQM2 Class A1
1,109,977	5.79%, 06/25/2070(e)	1,113,658

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Ajax Mortgage Loan Trust(b)(d)
	Series 2019-D Class A1
95,334	2.96%, 09/25/2065	$ 91,677
	Series 2022-B Class A1
994,150	3.50%, 03/27/2062	959,715
1,725,000	ALA Trust(b)(c) Series 2025-OANA Class A 5.37%, 06/15/2040 1-mo. SOFR + 1.74%	1,732,547
	Angel Oak Mortgage Trust(b)
	Series 2021-3 Class A2
223,800	1.31%, 05/25/2066(e)	195,103
	Series 2022-5 Class A1
1,830,448	4.50%, 05/25/2067(d)	1,827,000
	Series 2023-1 Class A1
2,175,869	4.75%, 09/26/2067(d)	2,170,109
	Arixa Mortgage Trust(b)(d)
	Series 2025-RTL1 Class A1
315,000	5.74%, 08/25/2030	314,841
	Series 2026-RTL1 Class A1
620,000	6.05%, 05/25/2031	619,230
	Arroyo Mortgage Trust(b)
	Series 2019-1 Class A1
61,194	3.81%, 01/25/2049(e)	59,580
	Series 2019-2 Class A1
244,624	3.35%, 04/25/2049(e)	237,350
	Series 2020-1 Class A3
1,810,000	3.33%, 03/25/2055	1,673,446
275,669	ATLX Trust(b)(d) Series 2024-RPL2 Class A1 3.85%, 04/25/2063	267,099
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	414,924
1,629,000	Barclays Commercial Mortgage Securities Trust(b)(c) Series 2018-CBM Class A 4.92%, 07/15/2037 1-mo. SOFR + 1.30%	1,584,501
	BAY Trust(b)(c)
	Series 2026-MDWS Class A
1,195,000	5.24%, 06/15/2041 1-mo. SOFR + 1.64%	1,189,027
	Series 2026-MDWS Class B
425,000	5.64%, 06/15/2041 1-mo. SOFR + 2.04%	423,408
	Series 2026-MDWS Class C
530,000	5.99%, 06/15/2041 1-mo. SOFR + 2.39%	528,014
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	BFLD Commercial Mortgage Trust(b)(c)
	Series 2025-660F Class B
250,000	5.43%, 11/15/2042 1-mo. SOFR + 1.80%	$ 250,937
	Series 2025-660F Class C
220,000	5.78%, 11/15/2042 1-mo. SOFR + 2.15%	220,685
	BPR Trust(b)
	Series 2021-NRD Class B
130,000	5.75%, 12/15/2038(c) 1-mo. SOFR + 2.12%	129,769
	Series 2021-NRD Class C
145,000	6.05%, 12/15/2038(c) 1-mo. SOFR + 2.42%	144,610
	Series 2021-NRD Class D
90,000	7.35%, 12/15/2038(c) 1-mo. SOFR + 3.72%	90,087
	Series 2025-STAR Class A
150,000	5.11%, 11/05/2042(e)	148,703
480,000	Builder Circle Mortgage Trust(b)(d) Series 2026-RTL1 Class A1 6.01%, 05/25/2031	477,552
42,673	Bunker Hill Loan Depositary Trust(b)(d) Series 2019-2 Class A1 2.88%, 07/25/2049	41,914
	BX Trust(b)
	Series 2019-OC11 Class B
860,000	3.61%, 12/09/2041	814,581
	Series 2019-OC11 Class D
1,129,000	4.08%, 12/09/2041(e)	1,066,971
	Series 2022-AHP Class B
511,000	5.47%, 01/17/2039(c) 1-mo. SOFR + 1.84%	511,000
	Series 2024-VLT4 Class A
398,193	5.12%, 06/15/2041(c) 1-mo. SOFR + 1.49%	398,441
	Series 2024-VLT5 Class B
105,000	5.99%, 11/13/2046(e)	105,394
	Series 2024-XL5 Class A
760,401	5.02%, 03/15/2041(c) 1-mo. SOFR + 1.39%	761,352
	Series 2025-DELC Class C
245,000	5.83%, 12/15/2042(c) 1-mo. SOFR + 2.20%	246,115
	Series 2025-ROIC Class C
1,021,792	5.17%, 03/15/2030(c) 1-mo. SOFR + 1.54%	1,019,237
	Series 2025-VLT6 Class A
2,460,000	5.07%, 03/15/2042(c) 1-mo. SOFR + 1.44%	2,456,925
	Series 2025-VLT7 Class A
900,000	5.33%, 07/15/2044(c) 1-mo. SOFR + 1.70%	900,000
	Series 2025-VLT7 Class B
790,000	5.63%, 07/15/2044(c) 1-mo. SOFR + 2.00%	790,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,011,364	CAFL Issuer LLC(b)(d) Series 2026-R1 Class A1 6.77%, 03/25/2036	$ 1,003,855
545,000	Cardinal Mortgage Trust(b)(d) Series 2025-RTL1 Class A1 5.59%, 11/25/2030	543,759
1,540,000	CENT Trust(b)(e) Series 2025-CITY Class A 5.09%, 07/10/2040	1,537,290
354,295	Chase Mortgage Finance Corp(b)(e) Series 2016-SH2 Class M2 3.75%, 12/25/2045	331,914
	Citigroup Mortgage Loan Trust(b)(e)
	Series 2019-RP1 Class M2
185,000	4.00%, 01/25/2066	172,495
	Series 2025-INV1 Class A2
738,402	6.00%, 01/25/2055	750,112
	COLT Mortgage Loan Trust(b)
	Series 2023-4 Class A1
101,926	7.16%, 10/25/2068(d)	102,205
	Series 2026-3 Class A1
1,760,639	5.12%, 05/25/2071(e)	1,747,905
200,000	COMM Mortgage Trust(b)(e) Series 2024-CBM Class A2 5.87%, 12/10/2041	199,437
	Credit Suisse Mortgage Trust(b)
	Series 2021-RPL4 Class A1
128,279	4.15%, 12/27/2060(e)	127,860
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	249,191
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	83,591
	Series 2017-RPL1 Class A1
975,768	2.75%, 07/25/2057(e)	956,663
460,000	DC Commercial Mortgage Trust(b)(e) Series 2023-DC Class C 7.38%, 09/12/2040	463,951
	Deephaven Residential Mortgage Trust(b)(e)
	Series 2022-1 Class A1
1,332,902	2.21%, 01/25/2067	1,226,405
	Series 2025-INV1 Class A1
878,472	5.09%, 11/25/2060	872,070
	Series 2026-INV3 Class A1
1,140,000	5.47%, 06/25/2071	1,140,000
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Ellington Financial Mortgage Trust(b)(e)
	Series 2019-2 Class A3
16,379	3.05%, 11/25/2059	$ 15,950
	Series 2025-NQM2 Class A1
692,260	5.60%, 06/25/2070	692,848
	Series 2026-NQM7 Class A1
1,000,000	5.60%, 07/25/2071	1,000,497
1,058,000	ELM Trust(b)(e) Series 2024-ELM Class A10 5.99%, 06/10/2039	1,059,081
	Extended Stay America Trust(b)(c)
	Series 2025-ESH Class C
101,129	5.48%, 10/15/2042 1-mo. SOFR + 1.85%	101,635
	Series 2025-ESH Class D
101,129	6.23%, 10/15/2042 1-mo. SOFR + 2.60%	101,761
	Series 2025-ESH Class E
115,576	6.98%, 10/15/2042 1-mo. SOFR + 3.35%	116,587
	Series 2026-ESH2 Class C
131,169	5.23%, 02/15/2043 1-mo. SOFR + 1.60%	131,907
	Series 2026-ESH2 Class D
295,130	5.88%, 02/15/2043 1-mo. SOFR + 2.25%	297,343
	Series 2026-ESH2 Class E
285,761	6.53%, 02/15/2043 1-mo. SOFR + 2.90%	288,657
1,575,000	Fashion Show Mall LLC(b)(e) Series 2024-SHOW Class A 5.27%, 10/10/2041	1,578,744
820,000	Fontainebleau Miami Beach Mortgage Trust(b)(c) Series 2024-FBLU Class A 5.08%, 12/15/2039 1-mo. SOFR + 1.45%	821,281
64,072	GCAT Trust(b)(e) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	62,617
702,685	GITSIT Mortgage Loan Trust(b)(d) Series 2025-NPL2 Class A1 5.42%, 12/25/2055	697,276
	GS Mortgage Securities Trust(e)
	Series 2013-PEMB Class A
130,000	3.67%, 03/05/2033(b)	108,388

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2013-PEMB Class D
430,000	3.67%, 03/05/2033(b)	$ 2,154
	Series 2014-GC22 Class B
200,000	4.39%, 06/10/2047	155,025
1,355,000	Houston Galleria Mall Trust(b)(e) Series 2025-HGLR Class A 5.64%, 02/05/2045	1,385,015
	Hudson Yards Mortgage Trust(b)(e)
	Series 2025-SPRL Class A
1,790,000	5.65%, 01/13/2040	1,818,262
	Series 2026-10HY Class A
1,720,000	5.09%, 12/10/2039	1,728,905
1,254,923	Imperial Fund Mortgage Trust(b)(d) Series 2022-NQM3 Class A1 5.38%, 05/25/2067	1,250,532
1,400,000	IRV Trust(b)(e) Series 2025-200P Class B 5.62%, 03/14/2047	1,397,468
	JPMorgan Chase Commercial Mortgage Securities Trust(b)
	Series 2012-LC9 Class C
123,262	3.69%, 12/15/2047(e)	120,794
	Series 2024-OMNI Class A
1,535,000	5.99%, 10/05/2039(e)	1,544,637
	Series 2025-BMS Class A
400,000	5.23%, 01/15/2042(c) 1-mo. SOFR + 1.60%	399,258
	Series 2025-BMS Class B
300,000	5.63%, 01/15/2042(c) 1-mo. SOFR + 2.00%	299,444
	JPMorgan Mortgage Trust(b)(e)
	Series 2017-4 Class A13
1,545,436	3.50%, 11/25/2048	1,400,015
	Series 2025-NQM2 Class A1
868,939	5.57%, 09/25/2065	869,111
758,023	JPMorgan Seasoned Mortgage Trust(b)(e) Series 2024-1 Class A4 4.36%, 01/25/2063	735,844
	Legacy Mortgage Asset Trust(b)
	Series 2021-GS4 Class A1
63,560	5.65%, 11/25/2060(d)	63,615
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(e)	179,712
200,000	LEX Mortgage Trust(b)(e) Series 2024-BBG Class A 5.04%, 10/13/2033	199,342
Principal Amount(a)		Fair Value
Non-Agency — (continued)
700,000	Manhattan West Mortgage Trust(b)(e) Series 2026-2MW Class A 5.50%, 06/10/2048	$ 705,787
900,000	MetLife Securitization Trust(b)(e) Series 2017-1A Class M1 3.33%, 04/25/2055	808,820
	MFRA Trust(b)
	Series 2022-INV1 Class A1
688,486	4.91%, 04/25/2066(d)	676,323
	Series 2022-NQM2 Class A1
950,043	5.00%, 05/25/2067(d)	928,116
	Series 2024-NPL1 Class A1
432,087	6.33%, 09/25/2054(d)	432,733
	Series 2024-NQM2 Class A1
763,118	5.27%, 08/25/2069(d)	761,017
	Series 2025-NQM5 Class A1
1,731,767	5.19%, 11/25/2070(e)	1,718,149
	Mill City Mortgage Loan Trust(b)(e)
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	559,118
	Series 2019-GS1 Class A1
59,454	2.75%, 07/25/2059	58,578
1,225,000	MIRA Trust(b) Series 2023-MILE Class A 6.75%, 06/10/2038	1,249,451
	Morgan Stanley BAML Trust
	Series 2012-CKSV Class A2
79,618	3.28%, 10/15/2030(b)	76,881
	Series 2013-C11 Class B
80,000	4.21%, 08/15/2046(e)	44,002
	Series 2013-C12 Class C
11,552	4.85%, 10/15/2046(e)	11,175
1,922,000	MSSG Trust(b) Series 2017-237P Class A 3.40%, 09/13/2039	1,844,769
	New Residential Mortgage Loan Trust(b)
	Series 2017-2A Class A3
841,619	4.00%, 03/25/2057(e)	810,092
	Series 2021-NQ2R Class A1
182,917	0.94%, 10/25/2058(e)	176,036
	Series 2022-NQM2 Class A1
2,240,568	3.85%, 03/27/2062(e)	2,103,111
	Series 2024-RTL1 Class A1
465,491	6.66%, 03/25/2039(d)	465,491
	Series 2026-NQM3 Class A1
976,357	4.83%, 02/25/2066(e)	963,826

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	New York Mortgage Trust(b)
	Series 2022-CP1 Class A1
1,760,587	2.04%, 07/25/2061	$ 1,650,874
	Series 2024-BPL3 Class A1
161,474	5.27%, 09/25/2039(d)	161,459
	Series 2024-CP1 Class A1
1,651,547	3.75%, 02/25/2068(e)	1,527,540
	Series 2026-INV2 Class A1
1,596,439	5.48%, 04/25/2061(e)	1,596,743
	NYC Commercial Mortgage Trust(b)(e)
	Series 2025-299P Class A
1,280,000	5.85%, 02/10/2047	1,323,681
	Series 2025-300P Class A
2,155,000	4.88%, 07/13/2042	2,132,058
	Onslow Bay Financial LLC(b)
	Series 2023-NQM5 Class A1A
488,372	6.57%, 06/25/2063(d)	486,985
	Series 2024-HYB2 Class A1
576,578	3.70%, 04/25/2053(e)	578,025
	Series 2024-NQM9 Class A1
591,001	6.03%, 01/25/2064(d)	593,863
	Series 2026-HYB1 Class A1A
1,077,418	3.42%, 02/25/2055(e)	1,058,412
	PMT Loan Trust(b)(e)
	Series 2024-INV2 Class A1
652,204	6.00%, 12/25/2059	664,177
	Series 2025-INV3 Class A3
1,416,970	5.50%, 03/25/2056	1,416,528
	Series 2025-INV7 Class A7
1,068,967	6.00%, 06/25/2056	1,071,924
	Pretium Mortgage Credit Partners(b)
	Series 2025-NPL6 Class A1
362,045	5.74%, 06/25/2055(d)	362,356
	Series 2025-NPL8 Class A1
942,805	5.73%, 08/25/2055(d)	943,582
	Series 2026-NPL1 Class A1
127,511	5.18%, 01/25/2056(d)	126,443
	Series 2026-NPL2 Class A1
1,086,635	5.07%, 02/25/2056(d)	1,078,139
	Series 2024-RPL1 Class A1
1,347,756	3.90%, 10/25/2063(e)	1,279,111
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2026-NPL3 Class A1
1,406,427	4.97%, 02/25/2056(d)	$ 1,393,881
	Series 2026-NPL4 Class A1
683,361	5.51%, 04/25/2056(d)	678,847
	Series 2026-NPL5 Class A1
1,321,485	5.71%, 04/25/2056(d)	1,318,576
	Series 2026-NPL6 Class A1
554,066	5.69%, 05/25/2056(d)	554,278
	PRP Advisors LLC(b)(d)
	Series 2026-1 Class A1
488,424	5.19%, 02/25/2031	482,239
	Series 2024-7 Class A1
182,477	5.87%, 11/25/2029	182,589
	Series 2025-8 Class A1
344,773	5.39%, 10/25/2030	342,745
	Series 2026-2 Class A1
496,513	5.09%, 02/25/2031	484,355
92,250	RCKT Mortgage Trust(b)(e) Series 2020-1 Class A1 3.00%, 02/25/2050	80,177
	RCO IX Mortgage LLC(b)(d)
	Series 2025-4 Class A1
1,061,353	5.31%, 10/25/2030	1,061,319
	Series 2026-2 Class A1
1,094,410	5.76%, 05/25/2031	1,094,640
251,437	RCO VIII Mortgage LLC(b)(d) Series 2025-3 Class A1 6.43%, 05/25/2030	251,654
2,689,345	RCO X Mortgage LLC(b)(d) Series 2026-1 Class A1 5.54%, 03/25/2031	2,670,892
1,415,000	RFR Trust(b)(e) Series 2025-SGRM Class A 5.56%, 03/11/2041	1,422,777
1,410,000	RIDE(b)(e) Series 2025-SHRE Class C 6.32%, 02/14/2047	1,420,473
815,000	ROC Mortgage Trust(b)(d) Series 2024-RTL1 Class A1 5.59%, 10/25/2039	815,592
	ROCK Trust(b)
	Series 2024-CNTR Class A
970,000	5.39%, 11/13/2041	980,376
	Series 2024-CNTR Class C
1,135,000	6.47%, 11/13/2041	1,162,124
190,000	TCO Commercial Mortgage Trust(b)(c) Series 2024-DPM Class A 4.87%, 12/15/2039 1-mo. SOFR + 1.24%	190,059

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
56,212	Toorak Mortgage Trust(b)(d) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	$ 56,251
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	3.91%, 07/25/2056(e)	596,253
	Series 2017-1 Class M1
547,220	3.75%, 10/25/2056(e)	539,753
	Series 2017-4 Class A2
1,241,583	3.00%, 06/25/2057(e)	1,180,698
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(e)	287,062
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(e)	143,569
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(e)	1,462,215
	Series 2019-2 Class A2
1,950,000	3.75%, 12/25/2058(e)	1,766,984
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(e)	821,150
	Series 2019-4 Class A1
122,192	2.90%, 10/25/2059(e)	116,928
	Series 2019-4 Class A2
1,535,000	3.25%, 10/25/2059(e)	1,392,956
	Series 2019-HY2 Class M1
925,000	5.36%, 05/25/2058(c) 1-mo. SOFR + 1.71%	927,432
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(e)	915,057
	TVC Mortgage Trust(b)(d)
	Series 2024-RRTL1 Class A1
850,000	5.55%, 07/25/2039	851,004
	Series 2026-RRTL1 Class A1
105,000	4.96%, 02/25/2041	103,786
	Series 2026-RRTL1 Class A2
100,000	5.32%, 02/25/2041	98,839
	VCAT LLC(b)(d)
	Series 2025-NPL3 Class A1
640,654	5.89%, 02/25/2055	640,980
	Series 2026-NPL1 Class A1
406,549	5.10%, 01/25/2056	403,466
	Series 2026-NPL2 Class A1
1,295,537	5.06%, 02/25/2056	1,288,199
	Series 2026-NPL3 Class A1
1,062,537	5.57%, 05/25/2056	1,062,394
	Verus Securitization Trust(b)(d)
	Series 2023-8 Class A1
350,673	6.26%, 12/25/2068	351,396
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-7 Class A1
593,676	5.13%, 08/25/2070	$ 590,914
	Visio Trust(b)
	Series 2020-1R Class A2
32,136	1.57%, 11/25/2055	31,246
	Series 2022-1 Class A2
598,311	5.85%, 08/25/2057(d)	596,392
135,000	Wells Fargo Commercial Mortgage Trust(e) Series 2016-C36 Class B 3.67%, 11/15/2059	127,610
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
181,934	4.29%, 08/15/2046(e)	177,841
	Series 2014-C20 Class B
118,617	4.38%, 05/15/2047	102,599
		124,384,617
U.S. Government Agency — 5.61%
	Federal Home Loan Mortgage Corp
1,912,755	5.50%, 12/01/2052	1,932,199
1,542,313	5.50%, 01/01/2053	1,558,903
2,838,627	4.50%, 08/01/2053	2,751,899
4,631,722	5.00%, 12/01/2053	4,571,370
4,506,454	6.00%, 10/01/2054	4,610,623
4,879,904	6.00%, 12/01/2054	4,992,706
10,066,546	5.00%, 01/01/2055	9,912,509
11,106,798	5.50%, 01/01/2055	11,162,333
3,363,075	5.00%, 03/01/2055	3,312,667
3,341,976	5.50%, 10/01/2055	3,357,844
3,747,042	4.50%, 03/01/2056	3,595,212
	Federal National Mortgage Association
3,914,881	3.00%, 05/01/2051	3,420,190
1,269,831	5.00%, 10/01/2052	1,257,577
1,842,087	4.50%, 11/01/2052	1,776,862
874,846	5.00%, 11/01/2052	866,223
4,412,490	4.00%, 03/01/2053	4,133,586
986,639	5.50%, 07/01/2053	994,268
1,463,663	4.50%, 08/01/2053	1,412,052
2,299,545	5.50%, 08/01/2053	2,323,395
4,098,550	6.00%, 10/01/2053	4,218,558
1,997,440	6.00%, 08/01/2054	2,043,613
2,947,110	6.00%, 01/01/2055	3,017,734
1,290,314	4.00%, 03/01/2055	1,210,042
1,826,838	5.50%, 07/01/2055	1,833,761
3,987,000	4.50%, 06/01/2056	3,820,978
		84,087,104
TOTAL MORTGAGE-BACKED SECURITIES — 13.91% (Cost $210,216,927)		$208,471,721

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
MUNICIPAL BONDS AND NOTES
1,075,000	Tobacco Settlement Financing Corp Series A-1, RB 6.71%, 06/01/2046	$ 798,191
TOTAL MUNICIPAL BONDS AND NOTES — 0.05% (Cost $1,071,507)		$798,191
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
34,945,000	4.00%, 03/31/2030(o)	34,722,498
7,340,000	3.88%, 07/31/2030	7,253,411
88,482,000	3.50%, 11/30/2030	86,000,356
11,080,000	4.25%, 06/30/2031	11,096,014
1,820,000	4.50%, 11/15/2033	1,838,271
3,880,000	4.13%, 02/15/2036	3,785,425
4,110,000	4.25%, 02/15/2054	3,667,212
2,510,000	4.63%, 05/15/2054	2,383,814
5,850,000	4.50%, 11/15/2054	5,445,756
5,475,000	4.63%, 02/15/2055	5,202,747
TOTAL U.S. TREASURY BONDS AND NOTES — 10.77% (Cost $163,910,950)		$161,395,504
Shares
COMMON STOCK
Communications — 0.02%
11,711	Altice France SA(p)	230,821
Consumer, Non-Cyclical — 0.09%
24,250	BioMarin Pharmaceutical Inc(p)	1,387,585
5,681	Lannett Co Inc(p)(q)	6,309
662	Rising Tide Holdings Inc(p)	1,490
		1,395,384
Financial — 0.00%(r)
5,787	Modivcare Inc(p)	31,829
650	NMG Parent LLC(p)(q)	1,300
		33,129
Industrial — 0.01%
67,239	Kloeckner Pentaplast of America(p)	140,209
TOTAL COMMON STOCK — 0.12% (Cost $2,348,437)		$1,799,543
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.02%
4,800	Albemarle Corp 7.25%	$ 265,872
Communications — 0.12%
35,422	Alphabet Inc 6.25%	1,777,209
Consumer, Non-Cyclical — 0.00%(r)
272	BrightSpring Health Services Inc 6.75%	62,888
Financial — 0.08%
1,150	Ares Management Corp 6.75%	43,275
30	Bank of America Corp 7.25%	37,633
909,000	Charles Schwab Corp 4.00%	852,950
2,450	EPR Properties REIT 5.75%	62,916
1,150	KKR & Co Inc 6.25%(i)	45,563
86	Wells Fargo & Co 7.50%	99,497
		1,141,834
Technology — 0.02%
1,100	Hewlett Packard Enterprise Co 7.63%	128,590
2,850	Oracle Corp 6.50%	127,908
563	Strategy Inc 8.00%(j)	33,065
		289,563
TOTAL CONVERTIBLE PREFERRED STOCK — 0.24% (Cost $3,523,673)		$3,537,366
PREFERRED STOCK
Financial — 0.00%(r)
800	Apollo Global Management Inc	48,632
Industrial — 0.01%
2,850	Boeing Co(i)	193,173
Utilities — 0.02%
6,616	PG&E Corp	274,101
TOTAL PREFERRED STOCK — 0.03% (Cost $515,141)		$515,906
RIGHTS
Communications — 0.00%(r)
342	Altice France SA(p)	5,080
TOTAL RIGHTS — 0.00%(r) (Cost $17,726)		$5,080

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
14,770,858	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(s), 3.60%(t)	$ 14,770,858
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.99% (Cost $14,770,858)		$14,770,858
Principal Amount(a)
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.03%
180,000,000	European Bank for Reconstruction & Development 15.00%, 06/22/2027	374,897
TOTAL SHORT TERM INVESTMENTS — 0.03% (Cost $368,052)		$374,897
TOTAL INVESTMENTS — 99.18% (Cost $1,485,250,486)		$1,486,182,472
OTHER ASSETS & LIABILITIES, NET — 0.82%		$12,324,643
TOTAL NET ASSETS — 100.00%		$1,498,507,115
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $649,504,038, representing 43.34% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2026.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2026. Maturity date disclosed represents final maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of June 30, 2026.
(f)	All or a portion of this position has not settled as of June 30, 2026. The interest rate shown represents the stated spread over the Secured Overnight Financing Rate ("SOFR") or the applicable SOFR floor; the Fund will not accrue interest until the settlement date, at which point the SOFR will be established.
(g)	Security in default.
(h)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(i)	All or a portion of the security is on loan as of June 30, 2026.
(j)	Security has no contractual maturity date and pays an indefinite stream of interest.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Principal amount is stated in 1,000 Brazilian Real Units.
(m)	Principal amount is stated in 1,000 Brazilian Real Units.
(n)	Principal amount is stated in 100 Mexican Peso Units.
(o)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(p)	Non-income producing security.
(q)	Security is fair valued using significant unobservable inputs.
(r)	Represents less than 0.005% of net assets.
(s)	Collateral received for securities on loan.
(t)	Rate shown is the 7-day yield as of June 30, 2026.
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	332	USD	36,484	Sep 2026	$233,803
U.S. 5 Year Treasury Note Futures	4,524	USD	484,280	Sep 2026	1,808,510
Short
U.S. 10 Year Treasury Ultra Futures	1,254	USD	141,036	Sep 2026	(1,674,440)
U.S. 2 Year Treasury Note Futures	881	USD	181,603	Sep 2026	58,279
U.S. Long Bond Futures	60	USD	6,810	Sep 2026	(203,341)
U.S. Ultra Bond Futures	170	USD	19,747	Sep 2026	(586,172)
				Net Depreciation	$(363,361)
As of June 30, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BA	USD	1,258,902	EUR	1,086,000	09/16/2026	$13,902
					Net Appreciation	$13,902
Abbreviations
BA	Bank of America Corp
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Currency Abbreviations
BRL	Brazilian Real
CZK	Czech Koruna
EUR	Euro Dollar
HUF	Hungarian Forint
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 8.92%
$ 250,000	Allegro XII Ltd(a)(b) Series 2020-1A Class A1R 5.11%, 07/21/2037 3-mo. SOFR + 1.44%	$ 250,467
550,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	559,204
254,279	Angel Oak Mortgage Trust(a)(b) Series 2025-HB1 Class A1 5.43%, 02/25/2055 1-mo. SOFR + 1.80%	255,953
2,850,000	Ares LXIX Ltd(a)(b) Series 2024-69A Class A1R 4.89%, 04/15/2036 3-mo. SOFR + 1.25%	2,851,528
	Bain Capital Credit Ltd(a)(b)
	Series 2020-3A Class A1R3
2,000,000	4.66%, 10/23/2034 3-mo. SOFR + 0.99%	1,999,184
	Series 2022-2A Class A1R
700,000	4.81%, 04/22/2035 3-mo. SOFR + 1.15%	700,025
	Bank of America Auto Trust(a)
	Series 2023-2A Class A4
351,000	5.66%, 11/15/2029	354,029
	Series 2024-1A Class A3
266,630	5.35%, 11/15/2028	267,810
3,000,000	Barrow Hanley III Ltd(a)(b) Series 2024 3A Class AR 4.89%, 04/20/2038 3-mo. SOFR + 1.27%	3,001,503
452,291	Battalion X Ltd(a)(b) Series 2016-10A Class A1R3 4.81%, 01/24/2035 3-mo. SOFR + 1.14%	452,604
400,000	Birch Grove Ltd(a)(b) Series 2021-2A Class A1R 5.08%, 10/19/2037 3-mo. SOFR + 1.40%	400,878
506,073	BRAVO Residential Funding Trust(a)(b) Series 2025-HE1 Class A1 4.98%, 09/25/2072 1-mo. SOFR + 1.35%	507,249
765,000	Capital One Prime Auto Receivables Trust Series 2025-1 Class A3 3.85%, 07/15/2030	758,089
	Carmax Auto Owner Trust
	Series 2025-2 Class A2A
577,949	4.59%, 07/17/2028	578,543
	Series 2026-1 Class A2A
645,000	3.87%, 04/16/2029	642,851
	Series 2026-1 Class A3
516,000	4.04%, 03/17/2031	512,229
	Series 2026-2 Class A3
96,000	4.22%, 06/16/2031	95,440
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,540,000	Cathedral Lake VIII Ltd(a)(b) Series 2021-8A Class A1R 4.81%, 01/20/2035 3-mo. SOFR + 1.13%	$ 1,538,439
15,455	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	15,469
	Chase Auto Owner Trust(a)
	Series 2024-1A Class A3
423,708	5.13%, 05/25/2029	425,642
	Series 2025-1A Class A3
822,000	4.29%, 06/25/2030	821,325
132,743	Citizens Auto Receivables Trust(a) Series 2024-1 Class A3 5.11%, 04/17/2028	133,059
2,850,000	Columbia Cent 33 Ltd(a)(b) Series 2024-33A Class A1R 4.88%, 04/20/2037 3-mo. SOFR + 1.26%	2,853,500
692,000	Corporate One Auto Receivables Trust(a) Series 2026-1A Class A2 4.13%, 09/15/2028	691,259
500,000	Elevation Ltd(a)(b) Series 2021-13A Class A1R 4.73%, 07/15/2034 3-mo. SOFR + 1.06%	500,064
	Elmwood Ltd(a)(b)
	Series 2019-3A Class A1RR
650,000	5.06%, 07/18/2037 3-mo. SOFR + 1.38%	650,985
	Series 2024-9RA Class AR
500,000	5.05%, 10/21/2037 3-mo. SOFR + 1.38%	500,884
129,328	FIGRE Trust(a)(c) Series 2025-FL2 Class A1 5.05%, 11/25/2055	128,464
1,285,737	Ford Credit Auto Owner Trust Series 2024-A Class A3 5.09%, 12/15/2028	1,291,829
	GM Financial Consumer Automobile Receivables Trust
	Series 2022-3 Class A4
420,567	3.71%, 12/16/2027	420,541
	Series 2024-1 Class A3
292,039	4.85%, 12/18/2028	292,847
728,000	GM Financial Revolving Receivables Trust(a) Series 2024-1 Class A 4.98%, 12/11/2036	737,168
161,519	GS Mortgage-Backed Securities Trust(a)(c) Series 2025-CES2 Class A1 5.18%, 09/25/2055	160,595
800,000	HalseyPoint Ltd(a)(b) Series 2021-4A Class A 5.16%, 04/20/2034 3-mo. SOFR + 1.49%	800,150

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,165,000	Harley-Davidson Motorcycle Trust Series 2025-A Class A3 4.67%, 04/15/2030	$ 1,168,490
	Honda Auto Receivables Owner Trust
	Series 2023-2 Class A3
141,771	4.93%, 11/15/2027	142,001
	Series 2025-4 Class A2A
1,420,483	4.04%, 06/15/2028	1,419,290
	Series 2026-1 Class A2A
2,335,000	3.71%, 09/21/2028	2,326,853
	Hyundai Auto Receivables Trust
	Series 2024-A Class A3
396,013	4.99%, 02/15/2029	397,371
	Series 2024-C Class A3
368,000	4.41%, 05/15/2029	368,335
	Series 2025-B Class A3
587,000	4.36%, 12/17/2029	587,180
	Series 2025-C Class A2B
1,301,933	3.94%, 07/17/2028(b) 1-mo. SOFR + 0.35%	1,301,825
	Series 2026-A Class A2B
1,452,000	3.93%, 02/15/2029(b) 1-mo. SOFR + 0.34%	1,452,138
887,000	Iskandar Enterprise LLC(a) Series 2026-1A Class A21 5.05%, 04/17/2056	881,755
	JPMorgan Mortgage Trust(a)
	Series 2023-HE2 Class A1
217,172	5.31%, 03/20/2054(b) 1-mo. SOFR + 1.70%	217,622
	Series 2024-CES1 Class A1A
187,643	5.92%, 06/25/2054(c)	188,042
	Series 2026-HE1 Class A1
293,280	4.86%, 09/20/2056(b) 1-mo. SOFR + 1.25%	293,623
1,100,000	Madison Park Funding L Ltd(a)(b) Series 2021-50A Class AR 4.65%, 04/19/2034 3-mo. SOFR + 0.97%	1,100,078
610,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class AIR 5.04%, 07/16/2037 3-mo. SOFR + 1.36%	610,710
500,000	Magnetite XL Ltd(a)(b) Series 2024-40A Class A1 5.12%, 07/15/2037 3-mo. SOFR + 1.45%	500,871
284,000	Nissan Auto Receivables Owner Trust Series 2025-B Class A2A 4.00%, 07/17/2028	283,697
429,000	Oaktree Ltd(a)(b) Series 2021-1A Class A1R 5.02%, 01/15/2038 3-mo. SOFR + 1.35%	429,137
Principal Amount		Fair Value
Non-Agency — (continued)
$ 332,000	OCCU Auto Receivables(a) Series 2025-1A Class A3 4.81%, 11/15/2029	$ 333,023
2,780,000	Octagon Investment Partners Ltd(a)(b) Series 2020-5A Class ARR 4.79%, 04/15/2037 3-mo. SOFR + 1.12%	2,775,549
229,698	PK Alift Loan Funding LP(a) Series 2025-2 Class A 4.75%, 03/15/2043	227,804
	Santander Drive Auto Receivables Trust
	Series 2023-3 Class B
20,716	5.61%, 07/17/2028	20,731
	Series 2023-4 Class B
360,872	5.77%, 12/15/2028	362,526
	Series 2023-4 Class C
300,000	6.04%, 12/15/2031	304,596
500,000	Signal Peak 5 Ltd(a)(b) Series 2018-5A Class A1R2 4.86%, 04/25/2037 3-mo. SOFR + 1.23%	500,436
650,000	Sixth Street XXV Ltd(a)(b) Series 2024-25A Class A 5.15%, 07/24/2037 3-mo. SOFR + 1.48%	650,547
500,000	Sound Point XXVI Ltd(a)(b) Series 2020-1A Class AR 5.11%, 07/20/2034 3-mo. SOFR + 1.43%	500,419
500,000	Sound Point XXXII Ltd(a)(b) Series 2021-4A Class AR 4.70%, 10/25/2034 3-mo. SOFR + 1.03%	499,797
324,483	Symphony XXIII Ltd(a)(b) Series 2020-23A Class AR2 4.57%, 01/15/2034 3-mo. SOFR + 0.90%	324,548
3,075,000	TCW Ltd(a)(b) Series 2020-1A Class A1R3 4.73%, 04/20/2034 3-mo. SOFR + 1.05%	3,076,495
	Toyota Auto Receivables Owner Trust
	Series 2023-B Class A3
86,176	4.71%, 02/15/2028	86,321
	Series 2024-A Class A3
666,048	4.83%, 10/16/2028	668,043
	Series 2025-D Class A2B
753,692	3.91%, 08/15/2028(b) 1-mo. SOFR + 0.32%	753,877
	Series 2026-A Class A3
462,000	3.86%, 09/16/2030	457,563
388,632	Volkswagen Auto Loan Enhanced Trust Series 2025-1 Class A2A 4.51%, 01/20/2028	389,002
289,927	Voya Ltd(a)(b) Series 2019-3A Class AR 5.02%, 10/17/2032 3-mo. SOFR + 1.34%	290,147

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 400,000	Wise Ltd(a)(b) Series 2024-2A Class A 5.13%, 07/15/2037 3-mo. SOFR + 1.46%	$ 400,602
	World Omni Auto Receivables Trust
	Series 2026-A Class A3
1,069,000	3.86%, 05/15/2031	1,055,615
	Series 2026-B Class A3
308,000	4.37%, 06/16/2031	307,378
360,000	Zais Ltd(a)(b) Series 2020-16A Class A1R2 4.81%, 10/20/2034 3-mo. SOFR + 1.13%	359,086
TOTAL ASSET-BACKED SECURITIES — 8.92% (Cost $54,185,690)		$54,162,929
CORPORATE BONDS AND NOTES
Basic Materials — 0.76%
615,000	Anglo American Capital PLC(a) 4.63%, 03/19/2031	605,962
558,000	Celanese US Holdings LLC 1.40%, 08/05/2026	555,123
	Georgia-Pacific LLC(a)
314,000	4.40%, 06/30/2028	312,863
1,235,000	2.30%, 04/30/2030	1,135,613
830,000	4.60%, 05/15/2031	823,049
706,000	Glencore Funding LLC(a) 6.13%, 10/06/2028	726,093
429,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	433,053
		4,591,756
Communications — 3.27%
1,135,000	Airbnb Inc 4.65%, 03/16/2031	1,127,681
	Alphabet Inc
755,000	4.10%, 11/15/2030	743,882
630,000	4.10%, 02/15/2031	619,025
	Amazon.com Inc
340,000	4.10%, 11/20/2030	334,152
525,000	4.25%, 03/13/2031	516,944
	CCO Holdings LLC / CCO Holdings Capital Corp(a)
98,000	5.13%, 05/01/2027	97,801
1,325,000	5.00%, 02/01/2028	1,308,400
1,855,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.20%, 03/15/2028	1,830,646
1,220,000	Cipher Compute LLC(a) 7.13%, 11/15/2030	1,268,218
500,000	Cox Communications Inc 6.80%, 08/01/2028	515,783
Principal Amount		Fair Value
Communications — (continued)
$ 1,255,000	Meta Platforms Inc 4.20%, 11/15/2030	$ 1,235,313
	Motorola Solutions Inc
448,000	4.85%, 08/15/2030	449,255
390,000	2.30%, 11/15/2030	351,802
3,080,000	Netflix Inc(a) 5.38%, 11/15/2029	3,161,190
495,000	Omnicom Group Inc 4.20%, 03/02/2029	488,449
1,159,000	Rogers Communications Inc 5.00%, 02/15/2029	1,166,034
415,000	Space Exploration Technologies Corp(a) 5.35%, 07/15/2031	413,919
3,650,000	Sprint Capital Corp 6.88%, 11/15/2028	3,823,944
385,000	SV RNO Property Owner 1 LLC(a) 5.88%, 03/01/2031	379,450
		19,831,888
Consumer, Cyclical — 4.55%
315,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 6.13%, 06/15/2029	319,726
1,695,000	7-Eleven Inc(a) 1.30%, 02/10/2028	1,609,991
883,000	Alimentation Couche-Tard Inc(a) 3.55%, 07/26/2027	875,275
1,029,000	AS Mileage Plan IP Ltd(a) 5.02%, 10/20/2029	1,019,853
614,000	Brunswick Corp 2.40%, 08/18/2031	536,986
	Carnival Corp(a)
3,005,000	4.00%, 08/01/2028	2,949,436
715,000	5.13%, 05/01/2029	713,894
1,562,000	5.75%, 03/15/2030	1,581,272
4,085,000	Dick's Sporting Goods Inc(a) 4.00%, 10/01/2029	3,975,987
2,193,000	DR Horton Inc 1.30%, 10/15/2026	2,174,659
645,000	Flutter Treasury Designated Activity Co(a)(d) 5.88%, 06/04/2031	642,788
	General Motors Financial Co Inc
2,470,000	5.40%, 05/08/2027	2,488,706
170,000	4.20%, 10/27/2028	168,165
1,190,000	Hasbro Inc 4.65%, 03/12/2031	1,175,039
	Hyatt Hotels Corp
1,236,000	5.75%, 01/30/2027	1,242,933
574,000	5.05%, 03/30/2028	577,461
	Hyundai Capital America(a)
356,000	5.35%, 03/19/2029	360,919
1,480,000	5.00%, 06/18/2031(d)	1,477,669
720,000	Las Vegas Sands Corp 5.30%, 05/15/2031	717,246

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 335,000	Marriott International Inc 4.00%, 04/15/2028	$ 332,149
449,000	Tapestry Inc 5.10%, 03/11/2030	452,405
805,000	Taylor Morrison Communities Inc(a) 5.13%, 08/01/2030	805,969
	Toll Brothers Finance Corp
80,000	4.35%, 02/15/2028	79,604
583,000	3.80%, 11/01/2029	566,018
345,000	United Airlines Inc(a) 4.63%, 04/15/2029	340,217
438,000	Walmart Inc 4.35%, 04/28/2030	438,842
		27,623,209
Consumer, Non-Cyclical — 8.67%
950,000	AbbVie Inc 4.13%, 03/15/2031	929,600
	Amgen Inc
1,329,000	5.15%, 03/02/2028	1,341,665
655,000	5.25%, 03/02/2030	667,369
	Ashtead Capital Inc(a)
1,120,000	1.50%, 08/12/2026	1,115,838
1,235,000	4.38%, 08/15/2027	1,230,162
	BAT Capital Corp
5,175,000	4.91%, 04/02/2030	5,200,553
480,000	6.34%, 08/02/2030	507,405
655,000	Biogen Inc 2.25%, 05/01/2030	597,910
162,000	Bunge Ltd Finance Corp 3.20%, 04/21/2031	151,150
	CVS Health Corp
2,974,000	5.40%, 06/01/2029	3,038,723
210,000	1.88%, 02/28/2031	184,192
950,000	Eli Lilly & Co 4.38%, 05/20/2031	942,688
	GE HealthCare Technologies Inc
275,000	4.15%, 12/15/2028	272,551
149,000	4.80%, 08/14/2029	149,778
1,365,000	Haleon US Capital LLC 3.38%, 03/24/2027	1,354,991
	HCA Inc
1,653,000	3.13%, 03/15/2027	1,637,690
828,000	5.20%, 06/01/2028	836,134
2,500,000	Humana Inc 5.38%, 04/15/2031	2,533,749
	Icon Investments Six Designated Activity Co
275,000	5.81%, 05/08/2027	277,164
200,000	5.85%, 05/08/2029	204,360
1,073,000	Illumina Inc 4.65%, 09/09/2026	1,073,345
800,000	IQVIA Inc 5.70%, 05/15/2028	812,796
1,395,000	JBS NV / JBS USA Foods Group Holdings Inc / JBS USA Food Co Holdings 3.00%, 02/02/2029	1,338,430
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 71,000	Kellanova 7.45%, 04/01/2031	$ 79,318
1,540,000	Keurig Dr Pepper Inc 2.25%, 03/15/2031	1,368,945
	Mars Inc(a)
2,680,000	4.60%, 03/01/2028	2,684,751
2,015,000	4.80%, 03/01/2030	2,021,002
37,000	4.65%, 04/20/2031	37,031
200,000	McCormick & Co Inc 4.15%, 02/15/2029	197,830
4,425,000	Medline Borrower LP(a) 3.88%, 04/01/2029	4,297,290
380,000	Medline Borrower LP / Medline Co-Issuer Inc(a) 5.00%, 06/15/2031	378,174
3,310,000	Mondelez International Holdings Netherlands BV(a) 1.25%, 09/24/2026	3,286,981
	Novartis Capital Corp
1,095,000	4.10%, 11/05/2030	1,075,789
970,000	4.40%, 03/18/2031	962,870
	Philip Morris International Inc
899,000	4.88%, 02/13/2029	905,804
814,000	4.63%, 11/01/2029	815,303
1,115,000	5.13%, 02/15/2030	1,131,901
465,000	4.00%, 10/29/2030	452,972
1,310,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	1,158,553
	Royalty Pharma PLC
825,000	2.20%, 09/02/2030	745,509
1,090,000	4.45%, 03/25/2031	1,071,777
655,000	S&P Global Inc 2.50%, 12/01/2029	612,439
	Teva Pharmaceutical Finance Netherlands III BV
1,500,000	6.75%, 03/01/2028	1,535,018
715,000	5.13%, 05/09/2029(d)	714,759
705,000	Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/2030	722,235
		52,654,494
Energy — 1.73%
1,512,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	1,501,929
1,310,000	Devon Energy Corp(a) 3.90%, 05/15/2027	1,300,900
627,000	Diamondback Energy Inc 5.15%, 01/30/2030	635,752
683,000	Enbridge Inc 1.60%, 10/04/2026	678,140
	Energy Transfer LP
1,655,000	6.05%, 12/01/2026	1,665,609
16,000	5.25%, 07/01/2029	16,228
827,000	ONEOK Inc 5.55%, 11/01/2026	829,675
	South Bow USA Infrastructure Holdings LLC
764,000	4.91%, 09/01/2027	765,934

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 223,000	5.03%, 10/01/2029	$ 223,764
275,000	Targa Resources Corp 4.35%, 04/15/2031	268,649
1,477,000	Venture Global Calcasieu Pass LLC(a) 6.25%, 01/15/2030	1,512,720
1,087,000	Viper Energy Partners LLC 4.90%, 08/01/2030	1,083,389
		10,482,689
Financial — 18.32%
1,150,000	ABN AMRO Bank NV(a)(e) 6.34%, 09/18/2027	1,154,050
665,000	AEGON Funding Co LLC(a) 5.50%, 04/16/2027	669,255
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
3,082,000	2.45%, 10/29/2026	3,063,169
1,157,000	6.10%, 01/15/2027	1,165,557
150,000	4.13%, 02/28/2029	147,825
774,000	Aircastle Ltd(a) 6.50%, 07/18/2028	796,731
285,000	Ally Financial Inc 8.00%, 11/01/2031	317,415
	American Express Co
824,000	5.39%, 07/28/2027	824,532
841,000	5.10%, 02/16/2028	844,349
306,000	4.73%, 04/25/2029	306,788
	American Tower Corp REIT
1,800,000	2.75%, 01/15/2027	1,783,034
220,000	4.90%, 03/15/2030	221,020
	Ares Capital Corp
1,186,000	2.15%, 07/15/2026	1,184,793
658,000	7.00%, 01/15/2027	664,669
865,000	Arthur J Gallagher & Co 4.85%, 12/15/2029	871,316
	Athene Global Funding(a)
1,940,000	1.73%, 10/02/2026(d)	1,925,940
1,000,000	5.13%, 06/01/2029	1,001,902
1,350,000	5.53%, 07/11/2031	1,361,465
494,000	Aviation Capital Group LLC(a) 5.38%, 07/15/2029	499,754
593,000	Avolon Holdings Funding Ltd(a) 5.75%, 11/15/2029	606,304
1,200,000	Banco Bilbao Vizcaya Argentaria SA 5.38%, 03/13/2029	1,223,095
3,600,000	Banco Santander SA(e) 1.72%, 09/14/2027	3,579,545
	Bank of America Corp
2,095,000	8.05%, 06/15/2027	2,160,843
5,833,000	6.20%, 11/10/2028	5,955,577
2,210,000	4.70%, 04/23/2032	2,191,418
440,000	Bank of New York Mellon Corp 4.73%, 04/20/2029	441,855
860,000	Bank of New Zealand(a) 4.76%, 06/10/2031	861,271
685,000	Bank of Nova Scotia 4.90%, 06/05/2032	683,239
Principal Amount		Fair Value
Financial — (continued)
	Banque Federative du Credit Mutuel SA(a)
$ 1,390,000	1.60%, 10/04/2026(d)	$ 1,381,088
435,000	4.54%, 01/15/2031	427,816
320,000	Barclays PLC(d) 5.37%, 02/25/2031	324,498
417,000	Blackstone Private Credit Fund 3.25%, 03/15/2027	411,804
2,440,000	Brown & Brown Inc 4.70%, 06/23/2028	2,438,835
	CaixaBank SA(a)
435,000	4.63%, 07/03/2029	434,534
1,030,000	5.67%, 03/15/2030	1,053,091
480,000	4.82%, 04/22/2032	476,084
	Capital One Financial Corp
1,255,000	4.49%, 09/11/2031	1,231,398
1,200,000	4.72%, 01/30/2032	1,183,840
	Citibank NA
1,180,000	4.91%, 05/29/2030	1,194,560
870,000	4.85%, 06/18/2032(d)	869,380
2,190,000	Citigroup Inc 4.50%, 09/11/2031	2,161,490
2,073,000	CNO Global Funding(a) 1.75%, 10/07/2026	2,058,186
1,319,000	Corebridge Financial Inc 3.65%, 04/05/2027	1,310,436
155,000	Corebridge Global Funding(a) 4.80%, 05/29/2029	154,736
500,000	Credit Agricole SA(a) 5.22%, 05/27/2031	504,060
1,707,000	Crown Castle Inc REIT 4.90%, 09/01/2029	1,713,000
1,042,000	Danske Bank A/S(a)(e) 1.55%, 09/10/2027	1,036,063
927,000	Deutsche Bank AG 2.31%, 11/16/2027	919,255
410,000	Equinix Asia Financing Corp Pte Ltd REIT 4.40%, 03/15/2031	400,748
1,200,000	Equinix Inc REIT 2.90%, 11/18/2026	1,192,845
1,250,000	Equitable America Global Funding(a) 4.30%, 12/15/2028	1,236,980
492,000	ERP Operating LP REIT 4.95%, 06/15/2032	494,654
343,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	350,505
550,000	Federation des Caisses Desjardins du Quebec(a) 4.57%, 08/26/2030	546,406
	Fifth Third Bancorp
816,000	6.34%, 07/27/2029	843,247
12,000	4.90%, 09/06/2030	12,018
829,000	First-Citizens Bank & Trust Co 6.13%, 03/09/2028	844,500
1,560,000	Gabx Leasing LLC(a) 4.63%, 04/15/2031	1,538,220
	Goldman Sachs Group Inc
6,820,000	4.15%, 10/21/2029	6,723,838
535,000	4.59%, 04/20/2030	531,980

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 475,000	4.97%, 06/03/2032	$ 474,726
	ING Groep NV
1,130,000	6.08%, 09/11/2027	1,133,107
590,000	4.86%, 03/25/2029	592,285
1,500,000	Jane Street Group / JSG Finance Inc(a) 4.50%, 11/15/2029	1,462,033
745,000	Jefferies Financial Group Inc 4.50%, 09/15/2026	744,456
	JPMorgan Chase & Co
1,986,000	1.47%, 09/22/2027	1,972,785
1,649,000	5.04%, 01/23/2028	1,654,158
1,500,000	2.96%, 05/13/2031(e)	1,400,517
755,000	4.26%, 10/22/2031	738,089
750,000	4.35%, 01/22/2032	734,685
715,000	4.62%, 04/23/2032	706,748
	Lloyds Banking Group PLC(e)
1,384,000	5.46%, 01/05/2028	1,391,050
1,076,000	4.82%, 06/13/2029	1,077,471
539,000	5.72%, 06/05/2030	553,291
	LPL Holdings Inc
1,137,000	4.63%, 11/15/2027(a)	1,131,450
323,000	6.75%, 11/17/2028	335,818
330,000	4.00%, 03/15/2029(a)	320,799
254,000	Macquarie Airfinance Holdings Ltd(a) 5.15%, 03/17/2030	253,294
	Morgan Stanley
3,489,000	3.95%, 04/23/2027	3,477,640
676,000	5.12%, 02/01/2029	680,107
569,000	4.99%, 04/12/2029	572,093
1,100,000	4.13%, 10/18/2029	1,084,985
325,000	4.49%, 01/16/2032	318,683
480,000	4.71%, 03/12/2032	474,068
1,000,000	Morgan Stanley Bank NA 4.95%, 01/14/2028	1,002,468
306,000	Nationwide Building Society(a)(d) 4.65%, 07/14/2029	305,882
895,000	NatWest Markets PLC(a) 4.41%, 11/06/2030	880,547
1,737,000	PNC Bank NA 4.05%, 07/26/2028	1,716,876
1,340,000	Santander Holdings USA Inc 2.49%, 01/06/2028	1,325,311
750,000	Skandinaviska Enskilda Banken AB(a) 4.38%, 03/12/2031	739,510
1,648,000	Toronto-Dominion Bank 5.53%, 07/17/2026	1,649,079
430,000	Truist Bank(e) 4.63%, 09/17/2029	426,938
	VICI Properties LP / VICI Note Co Inc REIT(a)
698,000	4.50%, 09/01/2026	697,581
879,000	3.75%, 02/15/2027	873,539
1,480,000	3.88%, 02/15/2029	1,437,901
	Wells Fargo & Co
849,000	4.81%, 07/25/2028	851,319
1,880,000	4.84%, 05/20/2032	1,873,644
Principal Amount		Fair Value
Financial — (continued)
$ 1,650,000	Willis North America Inc 4.65%, 06/15/2027	$ 1,651,394
		111,223,133
Industrial — 5.68%
370,000	Amphenol Corp 3.90%, 11/15/2028	365,535
920,000	AptarGroup Inc 4.75%, 03/30/2031	911,246
2,685,000	Avolon Holdings Funding Ltd(a) 4.90%, 10/10/2030	2,661,495
	BAE Systems PLC(a)
819,000	5.00%, 03/26/2027	822,128
3,760,000	5.13%, 03/26/2029	3,811,794
1,430,000	5.25%, 03/26/2031	1,457,887
	Berry Global Inc
1,205,000	1.65%, 01/15/2027	1,186,893
101,000	5.50%, 04/15/2028	102,507
	Boeing Co
181,000	6.26%, 05/01/2027	183,404
4,119,000	6.30%, 05/01/2029	4,288,038
114,000	2.95%, 02/01/2030	107,259
1,310,000	5.15%, 05/01/2030	1,325,971
2,935,000	Caterpillar Financial Services Corp 4.50%, 05/15/2031	2,921,115
475,000	Eaton Corp 4.20%, 03/06/2031	465,560
350,000	General Electric Co 4.30%, 07/29/2030	346,844
860,000	Hexcel Corp 4.90%, 05/15/2031	857,405
705,000	Honeywell Aerospace Inc(a) 4.30%, 03/16/2031	692,831
2,437,000	Howmet Aerospace Inc 3.00%, 01/15/2029	2,345,694
	Regal Rexnord Corp
677,000	6.05%, 04/15/2028	691,256
1,460,000	6.30%, 02/15/2030	1,523,788
203,000	Republic Services Inc 5.00%, 11/15/2029	205,580
	SMBC Aviation Capital Finance Designated Activity Co(a)
1,152,000	5.30%, 04/03/2029	1,165,794
800,000	5.10%, 04/01/2030	803,815
3,600,000	Spirit AeroSystems Inc 4.60%, 06/15/2028	3,586,379
1,690,000	Vertiv Group Corp(a) 4.13%, 11/15/2028	1,673,316
		34,503,534
Technology — 3.88%
	Broadcom Inc
1,080,000	4.60%, 07/15/2030	1,076,335
790,000	4.20%, 10/15/2030	774,404
245,000	Dell International LLC / EMC Corp 4.75%, 07/15/2031	243,524

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 825,000	Fiserv Inc 5.45%, 03/02/2028	$ 833,076
	Foundry JV Holdco LLC(a)
880,000	5.90%, 01/25/2030	907,918
400,000	5.50%, 01/25/2031	408,927
262,000	6.15%, 01/25/2032	274,812
1,922,000	Hewlett Packard Enterprise Co 4.55%, 10/15/2029	1,910,668
919,000	Marvell Technology Inc 5.75%, 02/15/2029	942,297
3,554,000	MSCI Inc(a) 4.00%, 11/15/2029	3,438,437
3,090,000	NVIDIA Corp 4.50%, 06/15/2031	3,079,060
	Oracle Corp
1,155,000	4.55%, 02/04/2029	1,138,614
285,000	4.45%, 09/26/2030	275,129
2,370,000	4.95%, 02/04/2031	2,320,305
686,000	Paychex Inc 5.10%, 04/15/2030	691,906
695,000	Salesforce Inc 4.50%, 03/15/2028	694,123
1,046,000	ServiceNow Inc 1.40%, 09/01/2030	916,994
	Synopsys Inc
310,000	4.65%, 04/01/2028	310,333
1,136,000	4.85%, 04/01/2030	1,137,901
1,294,000	VMware LLC 1.40%, 08/15/2026	1,289,083
880,000	Workday Inc 3.50%, 04/01/2027	873,640
		23,537,486
Utilities — 4.73%
730,000	Alexander Funding Trust II(a) 7.47%, 07/31/2028	762,002
	Constellation Energy Generation LLC
2,067,000	5.60%, 03/01/2028	2,099,312
230,000	4.40%, 01/15/2031	226,113
	Dominion Energy Inc
1,248,000	2.85%, 08/15/2026	1,245,483
806,000	4.60%, 05/15/2028	806,191
600,000	DTE Electric Co 2.63%, 03/01/2031	548,897
655,000	DTE Energy Co 4.95%, 07/01/2027	658,237
795,000	Electricite de France SA(a) 5.70%, 05/23/2028	809,668
270,000	Enel Finance International NV(a) 4.13%, 09/30/2028	266,778
499,000	Eversource Energy 5.45%, 03/01/2028	504,622
2,017,000	FirstEnergy Corp 3.90%, 07/15/2027	2,005,466
870,000	Hydro One Inc 4.75%, 05/30/2031	871,654
Principal Amount		Fair Value
Utilities — (continued)
	NextEra Energy Capital Holdings Inc
$ 260,000	4.69%, 09/01/2027	$ 260,595
2,103,000	5.05%, 03/15/2030	2,130,011
1,035,000	NiSource Inc 4.75%, 05/18/2031	1,030,772
	Pacific Gas & Electric Co
2,413,000	3.00%, 06/15/2028	2,335,054
743,000	6.10%, 01/15/2029	765,038
345,000	5.05%, 11/15/2031	344,674
680,000	Palomino Funding Trust I(a) 7.23%, 05/17/2028	705,596
1,065,000	Public Service Enterprise Group Inc 4.80%, 06/15/2031	1,062,126
	Southern Co
1,762,000	3.25%, 07/01/2026	1,762,000
553,000	5.50%, 03/15/2029	565,505
240,000	Southern Co Gas Capital Corp 4.05%, 09/15/2028	237,446
945,000	Southern Power Co 4.25%, 10/01/2030	928,297
830,000	Vistra Corp(a)(e)(f) 8.00%, Perpetual	836,387
	Vistra Operations Co LLC(a)
1,205,000	5.05%, 12/30/2026	1,205,804
2,405,000	4.30%, 10/15/2028	2,376,825
355,000	4.70%, 01/31/2031	347,893
630,000	5.00%, 04/30/2031	625,237
420,000	Wisconsin Electric Power Co(d) 4.15%, 10/15/2030	411,964
		28,735,647
TOTAL CORPORATE BONDS AND NOTES — 51.59% (Cost $313,293,353)		$313,183,836
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.83%
	A&D Mortgage Trust(a)(c)
	Series 2023-NQM4 Class A1
1,285,826	7.47%, 09/25/2068	1,290,107
	Series 2023-NQM5 Class A1
1,775,312	7.05%, 11/25/2068	1,782,142
712,000	Anchor Mortgage Trust(a)(c) Series 2025-RTL1 Class A1 5.72%, 05/25/2040	710,360
	Angel Oak Mortgage Trust(a)
	Series 2021-3 Class A3
319,715	1.46%, 05/25/2066(e)	278,476
	Series 2024-9 Class A1
207,486	5.14%, 09/25/2069(c)	206,739
	BANK
	Series 2019-BN18 Class A2
429,494	3.47%, 05/15/2062	416,848
	Series 2020-BN26 Class XA
3,980,769	1.30%, 03/15/2063(e)	124,568

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 786,000	Bank of America Merrill Lynch Commercial Mortgage Trust(e) Series 2017-BNK3 Class B 3.88%, 02/15/2050	$ 775,654
	BANK5(e)
	Series 2024-5YR10 Class XA
9,616,369	1.40%, 10/15/2057	318,457
	Series 2024-5YR7 Class XA
9,143,657	1.57%, 06/15/2057	306,700
18,186,428	Barclays Commercial Mortgage Securities Trust(e) Series 2024-5C29 Class XA 1.82%, 09/15/2057	796,449
296,013	Barclays Commercial Mortgage Trust Series 2019-C3 Class A2 3.44%, 05/15/2052	290,387
	Benchmark Mortgage Trust
	Series 2019-B12 Class A2
907,970	3.00%, 08/15/2052	890,282
	Series 2019-B13 Class A2
1,085,271	2.89%, 08/15/2057	1,048,822
	Series 2019-B15 Class A2
875,439	2.91%, 12/15/2072	863,152
	Series 2020-B22 Class XA
3,958,022	1.60%, 01/15/2054(e)	210,170
	Series 2024-V10 Class XA
8,392,952	1.52%, 09/15/2057(e)	300,861
547,000	BIKE Pass Through Trust(a)(b) Series 2026-BAND Class A 5.78%, 07/15/2043 1-mo. SOFR + 2.15%	546,998
9,086,627	BMO Mortgage Trust(e) Series 2024-5C6 Class XA 1.57%, 09/15/2057	326,721
	BRAVO Residential Funding Trust(a)(c)
	Series 2023-NQM4 Class A1
108,507	6.44%, 05/25/2063	108,201
	Series 2023-NQM8 Class A1
213,643	6.39%, 10/25/2063	213,840
	Series 2024-NQM2 Class A1
75,419	6.29%, 02/25/2064	75,637
	Series 2024-NQM3 Class A1
485,660	6.19%, 03/25/2064	488,292
	Series 2025-NQM5 Class A2
479,890	5.70%, 02/25/2065	479,693
612,000	BX Trust(a)(e) Series 2025-ARIA Class B 5.35%, 12/13/2042	610,733
697,000	CGMS Commercial Mortgage Trust(e) Series 2017-B1 Class AS 3.71%, 08/15/2050	683,880
	Citigroup Commercial Mortgage Trust
	Series 2016-C3 Class A4
1,054,000	3.15%, 11/15/2049	1,047,959
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-GC46 Class A2
$ 520,062	2.71%, 02/15/2053	$ 492,641
216,000	Colony American Finance Ltd(a)(c) Series 2025-RRTL1 Class A1 5.68%, 05/28/2040	216,469
2,054,029	COLT Mortgage Loan Trust(a)(c) Series 2024-INV2 Class A1 6.42%, 05/25/2069	2,065,772
	COMM Mortgage Trust
	Series 2014-CR14 Class B
131,972	3.25%, 02/10/2047(e)	129,992
	Series 2014-CR17 Class B
456,477	4.38%, 05/10/2047	453,049
	Series 2014-UBS5 Class AM
301,546	4.19%, 09/10/2047(e)	296,866
	Series 2015-CR22 Class B
251,949	3.93%, 03/10/2048(e)	241,594
	Series 2025-SBX Class A
610,000	5.43%, 08/10/2041(a)(e)	605,965
	Cross Mortgage Trust(a)
	Series 2024-H1 Class A1
319,343	6.09%, 12/25/2068(c)	319,859
	Series 2024-H2 Class A1
401,732	6.09%, 04/25/2069(c)	402,893
	Series 2025-H1 Class A1
608,568	5.74%, 02/25/2070(e)	610,404
	CSAIL Commercial Mortgage Trust
	Series 2019-C16 Class A3
113,798	3.40%, 11/15/2050	113,416
	Series 2019-C18 Class A2
625,894	2.84%, 12/15/2052	594,330
	Series 2021-C20 Class XA
5,906,825	1.11%, 03/15/2054(e)	196,775
403,034	Ellington Financial Mortgage Trust(a)(b) Series 2025-NQM4 Class A1F 4.83%, 09/25/2070 1-mo. SOFR + 1.20%	403,907
	GS Mortgage Securities Trust
	Series 2017-GS5 Class A4
1,049,000	3.67%, 03/10/2050	1,039,952
	Series 2019-GC38 Class XA
12,225,247	1.17%, 02/10/2052(e)	267,702
1,713,855	GS Mortgage-Backed Securities Trust(a)(e) Series 2024-RPL2 Class A1 3.75%, 07/25/2061	1,670,327
344,770	HOMES Trust(a)(c) Series 2024-NQM1 Class A1 5.92%, 07/25/2069	346,027
	JPMBB Commercial Mortgage Securities Trust(e)
	Series 2014-C23 Class B
466,035	4.67%, 09/15/2047	460,209
	Series 2014-C23 Class C
709,824	4.67%, 09/15/2047	687,819

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 884,718	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A2 2.95%, 11/13/2052	$ 861,850
	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2016-JP3 Class AS
744,000	3.14%, 08/15/2049	721,303
	Series 2017-JP5 Class AS
571,000	3.88%, 03/15/2050(e)	555,927
	JPMorgan Mortgage Trust(a)
	Series 2024-10 Class A11
379,586	4.88%, 03/25/2055(b) 1-mo. SOFR + 1.25%	379,437
	Series 2024-VIS2 Class A1
272,329	5.85%, 11/25/2064(c)	272,884
	Series 2026-NQX2 Class A1FC
1,498,000	0.00%, 10/25/2066(c)	1,498,000
337,000	Lhome Mortgage Trust(a)(e) Series 2025-RTL2 Class A1 5.61%, 04/25/2040	338,021
	Morgan Stanley Bank of America Merrill Lynch Trust(e)
	Series 2013-C10 Class B
378,518	4.08%, 07/15/2046	359,700
	Series 2015-C21 Class B
175,440	3.85%, 03/15/2048	171,493
	Morgan Stanley Capital I Trust
	Series 2016-BNK2 Class A4
395,000	3.05%, 11/15/2049	389,691
	Series 2018-L1 Class A3
550,119	4.14%, 10/15/2051	544,317
	Series 2021-L7 Class XA
22,652,896	1.17%, 10/15/2054(e)	797,389
	Morgan Stanley Residential Mortgage Loan Trust(a)
	Series 2024-4 Class AF
119,497	4.98%, 09/25/2054(b) 1-mo. SOFR + 1.35%	119,683
	Series 2024-NQM1 Class A1
980,584	6.15%, 12/25/2068(c)	982,721
813,000	One Bryant Park Trust(a) Series 2019-OBP Class A 2.52%, 09/15/2054	750,641
900,000	Onity Loan Investment Trust(a)(e) Series 2026-HB3 Class A 3.00%, 06/25/2039	870,570
	Onslow Bay Financial LLC(a)
	Series 2024-NQM14 Class A1
548,544	4.94%, 09/25/2064(c)	545,721
	Series 2024-NQM2 Class A1
603,201	5.88%, 12/25/2063(c)	603,693
	Series 2026-NQM9 Class A1
1,948,000	5.47%, 04/25/2066(e)	1,947,250
Principal Amount		Fair Value
Non-Agency — (continued)
$ 35,693	SG Commercial Mortgage Securities Trust Series 2016-C5 Class A4 3.06%, 10/10/2048	$ 35,647
	Station Place Securitization Trust(a)(b)
	Series 2025-1 Class A
1,969,000	4.54%, 07/23/2026 1-mo. SOFR + 0.90%	1,969,011
	Series 2025-3 Class A
1,650,000	4.54%, 09/23/2026 1-mo. SOFR + 0.90%	1,649,706
	Series 2025-7 Class A
1,849,000	4.54%, 11/24/2026 1-mo. SOFR + 0.90%	1,850,553
260,000	Toorak Mortgage Trust(a)(c) Series 2025-RRTL1 Class A1 5.52%, 02/25/2040	260,232
	UBS Commercial Mortgage Trust
	Series 2017-C7 Class A4
1,270,000	3.68%, 12/15/2050	1,250,209
	Series 2018-C14 Class A4
505,000	4.45%, 12/15/2051	500,092
	Series 2019-C17 Class XA
10,309,549	1.58%, 10/15/2052(e)	386,285
	Series 2019-C18 Class A2
1,223,883	2.99%, 12/15/2052	1,210,041
	Verus Securitization Trust(a)
	Series 2021-2 Class A3
339,994	1.55%, 02/25/2066(e)	309,775
	Series 2023-INV3 Class A1
1,179,662	6.88%, 11/25/2068(e)	1,184,071
	Series 2024-3 Class A1
229,284	6.34%, 04/25/2069(c)	230,452
	Series 2024-4 Class A1
321,455	6.22%, 06/25/2069(c)	323,078
	Wells Fargo Commercial Mortgage Trust
	Series 2017-C39 Class A5
1,100,000	3.42%, 09/15/2050	1,080,487
	Series 2017-RB1 Class A5
854,000	3.64%, 03/15/2050	841,931
	Series 2021-C59 Class XA
16,022,227	1.59%, 04/15/2054(e)	831,510
	Series 2025-5C3 Class XA
6,199,257	1.04%, 01/15/2058(e)	161,829
		53,593,296
U.S. Government Agency — 6.48%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
963,360	5.28%, 12/25/2041 1-mo. SOFR + 1.65%	966,357
	Series 2022-R02 Class 2M2
1,116,112	6.63%, 01/25/2042 1-mo. SOFR + 3.00%	1,127,724

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2022-R03 Class 1M2
$ 35,000	7.13%, 03/25/2042 1-mo. SOFR + 3.50%	$ 35,606
	Series 2022-R04 Class 1M2
24,000	6.73%, 03/25/2042 1-mo. SOFR + 3.10%	24,294
	Series 2023-R06 Class 1M1
4,727	5.33%, 07/25/2043 1-mo. SOFR + 1.70%	4,736
	Series 2024-R02 Class 1M1
57,362	4.73%, 02/25/2044 1-mo. SOFR + 1.10%	57,362
	Series 2024-R03 Class 2M1
2,174	4.78%, 03/25/2044 1-mo. SOFR + 1.15%	2,175
	Series 2024-R06 Class 1A1
128,218	4.78%, 09/25/2044 1-mo. SOFR + 1.15%	128,538
	Series 2025-R01 Class 1A1
206,900	4.58%, 01/25/2045 1-mo. SOFR + 0.95%	207,030
	Series 2025-R01 Class 1M1
90,983	4.73%, 01/25/2045 1-mo. SOFR + 1.10%	90,997
	Series 2025-R02 Class 1A1
151,286	4.63%, 02/25/2045 1-mo. SOFR + 1.00%	151,483
	Series 2025-R02 Class 1M1
139,528	4.78%, 02/25/2045 1-mo. SOFR + 1.15%	139,550
	Series 2025-R03 Class 2A1
433,535	5.08%, 03/25/2045 1-mo. SOFR + 1.45%	435,611
	Series 2025-R04 Class 1A1
274,656	4.63%, 05/25/2045 1-mo. SOFR + 1.00%	274,987
	Series 2025-R04 Class 1M1
490,007	4.83%, 05/25/2045 1-mo. SOFR + 1.20%	490,295
	Series 2025-R06 Class 1A1
557,050	4.53%, 09/25/2045 1-mo. SOFR + 0.90%	557,363
	Series 2026-R01 Class 2A1
1,025,841	4.48%, 01/25/2046 1-mo. SOFR + 0.85%	1,025,311
	Series 2026-R01 Class 2M1
955,980	4.63%, 01/25/2046 1-mo. SOFR + 1.00%	955,649
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(b)
	Series 5387 Class DF
910,484	4.83%, 03/25/2054 1-mo. SOFR + 1.20%	920,960
	Series 5391 Class FA
1,170,872	4.83%, 03/25/2054 1-mo. SOFR + 1.20%	1,180,819
	Series 5393 Class FA
984,881	4.83%, 12/25/2053 1-mo. SOFR + 1.20%	996,203
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 5397 Class NF
$ 1,362,011	4.68%, 04/25/2054 1-mo. SOFR + 1.05%	$ 1,372,411
	Series 5419 Class AF
1,137,843	4.73%, 06/25/2054 1-mo. SOFR + 1.10%	1,148,816
	Series 5438 Class FC
626,492	4.73%, 08/25/2054 1-mo. SOFR + 1.10%	631,804
	Series 5440 Class FH
1,257,845	4.73%, 07/25/2054 1-mo. SOFR + 1.10%	1,268,768
	Series 5446 Class DF
946,710	4.78%, 08/25/2054 1-mo. SOFR + 1.15%	956,205
	Series 5466 Class FG
3,455,382	4.58%, 10/25/2054 1-mo. SOFR + 0.95%	3,471,286
	Series 5473 Class GF
626,781	4.78%, 11/25/2054 1-mo. SOFR + 1.15%	631,476
	Series 5499 Class CF
655,240	4.63%, 02/25/2055 1-mo. SOFR + 1.00%	659,280
	Series 5526 Class FB
1,208,645	4.68%, 09/25/2054 1-mo. SOFR + 1.05%	1,218,516
	Series 5537 Class FC
1,229,952	4.78%, 05/25/2055 1-mo. SOFR + 1.15%	1,244,120
	Series 5601 Class FC
1,163,986	4.68%, 11/25/2055 1-mo. SOFR + 1.05%	1,173,151
	Series 5613 Class CF
706,307	4.58%, 01/25/2056 1-mo. SOFR + 0.95%	709,970
	Series 5651 Class KF
697,428	4.43%, 08/25/2055 1-mo. SOFR + 0.80%	697,635
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
2,292	5.28%, 01/25/2034 1-mo. SOFR + 1.65%	2,295
	Series 2021-DNA6 Class M2
73,843	5.13%, 10/25/2041 1-mo. SOFR + 1.50%	73,928
	Series 2021-DNA7 Class M2
1,242,000	5.43%, 11/25/2041 1-mo. SOFR + 1.80%	1,244,644
	Series 2022-DNA2 Class M1A
781	4.93%, 02/25/2042 1-mo. SOFR + 1.30%	781
	Series 2022-DNA3 Class M1B
17,000	6.53%, 04/25/2042 1-mo. SOFR + 2.90%	17,249

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2022-DNA5 Class M1A
$ 1,100,995	6.58%, 06/25/2042 1-mo. SOFR + 2.95%	$ 1,114,104
	Series 2023-DNA1 Class M1A
25,876	5.73%, 03/25/2043 1-mo. SOFR + 2.10%	26,170
	Series 2023-HQA3 Class M1
24,364	5.48%, 11/25/2043 1-mo. SOFR + 1.85%	24,478
	Series 2024-HQA2 Class A1
820,600	4.88%, 08/25/2044 1-mo. SOFR + 1.25%	823,889
	Series 2025-DNA1 Class A1
535,440	4.58%, 01/25/2045 1-mo. SOFR + 0.95%	535,858
	Series 2025-DNA2 Class A1
354,170	4.73%, 05/25/2045 1-mo. SOFR + 1.10%	355,150
	Series 2025-DNA2 Class M1
662,762	4.83%, 05/25/2045 1-mo. SOFR + 1.20%	662,957
	Series 2025-DNA3 Class M1
437,352	4.73%, 09/25/2045 1-mo. SOFR + 1.10%	437,622
	Series 2025-DNA4 Class M1
328,803	4.73%, 10/25/2045 1-mo. SOFR + 1.10%	328,943
	Series 2026-DNA1 Class M1
77,927	4.63%, 02/25/2046 1-mo. SOFR + 1.00%	77,899
	Federal National Mortgage Association
310,844	4.69%, 08/01/2028	311,960
732,000	5.28%, 12/01/2028	743,625
919,329	2.73%, 09/01/2029	873,571
216,963	Federal National Mortgage Association Connecticut Avenue Securities(b) Series 2016-C07 Class 2M2 8.09%, 05/25/2029 1-mo. SOFR + 4.46%	219,554
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(b)
	Series 2024-77 Class DF
553,812	4.83%, 10/25/2053 1-mo. SOFR + 1.20%	560,403
	Series 2024-82 Class FE
671,972	4.58%, 11/25/2054 1-mo. SOFR + 0.95%	675,091
	Series 2025-25 Class FB
878,336	4.58%, 04/25/2055 1-mo. SOFR + 0.95%	882,754
	Series 2025-55 Class FG
2,430,260	4.73%, 07/25/2055 1-mo. SOFR + 1.10%	2,452,288
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Government National Mortgage Association(b)
	Series 2024-78 Class QF
$ 503,603	4.71%, 05/20/2054 1-mo. SOFR + 1.10%	$ 507,917
	Series 2025-169 Class FB
1,429,725	4.61%, 10/20/2055 1-mo. SOFR + 1.00%	1,439,966
		39,349,584
TOTAL MORTGAGE-BACKED SECURITIES — 15.31% (Cost $94,699,720)		$92,942,880
MUNICIPAL BONDS AND NOTES
875,000	Alabama Economic Settlement Authority, RB 4.26%, 09/15/2032	863,617
275,000	City of Chicago IL Series B, GO 7.05%, 01/01/2029	280,294
465,000	Philadelphia Authority for Industrial Development Series C, RB 6.55%, 10/15/2028	484,717
310,000	Redevelopment Authority of the City of Philadelphia Series A, RB 4.13%, 11/01/2030	304,519
1,015,000	South Carolina Public Service Authority Series F, RB 5.74%, 01/01/2030	1,039,066
535,000	State Board of Administration Finance Corp Series A, RB 5.53%, 07/01/2034	556,326
750,000	State of California, GO 4.35%, 11/01/2032	741,806
620,000	State of Illinois Series A, GO 4.85%, 04/01/2032	620,786
545,000	Virginia Commonwealth University, RB 2.12%, 11/01/2030	496,096
TOTAL MUNICIPAL BONDS AND NOTES — 0.89% (Cost $5,463,039)		$5,387,227
U.S. TREASURY BONDS AND NOTES
28,500,000	United States Treasury Note/Bond 3.88%, 05/31/2027	28,441,218
TOTAL U.S. TREASURY BONDS AND NOTES — 4.68% (Cost $28,461,744)		$28,441,218

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,594,360	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 3.60%(h)	$ 3,594,360
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.59% (Cost $3,594,360)		$3,594,360
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 12.13%
$ 3,390,000	Agree LP REIT(a) 3.91%, 07/01/2026	3,390,000
	Alimentation Couche-Tard Inc(a)
770,000	4.00%, 07/06/2026	769,578
1,955,000	4.16%, 07/15/2026	1,951,882
1,555,000	4.08%, 07/17/2026	1,552,227
4,825,000	AutoNation Inc(a) 4.11%, 07/01/2026	4,825,000
	AvalonBay Communities Inc REIT(a)
1,235,000	4.04%, 07/07/2026	1,234,180
3,440,000	4.03%, 07/09/2026	3,436,963
2,350,000	Bayer Corp(a) 4.21%, 07/20/2026	2,344,590
	Boston Scientific Corp(a)
1,550,000	4.03%, 07/21/2026	1,546,587
1,095,000	4.04%, 07/23/2026	1,092,341
865,000	Bunge Ltd Finance Corp(a) 4.09%, 07/06/2026	864,516
1,230,000	Cabot Corp(a) 3.93%, 07/01/2026	1,230,000
2,195,000	Conagra Brands Inc(a) 4.11%, 07/01/2026	2,195,000
1,195,000	Enel Finance America LLC(a) 4.16%, 09/18/2026	1,184,329
3,080,000	Energy Transfer LP(a) 3.93%, 07/01/2026	3,080,000
1,260,000	ERAC USA Finance LLC(a) 4.02%, 07/30/2026	1,255,985
	Essex Portfolio LP REIT(a)
1,855,000	3.99%, 07/02/2026	1,854,797
1,770,000	4.03%, 07/08/2026	1,768,633
1,720,000	4.03%, 07/14/2026	1,717,534
	Extra Space Storage LP REIT(a)
1,335,000	4.06%, 07/01/2026	1,335,000
1,260,000	4.04%, 07/08/2026	1,259,024
1,355,000	4.03%, 07/09/2026	1,353,804
1,410,000	4.10%, 07/21/2026	1,406,843
	Intercontinental Exchange Inc(a)
1,245,000	4.08%, 07/01/2026	1,245,000
1,440,000	4.08%, 07/02/2026	1,439,839
Principal Amount		Fair Value
Commercial Paper — (continued)
$ 1,430,000	4.07%, 07/08/2026	$ 1,428,886
2,500,000	Kenvue Inc(a) 3.81%, 07/13/2026	2,496,870
1,755,000	Mid-America Apartments LP REIT(a) 4.07%, 07/16/2026	1,752,073
	O'Reilly Automotive Inc(a)
1,975,000	4.06%, 07/06/2026	1,973,902
1,165,000	4.09%, 07/13/2026	1,163,434
2,795,000	4.07%, 07/22/2026	2,788,473
	Penske Truck Leasing Co LP
830,000	4.09%, 07/02/2026	829,907
755,000	4.09%, 07/07/2026	754,493
1,090,000	4.09%, 07/09/2026	1,089,023
975,000	4.09%, 07/14/2026	973,582
645,000	4.10%, 07/22/2026	643,483
1,900,000	Realty Income Corp REIT 4.01%, 07/02/2026	1,899,791
1,275,000	Ryder System Inc 4.11%, 07/13/2026	1,273,281
	Simon Property Group LP REIT(a)
655,000	4.02%, 07/20/2026	653,631
880,000	4.03%, 08/04/2026	876,712
600,000	Sumitomo Mitsui Trust Bank Ltd(a) 4.02%, 10/06/2026	593,661
1,715,000	Targa Resources Corp(a) 3.95%, 07/01/2026	1,715,000
	UDR Inc REIT(a)
1,335,000	3.99%, 07/02/2026	1,334,854
1,905,000	4.04%, 07/07/2026	1,903,735
2,180,000	WEC Energy Group Inc(a) 4.01%, 07/06/2026	2,178,802
		73,657,245
U.S. Government Agency Bonds and Notes — 1.98%
	Federal Home Loan Bank(i)
4,000,000	3.66%, 07/09/2026	3,996,798
8,000,000	3.67%, 07/15/2026	7,988,743
		11,985,541
U.S. Treasury Bonds and Notes — 3.60%
21,845,000	U.S. Treasury Bills(i) 3.54%, 07/02/2026	21,842,853
TOTAL SHORT TERM INVESTMENTS — 17.71% (Cost $107,485,301)		$107,485,639
TOTAL INVESTMENTS — 99.69% (Cost $607,183,207)		$605,198,089
OTHER ASSETS & LIABILITIES, NET — 0.31%		$1,896,193
TOTAL NET ASSETS — 100.00%		$607,094,282

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $241,923,803, representing 39.85% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2026.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2026. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of June 30, 2026.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of June 30, 2026.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of June 30, 2026.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
GO	General Obligation Bonds
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Short
U.S. 2 Year Treasury Note Futures	89	USD	18,346	Sep 2026	$33,092
				Net Appreciation	$33,092
As of June 30, 2026, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
4.04	Annually	1-day SOFR	Annually	USD	335,433	09/08/2028	$255,754	$374,015	$(118,261)
1-day SOFR	Annually	4.02%	Annually	USD	86,500	09/16/2031	(465,686)	(345,293)	(120,393)
							$(209,932)	$28,722	$(238,654)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.03%
$ 550,000	AGL Ltd(a)(b) Series 2022-23A Class BR 5.23%, 04/20/2038 3-mo. SOFR + 1.55%	$ 550,223
	American Credit Acceptance Receivables Trust(a)
	Series 2025-1 Class D
1,000,000	5.54%, 08/12/2031	1,009,079
	Series 2025-3 Class C
250,000	4.95%, 07/12/2032	249,995
	Series 2026-1 Class C
2,250,000	4.55%, 01/12/2033	2,233,473
	AmeriCredit Automobile Receivables Trust
	Series 2023-2 Class C
1,050,000	6.00%, 07/18/2029	1,067,572
	Series 2026-1 Class B
1,850,000	4.28%, 11/18/2032(a)	1,831,159
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 5.53%, 10/22/2034 3-mo. SOFR + 1.86%	2,601,952
1,510,000	Birch Grove Ltd(a)(b) Series 2024-11A Class A1 5.02%, 01/22/2038 3-mo. SOFR + 1.36%	1,512,254
	Bridgecrest Lending Auto Securitization Trust
	Series 2025-2 Class C
800,000	5.17%, 03/17/2031	803,248
	Series 2025-3 Class B
200,000	4.73%, 09/17/2029	200,223
	Series 2026-1 Class B
510,000	4.25%, 11/17/2031	506,498
	Drive Auto Receivables Trust
	Series 2025-1 Class D
900,000	5.41%, 09/15/2032	903,254
	Series 2025-2 Class C
640,000	4.39%, 09/15/2032	633,998
	Exeter Automobile Receivables Trust
	Series 2024-4A Class D
900,000	5.81%, 12/16/2030	911,109
	Series 2025-2A Class C
650,000	5.16%, 07/15/2031	653,873
	Series 2025-5A Class B
850,000	4.28%, 07/15/2030	846,246
	Series 2026-1A Class C
1,510,000	4.40%, 05/17/2032	1,487,761
	Exeter Select Automobile Receivables Trust
	Series 2025-1 Class A3
1,000,000	4.69%, 04/15/2030	1,002,076
	Series 2025-2 Class B
450,000	4.63%, 11/17/2031	448,857
	Series 2025-2 Class D
1,050,000	5.34%, 01/15/2032	1,044,342
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,000,000	Ford Credit Auto Owner Trust(a)(c) Series 2025-1 Class A 4.86%, 08/15/2037	$ 2,018,616
673,555	Hilton Grand Vacations Trust(a) Series 2025-3EXT Class A 4.56%, 10/25/2044	668,008
2,800,000	HPS Loan Management Ltd(a)(b) Series 2019-15A Class A1R2 4.90%, 10/22/2038 3-mo. SOFR + 1.24%	2,800,347
2,000,000	KKR Ltd(a)(b) Series 31A Class B 5.44%, 04/20/2034 3-mo. SOFR + 1.76%	2,000,252
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2R 5.22%, 04/15/2034 3-mo. SOFR + 1.55%	2,000,128
1,550,000	OCP Aegis Ltd(a)(b) Series 2024-39A Class B1R 5.08%, 04/16/2038 3-mo. SOFR + 1.40%	1,548,224
	OneMain Direct Auto Receivables Trust(a)
	Series 2026-1A Class A
2,500,000	4.49%, 12/14/2033	2,475,706
	Series 2026-1A Class B
1,220,000	4.70%, 01/17/2034	1,208,580
1,330,000	OneMain Financial Issuance Trust(a) Series 2026-1A Class A 4.98%, 07/14/2039	1,336,087
490,000	Sagard-Halseypoint Ltd(a)(b) Series 2024-8A Class A1 5.05%, 01/30/2038 3-mo. SOFR + 1.39%	490,686
	Santander Drive Auto Receivables Trust
	Series 2025-3 Class C
800,000	4.68%, 09/15/2031	797,187
	Series 2025-3 Class D
400,000	5.11%, 09/15/2031	400,079
	Series 2025-4 Class D
1,300,000	4.95%, 01/15/2032	1,293,474
795,000	Triton Container Finance IX LLC(a) Series 2026-1A Class A 5.26%, 05/20/2051	793,667
	Westlake Automobile Receivables Trust(a)
	Series 2023-3A Class C
283,323	6.02%, 09/15/2028	284,348
	Series 2024-1A Class C
250,000	5.65%, 02/15/2029	251,232

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2025-2A Class D
$ 400,000	5.08%, 05/15/2031	$ 400,017
TOTAL ASSET-BACKED SECURITIES — 7.03% (Cost $41,310,093)		$41,263,830
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.43%
730,128	Angel Oak Mortgage Trust(a)(c) Series 2024-10 Class A1 5.35%, 10/25/2069	729,394
680,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	669,831
1,297,579	Morgan Stanley Residential Mortgage Loan Trust(a)(d) Series 2026-NQM4 Class A1 5.08%, 03/25/2071	1,285,375
1,182,227	New Residential Mortgage Loan Trust(a)(d) Series 2026-NQM5 Class A1 5.18%, 04/25/2066	1,174,685
922,710	UBS Commercial Mortgage Trust Series 2018-C10 Class A3 4.05%, 05/15/2051	907,017
	Wells Fargo Commercial Mortgage Trust
	Series 2025-5C3 Class A3
2,630,000	6.10%, 01/15/2058	2,724,495
	Series 2026-5C9 Class A3
890,000	5.49%, 05/15/2059	910,204
		8,401,001
U.S. Government Agency — 39.43%
440,000	Connecticut Avenue Securities Trust(a)(b) Series 2023-R01 Class 1M2 7.38%, 12/25/2042 1-mo. SOFR + 3.75%	455,539
	Federal Home Loan Mortgage Corp
40,447	3.00%, 07/01/2029	39,994
1,779,549	4.30%, 01/01/2030	1,761,851
157,112	3.50%, 02/01/2032	153,106
17,863	5.50%, 08/01/2033	17,986
15,651	5.50%, 01/01/2034	15,875
177,041	4.00%, 05/01/2034	173,775
35,605	5.50%, 10/01/2034	36,149
666,141	2.50%, 06/01/2035	625,549
70,473	5.00%, 09/01/2035	70,736
81,376	5.00%, 12/01/2035	82,163
651,643	2.00%, 01/01/2036	595,388
6,995	5.00%, 01/01/2036	7,062
65,634	6.00%, 01/01/2036	68,933
33,310	6.00%, 07/01/2036	34,985
431,253	3.00%, 09/01/2036	406,531
7,672	5.50%, 05/01/2038	7,873
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 263,777	5.00%, 03/01/2040	$ 266,338
1,405,447	5.50%, 08/01/2040	1,440,259
94,107	3.50%, 11/01/2042	87,912
441,583	4.00%, 05/01/2044	425,554
396,016	3.00%, 11/01/2046	354,898
790,743	3.00%, 12/01/2046	705,502
1,207,973	2.50%, 11/01/2050	1,018,928
1,125,062	3.00%, 02/01/2051	998,171
1,384,789	2.00%, 03/01/2051	1,138,957
3,093,926	2.00%, 05/01/2051	2,489,850
2,044,879	3.00%, 07/01/2051	1,817,046
3,338,424	2.00%, 10/01/2051	2,694,286
2,832,312	2.00%, 12/01/2051	2,298,631
1,842,059	2.50%, 12/01/2051	1,568,857
2,082,555	2.50%, 02/01/2052	1,771,649
1,310,599	2.00%, 03/01/2052	1,067,129
2,284,757	3.00%, 04/01/2052	2,014,195
363,405	4.00%, 04/01/2052	342,005
1,863,396	2.50%, 05/01/2052	1,593,908
2,037,567	4.50%, 07/01/2052	1,965,232
2,755,631	4.50%, 08/01/2052	2,668,110
1,423,881	4.50%, 09/01/2052	1,381,462
4,282,740	5.50%, 02/01/2053	4,320,386
2,276,104	6.00%, 02/01/2053	2,366,642
2,627,672	5.50%, 07/01/2053	2,652,100
1,274,797	5.50%, 08/01/2053	1,299,246
1,414,757	6.50%, 11/01/2053	1,477,772
1,276,554	5.50%, 09/01/2054	1,283,826
1,272,522	5.00%, 01/01/2055	1,260,715
943,905	6.00%, 02/01/2055	980,034
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K136 Class A2
1,780,000	2.13%, 11/25/2031	1,580,132
	Series K517 Class A2
2,500,000	5.36%, 01/25/2029(d)	2,545,653
	Series K522 Class A2
2,343,554	4.80%, 05/25/2029	2,360,370
	Series K533 Class A2
2,690,000	4.23%, 12/25/2029(d)	2,669,118
	Series K535 Class A2
2,640,000	4.69%, 11/25/2029(d)	2,653,500
	Series K537 Class A2
1,550,000	4.43%, 02/25/2030(d)	1,545,862
	Series K539 Class A2
2,350,000	4.41%, 01/25/2030(d)	2,346,132
	Series K753 Class A2
2,760,000	4.40%, 10/25/2030	2,749,319
	Series K760 Class A2
2,080,000	4.55%, 01/25/2032(d)	2,081,022
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,126,874	3.50%, 09/15/2047	1,962,420
	Series 5238 Class BC
2,240,964	4.00%, 09/25/2049	2,155,806

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 5559 Class BA
$ 1,163,511	5.00%, 02/25/2052	$ 1,151,874
	Series 5611 Class LD
1,538,979	4.75%, 08/25/2049	1,526,165
55,271	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 3.98%, 07/25/2031 1-mo. SOFR + 0.35%	54,853
	Federal National Mortgage Association
89,014	3.00%, 08/01/2029	87,345
1,240,000	4.74%, 12/01/2029	1,249,834
1,270,000	4.85%, 01/01/2030	1,284,340
1,350,000	4.94%, 02/01/2030	1,368,610
14,423	7.00%, 09/01/2031	15,231
27,054	6.50%, 12/01/2031	28,109
19,480	7.00%, 12/01/2031	20,572
40,934	6.50%, 01/01/2032	42,358
19,670	7.00%, 01/01/2032	20,772
14,230	6.50%, 02/01/2032	14,725
522,145	3.00%, 05/01/2032	503,937
29,711	5.50%, 07/01/2033	30,016
11,056	5.50%, 09/01/2033	11,279
1,492,907	4.00%, 02/01/2034	1,471,644
24,958	5.50%, 03/01/2034	25,281
39,195	5.50%, 12/01/2034	39,755
60,398	5.50%, 02/01/2035	61,176
85,354	5.00%, 10/01/2035	86,074
9,792	6.00%, 02/01/2036	10,272
13,999	6.00%, 03/01/2036	14,686
51,819	5.50%, 05/01/2036	53,315
1,746,584	2.00%, 02/01/2037	1,594,712
1,648,508	2.00%, 03/01/2037	1,503,124
1,483,900	2.50%, 03/01/2037	1,390,444
19,909	6.00%, 05/01/2037	20,886
27,350	5.00%, 07/01/2037	27,281
68,394	5.00%, 04/01/2039	68,973
52,832	4.50%, 08/01/2039	52,248
160,959	5.00%, 11/01/2039	162,322
93,148	5.00%, 12/01/2039	93,937
1,415,401	4.50%, 04/01/2040	1,402,054
104,038	5.00%, 06/01/2040	104,920
410,459	4.50%, 08/01/2040	405,915
132,806	5.00%, 09/01/2040	133,931
86,393	5.00%, 01/01/2041	86,432
398,829	3.50%, 12/01/2041	373,115
197,076	3.50%, 09/01/2042	181,886
210,175	3.50%, 10/01/2042	196,054
273,719	3.00%, 03/01/2043	247,519
2,078,058	5.00%, 05/01/2043	2,042,559
2,285,195	5.00%, 06/01/2043	2,253,396
212,408	3.00%, 07/01/2043	191,168
190,650	3.00%, 09/01/2043	172,749
1,468,247	3.50%, 07/01/2047	1,370,973
957,619	4.00%, 08/01/2047	908,655
407,724	3.50%, 03/01/2048	375,075
1,191,095	3.00%, 01/01/2049	1,065,780
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 349,095	3.00%, 12/01/2049	$ 308,510
240,509	3.00%, 01/01/2050	212,547
1,653,353	3.50%, 07/01/2050	1,522,571
472,058	2.50%, 08/01/2050	398,800
1,218,636	2.50%, 10/01/2050	1,029,559
2,824,407	2.00%, 11/01/2050	2,309,215
2,217,362	2.00%, 12/01/2050	1,815,524
3,472,579	2.00%, 09/01/2051	2,793,501
3,498,399	2.00%, 10/01/2051	2,816,803
1,704,268	2.50%, 10/01/2051	1,447,030
3,651,127	2.00%, 11/01/2051	2,962,407
4,215,332	2.50%, 01/01/2052	3,578,109
4,068,333	3.50%, 01/01/2052	3,716,379
7,278,221	2.50%, 02/01/2052	6,204,975
7,377,060	2.00%, 03/01/2052	6,015,207
2,251,881	2.50%, 03/01/2052	1,917,490
5,782,914	3.00%, 03/01/2052	5,104,881
1,309,240	2.00%, 04/01/2052	1,056,544
1,792,550	3.50%, 04/01/2052	1,635,206
2,456,489	4.00%, 06/01/2052	2,313,853
2,363,235	4.00%, 07/01/2052	2,220,036
1,828,780	5.00%, 07/01/2052	1,813,728
2,631,529	4.00%, 08/01/2052	2,473,276
1,724,538	5.00%, 08/01/2052	1,708,251
1,226,834	5.00%, 10/01/2052	1,216,085
1,047,548	6.00%, 03/01/2053	1,084,521
1,101,382	6.00%, 10/01/2053	1,137,077
2,148,623	6.00%, 11/01/2053	2,198,728
1,392,003	6.50%, 02/01/2054	1,455,124
1,961,099	6.00%, 06/01/2054	2,007,079
2,100,017	6.00%, 09/01/2054	2,158,807
618,172	5.00%, 10/01/2054	614,197
2,555,882	5.00%, 11/01/2054	2,536,482
2,283,220	5.50%, 11/01/2054	2,314,207
1,472,799	5.00%, 12/01/2054	1,450,794
1,255,662	6.00%, 07/01/2055	1,300,191
1,397,677	6.50%, 07/01/2055	1,454,169
2,669,505	5.50%, 08/01/2055	2,696,325
832,824	3.50%, 08/01/2056	748,866
903,797	3.00%, 02/01/2057	775,114
	Federal National Mortgage Association Alternative Credit Enhancement Security(d)
	Series 2018-M3 Class A2
2,366,291	3.18%, 02/25/2030	2,271,566
	Series 2023-M5 Class 2A2
2,895,917	4.50%, 07/25/2028	2,892,583
	Government National Mortgage Association
68	7.50%, 10/20/2028	68
323	7.50%, 12/20/2028	326
1,706,177	3.00%, 06/20/2050	1,516,525
2,209,300	2.50%, 03/20/2051	1,888,638
1,452,811	3.00%, 08/20/2051	1,291,306
3,442,501	2.00%, 09/20/2051	2,824,444
5,351,236	2.50%, 11/20/2051	4,576,435
5,695,755	2.00%, 12/20/2051	4,673,097
5,050,843	3.50%, 02/20/2052	4,583,309

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,599,735	4.00%, 07/20/2052	$ 2,422,325
2,358,655	4.50%, 09/20/2052	2,276,466
2,400,947	5.00%, 09/20/2052	2,378,372
2,226,687	5.00%, 10/20/2052	2,214,969
1,166,101	5.00%, 05/20/2053	1,155,116
1,470,755	5.50%, 05/20/2053	1,488,459
1,196,388	5.00%, 06/20/2053	1,187,091
1,458,057	5.50%, 06/20/2053	1,476,606
1,472,864	5.50%, 01/20/2054	1,488,335
1,445,852	5.50%, 02/20/2054	1,461,039
	Series 2024-125 Class H
1,344,566	4.50%, 10/20/2051	1,313,381
	Series 2025-150 Class HP
1,457,963	4.50%, 10/20/2053	1,424,048
	Series 2026-31 Class CD
1,383,015	4.25%, 10/16/2052	1,352,936
	Vendee Mortgage Trust
	Series 1996-3 Class 1Z
44,766	6.75%, 09/15/2026	44,686
	Series 2002-1 Class 1A
92,310	6.00%, 10/15/2031	92,775
		231,367,829
TOTAL MORTGAGE-BACKED SECURITIES — 40.86% (Cost $248,694,317)		$239,768,830
U.S. GOVERNMENT AGENCY BONDS AND NOTES
3,500,000	Federal Home Loan Bank 1.75%, 01/19/2029	3,285,054
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.56% (Cost $3,279,122)		$3,285,054
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
28,900,000	3.75%, 06/30/2027	28,798,625
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$11,000,000	4.25%, 01/15/2028(e)	$ 11,012,031
14,900,000	4.25%, 02/15/2028	14,916,879
11,900,000	3.88%, 07/15/2028	11,831,668
29,300,000	3.50%, 11/15/2028	28,859,356
22,300,000	4.13%, 08/31/2030	22,238,152
27,800,000	3.50%, 11/30/2030	27,020,296
11,000,000	4.13%, 05/31/2031	10,959,609
36,200,000	4.13%, 04/30/2033	35,804,063
27,000,000	4.38%, 05/15/2036	26,856,562
17,900,000	4.63%, 11/15/2045	17,192,391
21,100,000	5.00%, 05/15/2046	21,258,250
23,900,000	4.63%, 11/15/2055	22,738,609
6,600,000	5.00%, 05/15/2056	6,670,125
TOTAL U.S. TREASURY BONDS AND NOTES — 48.76% (Cost $288,428,611)		$286,156,616
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.65%
3,800,000	Federal Home Loan Bank(f) 3.48%, 07/01/2026	3,800,000
TOTAL SHORT TERM INVESTMENTS — 0.65% (Cost $3,800,000)		$3,800,000
TOTAL INVESTMENTS — 97.86% (Cost $585,512,143)		$574,274,330
OTHER ASSETS & LIABILITIES, NET — 2.14%		$12,549,701
TOTAL NET ASSETS — 100.00%		$586,824,031

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $31,909,026, representing 5.44% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2026.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2026. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of June 30, 2026.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
U.S. 10 Year Treasury Note Futures	46	USD	5,055	Sep 2026	$21,750
U.S. 2 Year Treasury Note Futures	14	USD	2,886	Sep 2026	1,203
U.S. 5 Year Treasury Note Futures	124	USD	13,274	Sep 2026	31,289
U.S. Long Bond Futures	74	USD	8,399	Sep 2026	118,344
U.S. Ultra Bond Futures	30	USD	3,485	Sep 2026	90,670
				Net Appreciation	$263,256
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
ASSETS:
Investments in securities, fair value(a)(b)	$5,176,605,233	$924,928,317	$746,233,649
Cash	9,220,317	13,550,792	22,551,866
Cash denominated in foreign currencies, fair value(c)	-	-	3,797,552
Cash pledged on futures contracts	-	2,706,018	5,683,746
Cash pledged on forward foreign currency contracts	-	20,000	4,095,712
Cash pledged on centrally cleared swaps	-	2,418,775	8,153,729
Cash pledged for TBA investments	-	-	210,000
Interest receivable	39,123,640	5,327,378	7,880,017
Subscriptions receivable	7,732,042	991,310	982,431
Receivable for investments sold	-	-	1,635,522
Receivable for swaps	-	11,712	-
Variation margin on futures contracts	-	-	262,170
Variation margin on centrally cleared swaps	-	119,879	1,071,663
Unrealized appreciation on forward foreign currency contracts	-	61,124	5,354,498
Receivable for TBA sale commitments	-	3,558,516	-
Premium paid on OTC swaps	-	-	71,938
Unrealized appreciation on OTC swaps	-	-	6,285
Total Assets	5,232,681,232	953,693,821	807,990,778
LIABILITIES:
Payable for TBA investments purchased	-	116,298,455	50,746,750
Payable for director fees	10,697	10,697	10,697
Payable for investments purchased	25,000,435	5,281,857	8,079,639
Payable for other accrued fees	197,783	114,994	200,256
Payable for shareholder services fees	1,254,535	4,959	5,070
Payable to investment adviser	506,211	194,138	329,858
Payable upon return of securities loaned	21,727,422	2,822,930	103,883
Payable for swaps	-	-	10,940
Redemptions payable	2,974,213	289,522	286,128
Unrealized depreciation on forward foreign currency contracts	-	15,152	6,037,993
Unrealized depreciation on OTC swaps	-	-	147,842
Variation margin on futures contracts	-	541,512	-
Written swaptions, fair value(d)	-	-	161,153
Premium received on OTC swaps	-	-	77,757
TBA sale commitments, fair value(e)	-	3,573,047	-
Total Liabilities	51,671,296	129,147,263	66,197,966
NET ASSETS	$5,181,009,936	$824,546,558	$741,792,812
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$44,173,262	$9,600,727	$9,594,860
Paid-in capital in excess of par	5,347,919,796	886,271,380	800,124,787
Undistributed/accumulated deficit	(211,083,122)	(71,325,549)	(67,926,835)
NET ASSETS	$5,181,009,936	$824,546,558	$741,792,812
NET ASSETS BY CLASS
Investor Class	$4,127,582,506	$16,364,703	$16,913,476
Institutional Class	$1,053,427,430	$808,181,855	$724,879,336
CAPITAL STOCK:
Authorized
Investor Class	1,300,000,000	40,000,000	35,000,000
Institutional Class	530,000,000	360,000,000	330,000,000
Issued and Outstanding
Investor Class	315,408,351	1,644,316	2,460,560
Institutional Class	126,324,269	94,362,952	93,488,035
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.09	$9.95	$6.87
Institutional Class	$8.34	$8.56	$7.75
(a) Cost of investments	$5,415,203,393	$946,941,367	$774,232,623
(b) Including fair value of securities on loan	$20,868,840	$2,700,779	$96,672
(c) Cost of cash denominated in foreign currencies	$-	$-	$3,882,292
(d) Premiums received	$-	$-	$(325,260)
(e) Proceeds from TBA sale commitments	$-	$(3,558,516)	$-
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower High Yield Bond Fund	Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
ASSETS:
Investments in securities, fair value(a)(b)	$871,414,645	$577,868,531	$1,486,182,472
Cash	44,110,973	7,107,187	28,453,906
Cash denominated in foreign currencies, fair value(c)	21,725	-	189,141
Cash pledged on futures contracts	-	4,484,648	263,370
Cash pledged on centrally cleared swaps	759,796	9,635,723	251
Dividends and interest receivable	12,186,659	3,461,012	15,909,455
Subscriptions receivable	1,050,046	682,978	1,949,215
Receivable for investments sold	383,061	4,125,717	1,894,616
Receivable for swaps	16,812	-	-
Unrealized appreciation on forward foreign currency contracts	98,400	-	13,902
Total Assets	930,042,117	607,365,796	1,534,856,328
LIABILITIES:
Payable for director fees	10,697	10,691	10,697
Payable for investments purchased	6,955,930	10,798,914	19,512,594
Payable for other accrued fees	100,198	75,895	186,484
Payable for shareholder services fees	141,624	998	152,092
Payable to investment adviser	413,323	146,057	633,400
Payable upon return of securities loaned	28,862,839	621,120	14,770,858
Redemptions payable	810,178	469,099	896,247
Unrealized depreciation on forward foreign currency contracts	5,940	-	-
Variation margin on futures contracts	-	593,478	186,841
Variation margin on centrally cleared swaps	6,756	187,685	-
Total Liabilities	37,307,485	12,903,937	36,349,213
NET ASSETS	$892,734,632	$594,461,859	$1,498,507,115
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,243,905	$6,503,144	$15,565,535
Paid-in capital in excess of par	842,251,668	620,035,013	1,504,611,098
Undistributed/accumulated earnings (deficit)	41,239,059	(32,076,298)	(21,669,518)
NET ASSETS	$892,734,632	$594,461,859	$1,498,507,115
NET ASSETS BY CLASS
Investor Class	$464,004,281	$3,397,656	$498,998,440
Institutional Class	$428,730,351	$591,064,203	$999,508,675
CAPITAL STOCK:
Authorized
Investor Class	310,000,000	30,000,000	200,000,000
Institutional Class	170,000,000	250,000,000	495,000,000
Issued and Outstanding
Investor Class	54,090,877	367,605	36,459,463
Institutional Class	38,348,168	64,663,838	119,195,886
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.58	$9.24	$13.69
Institutional Class	$11.18	$9.14	$8.39
(a) Cost of investments	$832,809,817	$585,542,233	$1,485,250,486
(b) Including fair value of securities on loan	$27,909,539	$600,149	$14,180,630
(c) Cost of cash denominated in foreign currencies	$26,943	$-	$188,164
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
ASSETS:
Investments in securities, fair value(a)(b)	$605,198,089	$574,274,330
Cash	871,835	10,841,278
Cash pledged on futures contracts	106,926	557
Cash pledged on centrally cleared swaps	1,875,944	-
Interest receivable	4,240,583	3,093,028
Subscriptions receivable	939,516	967,748
Receivable for investments sold	18,374	11,054
Variation margin on futures contracts	10,430	-
Total Assets	613,261,697	589,187,995
LIABILITIES:
Payable for director fees	10,697	10,697
Payable for investments purchased	1,957,149	-
Payable for other accrued fees	77,128	68,261
Payable for shareholder services fees	18,345	28,915
Payable to investment adviser	97,118	107,540
Payable upon return of securities loaned	3,594,360	-
Redemptions payable	336,851	2,038,942
Variation margin on futures contracts	-	109,609
Variation margin on centrally cleared swaps	75,767	-
Total Liabilities	6,167,415	2,363,964
NET ASSETS	$607,094,282	$586,824,031
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,188,529	$6,819,787
Paid-in capital in excess of par	605,985,511	671,844,273
Undistributed/accumulated deficit	(5,079,758)	(91,840,029)
NET ASSETS	$607,094,282	$586,824,031
NET ASSETS BY CLASS
Investor Class	$60,247,192	$96,020,932
Institutional Class	$546,847,090	$490,803,099
CAPITAL STOCK:
Authorized
Investor Class	40,000,000	100,000,000
Institutional Class	175,000,000	265,000,000
Issued and Outstanding
Investor Class	5,695,471	8,598,620
Institutional Class	56,189,820	59,599,253
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.58	$11.17
Institutional Class	$9.73	$8.24
(a) Cost of investments	$607,183,207	$585,512,143
(b) Including fair value of securities on loan	$3,480,247	$-
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
INVESTMENT INCOME:
Interest	$102,145,207	$16,801,093	$13,904,715
Income from securities lending (net of fees)	56,881	10,309	1,814
Foreign withholding tax	-	-	(6,316)
Total Income	102,202,088	16,811,402	13,900,213
EXPENSES:
Management fees	2,809,000	1,210,146	1,938,266
Shareholder services fees – Investor Class	6,915,707	31,263	28,649
Audit and tax fees	22,663	26,823	42,672
Custodian fees	83,713	55,337	178,451
Directors fees	23,339	23,339	23,339
Legal fees	6,204	6,204	6,204
Pricing fees	113,416	90,029	57,637
Registration fees	142,296	41,700	27,259
Shareholder report fees	40,428	361	309
Transfer agent fees	5,711	5,197	4,992
Other fees	28,349	25,652	22,226
Total Expenses	10,190,826	1,516,051	2,330,004
Less amount waived by investment adviser	-	161,633	103,821
Net Expenses	10,190,826	1,354,418	2,226,183
NET INVESTMENT INCOME	92,011,262	15,456,984	11,674,030
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(9,008,273)	(1,608,636)	(7,924,950)
Net realized gain (loss) on swaps	-	1,352,047	(140,553)
Net realized gain (loss) on futures contracts	-	(3,144,247)	163,247
Net realized gain on written options	-	-	496,696
Net realized gain (loss) on foreign currency transactions	-	(24,170)	5,283,990
Net realized gain (loss) on forward foreign currency contracts	-	53,606	(285,892)
Net Realized Loss	(9,008,273)	(3,371,400)	(2,407,462)
Net change in unrealized depreciation on investments	(57,023,145)	(7,153,439)	(12,536,712)
Net change in unrealized depreciation on swaps	-	(866,212)	(2,153,576)
Net change in unrealized appreciation (depreciation) on futures contracts	-	1,365,296	(1,329,841)
Net change in unrealized depreciation on foreign currency translations	-	-	(111,662)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	-	63,017	(1,490,084)
Net change in unrealized appreciation on written options	-	-	122,467
Net Change in Unrealized Depreciation	(57,023,145)	(6,591,338)	(17,499,408)
Net Realized and Unrealized Loss	(66,031,418)	(9,962,738)	(19,906,870)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,979,844	$5,494,246	$(8,232,840)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
	Empower High Yield Bond Fund	Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
INVESTMENT INCOME:
Interest	$19,162,240	$14,606,116	$41,440,041
Income from securities lending (net of fees)	124,851	672	39,368
Dividends	504,853	-	44,434
Foreign withholding tax	(261)	-	-
Total Income	19,791,683	14,606,788	41,523,843
EXPENSES:
Management fees	2,310,384	886,642	3,573,444
Shareholder services fees – Investor Class	766,633	5,834	847,495
Audit and tax fees	39,824	26,689	38,964
Custodian fees	20,059	19,018	104,150
Directors fees	23,339	23,332	23,339
Legal fees	6,204	6,202	6,204
Pricing fees	25,187	19,354	93,444
Registration fees	49,360	32,388	68,364
Shareholder report fees	46,374	156	33,313
Transfer agent fees	5,070	5,025	6,299
Other fees	21,566	24,905	26,319
Total Expenses	3,314,000	1,049,545	4,821,335
Less amount waived by investment adviser	109,183	103,628	82,636
Net Expenses	3,204,817	945,917	4,738,699
NET INVESTMENT INCOME	16,586,866	13,660,871	36,785,144
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	20,189,657	(1,988,213)	(2,776,559)
Net realized gain (loss) on swaps	(122,817)	5,348,528	148,832
Net realized loss on futures contracts	-	(6,120,736)	(5,784,744)
Net realized gain (loss) on foreign currency transactions	(437)	-	196,830
Net realized gain (loss) on forward foreign currency contracts	79,293	-	(51,849)
Net Realized Gain (Loss)	20,145,696	(2,760,421)	(8,267,490)
Net change in unrealized appreciation (depreciation) on investments	11,880,740	(5,375,913)	(11,501,486)
Net change in unrealized appreciation (depreciation) on swaps	317,169	(742,676)	-
Net change in unrealized depreciation on futures contracts	-	(597,833)	(553,630)
Net change in unrealized appreciation (depreciation) on foreign currency translations	(5,218)	-	977
Net change in unrealized appreciation on forward foreign currency contracts	122,302	-	13,902
Net Change in Unrealized Appreciation (Depreciation)	12,314,993	(6,716,422)	(12,040,237)
Net Realized and Unrealized Gain (Loss)	32,460,689	(9,476,843)	(20,307,727)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,047,555	$4,184,028	$16,477,417
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
	Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
INVESTMENT INCOME:
Interest	$13,378,027	$13,252,276
Income from securities lending (net of fees)	14,044	2,344
Total Income	13,392,071	13,254,620
EXPENSES:
Management fees	645,796	710,594
Shareholder services fees – Investor Class	107,661	162,388
Audit and tax fees	34,629	21,701
Custodian fees	24,723	10,183
Directors fees	23,339	23,339
Legal fees	6,204	6,204
Pricing fees	30,538	4,282
Registration fees	31,392	24,760
Shareholder report fees	368	10,601
Transfer agent fees	5,094	5,955
Other fees	25,330	25,297
Total Expenses	935,074	1,005,304
Less amount waived by investment adviser	144,046	90,929
Net Expenses	791,028	914,375
NET INVESTMENT INCOME	12,601,043	12,340,245
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	110,707	(3,625,758)
Net realized loss on swaps	(523,043)	-
Net realized loss on futures contracts	(560,459)	(1,248,858)
Net Realized Loss	(972,795)	(4,874,616)
Net change in unrealized depreciation on investments	(4,432,113)	(4,729,291)
Net change in unrealized depreciation on swaps	(1,598,194)	-
Net change in unrealized appreciation on futures contracts	52,076	438,919
Net Change in Unrealized Depreciation	(5,978,231)	(4,290,372)
Net Realized and Unrealized Loss	(6,951,026)	(9,164,988)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,650,017	$3,175,257
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Bond Index Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$92,011,262	$158,172,837
Net realized loss	(9,008,273)	(14,839,228)
Net change in unrealized appreciation (depreciation)	(57,023,145)	136,580,866
Net Increase in Net Assets Resulting from Operations	25,979,844	279,914,475
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(103,153,270)
Institutional Class	-	(44,510,057)
From Net Investment Income	0	(147,663,327)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	607,135,918	1,134,917,019
Institutional Class	165,586,208	221,958,879
Shares issued in reinvestment of distributions
Investor Class	-	103,153,270
Institutional Class	-	44,510,057
Shares redeemed
Investor Class	(327,823,515)	(640,981,252)
Institutional Class	(76,535,111)	(206,274,177)
Net Increase in Net Assets Resulting from Capital Share Transactions	368,363,500	657,283,796
Total Increase in Net Assets	394,343,344	789,534,944
NET ASSETS:
Beginning of period	4,786,666,592	3,997,131,648
End of period	$5,181,009,936	$4,786,666,592
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	46,456,061	87,361,453
Institutional Class	19,936,820	26,253,172
Shares issued in reinvestment of distributions
Investor Class	-	7,895,510
Institutional Class	-	5,353,110
Shares redeemed
Investor Class	(25,105,619)	(49,492,868)
Institutional Class	(9,202,807)	(24,621,688)
Net Increase	32,084,455	52,748,689
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Core Bond Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$15,456,984	$25,103,983
Net realized loss	(3,371,400)	(1,956,136)
Net change in unrealized appreciation (depreciation)	(6,591,338)	20,017,594
Net Increase in Net Assets Resulting from Operations	5,494,246	43,165,441
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(524,203)
Institutional Class	-	(25,337,000)
From Net Investment Income	0	(25,861,203)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,823,283	9,761,560
Institutional Class	124,410,416	238,111,003
Shares issued in reinvestment of distributions
Investor Class	-	524,203
Institutional Class	-	25,337,000
Shares redeemed
Investor Class	(4,712,373)	(20,450,879)
Institutional Class	(42,466,874)	(73,731,911)
Net Increase in Net Assets Resulting from Capital Share Transactions	79,054,452	179,550,976
Total Increase in Net Assets	84,548,698	196,855,214
NET ASSETS:
Beginning of period	739,997,860	543,142,646
End of period	$824,546,558	$739,997,860
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	183,293	983,459
Institutional Class	14,593,701	27,891,914
Shares issued in reinvestment of distributions
Investor Class	-	52,733
Institutional Class	-	2,968,352
Shares redeemed
Investor Class	(474,559)	(2,100,159)
Institutional Class	(4,978,797)	(8,657,900)
Net Increase	9,323,638	21,138,399
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Global Bond Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$11,674,030	$21,376,656
Net realized gain (loss)	(2,407,462)	5,299,503
Net change in unrealized appreciation (depreciation)	(17,499,408)	17,011,958
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,232,840)	43,688,117
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(472,027)
Institutional Class	-	(18,354,058)
From Net Investment Income	0	(18,826,085)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,789,364	5,096,060
Institutional Class	116,904,006	195,616,011
Shares issued in reinvestment of distributions
Investor Class	-	472,027
Institutional Class	-	18,354,058
Shares redeemed
Investor Class	(1,721,851)	(5,837,133)
Institutional Class	(33,704,243)	(128,938,094)
Net Increase in Net Assets Resulting from Capital Share Transactions	84,267,276	84,762,929
Total Increase in Net Assets	76,034,436	109,624,961
NET ASSETS:
Beginning of period	665,758,376	556,133,415
End of period	$741,792,812	$665,758,376
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	402,281	725,512
Institutional Class	15,074,160	24,799,929
Shares issued in reinvestment of distributions
Investor Class	-	67,369
Institutional Class	-	2,327,847
Shares redeemed
Investor Class	(248,875)	(849,160)
Institutional Class	(4,315,307)	(16,612,259)
Net Increase	10,912,259	10,459,238
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower High Yield Bond Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$16,586,866	$32,360,018
Net realized gain	20,145,696	13,606,052
Net change in unrealized appreciation	12,314,993	15,260,922
Net Increase in Net Assets Resulting from Operations	49,047,555	61,226,992
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(18,420,291)
Institutional Class	-	(13,872,781)
From Net Investment Income	0	(32,293,072)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	62,817,532	115,035,557
Institutional Class	43,447,385	107,738,214
Shares issued in reinvestment of distributions
Investor Class	-	18,420,291
Institutional Class	-	13,872,781
Shares redeemed
Investor Class	(39,496,642)	(87,328,948)
Institutional Class	(26,320,935)	(44,928,783)
Net Increase in Net Assets Resulting from Capital Share Transactions	40,447,340	122,809,112
Total Increase in Net Assets	89,494,895	151,743,032
NET ASSETS:
Beginning of period	803,239,737	651,496,705
End of period	$892,734,632	$803,239,737
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,551,426	14,182,006
Institutional Class	3,995,757	10,259,726
Shares issued in reinvestment of distributions
Investor Class	-	2,268,459
Institutional Class	-	1,313,937
Shares redeemed
Investor Class	(4,755,826)	(10,911,378)
Institutional Class	(2,431,691)	(4,327,884)
Net Increase	4,359,666	12,784,866
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Inflation-Protected Securities Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$13,660,871	$19,767,696
Net realized gain (loss)	(2,760,421)	12,157,266
Net change in unrealized appreciation (depreciation)	(6,716,422)	340,357
Net Increase in Net Assets Resulting from Operations	4,184,028	32,265,319
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(121,474)
Institutional Class	-	(19,336,806)
From Net Investment Income	0	(19,458,280)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	386,433	1,065,044
Institutional Class	112,343,451	141,746,722
Shares issued in reinvestment of distributions
Investor Class	-	121,474
Institutional Class	-	19,336,806
Shares redeemed
Investor Class	(505,924)	(1,723,885)
Institutional Class	(32,578,677)	(139,013,860)
Net Increase in Net Assets Resulting from Capital Share Transactions	79,645,283	21,532,301
Total Increase in Net Assets	83,829,311	34,339,340
NET ASSETS:
Beginning of period	510,632,548	476,293,208
End of period	$594,461,859	$510,632,548
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	41,873	114,655
Institutional Class	12,334,481	15,360,774
Shares issued in reinvestment of distributions
Investor Class	-	13,190
Institutional Class	-	2,127,678
Shares redeemed
Investor Class	(54,753)	(189,317)
Institutional Class	(3,562,493)	(15,306,928)
Net Increase	8,759,108	2,120,052
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Multi-Sector Bond Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$36,785,144	$64,780,803
Net realized gain (loss)	(8,267,490)	2,008,473
Net change in unrealized appreciation (depreciation)	(12,040,237)	28,727,028
Net Increase in Net Assets Resulting from Operations	16,477,417	95,516,304
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(15,097,399)
Institutional Class	-	(51,762,104)
From Net Investment Income	0	(66,859,503)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	66,017,212	126,030,479
Institutional Class	141,937,405	339,437,568
Shares issued in reinvestment of distributions
Investor Class	-	15,097,399
Institutional Class	-	51,762,104
Shares redeemed
Investor Class	(47,896,667)	(109,336,564)
Institutional Class	(67,626,508)	(122,502,228)
Net Increase in Net Assets Resulting from Capital Share Transactions	92,431,442	300,488,758
Total Increase in Net Assets	108,908,859	329,145,559
NET ASSETS:
Beginning of period	1,389,598,256	1,060,452,697
End of period	$1,498,507,115	$1,389,598,256
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,843,958	9,364,756
Institutional Class	17,030,970	40,228,082
Shares issued in reinvestment of distributions
Investor Class	-	1,112,146
Institutional Class	-	6,235,156
Shares redeemed
Investor Class	(3,521,437)	(8,166,791)
Institutional Class	(8,121,164)	(14,561,932)
Net Increase	10,232,327	34,211,417
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Short Duration Bond Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$12,601,043	$23,730,651
Net realized gain (loss)	(972,795)	401,514
Net change in unrealized appreciation (depreciation)	(5,978,231)	3,666,322
Net Increase in Net Assets Resulting from Operations	5,650,017	27,798,487
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(1,943,859)
Institutional Class	-	(18,743,811)
From Net Investment Income	0	(20,687,670)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,120,925	107,801,720
Institutional Class	82,928,310	140,023,500
Shares issued in reinvestment of distributions
Investor Class	-	1,943,859
Institutional Class	-	18,743,811
Shares redeemed
Investor Class	(8,104,412)	(113,835,949)
Institutional Class	(25,518,298)	(44,552,147)
Net Increase in Net Assets Resulting from Capital Share Transactions	52,426,525	110,124,794
Total Increase in Net Assets	58,076,542	117,235,611
NET ASSETS:
Beginning of period	549,017,740	431,782,129
End of period	$607,094,282	$549,017,740
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	296,002	10,364,889
Institutional Class	8,562,067	14,311,404
Shares issued in reinvestment of distributions
Investor Class	-	185,146
Institutional Class	-	1,942,869
Shares redeemed
Investor Class	(769,287)	(10,794,170)
Institutional Class	(2,634,659)	(4,577,167)
Net Increase	5,454,123	11,432,971
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower U.S. Government Securities Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$12,340,245	$23,046,235
Net realized loss	(4,874,616)	(3,886,698)
Net change in unrealized appreciation (depreciation)	(4,290,372)	18,548,018
Net Increase in Net Assets Resulting from Operations	3,175,257	37,707,555
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(2,365,380)
Institutional Class	-	(21,081,598)
From Net Investment Income	0	(23,446,978)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	22,959,691	48,442,996
Institutional Class	76,912,362	175,947,054
Shares issued in reinvestment of distributions
Investor Class	-	2,365,380
Institutional Class	-	21,081,598
Shares redeemed
Investor Class	(18,372,096)	(100,783,292)
Institutional Class	(128,949,490)	(87,843,201)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(47,449,533)	59,210,535
Total Increase (Decrease) in Net Assets	(44,274,276)	73,471,112
NET ASSETS:
Beginning of period	631,098,307	557,627,195
End of period	$586,824,031	$631,098,307
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,058,879	4,366,337
Institutional Class	9,356,233	21,266,520
Shares issued in reinvestment of distributions
Investor Class	-	211,969
Institutional Class	-	2,566,207
Shares redeemed
Investor Class	(1,646,754)	(9,227,506)
Institutional Class	(15,717,988)	(10,643,778)
Net Increase (Decrease)	(5,949,630)	8,539,749
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$13.02	0.24	(0.17)	0.07	—	—	—	—	$13.09	0.54% (d)
12/31/2025	$12.55	0.47	0.36	0.83	—	(0.36)	—	(0.36)	$13.02	6.62%
12/31/2024	$12.75	0.44	(0.34)	0.10	—	(0.30)	—	(0.30)	$12.55	0.82%
12/31/2023	$12.39	0.37	0.24	0.61	(0.01)	(0.24)	—	(0.25)	$12.75	5.02%
12/31/2022	$14.54	0.23	(2.22)	(1.99)	—	(0.15)	(0.01)	(0.16)	$12.39	(13.68%)
12/31/2021	$15.12	0.16	(0.52)	(0.36)	—	(0.12)	(0.10)	(0.22)	$14.54	(2.39%)
Institutional Class
06/30/2026 (Unaudited)	$8.28	0.17	(0.11)	0.06	—	—	—	—	$8.34	0.72% (d)
12/31/2025	$8.12	0.33	0.23	0.56	—	(0.40)	—	(0.40)	$8.28	6.94%
12/31/2024	$8.37	0.31	(0.21)	0.10	—	(0.35)	—	(0.35)	$8.12	1.22%
12/31/2023	$8.25	0.28	0.15	0.43	(0.01)	(0.30)	—	(0.31)	$8.37	5.38%
12/31/2022	$9.77	0.18	(1.49)	(1.31)	—	(0.20)	(0.01)	(0.21)	$8.25	(13.44%)
12/31/2021	$10.22	0.14	(0.34)	(0.20)	—	(0.15)	(0.10)	(0.25)	$9.77	(1.98%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2026 (Unaudited)	$4,127,583	0.48% (f)	0.48% (f)	3.67% (f)	16% (d)
12/31/2025	$3,829,202	0.49%	0.49%	3.58%	21%
12/31/2024	$3,115,595	0.49%	0.49%	3.43%	27%
12/31/2023	$2,770,265	0.50%	0.50%	3.01%	27%
12/31/2022	$1,862,529	0.51%	0.50%	1.78%	25%
12/31/2021	$1,349,431	0.50%	0.50%	1.05%	39%
Institutional Class
06/30/2026 (Unaudited)	$1,053,427	0.13% (f)	0.13% (f)	4.02% (f)	16% (d)
12/31/2025	$957,465	0.13%	0.13%	3.93%	21%
12/31/2024	$881,537	0.14%	0.14%	3.73%	27%
12/31/2023	$833,898	0.14%	0.14%	3.33%	27%
12/31/2022	$795,453	0.15%	0.15%	2.07%	25%
12/31/2021	$954,505	0.14%	0.14%	1.43%	39%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2026 (Unaudited)	$9.90	0.18	(0.13)	0.05	-	-	-	-	$9.95	0.51% (d)
12/31/2025	$9.54	0.36	0.28	0.64	-	(0.28)	-	(0.28)	$9.90	6.75%
12/31/2024	$9.71	0.36	(0.22)	0.14	-	(0.31)	-	(0.31)	$9.54	1.53%
12/31/2023	$9.34	0.31	0.27	0.58	-	(0.21)	-	(0.21)	$9.71	6.20%
12/31/2022	$11.08	0.18	(1.81)	(1.63)	-	(0.11)	-	(0.11)	$9.34	(14.70%)
12/31/2021	$11.55	0.12	(0.30)	(0.18)	(0.01)	(0.08)	(0.20)	(0.29)	$11.08	(1.55%)
Institutional Class
06/30/2026 (Unaudited)	$8.51	0.17	(0.12)	0.05	-	-	-	-	$8.56	0.59% (d)
12/31/2025	$8.23	0.34	0.25	0.59	-	(0.31)	-	(0.31)	$8.51	7.18%
12/31/2024	$8.41	0.34	(0.19)	0.15	-	(0.33)	-	(0.33)	$8.23	1.80%
12/31/2023	$8.38	0.31	0.24	0.55	-	(0.52)	-	(0.52)	$8.41	6.62%
12/31/2022	$10.01	0.20	(1.64)	(1.44)	-	(0.19)	-	(0.19)	$8.38	(14.37%)
12/31/2021	$10.51	0.15	(0.28)	(0.13)	(0.01)	(0.16)	(0.20)	(0.37)	$10.01	(1.21%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
06/30/2026 (Unaudited)	$16,365	0.89%(g)	0.70%(g)	3.74%(g)	117%(d)
12/31/2025	$19,156	0.87%	0.70%	3.66%	197%
12/31/2024	$28,602	0.89%	0.70%	3.67%	278%
12/31/2023	$24,640	0.88%	0.70%	3.25%	440%
12/31/2022	$45,622	0.81%	0.70%	1.79%	490%
12/31/2021	$95,010	0.75%	0.70%	1.07%	407%
Institutional Class
06/30/2026 (Unaudited)	$808,182	0.39%(g)	0.35%(g)	4.10%(g)	117%(d)
12/31/2025	$720,842	0.39%	0.35%	3.99%	197%
12/31/2024	$514,541	0.41%	0.35%	4.00%	278%
12/31/2023	$468,070	0.41%	0.35%	3.65%	440%
12/31/2022	$394,322	0.40%	0.35%	2.20%	490%
12/31/2021	$474,577	0.37%	0.35%	1.42%	407%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 33% for the period ended June 30, 2026, and 48%, 58%, 47%, 50% and 72% for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(g)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2026 (Unaudited)	$6.97	0.11	(0.21)	(0.10)	-	-	-	-	$6.87	(1.43%) (d)
12/31/2025	$6.68	0.23	0.27	0.50	-	(0.21)	-	(0.21)	$6.97	7.54%
12/31/2024	$6.92	0.21	(0.27)	(0.06)	-	(0.18)	-	(0.18)	$6.68	(0.87%)
12/31/2023	$6.64	0.16	0.18	0.34	(0.03)	(0.03)	-	(0.06)	$6.92	5.13%
12/31/2022	$7.88	0.10	(1.26)	(1.16)	(0.03)	(0.02)	(0.03)	(0.08)	$6.64	(14.65%)
12/31/2021	$8.43	0.03	(0.57)	(0.54)	-	(0.01)	-	(0.01)	$7.88	(6.46%)
Institutional Class
06/30/2026 (Unaudited)	$7.85	0.13	(0.23)	(0.10)	-	-	-	-	$7.75	(1.27%) (d)
12/31/2025	$7.48	0.29	0.31	0.60	-	(0.23)	-	(0.23)	$7.85	7.89%
12/31/2024	$7.73	0.26	(0.31)	(0.05)	-	(0.20)	-	(0.20)	$7.48	(0.49%)
12/31/2023	$7.40	0.21	0.19	0.40	(0.03)	(0.04)	-	(0.07)	$7.73	5.42%
12/31/2022	$8.75	0.14	(1.40)	(1.26)	(0.03)	(0.03)	(0.03)	(0.09)	$7.40	(14.35%)
12/31/2021	$9.33	0.07	(0.63)	(0.56)	-	(0.02)	-	(0.02)	$8.75	(6.03%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
06/30/2026 (Unaudited)	$16,913	1.18%(g)	1.00%(g)	3.10%(g)	100%(d)
12/31/2025	$16,090	1.20%	1.00%	3.34%	153%
12/31/2024	$15,780	1.22%	1.00%	3.04%	197%
12/31/2023	$18,858	1.17%	1.00%	2.41%	160%
12/31/2022	$20,801	1.13%	1.00%	1.48%	176%
12/31/2021	$25,775	1.09%	1.01%	0.32%	184%
Institutional Class
06/30/2026 (Unaudited)	$724,879	0.67%(g)	0.65%(g)	3.44%(g)	100%(d)
12/31/2025	$649,668	0.68%	0.65%	3.68%	153%
12/31/2024	$540,353	0.68%	0.65%	3.42%	197%
12/31/2023	$510,363	0.67%	0.65%	2.82%	160%
12/31/2022	$421,489	0.65%	0.65%	1.83%	176%
12/31/2021	$513,789	0.64%	0.64%	0.74%	184%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 55% for the period ended June 30, 2026 and 76%, 99%, 90%, 96%, and 138% for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(g)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2026 (Unaudited)	$8.10	0.16	0.32	0.48	-	-	-	$8.58	5.93% (d)
12/31/2025	$7.78	0.36	0.34	0.70	(0.38)	-	(0.38)	$8.10	8.96%
12/31/2024	$7.53	0.35	0.23	0.58	(0.33)	-	(0.33)	$7.78	7.64%
12/31/2023	$7.15	0.30	0.49	0.79	(0.41)	-	(0.41)	$7.53	11.14%
12/31/2022	$8.40	0.21	(1.21)	(1.00)	(0.25)	-	(0.25)	$7.15	(11.80%)
12/31/2021	$8.36	0.16	0.14	0.30	(0.26)	-	(0.26)	$8.40	3.65%
Institutional Class
06/30/2026 (Unaudited)	$10.54	0.22	0.42	0.64	-	-	-	$11.18	6.07% (d)
12/31/2025	$10.00	0.50	0.43	0.93	(0.39)	-	(0.39)	$10.54	9.34%
12/31/2024	$9.55	0.48	0.29	0.77	(0.32)	-	(0.32)	$10.00	8.03%
12/31/2023	$8.99	0.43	0.59	1.02	(0.46)	-	(0.46)	$9.55	11.55%
12/31/2022	$10.47	0.30	(1.52)	(1.22)	(0.26)	-	(0.26)	$8.99	(11.61%)
12/31/2021	$10.28	0.31	0.10	0.41	(0.22)	-	(0.22)	$10.47	4.03%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/30/2026 (Unaudited)	$464,004	0.97%(f)	0.93%(f)	3.78%(f)	27%(d)
12/31/2025	$415,544	1.03%	0.98%	4.43%	57%
12/31/2024	$356,078	1.05%	0.98%	4.45%	59%
12/31/2023	$154,223	1.09%	1.03%	4.12%	64%
12/31/2022	$277,799	1.14%	1.09%	2.84%	49%
12/31/2021	$290,677	1.20%	1.10%	1.88%	58%
Institutional Class
06/30/2026 (Unaudited)	$428,730	0.59%(f)	0.58%(f)	4.13%(f)	27%(d)
12/31/2025	$387,696	0.65%	0.63%	4.78%	57%
12/31/2024	$295,418	0.66%	0.63%	4.84%	59%
12/31/2023	$267,558	0.69%	0.66%	4.62%	64%
12/31/2022	$224,746	0.76%	0.74%	3.13%	49%
12/31/2021	$293,237	0.78%	0.75%	2.94%	58%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$9.19	0.20	(0.15)	0.05	—	—	—	$9.24	0.65% (d)
12/31/2025	$8.91	0.37	0.24	0.61	(0.33)	—	(0.33)	$9.19	6.75%
12/31/2024	$8.97	0.34	(0.08)	0.26	(0.32)	—	(0.32)	$8.91	2.80%
12/31/2023	$8.94	0.33	0.08	0.41	(0.38)	—	(0.38)	$8.97	4.76%
12/31/2022	$10.63	0.43	(1.36)	(0.93)	(0.50)	(0.26)	(0.76)	$8.94	(8.92%)
12/31/2021	$10.46	0.29	0.20	0.49	(0.26)	(0.06)	(0.32)	$10.63	4.76%
Institutional Class
06/30/2026 (Unaudited)	$9.07	0.23	(0.16)	0.07	—	—	—	$9.14	0.88% (d)
12/31/2025	$8.79	0.39	0.25	0.64	(0.36)	—	(0.36)	$9.07	7.17%
12/31/2024	$8.87	0.37	(0.10)	0.27	(0.35)	—	(0.35)	$8.79	3.10%
12/31/2023	$8.85	0.36	0.09	0.45	(0.43)	—	(0.43)	$8.87	5.13%
12/31/2022	$10.54	0.46	(1.35)	(0.89)	(0.54)	(0.26)	(0.80)	$8.85	(8.66%)
12/31/2021	$10.39	0.33	0.20	0.53	(0.32)	(0.06)	(0.38)	$10.54	5.18%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Investor Class
06/30/2026 (Unaudited)	$3,398	1.89% (g)	0.70% (g)	4.40% (g)	57% (d)
12/31/2025	$3,497	1.83%	0.70%	3.94%	180%
12/31/2024	$3,937	2.02%	0.70%	3.72%	144%
12/31/2023	$4,337	1.82%	0.70%	3.70%	121%
12/31/2022	$4,312	1.57%	0.70%	4.34%	49%
12/31/2021	$6,194	1.12%	0.70%	2.75%	137%
Institutional Class
06/30/2026 (Unaudited)	$591,064	0.38% (g)	0.35% (g)	5.09% (g)	57% (d)
12/31/2025	$507,136	0.39%	0.35%	4.25%	180%
12/31/2024	$472,357	0.39%	0.35%	4.07%	144%
12/31/2023	$429,971	0.39%	0.35%	4.05%	121%
12/31/2022	$376,522	0.39%	0.35%	4.72%	49%
12/31/2021	$483,913	0.37%	0.35%	3.09%	137%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions. Excluding TBA and dollar roll transactions in fiscal years shown prior to 2025, the portfolio turnover would have been 120%, 109%, 48%, and 46% for the years ended December 31, 2024, 2023, 2022, and 2021, respectively.
(g)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$13.55	0.34	(0.20)	0.14	—	—	—	$13.69	1.03% (d)
12/31/2025	$12.95	0.69	0.35	1.04	(0.44)	—	(0.44)	$13.55	7.98%
12/31/2024	$12.77	0.71	(0.05)	0.66	(0.48)	—	(0.48)	$12.95	5.14%
12/31/2023	$12.22	0.63	0.32	0.95	(0.40)	—	(0.40)	$12.77	7.88%
12/31/2022	$14.15	0.47	(2.08)	(1.61)	(0.30)	(0.02)	(0.32)	$12.22	(11.42%)
12/31/2021	$14.57	0.41	(0.28)	0.13	(0.34)	(0.21)	(0.55)	$14.15	0.89%
Institutional Class
06/30/2026 (Unaudited)	$8.28	0.22	(0.11)	0.11	—	—	—	$8.39	1.21% (d)
12/31/2025	$8.10	0.46	0.22	0.68	(0.50)	—	(0.50)	$8.28	8.39%
12/31/2024	$8.19	0.48	(0.04)	0.44	(0.53)	—	(0.53)	$8.10	5.55%
12/31/2023	$8.01	0.44	0.21	0.65	(0.47)	—	(0.47)	$8.19	8.17%
12/31/2022	$9.44	0.34	(1.38)	(1.04)	(0.37)	(0.02)	(0.39)	$8.01	(11.06%)
12/31/2021	$9.98	0.31	(0.19)	0.12	(0.45)	(0.21)	(0.66)	$9.44	1.16%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2026 (Unaudited)	$498,998	0.92% (f)	0.90% (f)	4.97% (f)	24% (d)
12/31/2025	$475,934	0.93%	0.90%	5.13%	74%
12/31/2024	$425,171	0.96%	0.90%	5.40%	65%
12/31/2023	$330,430	0.97%	0.90%	5.04%	63%
12/31/2022	$234,286	0.99%	0.90%	3.65%	67%
12/31/2021	$162,932	0.93%	0.90%	2.83%	67%
Institutional Class
06/30/2026 (Unaudited)	$999,509	0.56% (f)	0.55% (f)	5.32% (f)	24% (d)
12/31/2025	$913,664	0.56%	0.55%	5.48%	74%
12/31/2024	$635,282	0.58%	0.55%	5.75%	65%
12/31/2023	$570,633	0.59%	0.55%	5.37%	63%
12/31/2022	$431,059	0.60%	0.55%	4.03%	67%
12/31/2021	$527,720	0.57%	0.55%	3.16%	67%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$10.49	0.22	(0.13)	0.09	—	—	—	—	$10.58	0.86% (d)
12/31/2025	$10.27	0.47	0.07	0.54	—	(0.32)	—	(0.32)	$10.49	5.29%
12/31/2024	$10.29	0.43	0.01	0.44	—	(0.46)	—	(0.46)	$10.27	4.24%
12/31/2023	$9.97	0.32	0.24	0.56	(0.00) (e)	(0.24)	—	(0.24)	$10.29	5.67%
12/31/2022	$10.57	0.19	(0.64)	(0.45)	—	(0.15)	—	(0.15)	$9.97	(4.25%)
12/31/2021	$10.77	0.11	(0.11)	0.00 (e)	(0.00) (e)	(0.11)	(0.09)	(0.20)	$10.57	(0.03%)
Institutional Class
06/30/2026 (Unaudited)	$9.64	0.22	(0.13)	0.09	—	—	—	—	$9.73	0.93% (d)
12/31/2025	$9.48	0.46	0.09	0.55	—	(0.39)	—	(0.39)	$9.64	5.80%
12/31/2024	$9.53	0.44	(0.00) (e)	0.44	—	(0.49)	—	(0.49)	$9.48	4.65%
12/31/2023	$9.29	0.33	0.22	0.55	(0.00) (e)	(0.31)	—	(0.31)	$9.53	5.98%
12/31/2022	$9.88	0.20	(0.59)	(0.39)	—	(0.20)	—	(0.20)	$9.29	(3.95%)
12/31/2021	$10.11	0.14	(0.10)	0.04	(0.00) (e)	(0.18)	(0.09)	(0.27)	$9.88	0.34%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2026 (Unaudited)	$60,247	0.67% (g)	0.59% (g)	4.18% (g)	16% (d)
12/31/2025	$64,718	0.66%	0.59%	4.42%	50%
12/31/2024	$65,870	0.69%	0.59%	4.11%	96%
12/31/2023	$66,610	0.67%	0.60%	3.15%	58%
12/31/2022	$63,874	0.68%	0.60%	1.84%	76%
12/31/2021	$58,567	0.66%	0.60%	1.06%	123%
Institutional Class
06/30/2026 (Unaudited)	$546,847	0.29% (g)	0.24% (g)	4.53% (g)	16% (d)
12/31/2025	$484,299	0.29%	0.24%	4.73%	50%
12/31/2024	$365,913	0.29%	0.24%	4.47%	96%
12/31/2023	$341,422	0.28%	0.25%	3.51%	58%
12/31/2022	$271,140	0.28%	0.25%	2.12%	76%
12/31/2021	$317,200	0.26%	0.25%	1.43%	123%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2026 (Unaudited)	$11.12	0.20	(0.15)	0.05	-	-	-	-	$11.17	0.45% (d)
12/31/2025	$10.71	0.42	0.29	0.71	-	(0.30)	-	(0.30)	$11.12	6.60%
12/31/2024	$10.92	0.40	(0.32)	0.08	-	(0.29)	-	(0.29)	$10.71	0.76%
12/31/2023	$10.71	0.37	0.10	0.47	-	(0.26)	-	(0.26)	$10.92	4.44%
12/31/2022	$12.36	0.21	(1.70)	(1.49)	(0.00) (e)	(0.16)	-	(0.16)	$10.71	(12.08%)
12/31/2021	$12.91	0.08	(0.36)	(0.28)	(0.02)	(0.06)	(0.19)	(0.27)	$12.36	(2.15%)
Institutional Class
06/30/2026 (Unaudited)	$8.19	0.16	(0.11)	0.05	-	-	-	-	$8.24	0.61% (d)
12/31/2025	$7.96	0.34	0.22	0.56	-	(0.33)	-	(0.33)	$8.19	7.06%
12/31/2024	$8.22	0.33	(0.24)	0.09	-	(0.35)	-	(0.35)	$7.96	1.07%
12/31/2023	$8.20	0.31	0.07	0.38	-	(0.36)	-	(0.36)	$8.22	4.76%
12/31/2022	$9.56	0.18	(1.30)	(1.12)	(0.00) (e)	(0.24)	-	(0.24)	$8.20	(11.72%)
12/31/2021	$10.03	0.10	(0.28)	(0.18)	(0.03)	(0.07)	(0.19)	(0.29)	$9.56	(1.84%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)(g)
Supplemental Data and Ratios
Investor Class
06/30/2026 (Unaudited)	$96,021	0.65%(h)	0.59%(h)	3.69%(h)	46%(d)
12/31/2025	$91,051	0.67%	0.59%	3.79%	95%
12/31/2024	$137,462	0.64%	0.59%	3.65%	78%
12/31/2023	$307,756	0.62%	0.60%	3.40%	47%
12/31/2022	$374,269	0.63%	0.60%	1.84%	247%
12/31/2021	$326,788	0.65%	0.60%	0.62%	264%
Institutional Class
06/30/2026 (Unaudited)	$490,803	0.27%(h)	0.24%(h)	4.05%(h)	46%(d)
12/31/2025	$540,047	0.27%	0.24%	4.10%	95%
12/31/2024	$420,165	0.26%	0.24%	4.03%	78%
12/31/2023	$349,065	0.28%	0.25%	3.78%	47%
12/31/2022	$210,079	0.26%	0.25%	2.10%	247%
12/31/2021	$250,972	0.26%	0.25%	1.00%	264%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 41% for the period ended June 30, 2026 and 89%, 76%, 40%, 115% and 85%, for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(h)	Annualized.

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act, except the Empower Global Bond Fund which is non-diversified. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Bond Index Fund - seeks investment results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index
Empower Core Bond Fund - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings
Empower Global Bond Fund - seeks current income with capital appreciation and growth of income
Empower High Yield Bond Fund - seeks to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective
Empower Inflation-Protected Securities Fund - seeks real return consistent with the preservation of capital
Empower Multi-Sector Bond Fund - seeks high total investment return through a combination of current income and capital appreciation
Empower Short Duration Bond Fund - seeks maximum total return that is consistent with preservation of capital and liquidity
Empower U.S. Government Securities Fund - seeks the highest level of return consistent with preservation of capital and substantial credit protection
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Semi-Annual Report - June 30, 2026

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.

Semi-Annual Report - June 30, 2026

Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, reference data including market research publications, new issue data, collateral performance and monthly payment information
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, reference data including market research publications, observations of equity and credit default swap curves related to issuer
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, reference data including market research publications and exchange prices
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, reference data including market research publications, new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, reference data including market research publications, reported trades, benchmark yields, new issue data and material event notices
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Rights	Exchange traded close price, bids and evaluated bids
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Purchased and Written Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates and net present value of cash flows
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades and swap curves
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Semi-Annual Report - June 30, 2026

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2026, the inputs used to value the Empower High Yield Bond Fund and the Empower Multi-Sector Bond Fund investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 2 inputs, except for Futures contracts and Government Money Market Mutual Funds, which were valued using Level 1 inputs.
Empower High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$24,419,667	$—	$24,419,667
Corporate Bonds and Notes	—	594,199,613	23	594,199,636
Convertible Bonds	—	189,468,770	—	189,468,770
Common Stock	2,039,817	—	—	2,039,817
Convertible Preferred Stock	—	25,845,129	—	25,845,129
Preferred Stock	—	6,578,787	—	6,578,787
Government Money Market Mutual Funds	28,862,839	—	—	28,862,839
Total investments, at fair value:	30,902,656	840,511,966	23	871,414,645
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	98,400	—	98,400
Credit Default Swaps(a)	—	334,364	—	334,364
Total Assets	$30,902,656	$840,944,730	$23	$871,847,409
Liabilities
Other Financial Investments
Forward Foreign Currency Contracts(a)	—	(5,940)	—	(5,940)
Total Liabilities	$—	$(5,940)	$—	$(5,940)
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Semi-Annual Report - June 30, 2026

Empower Multi-Sector Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$178,926,320	$—	$178,926,320
Bank Loans	—	106,180,323	—	106,180,323
Corporate Bonds and Notes	—	625,471,408	—	625,471,408
Convertible Bonds	—	17,679,507	—	17,679,507
Foreign Government Bonds and Notes	—	166,255,848	—	166,255,848
Mortgage-Backed Securities	—	208,471,721	—	208,471,721
Municipal Bonds and Notes	—	798,191	—	798,191
U.S. Treasury Bonds and Notes	—	161,395,504	—	161,395,504
Common Stock
Communications	—	230,821	—	230,821
Consumer, Non-cyclical	1,387,585	1,490	6,309	1,395,384
Financial	—	31,829	1,300	33,129
Industrial	—	140,209	—	140,209
	1,387,585	404,349	7,609	1,799,543
Convertible Preferred Stock	—	3,537,366	—	3,537,366
Preferred Stock	—	515,906	—	515,906
Rights	—	5,080	—	5,080
Government Money Market Mutual Funds	14,770,858	—	—	14,770,858
Short Term Investments	—	374,897	—	374,897
Total investments, at fair value:	16,158,443	1,470,016,420	7,609	1,486,182,472
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	13,902	—	13,902
Futures Contracts(a)	2,100,592	—	—	2,100,592
Total Assets	$18,259,035	$1,470,030,322	$7,609	$1,488,296,966
Liabilities
Other Financial Investments
Futures Contracts(a)	$(2,463,953)	$—	$—	$(2,463,953)
Total Liabilities	$(2,463,953)	$—	$—	$(2,463,953)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBAs are included in Investments in securities, fair value on the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2026

Short Sales
A Fund may engage in “short sales” including TBA sales commitments. Short sales involve selling short a security (usually a TBA) that a Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into short sales to hedge against anticipated declines in the market price of securities held in a Fund. A Fund does not deliver from the portfolio the securities sold short and does not immediately receive the proceeds of the short sale. A Fund borrows the securities sold short and receives proceeds from the short sale only when a Fund delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain. A gain or loss is recognized upon termination of a short sale. Interest income is not earned on short sales. A Fund nets short and long TBA positions with the same counterparty if a master netting agreement exists.
Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income, if applicable, is accrued as of the ex-dividend date and interest income, if applicable, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on a Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.

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Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, real estate investment trusts, foreign currency reclassifications, foreign currency adjustments, straddle transactions, and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2026 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Bond Index Fund	$5,427,236,930	$16,491,400	$(267,123,097)	$(250,631,697)
Empower Core Bond Fund	943,606,768	415,684,969	(437,083,224)	(21,398,255)
Empower Global Bond Fund	774,872,340	293,497,326	(324,919,059)	(31,421,733)
Empower High Yield Bond Fund	833,043,599	51,738,763	(12,940,893)	38,797,870
Empower Inflation-Protected Securities Fund	586,028,464	786,771,032	(794,671,641)	(7,900,609)
Empower Multi-Sector Bond Fund	1,485,878,223	26,628,013	(26,673,223)	(45,210)
Empower Short Duration Bond Fund	607,183,792	382,088,340	(384,279,605)	(2,191,265)
Empower U.S. Government Securities Fund	585,584,692	1,864,200	(12,911,306)	(11,047,106)
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Funds to lose money on investments denominated in foreign currencies.
Inflation Risk - The risk that the level of inflation and consumer prices will not be accurately predicted, which could significantly harm a Fund’s performance.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

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Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements ("MNA"), or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, if any, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA agreement.
For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged on and cash received on, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of a Fund. Any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to a Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent a Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
Options and Swaptions
A Fund may buy and sell put and call options, or write put and call options in order to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, a Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, a Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an OTC transaction or may be executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as a Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, a Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that a Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.

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Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When options expire, are exercised or closed, the realized gain or loss is included on the Statement of Operations.
Purchased swaptions, if any, are reported in the Schedule of Investments. Written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When swaptions expire, are exercised or closed, the realized gain or loss is included on the Statement of Operations.
Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
Swaps
Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between a Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (OTC swaps) or centrally cleared (centrally cleared swaps).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
For centrally cleared swaps, required initial margin deposits of cash or securities are pledged by a Fund. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are

Semi-Annual Report - June 30, 2026

included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Subsequent payments, known as variation margin, are made or received by a Fund, depending on fluctuations in the value of the centrally cleared swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. A Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit Default Swaps
A Fund may enter into credit default swap contracts in order to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the OTC market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the SOFR, prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to a Fund upon early termination of the swap.
Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps).

Semi-Annual Report - June 30, 2026

Total Return Swap
A Fund may enter into total return swaps in order to gain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market with another security or market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return of an underlying instrument, or basket of underlying instruments, in exchange for interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, a Fund receives payment from or makes a payment to the counterparty.
A Fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between a Fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Bond Fund
Futures Contracts:
Average long contracts	1,105
Average short contracts	234
Average notional long	$152,919,746
Average notional short	$28,600,793
Forward Currency Exchange Contracts:
Average notional amount	$4,198,830
Centrally Cleared Interest Rate Swaps:
Average notional amount	$9,973,620,343
Centrally Cleared Credit Default Swaps:
Average notional amount	$44,157,894
Empower Global Bond Fund
Futures Contracts:
Average long contracts	1,569
Average short contracts	1,286
Average notional long	$534,601,739
Average notional short	$3,608,998,614
Forward Currency Exchange Contracts:
Average notional amount	$516,236,008
Purchased Swaptions:
Average market value	$61,510,714
Written Swaptions:
Average market value	$208,657,143
Centrally Cleared Interest Rate Swaps:
Average notional amount	$9,048,792,603
OTC Interest Rate Swaps:
Average notional amount	$8,400,000
Centrally Cleared Inflation Swaps:
Average notional amount	$116,378,552

Semi-Annual Report - June 30, 2026

Empower Global Bond Fund
Centrally Cleared Credit Default Swaps:
Average notional amount	$201,682,571
OTC Credit Default Swaps:
Average notional amount	$13,674,000
OTC Total Return Swaps:
Average notional amount	$2,027,224
Empower High Yield Bond Fund
Forward Currency Exchange Contracts:
Average notional amount	$11,958,250
Centrally Cleared Credit Default Swaps:
Average notional amount	$11,004,000
Empower Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	3,150
Average short contracts	651
Average notional long	$470,784,409
Average notional short	$81,839,649
Centrally Cleared Interest Rate Swaps:
Average notional amount	$1,312,557,143
Centrally Cleared Inflation Swaps:
Average notional amount	$204,863,410
Empower Multi-Sector Bond Fund
Futures Contracts:
Average long contracts	4,604
Average short contracts	1,871
Average notional long	$499,596,898
Average notional short	$248,669,273
Forward Currency Exchange Contracts:
Average notional amount	$721,558
Centrally Cleared Credit Default Swaps:
Average notional amount	$2,931,429
Empower Short Duration Bond Fund
Futures Contracts:
Average long contracts	179
Average short contracts	25
Average notional long	$37,305,821
Average notional short	$5,247,126
Centrally Cleared Interest Rate Swaps:
Average notional amount	$307,302,857
Empower U.S. Government Securities Fund
Futures Contracts:
Average long contracts	290

Semi-Annual Report - June 30, 2026

Empower U.S. Government Securities Fund
Average short contracts	4
Average notional long	$32,768,262
Average notional short	$404,596
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2026 is as follows:
Empower Core Bond Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$1,210,273	$—	$1,210,273
Forward foreign currency contracts Unrealized appreciation on forward foreign currency contracts	—	—	—	61,124	—	—	61,124
Swaps - centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	142,517	—	—	931,674	—	1,074,191
	$—	$142,517	$—	$61,124	$2,141,947	$—	$2,345,588
Liabilities - Derivative Financial Statements
Futures contracts Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$255,417	$—	$255,417
Forward foreign currency contracts Unrealized depreciation on forward foreign currency contracts	—	—	—	15,152	—	—	15,152
Swaps - centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	15,494	—	—	1,206,282	—	1,221,776
	$—	$15,494	$—	$15,152	$1,461,699	$—	$1,492,345
(a)Includes cumulative appreciation of interest rate contracts, credit contracts, and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2026

Empower Global Bond Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$1,110,322	$—	$1,110,322
Forward foreign currency contracts Unrealized appreciation on forward foreign currency contracts	—	—	—	5,354,498	—	—	5,354,498
Swaps - centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	811,227	—	—	1,063,376	—	1,874,603
Swaps - OTC Unrealized appreciation on OTC swaps(a)	—	967	—	—	5,318	—	6,285
Options purchased Investments, at value	—	8,588	—	—	—	—	8,588
	$—	$820,782	$—	$5,354,498	$2,179,016	$—	$8,354,296
Liabilities - Derivative Financial Statements
Futures contracts Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$1,776,484	$—	$1,776,484
Forward foreign currency contracts Unrealized depreciation on forward foreign currency contracts	—	—	—	6,037,993	—	—	6,037,993
Swaps - centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	1,144,274	—	—	1,861,004	—	3,005,278
Swaps - OTC Unrealized depreciation on OTC swaps(a)	—	147,842	—	—	—	—	147,842
Options written Investments, at value	—	161,153	—	—	—	—	161,153
	$—	$1,453,269	$—	$6,037,993	$3,637,488	$—	$11,128,750
(a)Includes cumulative depreciation of interest rate contracts, futures contracts, credit contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2026

Empower High Yield Bond Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Forward foreign currency contracts Unrealized appreciation on forward foreign currency contracts	$—	$—	$—	$98,400	$—	$—	$98,400
Swaps - centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	334,364	—	—	—	—	334,364
	$—	$334,364	$—	$98,400	$—	$—	$432,764
Liabilities - Derivative Financial Statements
Forward foreign currency contracts Unrealized depreciation on forward foreign currency contracts	$—	$—	$—	$5,940	$—	$—	$5,940
	$—	$—	$—	$5,940	$—	$—	$5,940
(a)Includes cumulative appreciation of credit contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Inflation-Protected Securities Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$538,907	$—	$538,907
Swaps - centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	2,512,317	—	2,512,317
	$—	$—	$—	$—	$3,051,224	$—	$3,051,224
Liabilities - Derivative Financial Statements
Futures contracts Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$786,978	$—	$786,978
Swaps - centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	2,004,922	—	2,004,922
	$—	$—	$—	$—	$2,791,900	$—	$2,791,900
(a)Includes cumulative appreciation of interest rate contracts, futures contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2026

Empower Multi-Sector Bond Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$2,100,592	$—	$2,100,592
Forward foreign currency contracts Unrealized appreciation on forward foreign currency contracts	—	—	—	13,902	—	—	13,902
	$—	$—	$—	$13,902	$2,100,592	$—	$2,114,494
Liabilities - Derivative Financial Statements
Futures contracts Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$2,463,953	$—	$2,463,953
	$—	$—	$—	$—	$2,463,953	$—	$2,463,953
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Short Duration Bond Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$33,092	$—	$33,092
	$—	$—	$—	$—	$33,092	$—	$33,092
Liabilities - Derivative Financial Statements
Swaps - centrally cleared Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$238,654	$—	$238,654
	$—	$—	$—	$—	$238,654	$—	$238,654
(a)Includes cumulative depreciation of interest rate contracts and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower U.S. Government Securities Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$263,256	$—	$263,256
	$—	$—	$—	$—	$263,256	$—	$263,256
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2026

The effect of derivative investments for the period ended June 30, 2026 is as follows:
Empower Core Bond Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(3,144,247)	$—	$(3,144,247)
Forward foreign currency contracts	—	—	—	53,606	—	—	53,606
Swaps	—	131,594	—	—	1,220,453	—	1,352,047
Total	$—	$131,594	$—	$53,606	$(1,923,794)	$—	$(1,738,594)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$1,365,296	$—	$1,365,296
Forward foreign currency contracts	—	—	—	63,017	—	—	63,017
Swaps	—	14,545	—	—	(880,757)	—	(866,212)
Total	$—	$14,545	$—	$63,017	$484,539	$—	$562,101
Empower Global Bond Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$163,247	$—	$163,247
Forward foreign currency contracts	—	—	—	(285,892)	—	—	(285,892)
Swaps	—	(752,009)	—	—	611,456	—	(140,553)
Options purchased	—	(48,380)	—	—	—	—	(48,380)
Options written	—	496,696	—	—	—	—	496,696
Total	$—	$(303,693)	$—	$(285,892)	$774,703	$—	$185,118
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(1,329,841)	$—	$(1,329,841)
Forward foreign currency contracts	—	—	—	(1,490,084)	—	—	(1,490,084)
Swaps	—	(129,931)	—	—	(2,023,645)	—	(2,153,576)
Options purchased	—	(110,748)	—	—	—	—	(110,748)
Options written	—	122,467	—	—	—	—	122,467
Total	$—	$(118,212)	$—	$(1,490,084)	$(3,353,486)	$—	$(4,990,919)

Semi-Annual Report - June 30, 2026

Empower High Yield Bond Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency contracts	$—	$—	$—	$79,293	$—	$—	$79,293
Swaps	—	(122,817)	—	—	—	—	(122,817)
Total	$—	$(122,817)	$—	$79,293	$—	$—	$(43,524)
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency contracts	$—	$—	$—	$122,302	$—	$—	$122,302
Swaps	—	317,169	—	—	—	—	317,169
Total	$—	$317,169	$—	$122,302	$—	$—	$439,471
Empower Inflation-Protected Securities Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(6,120,736)	$—	$(6,120,736)
Swaps	—	—	—	—	5,348,528	—	5,348,528
Total	$—	$—	$—	$—	$(772,208)	$—	$(772,208)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(597,833)	$—	$(597,833)
Swaps	—	—	—	—	(742,676)	—	(742,676)
Total	$—	$—	$—	$—	$(1,340,509)	$—	$(1,340,509)
Empower Multi-Sector Bond Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(5,784,744)	$—	$(5,784,744)
Forward foreign currency contracts	—	—	—	(51,849)	—	—	(51,849)
Swaps	—	148,832	—	—	—	—	148,832
Total	$—	$148,832	$—	$(51,849)	$(5,784,744)	$—	$(5,687,761)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(553,630)	$—	$(553,630)
Forward foreign currency contracts	—	—	—	13,902	—	—	13,902
Total	$—	$—	$—	$13,902	$(553,630)	$—	$(539,728)

Semi-Annual Report - June 30, 2026

Empower Short Duration Bond Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(560,459)	$—	$(560,459)
Swaps	—	—	—	—	(523,043)	—	(523,043)
Total	$—	$—	$—	$—	$(1,083,502)	$—	$(1,083,502)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$52,076	$—	$52,076
Swaps	—	—	—	—	(1,598,194)	—	(1,598,194)
Total	$—	$—	$—	$—	$(1,546,118)	$—	$(1,546,118)
Empower U.S. Government Securities Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(1,248,858)	$—	$(1,248,858)
Total	$—	$—	$—	$—	$(1,248,858)	$—	$(1,248,858)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$438,919	$—	$438,919
Total	$—	$—	$—	$—	$438,919	$—	$438,919
Concentration of Risk
A Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
A Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include MNAs which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following tables summarize each Fund's financial investments, that, if applicable, are subject to an enforceable MNA as of June 30, 2026.
Empower Core Bond Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
BNP Paribas Securities Corp	$3,215	$—	$—	$—	$3,215
JP Morgan Chase & Co	57,909	(15,152)	—	—	42,757
	$61,124	$(15,152)	$—	$—	$45,972

Semi-Annual Report - June 30, 2026

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
JP Morgan Chase & Co	$(15,152)	$15,152	$—	$—	$ —
	$(15,152)	$15,152	$—	$—	$—
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities
Empower Global Bond Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Banco Santander	$ 1,684	$—	$—	$—	$ 1,684
Bank of America Corp	285,057	(285,057)	—	—	—
Barclays Bank PLC	184,443	(184,443)	—	—	—
BNP Paribas Securities Corp	922,089	(557,138)	—	—	364,951
Brown Brothers Harriman	20,176	(20,176)	—	—	—
Citibank N.A.	121,431	(105,037)	—	—	16,394
Citigroup Global Markets	1,070,158	(1,070,158)	—	—	—
Deutsche Bank	675,496	(124,563)	—	—	550,933
Goldman Sachs	709,667	(312,202)	—	—	397,465
HSBC Bank USA	686,433	(392,195)	—	—	294,238
JP Morgan Chase & Co	197,235	(197,235)	—	—	—
Morgan Stanley & Co LLC	193,678	(193,678)	—	—	—
NatWest Markets PLC	52,143	—	—	—	52,143
RBC Capital Markets	80,251	(80,251)	—	—	—
State Street Bank	108,085	(108,085)	—	—	—
Toronto Dominion Bank	15,860	—	—	—	15,860
UBS AG	60,002	(60,002)	—	—	—
Wells Fargo Bank NA	220,566	—	—	—	220,566
	$ 5,604,454	$ (3,690,220)	$—	$—	$ 1,914,234
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America Corp	$ (715,015)	$ 285,057	$—	$270,000	$ (159,958)
Barclays Bank PLC	(344,623)	184,443	—	—	(160,180)
BNP Paribas Securities Corp	(557,138)	557,138	—	—	—
Brown Brothers Harriman	(419,668)	20,176	—	—	(399,492)
Citibank N.A.	(105,037)	105,037	—	—	—
Citigroup Global Markets	(1,532,103)	1,070,158	—	—	(461,945)
Credit Agricole	(3,201)	—	—	—	(3,201)
Deutsche Bank	(124,563)	124,563	—	—	—
Goldman Sachs	(312,202)	312,202	—	—	—
HSBC Bank USA	(392,195)	392,195	—	—	—
JP Morgan Chase & Co	(623,442)	197,235	—	426,207	—
Morgan Stanley & Co LLC	(627,125)	193,678	—	210,000	(223,447)
RBC Capital Markets	(206,383)	80,251	—	50,000	(76,132)
State Street Bank	(221,742)	108,085	—	—	(113,657)
UBS AG	(220,848)	60,002	—	—	(160,846)
	$ (6,405,285)	$ 3,690,220	$—	$956,207	$ (1,758,858)
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
(b)	Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

Semi-Annual Report - June 30, 2026

Empower High Yield Bond Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Citigroup Global Markets	$14,793	$—	$—	$—	$14,793
HSBC Securities Inc	83,607	—	—	—	83,607
	$98,400	$—	$—	$—	$98,400
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley & Co LLC	$(5,940)	$—	$—	$—	$(5,940)
	$(5,940)	$—	$—	$—	$(5,940)
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Bond Index Fund	0.13% up to $3 billion dollars
0.09% over $3 billion dollars
Empower Core Bond Fund	0.32%
Empower Global Bond Fund	0.57% up to $1 billion dollars
0.52% over $1 billion dollars
0.47% over $2 billion dollars
Empower High Yield Bond Fund	0.55% up to $1 billion dollars
0.50% over $1 billion dollars
0.45% over $2 billion dollars
Empower Inflation-Protected Securities Fund	0.33% up to $1 billion dollars
0.28% over $1 billion dollars
0.23% over $2 billion dollars
Empower Multi-Sector Bond Fund	0.52% up to $1 billion dollars
0.47% over $1 billion dollars
0.42% over $2 billion dollars
Empower Short Duration Bond Fund	0.23%
Empower U.S. Government Securities Fund	0.23%
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the

Semi-Annual Report - June 30, 2026

“Expense Limit”).  The agreement's current term ends on April 30, 2027 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Bond Index Fund	0.15%
Empower Core Bond Fund	0.35%
Empower Global Bond Fund(a)	0.64%
Empower High Yield Bond Fund	0.58%
Empower Inflation-Protected Securities Fund	0.35%
Empower Multi-Sector Bond Fund	0.55%
Empower Short Duration Bond Fund(b)	0.25%
Empower U.S. Government Securities Fund(b)	0.25%

(a) Prior to April 30, 2026, the Empower Global Bond Fund expense limit annual rate was 0.65%.
(b) Prior to April 30, 2026, the Empower Short Duration Bond Fund and the Empower U.S. Government Securities Fund expense limit annual rate was 0.24%.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 30, 2026, the amounts subject to recoupment, if any, were as follows:
Empower Core Bond Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$306,834	$350,531	$299,862	$161,633	$0
Empower Global Bond Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$118,808	$216,500	$229,070	$103,821	$0
Empower High Yield Bond Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$184,048	$245,859	$255,191	$109,183	$0
Empower Inflation-Protected Securities Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$192,962	$233,641	$204,717	$103,628	$0

Semi-Annual Report - June 30, 2026

Empower Multi-Sector Bond Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$376,837	$427,238	$247,981	$82,636	$0
Empower Short Duration Bond Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$124,724	$226,032	$273,795	$144,046	$0
Empower U.S. Government Securities Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$162,765	$186,563	$210,367	$90,929	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and ECM is responsible for compensating each sub-adviser below for its services:
Empower Bond Index Fund - Franklin Advisers, Inc. and Franklin Advisory Services, LLC
Empower Core Bond Fund - Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Empower Global Bond Fund - Insight North America LLC and RBC Global Asset Management (UK) Limited
Empower High Yield Bond Fund - Franklin Advisers, Inc.
Empower Inflation-Protected Securities Fund - Goldman Sachs Asset Management, L.P.
Empower Multi-Sector Bond Fund - Loomis, Sayles & Company, L.P. and Virtus Fixed Income Advisers, LLC
Empower Short Duration Bond Fund - Franklin Advisers, Inc.
Empower U.S. Government Securities Fund - ECM
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,145,000 for the period ended June 30, 2026.

Semi-Annual Report - June 30, 2026

5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Bond Index Fund	$286,650,168	$186,941,466
Empower Core Bond Fund	163,866,223	116,571,416
Empower Global Bond Fund	285,672,906	226,138,843
Empower High Yield Bond Fund	286,660,427	217,282,261
Empower Inflation-Protected Securities Fund	98,476,254	60,348,530
Empower Multi-Sector Bond Fund	444,424,181	310,797,764
Empower Short Duration Bond Fund	135,837,779	62,853,539
Empower U.S. Government Securities Fund	17,490,327	9,979,100
For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were as follows:
	Purchases	Sales
Empower Bond Index Fund	$921,027,852	$576,428,922
Empower Core Bond Fund	1,063,727,546	820,848,038
Empower Global Bond Fund	505,060,414	473,879,268
Empower High Yield Bond Fund	-	-
Empower Inflation-Protected Securities Fund	271,054,533	222,674,916
Empower Multi-Sector Bond Fund	40,487,581	26,259,900
Empower Short Duration Bond Fund	28,707,902	7,949,558
Empower U.S. Government Securities Fund	261,484,554	307,310,487

6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Semi-Annual Report - June 30, 2026

Collateral was invested in Government Money Market Funds. As of June 30, 2026, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Bond Index Fund	$20,868,840	$21,727,422
Empower Core Bond Fund	2,700,779	2,822,930
Empower Global Bond Fund	96,672	103,883
Empower High Yield Bond Fund	27,909,539	28,862,839
Empower Inflation-Protected Securities Fund	600,149	621,120
Empower Multi-Sector Bond Fund	14,180,630	14,770,858
Empower Short Duration Bond Fund	3,480,247	3,594,360
Empower U.S. Government Securities Fund	-	-

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarize the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2026.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Bond Index Fund	Total(a)
Corporate Bonds and Notes	$13,722,176
Foreign Government Bonds and Notes	3,146,170
U.S. Government Agency Bonds and Notes	4,859,076
Total secured borrowings	$21,727,422
Empower Core Bond Fund	Total(a)
Corporate Bonds and Notes	$2,822,930
Total secured borrowings	$2,822,930
Empower Global Bond Fund	Total(a)
Foreign Government Bonds and Notes	$103,883
Total secured borrowings	$103,883
Empower High Yield Bond Fund	Total(a)
Corporate Bonds and Notes	$13,412,454
Convertible Bonds	9,641,235
Convertible Preferred Stock	653,450
Preferred Stock	5,155,700
Total secured borrowings	$28,862,839
Empower Inflation-Protected Securities Fund	Total(a)
Corporate Bonds and Notes	$621,120
Total secured borrowings	$621,120
Empower Multi-Sector Bond Fund	Total(a)
Corporate Bonds and Notes	$11,335,852
Convertible Bonds	534,436
Convertible Preferred Stock	45,236
Foreign Government Bonds and Notes	2,661,390
Preferred Stock	193,944
Total secured borrowings	$14,770,858

Semi-Annual Report - June 30, 2026

Empower Short Duration Bond Fund	Total(a)
Corporate Bonds and Notes	$3,594,360
Total secured borrowings	$3,594,360
(a)The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2026, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2026

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Bond Index Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Bond Index Fund (the “Fund”), a series of Empower Funds; and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM, Franklin Advisers, Inc. (“Franklin Advisers”) and Franklin Advisory Services, LLC (“FAS LLC” and together with Franklin Advisers, “Franklin” or the “Sub-Adviser”) with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, Franklin. In this connection, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel responsible for the day-to-day oversight of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Board noted that it received performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns for the Fund’s Investor Class for each of the one-, three-, five- and ten-year periods ended December 31, 2025, ranked in the fifth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). The Board also observed that the annualized returns for the Fund’s Institutional Class for each of the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fourth quintile of its performance universe.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively-managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to track the total return of the debt securities that comprise the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index. In this regard, the Board observed that although the Fund underperformed its Index for each period reviewed, such underperformance was attributable primarily to the Fund’s expenses, indicating that the Fund tracked the Index in an appropriate manner. The Board noted that prior to February 26, 2024 (the “Sub-Adviser Commencement Date”), the Fund had been managed exclusively by ECM, whereas other series of Empower Funds overseen by the Board are managed by one or more sub-advisers. In this respect, the Board’s evaluation of the Fund’s performance was informed by the Board’s extensive experience with and familiarity of ECM’s processes for overseeing and analyzing performance of sub-advisers, including the detailed review of qualitative and quantitative factors performed by ECM’s Investment Committee with respect to other sub-advised series of Empower Funds and the application of such processes to Franklin with respect to the Fund. Additionally, the Board considered performance data presented by Franklin indicating that the Fund performed in line with the Index for the one-year period ended December 31, 2025 and Franklin’s statement that there were no meaningful deviations from the Index over the reporting period.
In light of the circumstances, the Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Contractual Management Fee for each class of the Fund was less than one-half of a basis point higher than the median contractual management fee of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was higher than the peer group median expense ratio, ranking in the fifth quintile of its peer group with respect to the Investor Class (with the first quintile being the lowest expenses and fifth quintile being the highest expenses) and in the fourth quintile of its peer group with respect to the Institutional Class.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board noted the Sub-Adviser’s statement that there are no direct comparable accounts to the Fund and the Fund is a custom mandate. The Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements of ECM and the Sub-Adviser and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by Franklin, the Board noted Franklin’s statement that the firm does not provide per account profitability information for sub-advised accounts, but that margins on the account would be similar to vehicles with comparable risk and benefit profiles.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that, although the sub-advisory fee is set at a flat rate, the management fee schedule contained a breakpoint that would reduce the management fee on assets above a specified level as the Fund’s assets increased.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding the ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted the Sub-Adviser’s statement that the Fund’s performance record forms part of the overall performance record of the Sub-Adviser and, as a result, may contribute to its reputation and ability to gain prospective advisory clients, a potential benefit that the Sub-Adviser has not estimated quantifiably.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of each Agreement is in the best interests of the Fund.
Empower Core Bond Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Core Bond Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among Empower Funds, ECM and each of Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington” and together with GSAM, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of GSAM and Wellington. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the

Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)

The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board considered the CCO’s assessment that the compliance program of each Sub-Adviser appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fifth, third, fourth and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) and outperforming the performance universe median for the three-year period ended December 31, 2025. As to the Fund’s Institutional Class, the Board observed that the Fund’s annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the third, second, third and second quintiles, respectively, of its performance universe, ranking in the 51st percentile over the one-year period and outperforming the performance universe median for each of the three-, five- and ten-year periods ended

December 31, 2025. The Board observed that although each class of the Fund underperformed the benchmark index for the one-year period ended December 31, 2025, and the Fund’s Investor Class underperformed the benchmark for the five-year period ended December 31, 2025, each class of the Fund outperformed the benchmark index for each other period reviewed.
In evaluating the Fund’s investment performance and the performance of each Sub-Adviser, the Board noted that Wellington commenced management of an allocated portion of the Fund’s portfolio in April 2017. In this regard, the Board noted that certain performance results were attributable to both Wellington and another firm that had been engaged by ECM to manage a portion of the Fund’s portfolio through July 2021, when such firm was replaced by GSAM.
In addition, the Board took into account ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information from GSAM regarding its standard institutional fee schedule and the fee charged for other sub-advised registered funds or representative accounts managed in the same investment style as the Fund. The Board assessed the foregoing information and noted factors contributing to certain differences in sub-advisory fee schedules between the Fund and other representative accounts, such as the size of the mandate, applicable benchmark, investment guidelines and the level of servicing required. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to these other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund. The Board also noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by GSAM. The Board reviewed the most recent financial statements from ECM and the Sub-Advisers and profitability information from ECM and GSAM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, the Board noted although Wellington did not provide an estimate of its profits related to the Fund, the agreement with Wellington is arm’s length and therefore, such information was not relevant to the Board’s consideration of the continuation of the Sub-Advisory Agreement relating to Wellington. As to GSAM’s profitability, the Board noted that GSAM reported a negative margin associated with management of its allocated portion of the Fund’s portfolio.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that each sub-advisory fee schedule contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. However, the Board took into account that the sub-advisory fees under the Sub-Advisory Agreements are paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that Wellington did not identify any ancillary benefits and with respect to GSAM, the Board noted that improved trading efficiencies from aggregated orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Global Bond Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Global Bond Fund (the “Fund”), a series of Empower Funds; (ii) the investment sub-advisory agreement (the “Insight Sub-Advisory Agreement”) by and among Empower Funds, ECM and Insight North America LLC (“Insight”), with respect to the Fund; (iii) the investment sub-advisory agreement (the “RBC GAM Sub-Advisory Agreement”) by and among Empower Funds, ECM and RBC Global Asset Management (UK) Limited (“RBC GAM” and together with Insight, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund; and (iv) the sub-delegation agreement (the “RBC Sub-Delegation Agreement”) by and among Empower Funds, ECM, RBC GAM and RBC GAM’s affiliate, RBC Global Asset Management (U.S.) Inc. (“RBC US”). (The Insight Sub-Advisory Agreement and the RBC GAM Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Insight and RBC GAM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security. Additionally, pursuant to the Sub-Delegation Agreement, RBC GAM may delegate certain services, including the trading of relevant credits, foreign exchange and derivatives to RBC US, with respect to the portion of the Fund’s portfolio allocated to RBC GAM.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
With respect to the RBC Sub-Delegation Agreement, the Board considered its initial evaluation of the RBC Sub-Delegation Agreement at the Board’s December 10-11, 2024 meeting and that, pursuant to the RBC Sub-Delegation Agreement, RBC GAM remains solely responsible for each of its responsibilities under the RBC GAM Sub-Advisory Agreement, with respect to the Fund.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”), provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.

Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the third, fourth, fourth and fifth quintiles, respectively, of their respective performance universes (the first quintile being the best performers and the fifth quintile being the worst performers), with specific performance universe rankings over the one-year period in the 51st percentile for the Investor Class and in the 49th percentile for the Institutional Class.  With respect to the Fund’s performance relative to its benchmark, the Board observed that although each class of the Fund underperformed the benchmark for the one- and ten-year periods ended December 31, 2025, and the Fund’s Investor Class underperformed the benchmark for the three- and five-year periods ended December 31, 2025, the Fund’s Institutional Class outperformed the benchmark for both the three- and five-year periods ended December 31, 2025.
In evaluating the Fund’s investment performance and the performance of the Sub-Advisers, the Board noted that each of Insight and RBC GAM and its respective affiliates commenced management of its allocated portion of the Fund’s portfolio in August 2018 and in July 2021, respectively. The Board also considered that, prior to July 2021, a portion of the Fund’s portfolio was managed by another sub-adviser and therefore, the Fund’s performance history reflects, in part, services provided by that firm.
The Board further considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary, such as the contributions of duration and yield curve positioning.
The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the cost of services provided by ECM and Insight from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.

In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that, although the Contractual Management Fee for the Institutional Class was higher than its peer group median contractual management fee, the Contractual Management Fee for the Investor Class was equal to its peer group median contractual management fee. The Board also observed that, effective April 30, 2026, the expense limit for the Fund was reduced to 0.64%. The Board further observed that the Fund’s total annual operating expense ratio for each class was higher than the peer group median expense ratio, and giving effect to the reduced expense limitations, ranked in the fourth quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. With respect to the Sub-Advisers, the Board noted that neither Sub-Adviser provided information on specific fees charged to other clients. However, Insight stated that the Fund’s sub-advisory fee is appropriate given the factors that the Sub-Adviser considers when determining fee schedules, such as the mandate’s complexity and size, servicing needs, cashflow frequency, reporting requirements, size of overall relationship and applicable benchmark, among other things. As to RBC GAM, the Board noted that the Sub-Adviser’s statement that the sub-advisory fee is appropriate and reasonable in relation to the costs of providing sub-advisory services and that the sub-advisory fee charged to ECM is similar to other similar mandates. The Board also noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by Insight. The Board reviewed the financial statements from ECM and the Sub-Advisers and profitability information from ECM and Insight.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. With respect to the Sub-Advisers, the Board noted that although RBC GAM did not provide an estimate of its profits related to the Fund, the RBC GAM Sub-Advisory Agreement is arm’s length and therefore, such information regarding RBC GAM was not relevant to the Board’s consideration of the continuation of the RBC GAM Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation the Board noted that both the management fee schedule and the sub-advisory fee schedule for the RBC GAM Sub-Advisory Agreement contained breakpoints that would reduce the fee rate on assets above specified levels as the Fund’s assets increased, although the breakpoints in the RBC GAM sub-advisory fee schedule take effect at lower asset levels than for the management fee. While the fee schedule for the Insight Sub-Advisory Agreement does not include breakpoints, the Board noted Insight’s statement that its low, at-scale sub-advisory fee already encompasses economies of scale.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. As to the Sub-Advisers, the Board noted that neither Insight nor RBC GAM identified any indirect “fall out” benefits to be received from their relationships with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement and the RBC Sub-Delegation Agreement continue to be reasonable and that the continuation of the Agreements and the RBC Sub-Delegation Agreement is in the best interests of the Fund.
Empower High Yield Bond Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower High Yield Bond Fund, a series of Empower Funds (the “Fund”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Franklin Advisers, Inc. (the “Sub-Adviser” or “Franklin”), with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, Franklin. In this connection, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Empower is an indirect wholly-owned subsidiary of Empower of America; references herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the

Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and/or the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class exceeded its performance universe median for each of the one- and ten-year periods ended December 31, 2025, ranking in the first and second quintiles, respectively, of its performance universe for each period (the first quintile being the best performers and the fifth quintile being the worst performers). The annualized returns of the Investor Class for the three- and five-year periods ended December 31, 2025 were in the third and fourth quintiles, respectively, of its performance universe, with annualized returns over the three-year period being equal to the median. The Board further observed that the annualized returns of the Fund’s Institutional Class exceeded its performance universe median for each of the one-, three- and ten-year periods ended December 31, 2025, ranking in the first, second and first quintiles, respectively, of its performance universe for each period. The annualized returns of the Institutional Class for the five-year period ended December 31, 2025 were in the third quintile of its performance universe, with a specific universe ranking in the 57th percentile of its performance universe. The Board also noted that the Fund’s annualized returns underperformed a blended benchmark index of 80% ICE BofA US High Yield Index and 20% ICE BofA All US Convertibles Index for each period reviewed.

The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered the Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board further considered the Sub-Adviser’s recent restructure of its investment team. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. The Board further noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that the total annual operating expense ratio for each class was lower than its respective peer group median expense ratio, ranking for each of the Investor and Institutional Class in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). The Board considered that, effective January 1, 2026, the Fund’s management fee schedule at each breakpoint tier and expense limitation amount were reduced by 5 basis points.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. As to the Sub-Adviser, the Board received information regarding the fee for its own retail mutual fund managed in the same investment style. The Board noted that, based on the information provided, any fees charged by the Sub-Adviser to these other accounts and products appeared to be competitive with the fee charged to ECM for the Fund.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements of ECM and the Sub-Adviser and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by Franklin, the Board noted Franklin’s statement that the firm does not provide per account profitability information for sub-advised accounts, but that margins on the account would be similar to vehicles with comparable risk and benefit profiles.

Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted the Sub-Adviser’s statement that the Fund’s performance record forms part of the overall performance record of the Sub-Adviser and, as a result, may contribute to its reputation and ability to gain prospective advisory clients.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Inflation-Protected Securities Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”)

between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Inflation-Protected Securities Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, GSAM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.

Investment Performance
With respect to the Fund’s investment performance, the Board noted that the Fund commenced operations on January 4, 2018. Therefore, the Board reviewed performance data for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one-, three- and five-year periods ended December 31, 2025. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns for each class exceeded its respective performance universe median for each period reviewed, ranking in the first or second quintile (the first quintile being the best performers and the fifth quintile being the worst performers), of its respective performance universe for each period reviewed. The Board also noted that each class of the Fund underperformed the Bloomberg 1-10 Year U.S. Treasury Inflation-Protected Securities Index for each period reviewed, other than the Institutional Class for the three-year period ended December 31, 2025.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. In evaluating the performance data, the Board also took into account the Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things. Additionally, the Board considered the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of duration, yield curve positioning and sector allocation strategies on performance.
The Board also considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Contractual Management Fee for the Investor Class was lower than its peer group median contractual management fee and equaled its peer group median contractual management fee with respect to the Institutional Class. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of the peer group, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also reviewed information regarding the Sub-Adviser’s standard institutional fee schedule for the Fund’s strategy, as disclosed in its Form ADV, which was higher than the fee charged to ECM for the Fund. Also noted was GSAM’s statement that sub-advisory fees negotiated between the Sub-Adviser and investment advisers are a function of the size of the mandate, the applicable benchmark, investment guidelines, account inception date and the level of servicing required. Moreover, the Board considered that ECM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. As to GSAM’s profitability, the Board noted that GSAM reported a negative margin associated with management of its allocated portion of the Fund’s portfolio.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. With respect to GSAM, the Board noted that improved trading efficiencies resulting from aggregated Fund orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Multi-Sector Bond Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Multi-Sector Bond Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among Empower Funds, ECM and each of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Virtus Fixed Income Advisers, LLC (“VFIA” and together with Loomis Sayles, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Loomis Sayles and VFIA. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the third, third, fourth and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), with specific performance universe rankings for the one-, three- and five-year periods in the 41st, 57th, and 69th percentiles, respectively. As to the Institutional Class, the Board observed that the Fund’s annualized returns exceeded the returns of the performance universe for each period reviewed, with the exception of the five-year period ended December 31, 2025, ranking in the 59th percentile for the five-year period. In addition, the Board noted that each class of the Fund outperformed the Bloomberg Multiverse Index for each period reviewed, other than for the one-year period ended December 31, 2025.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.

In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Contractual Management Fee for each class of the Fund was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that the total annual operating expense ratio for each class of the Fund was lower than the median total annual operating expense ratio of its respective peer group of funds, ranking in the third quintile of its peer group (43rd percentile) with respect to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the first quintile of its peer group with respect to the Institutional Class.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information from Loomis Sayles regarding its standard institutional multi-sector bond strategy fee schedule, as disclosed in its Form ADV, as well as the fees charged by the Sub-Adviser for its own retail mutual bond fund and another bond fund managed in the same investment style as the Fund. As to VFIA, the Board received information regarding its average fee for registered funds and other institutional accounts managed with a similar investment strategy. The Board also noted VFIA’s statement that there are no comparable accounts that have a lower advisory fee than the Fund. The Board noted that any fees charged by the Sub-Advisers to these other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from ECM and each Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and each Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.

Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the statement by Loomis Sayles that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material. Loomis Sayles also noted that the potential reputational benefit from its management of funds, including the Fund, and the possibility that such funds’ performance may attract investors, is too difficult to quantify. With respect to VFIA, the Board noted that the Sub-Adviser does not expect to receive any indirect “fall-out” benefits from managing its allocated portion of the Fund’s portfolio.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Short Duration Bond Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Short Duration Bond Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Franklin Advisers, Inc. (the “Sub-Adviser” or “Franklin”), with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, Franklin. In this connection, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.

On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Empower is an indirect wholly-owned subsidiary of Empower of America. References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.

The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and/or the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one, three-, five- and ten-year periods ended December 31, 2025 were in the fourth, fourth, fourth and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), with annualized returns for the ten-year period ended December 31, 2025 exceeding its performance universe median and ranking in the 48th percentile. As to the Fund’s Institutional Class, the Board observed that the annualized returns exceeded the performance universe median for each of the one-, three-, five- and ten-year periods ended December 31, 2025, ranking in the third quintile of its performance universe for each period, with the exception of the ten-year period, which ranked in the second quintile of its performance universe. The Board also observed that the Fund’s Investor Class underperformed the Bloomberg 1-3 Year Credit Bond Index (the “1-3 Year Credit Bond Index”) for each period reviewed and that the Fund’s Institutional Class outperformed the 1-3 Year Credit Bond Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered the Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was below its respective peer group median contractual management fee, ranked in the first quintile (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and was the lowest of its respective peer group. The Board also observed that the total annual operating expense ratio of each class of the Fund was below its respective peer group median expense ratio, ranking in the first quintile of its respective peer group, and, as to the Fund’s Institutional Class, was the lowest of its peer group.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board received information from the Sub-Adviser regarding its fee schedule for a proprietary mutual fund managed with a similar strategy as the Fund. The Board noted the Sub-Adviser’s statement that the fees charged were reasonable in light of the costs of providing services to the Fund. Moreover, the Board considered that, as to the Sub-Adviser, ECM, and not the Fund, pays the sub-advisory fees and such fees are negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements of ECM and the Sub-Adviser and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by Franklin, the Board noted Franklin’s statement that the firm does not provide per account profitability information for sub-advised accounts, but that margins on the account would be similar to vehicles with comparable risk and benefit profiles.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders. In this regard, the Board considered the competitiveness of the Fund’s Contractual Management Fee for each share class that, as noted earlier, was below its respective peer group median and was the lowest of its respective peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted the Sub-Adviser’s statement that the Fund’s performance record forms part of the overall performance record of the Sub-Adviser and, as a result, may contribute to its reputation and ability to gain prospective advisory clients.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower U.S. Government Securities Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM” or the “Adviser”) and Empower Funds, on behalf of Empower U.S. Government Securities Fund (the “Fund”), a series of Empower Funds.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.

On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Advisory Agreement for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM. Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel responsible for the day-to-day management of the Fund, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered ECM’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.

In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was the organization’s risk management framework, cybersecurity program and controls relating to enterprise resiliency. The Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, as well as a recent restructuring of the compliance function at ECM. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account. Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and/or the Fund, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index, the Bloomberg U.S. Government/Mortgage Index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the Index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds. The Board also considered that the Fund’s investment objective is to seek the highest level of return consistent with preservation of capital and substantial credit protection.
The Board observed that the annualized returns of the Fund’s Investor Class for each of the one-, three- and five-year periods ended December 31, 2025 were in the fifth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) and in the fourth quintile of its performance universe for the ten-year period ended December 31, 2025. As to the Fund’s Institutional Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fifth, fourth, fourth and third quintiles, respectively, of its performance universe, exceeding the performance universe median for the ten-year period. The Board also observed that, although the Investor Class underperformed the Index for each period reviewed, the Institutional Class outperformed the Index for the three-, five- and ten-year periods and underperformed the Index for the one-year period ended December 31, 2025.
The Board evaluated performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in each Fund’s prospectus, and in the context of overall recent market conditions.
In light of the circumstances, the Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by ECM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fee payable by the Fund and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that, as to each class of the Fund, both the Contractual Management Fee and the total annual operating expense ratio were the lowest in its respective peer group.
The Board also received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that the funds within Empower Funds have higher advisory fees than the separate accounts and other products managed by ECM because of the regulatory compliance and reporting requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders. In this regard, the Board considered the peer group ranking of the Fund’s Contractual Management Fee for each share class that, as noted earlier, was the lowest of its respective peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM from its relationship with the Fund as part of the total mix of information evaluated by the Board.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of, service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 20, 2026